UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard LifeStrategy® 20/80 Fund Investor Shares - VASIX

Vanguard LifeStrategy® 40/60 Fund Investor Shares - VSCGX

Vanguard LifeStrategy® 60/40 Fund Investor Shares - VSMGX

Vanguard LifeStrategy® 80/20 Fund Investor Shares - VASGX

Vanguard STAR® Fund Investor Shares - VGSTX

Vanguard STAR® Core-Plus Bond Fund Institutional Shares - VCPSX

Vanguard Total International Stock Index Fund Investor Shares - VGTSX

Vanguard Total International Stock Index Fund ETF Shares - VXUS

Vanguard Total International Stock Index Fund Admiral™ Shares - VTIAX

Vanguard Total International Stock Index Fund Institutional Shares - VTSNX

Vanguard Total International Stock Index Fund Institutional Plus Shares - VTPSX

Vanguard Total International Stock Index Fund Institutional Select Shares - VTISX

Vanguard LifeStrategy® 20/80 Fund
Investor Shares (VASIX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard LifeStrategy 20/80 Fund (formerly known as Vanguard LifeStrategy Income Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.11%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$4,030
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	54.7%
Vanguard Total International Bond II Index Fund Investor Shares	23.1%
Vanguard Total Stock Market Index Fund Investor Shares	12.7%
Vanguard Total International Stock Index Fund Investor Shares	8.8%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR723

Vanguard LifeStrategy® 40/60 Fund
Investor Shares (VSCGX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard LifeStrategy 40/60 Fund (formerly known as Vanguard LifeStrategy Conservative Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.12%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$11,178
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Bond Market II Index Fund Investor Shares	40.6%
Vanguard Total Stock Market Index Fund Investor Shares	24.9%
Vanguard Total International Bond II Index Fund Investor Shares	17.0%
Vanguard Total International Stock Index Fund Investor Shares	16.9%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR724

Vanguard LifeStrategy® 60/40 Fund
Investor Shares (VSMGX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard LifeStrategy 60/40 Fund (formerly known as Vanguard LifeStrategy Moderate Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.13%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$23,874
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Stock Market Index Fund Investor Shares	36.6%
Vanguard Total Bond Market II Index Fund Investor Shares	26.5%
Vanguard Total International Stock Index Fund Investor Shares	25.2%
Vanguard Total International Bond II Index Fund Investor Shares	11.0%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR914

Vanguard LifeStrategy® 80/20 Fund
Investor Shares (VASGX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard LifeStrategy 80/20 Fund (formerly known as Vanguard LifeStrategy Growth Fund) (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$26,161
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard Total Stock Market Index Fund Investor Shares	48.1%
Vanguard Total International Stock Index Fund Investor Shares	32.8%
Vanguard Total Bond Market II Index Fund Investor Shares	13.0%
Vanguard Total International Bond II Index Fund Investor Shares	5.5%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR122

Vanguard STAR® Fund
Investor Shares (VGSTX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard STAR Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.29%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$23,629
Number of Portfolio Holdings	10
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Vanguard STAR Core-Plus Bond Fund Institutional Shares[1]	36.1%
Vanguard WindsorTM II Fund Investor Shares	14.2%
Vanguard U.S. Growth Fund Investor Shares	11.6%
Vanguard Windsor Fund Investor Shares	8.5%
Vanguard PRIMECAP Fund Investor Shares	6.7%
Vanguard International Value Fund Investor Shares	6.4%
Vanguard International Growth Fund Investor Shares	6.3%
Vanguard International Core Stock Fund Investor Shares	6.3%
Vanguard Dividend Growth Fund Investor Shares	3.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
[1]	STAR Core-Plus Bond Fund is the wholly owned fund in which the Fund has invested a portion of its assets.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR56

Vanguard STAR® Core-Plus Bond Fund
Institutional Shares (VCPSX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard STAR Core-Plus Bond Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$8,524
Number of Portfolio Holdings	3,150
Portfolio Turnover Rate	179%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	11.6%
Corporate Bonds	33.8%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	19.2%
Taxable Municipal Bonds	0.7%
U.S. Government and Agency Obligations	31.1%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(1.2%)
Other Assets and Liabilities—Net	4.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV043

Vanguard Total International Stock Index Fund
Investor Shares (VGTSX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR113

Vanguard Total International Stock Index Fund
ETF Shares (VXUS) Nasdaq
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3369

Vanguard Total International Stock Index Fund
Admiral™ Shares (VTIAX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR569

Vanguard Total International Stock Index Fund
Institutional Shares (VTSNX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1869

Vanguard Total International Stock Index Fund
Institutional Plus Shares (VTPSX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1870

Vanguard Total International Stock Index Fund
Institutional Select Shares (VTISX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Total International Stock Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.045%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$629,338
Number of Portfolio Holdings	8,871
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Africa	1.0%
Asia	46.9%
Europe	36.2%
North America	8.7%
Oceania	4.5%
Others	0.1%
South America	1.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1969

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard STAR® Funds
Vanguard STAR Fund
Vanguard STAR Core-Plus Bond Fund

Contents
STAR Fund	1
STAR Core-Plus Bond Fund	8

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.9%)
Vanguard WindsorTM II Fund Investor Shares	67,759,134	3,352,722
Vanguard U.S. Growth Fund Investor Shares	37,202,204	2,755,195
Vanguard Windsor Fund Investor Shares	87,019,226	2,009,274
Vanguard PRIMECAP Fund Investor Shares	8,014,090	1,584,225
Vanguard Dividend Growth Fund Investor Shares	29,790,506	913,377
		10,614,793
International Stock Funds (19.0%)
Vanguard International Value Fund Investor Shares	33,486,734	1,501,545
Vanguard International Growth Fund Investor Shares	40,874,177	1,499,265
Vanguard International Core Stock Fund Investor Shares	80,019,490	1,486,762
		4,487,572
U.S. Bond Fund (36.1%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	848,238,749	8,523,715
Total Investment Companies (Cost $15,060,139)		23,626,080
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 3.685% (Cost $603)	6,033	603
Total Investments (100.0%) (Cost $15,060,742)		23,626,683
Other Assets and Liabilities—Net (0.0%)		2,040
Net Assets (100%)		23,628,723
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents a wholly owned fund. See accompanying financial statements for Vanguard STAR Core-Plus Bond Fund's Schedule of Investments.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,060,742)	23,626,683
Receivables for Investment Securities Sold	5,397
Receivables for Capital Shares Issued	2,770
Total Assets	23,634,850
Liabilities
Payables for Capital Shares Redeemed	6,127
Total Liabilities	6,127
Net Assets	23,628,723
At April 30, 2026, net assets consisted of:

Paid-in Capital	13,544,769
Total Distributable Earnings (Loss)	10,083,954
Net Assets	23,628,723

Net Assets
Applicable to 785,705,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,628,723
Net Asset Value Per Share	$30.07
See accompanying Notes, which are an integral part of the Financial Statements.
2

STAR Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	310,626
Net Investment Income—Note C	310,626
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,384,395
Affiliated Funds Sold	199,759
Realized Net Gain (Loss)	1,584,154
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(835,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,059,492
See accompanying Notes, which are an integral part of the Financial Statements.
3

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	310,626	571,375
Realized Net Gain (Loss)	1,584,154	1,473,703
Change in Unrealized Appreciation (Depreciation)	(835,288)	1,010,366
Net Increase (Decrease) in Net Assets Resulting from Operations	1,059,492	3,055,444
Distributions
Total Distributions	(1,774,578)	(1,448,827)
Capital Share Transactions
Issued	319,718	598,441
Issued in Lieu of Cash Distributions	1,659,168	1,358,487
Redeemed	(1,396,826)	(2,982,250)
Net Increase (Decrease) from Capital Share Transactions	582,060	(1,025,322)
Total Increase (Decrease)	(133,026)	581,295
Net Assets
Beginning of Period	23,761,749	23,180,454
End of Period	23,628,723	23,761,749
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.06	$29.01	$24.68	$25.23	$34.17	$29.01
Investment Operations
Net Investment Income[1]	.394	.724	.663	.563	.464	.395
Capital Gain Distributions Received[1]	1.758	1.205	.381	.717	1.827	.960
Net Realized and Unrealized Gain (Loss) on Investments	(.794)	1.968	4.781	.233	(9.076)	5.846
Total from Investment Operations	1.358	3.897	5.825	1.513	(6.785)	7.201
Distributions
Dividends from Net Investment Income	(.454)	(.714)	(.652)	(.551)	(.449)	(.405)
Distributions from Realized Capital Gains	(1.894)	(1.133)	(.843)	(1.512)	(1.706)	(1.636)
Total Distributions	(2.348)	(1.847)	(1.495)	(2.063)	(2.155)	(2.041)
Net Asset Value, End of Period	$30.07	$31.06	$29.01	$24.68	$25.23	$34.17
Total Return[2]	4.58%	14.24%	24.07%	6.24%	-21.07%	25.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,629	$23,762	$23,180	$20,682	$21,004	$28,992
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.29%	0.29%	0.30%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.50%	2.38%	2.18%	1.61%	1.21%
Portfolio Turnover Rate	5%	56%	4%	6%	12%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in select Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), and 30% to 40% in STAR Core-Plus Bond Fund, a broad U.S. fixed income fund. The STAR Core-Plus Bond Fund is wholly owned by the Vanguard STAR Fund, and its financial statements accompany these financial statements. Other information about each underlying fund is available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

STAR Fund
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,061,502
Gross Unrealized Appreciation	8,670,293
Gross Unrealized Depreciation	(105,112)
Net Unrealized Appreciation (Depreciation)	8,565,181
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	10,698	20,724
Issued in Lieu of Cash Distributions	56,724	48,861
Redeemed	(46,740)	(103,746)
Net Increase (Decrease) in Shares Outstanding	20,682	(34,161)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Dividend Growth Fund	888,811	181,946	—	—	(157,380)	7,750	174,195	913,377
Vanguard International Core Stock Fund	1,540,336	64,926	258,034	36,715	102,819	19,980	44,946	1,486,762
Vanguard International Growth Fund	1,525,910	94,007	25,888	1,638	(96,402)	15,597	78,409	1,499,265
Vanguard International Value Fund	1,512,446	239,219	206,193	17,612	(61,539)	40,282	198,937	1,501,545
Vanguard Market Liquidity Fund	2	NA1	NA1	—	—	6	—	603
Vanguard PRIMECAP Fund	1,579,081	222,071	233,081	68,856	(52,702)	13,262	208,810	1,584,225
Vanguard STAR Core-Plus Bond Fund[2]	8,521,390	208,803	79,437	(1,232)	(125,809)	169,665	36,646	8,523,715
Vanguard U.S. Growth Fund	2,912,471	239,498	6,374	5,295	(395,695)	1,684	237,814	2,755,195
Vanguard Windsor Fund	1,951,465	125,933	122,301	5,646	48,531	18,066	107,867	2,009,274
Vanguard Windsor II Fund	3,328,469	321,104	264,969	65,229	(97,111)	24,334	296,771	3,352,722
Total	23,760,381	1,697,507	1,196,277	199,759	(835,288)	310,626	1,384,395	23,626,683
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund, see accompanying financial statement for Vanguard STAR Core-Plus Bond Fund.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
7

STAR Core-Plus Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (31.1%)
U.S. Government Securities (6.5%)
[1]	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	18,188	18,246
[2]	United States Treasury Note/Bond	3.625%	3/31/2030	44,156	43,597
[3]	United States Treasury Note/Bond	4.125%	8/31/2030	28,009	28,143
	United States Treasury Note/Bond	3.500%	11/30/2030	40,977	40,113
[1]	United States Treasury Note/Bond	3.750%	12/31/2030	20,000	19,770
	United States Treasury Note/Bond	4.125%	11/30/2031	43,356	43,436
	United States Treasury Note/Bond	4.250%	11/15/2040	16,490	15,593
[1]	United States Treasury Note/Bond	4.750%	2/15/2041	14,760	14,721
	United States Treasury Note/Bond	1.750%	8/15/2041	3,105	2,061
	United States Treasury Note/Bond	2.000%	11/15/2041	32,763	22,496
	United States Treasury Note/Bond	2.375%	2/15/2042	11,852	8,583
	United States Treasury Note/Bond	3.000%	5/15/2042	17,000	13,445
	United States Treasury Note/Bond	3.250%	5/15/2042	10,000	8,190
	United States Treasury Note/Bond	3.875%	5/15/2043	25,800	22,688
[1]	United States Treasury Note/Bond	3.750%	11/15/2043	20,000	17,195
	United States Treasury Note/Bond	4.625%	11/15/2044	17,424	16,715
[1]	United States Treasury Note/Bond	2.500%	2/15/2045	25,338	17,597
[1]	United States Treasury Note/Bond	4.750%	2/15/2045	38,000	37,017
	United States Treasury Note/Bond	2.500%	2/15/2046	4,711	3,218
	United States Treasury Note/Bond	3.000%	5/15/2047	1,040	765
[4]	United States Treasury Note/Bond	2.375%	11/15/2049	16,331	10,290
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	42,300	19,843
[3]	United States Treasury Note/Bond	1.375%	8/15/2050	43,700	21,109
[1]	United States Treasury Note/Bond	1.625%	11/15/2050	35,400	18,260
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	32,800	20,291
	United States Treasury Note/Bond	1.875%	11/15/2051	42,100	22,836
	United States Treasury Note/Bond	2.250%	2/15/2052	38,063	22,653
	United States Treasury Note/Bond	4.750%	5/15/2055	28,000	26,919
					555,790
Conventional Mortgage-Backed Securities (19.6%)
[5,6]	Fannie Mae Pool	3.000%	6/1/2043	5,216	4,768
[5,6]	Freddie Mac Gold Pool	3.000%	6/1/2045–1/1/2047	1,279	1,150
[5,6]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	238	221
[5,6]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	263	252
[5,6]	Freddie Mac Gold Pool	4.500%	9/1/2035–11/1/2045	2,946	2,925
[5,6]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	1,005	1,019
[5]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	7,297	6,473
[5]	Ginnie Mae I Pool	3.000%	11/15/2026–6/15/2030	330	326
[5]	Ginnie Mae I Pool	3.250%	8/15/2042	1,264	1,173
[5]	Ginnie Mae I Pool	3.500%	7/15/2042	10	10
[5]	Ginnie Mae I Pool	3.750%	7/15/2042	167	158
[5]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	2,106	2,018
[5]	Ginnie Mae I Pool	5.000%	6/15/2041	1	1
[5]	Ginnie Mae I Pool	5.500%	1/15/2030–9/15/2045	8	1,187
[5]	Ginnie Mae I Pool	6.000%	3/15/2040	22	22
[5]	Ginnie Mae I Pool	6.500%	5/15/2037	1	1
[5]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	571	582
[5]	Ginnie Mae I Pool	7.500%	10/15/2031	284	292
[5]	Ginnie Mae I Pool	8.000%	8/15/2031	117	120
[5]	Ginnie Mae II Pool	1.500%	4/20/2044–6/20/2047	48	36
[5]	Ginnie Mae II Pool	2.000%	10/20/2043–8/20/2051	62,826	51,786
[5]	Ginnie Mae II Pool	2.500%	6/20/2037–3/20/2052	83,688	72,240
[5]	Ginnie Mae II Pool	3.000%	4/20/2031–12/20/2052	52,916	47,581
[5]	Ginnie Mae II Pool	3.500%	5/20/2046–9/20/2051	42,313	39,309
[5]	Ginnie Mae II Pool	4.000%	6/20/2039–8/20/2052	45,232	42,833
[5]	Ginnie Mae II Pool	4.500%	12/20/2032–10/20/2052	28,541	27,856
[5,7]	Ginnie Mae II Pool	5.000%	3/20/2033–5/15/2056	78,635	78,642
[5,7]	Ginnie Mae II Pool	5.500%	1/20/2034–5/15/2056	62,357	63,410
[5,7]	Ginnie Mae II Pool	6.000%	4/20/2028–5/15/2056	28,821	29,531
8

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ginnie Mae II Pool	6.500%	5/20/2037–8/20/2055	7,377	7,732
[5]	Ginnie Mae II Pool	7.000%	2/20/2055	1,630	1,683
[5,6]	UMBS Pool	1.500%	2/1/2036–1/1/2051	68,564	56,775
[5,6,7]	UMBS Pool	2.000%	5/1/2036–5/25/2056	361,377	298,973
[5,6,7]	UMBS Pool	2.500%	7/1/2027–5/25/2056	274,304	235,415
[5,6,7]	UMBS Pool	3.000%	9/1/2026–5/25/2056	80,921	73,787
[5,6,7]	UMBS Pool	3.500%	5/1/2042–5/25/2056	119,981	110,517
[5,6,7]	UMBS Pool	4.000%	7/1/2042–5/25/2056	22,820	22,161
[5,6,7]	UMBS Pool	4.500%	12/1/2040–5/25/2056	138,683	133,953
[5,6,7]	UMBS Pool	5.000%	9/1/2035–5/25/2056	201,572	199,766
[5,6,7]	UMBS Pool	6.000%	11/1/2052–5/25/2056	16,834	18,399
[5,6]	UMBS Pool	6.500%	2/1/2029–8/1/2055	37,051	38,814
					1,673,897
Nonconventional Mortgage-Backed Securities (5.0%)
[5,6]	Fannie Mae Pool	1.773%	8/1/2051	1,766	1,711
[5,6]	Fannie Mae Pool	3.836%	4/1/2056	1,510	1,476
[5,6]	Fannie Mae Pool	4.304%	2/1/2056	9,913	9,757
[5,6]	Fannie Mae Pool	4.522%	9/1/2055	7,518	7,463
[5,6]	Fannie Mae Pool	4.553%	10/1/2055	12,487	12,406
[5,6]	Fannie Mae Pool	4.593%	3/1/2056	1,374	1,373
[5,6]	Fannie Mae Pool	4.617%	8/1/2055	4,373	4,382
[5,6]	Fannie Mae Pool	4.633%	3/1/2056	2,806	2,807
[5,6]	Fannie Mae Pool	4.637%	3/1/2056	8,639	8,641
[5,6]	Fannie Mae Pool	4.665%	4/1/2056	2,310	2,312
[5,6]	Fannie Mae Pool	4.713%	1/1/2056	3,203	3,211
[5,6]	Fannie Mae Pool	4.737%	5/1/2056	16,400	16,384
[5,6]	Fannie Mae Pool	4.849%	12/1/2055	2,402	2,396
[5,6]	Fannie Mae Pool	4.860%	12/1/2055	11,694	11,720
[5,6]	Fannie Mae Pool	4.901%	4/1/2056	2,110	2,115
[5,6]	Fannie Mae Pool	4.920%	4/1/2056	2,720	2,725
[5,6]	Fannie Mae Pool	4.980%	3/1/2056	6,682	6,713
[5,6]	Fannie Mae Pool	4.995%	11/1/2055	5,710	5,739
[5,6]	Fannie Mae Pool	4.999%	8/1/2055	2,124	2,145
[5,6]	Fannie Mae Pool	5.025%	4/1/2056	1,430	1,429
[5,6]	Fannie Mae Pool	5.041%	3/1/2056	4,985	5,027
[5,6]	Fannie Mae Pool	5.047%	4/1/2056	3,348	3,369
[5,6]	Fannie Mae Pool	5.048%	12/1/2055	7,085	7,136
[5,6]	Fannie Mae Pool	5.058%	1/1/2056	2,839	2,859
[5,6]	Fannie Mae Pool	5.084%	5/1/2056	1,710	1,722
[5,6]	Fannie Mae Pool	5.093%	10/1/2055	5,869	5,931
[5,6]	Fannie Mae Pool	5.094%	12/1/2055	4,206	4,249
[5,6]	Fannie Mae Pool	5.117%	10/1/2055	2,252	2,271
[5,6]	Fannie Mae Pool	5.125%	9/1/2055	4,879	4,926
[5,6]	Fannie Mae Pool	5.167%	12/1/2055	1,568	1,584
[5,6]	Fannie Mae Pool	5.369%	5/1/2055	2,656	2,695
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	56	58
[5,6,8]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	355	369
[5,6]	Fannie Mae REMICS	1.000%	8/25/2050	2,119	1,692
[5,6]	Fannie Mae REMICS	1.250%	5/25/2050	926	748
[5,6]	Fannie Mae REMICS	1.500%	1/25/2051	10,638	8,439
[5,6]	Fannie Mae REMICS	2.500%	4/25/2043–9/25/2049	10,841	9,571
[5,6]	Fannie Mae REMICS	3.000%	11/25/2046–10/25/2049	8,521	7,486
[5,6]	Fannie Mae REMICS	3.500%	10/25/2042–9/25/2045	2,735	2,531
[5,6]	Fannie Mae REMICS	5.500%	12/25/2051–8/25/2053	4,801	4,824
[5,6]	Fannie Mae REMICS	6.000%	9/25/2053	1,290	1,333
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	99	102
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.327%	10/1/2044	431	447
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.617%	6.327%	9/1/2044	266	276
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.219%	10/1/2044	356	370
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	9/1/2043–7/1/2044	235	244
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	5.983%	4/1/2044	277	287
[5,6,8]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.371%	8/1/2043	301	312
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.644%	1/1/2056	894	887
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	5,606	5,591
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.025%	9/1/2055	2,681	2,691
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.965%	2/1/2056	11,251	11,278
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	5,900	5,842
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.190%	11/1/2055	2,275	2,296
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.139%	12/1/2055	6,869	6,915
9

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.181%	5.259%	10/1/2055	1,393	1,405
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	1,546	1,559
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.160%	10/1/2055	2,882	2,908
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.220%	5.173%	8/1/2055	2,808	2,829
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.246%	4.561%	10/1/2055	4,116	4,076
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.249%	5.141%	1/1/2056	6,139	6,189
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	1,885	1,895
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	3,247	3,264
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/2055	1,543	1,550
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/2055	2,664	2,683
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.300%	9/1/2055	3,174	3,204
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/2055	3,025	3,055
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	1,590	1,570
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.792%	4/1/2056	1,838	1,833
[5,6]	Freddie Mac REMICS	1.000%	8/25/2050	1,092	821
[5,6]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	24,557	21,514
[5,6]	Freddie Mac REMICS	2.500%	11/25/2040–8/25/2048	13,272	11,919
[5,6]	Freddie Mac REMICS	3.000%	3/15/2044–5/15/2045	7,613	6,808
[5,6]	Freddie Mac REMICS	3.500%	3/15/2042	1,472	1,355
[5,6]	Freddie Mac REMICS	4.000%	2/15/2042–7/15/2048	4,441	4,231
[5,6]	Freddie Mac REMICS	5.250%	8/25/2055	3,964	3,975
[5,6]	Freddie Mac REMICS	6.000%	10/25/2053	3,618	3,694
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	5,717	5,609
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–11/20/2055	13,574	13,522
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	13,785	13,883
[5]	Ginnie Mae REMICS	1.000%	4/20/2051	1,054	809
[5]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	7,755	6,058
[5]	Ginnie Mae REMICS	1.375%	8/20/2050	12,558	9,874
[5]	Ginnie Mae REMICS	1.500%	2/20/2050	898	716
[5]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	18,525	16,445
[5]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	6,181	5,839
[5]	Ginnie Mae REMICS	4.000%	8/20/2041	26,843	25,586
[5]	Ginnie Mae REMICS	5.000%	9/20/2055	9,582	9,555
					423,496
Total U.S. Government and Agency Obligations (Cost $2,647,910)					2,653,183
Asset-Backed/Commercial Mortgage-Backed Securities (11.6%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	290	290
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	5,460	5,443
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	290	289
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	2,300	2,287
[5,9]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	4,210	4,189
[5,9]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	400	398
[5,9]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	254	258
[5,9]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	165	168
[5,9]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	175	179
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/2029	184	186
[5,9]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	182	185
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/2032	437	443
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/2032	174	175
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	124	125
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/2032	403	406
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	848	850
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	403	403
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	1,011	1,010
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	382	382
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	241	243
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	520	532
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	1,190	1,205
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	905	883
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	595	575
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	2,130	2,032
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	1,110	1,067
[5]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2031	650	614
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	2,790	2,796
[5,9]	Apidos CLO XLVII Ltd. Series 2024-47A	5.247%	4/26/2039	1,640	1,644
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	560	566
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	730	737
[5,9]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	450	447
10

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	1,440	1,430
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	258	261
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	130	132
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	1,306	1,350
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	599	611
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/2030	575	585
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/2030	330	335
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	1,420	1,427
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	2,230	2,242
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	210	211
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	500	507
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	220	224
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	1,010	1,000
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	1,060	1,048
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	710	700
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	1,630	1,628
[5,8,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	1,760	1,765
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	4.429%	9/15/2048	81	75
[5]	Banc of America Funding Trust Series 2006-H	4.671%	9/20/2046	114	99
[5]	BANK Series 2017-BNK4	3.625%	5/15/2050	198	196
[5]	BANK Series 2017-BNK7	3.435%	9/15/2060	159	156
[5]	BANK Series 2017-BNK8	3.488%	11/15/2050	333	325
[5]	BANK Series 2018-BNK15	4.407%	11/15/2061	72	72
[5]	BANK Series 2019-BNK16	4.005%	2/15/2052	168	165
[5]	BANK Series 2019-BNK23	2.920%	12/15/2052	463	437
[5]	BANK Series 2019-BNK24	2.960%	11/15/2062	627	591
[5]	BANK Series 2022-BNK40	3.502%	3/15/2064	7,500	6,979
[5]	BANK Series 2024-5YR7	5.769%	6/15/2057	1,078	1,111
[5]	BANK Series 2025-BNK50	6.072%	5/15/2068	890	923
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	533	517
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	146	138
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	1,110	1,109
[5,8,9]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	2,920	2,931
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	1,390	1,390
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	1,870	1,871
[5,9]	Bayview MSR Opportunity Master Fund Trust Series 2021-2	2.500%	6/25/2051	203	168
[5,9]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	951	788
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/2028	206	207
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/2028	231	233
[5,9]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	279	284
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	677	669
[5]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/2055	71	71
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	4,600	4,745
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	1,375	1,422
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	3,245	3,293
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	1,580	1,641
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	600	617
[5]	BBCMS Mortgage Trust Series 2026-5C40	5.248%	2/15/2059	2,030	2,072
[5]	Bear Stearns ARM Trust Series 2006-4	4.063%	10/25/2036	154	130
[5]	Bear Stearns ARM Trust Series 2007-3	4.046%	5/25/2047	150	136
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	768	758
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	501	516
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	353	359
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	1,020	1,047
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	1,970	1,975
[5,8,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	2,240	2,247
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	2,890	2,869
[5,9]	BHG Securitization Trust Series 2026-1CON	4.810%	6/17/2036	1,190	1,189
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	664	680
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	456	477
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	1,075	1,104
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	1,030	1,077
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	3,850	3,912
[5]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	4,760	4,827
[5]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	2,150	2,156
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	940	943
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	640	641
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	1,250	1,239
[5]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	670	669
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/2041	3,640	3,452
11

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	5,120	5,154
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.739%	8/16/2029	2,710	2,706
[5,8,9]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.794%	5/16/2030	4,500	4,500
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	124	126
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	88	89
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	383	386
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	122	123
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	134	135
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	108	109
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	78	79
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	146	147
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	123	124
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	540	546
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	330	335
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	380	382
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	400	400
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	480	481
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	190	189
[5]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	580	576
[5]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	270	266
[5]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	240	239
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	67	67
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	186	183
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/2049	169	93
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	272	267
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	357	354
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	225	221
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	144	142
[5]	CD Mortgage Trust Series 2018-CD7	4.999%	8/15/2051	144	134
[5,9]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	3,880	3,898
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	364	364
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	182	182
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	94	95
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	88	89
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	219	223
[5,9]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/2030	147	150
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	361	366
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	391	397
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	196	195
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	340	341
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	370	370
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	230	228
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	660	653
[5]	CHL Mortgage Pass-Through Trust Series 2006-HYB1	4.680%	3/20/2036	103	98
[5]	CHL Mortgage Pass-Through Trust Series 2007-HYB2	4.155%	2/25/2047	122	115
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	950	949
[5,8,9]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	2,730	2,739
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.250%	4.916%	10/23/2038	490	491
[5,8,9]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	900	904
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	4.480%	9/10/2058	203	176
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	255	251
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/2050	193	175
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.389%	9/15/2050	110	90
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	253	251
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	940	890
[5]	Citigroup Mortgage Loan Trust Series 2007-AR8	4.831%	7/25/2037	7	7
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	1,019	1,024
[5,9]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/2046	42	41
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	3,020	2,964
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	3,740	3,691
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	2,540	2,516
[5,9]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	1,490	1,481
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	4,280	4,296
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R06, SOFR30A + 1.700%	5.345%	7/25/2043	42	42
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.595%	9/25/2043	123	123
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.695%	1/25/2044	471	471
12

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.745%	2/25/2044	46	46
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.645%	5/25/2044	253	253
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.645%	7/25/2044	689	690
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.795%	9/25/2044	446	448
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.595%	1/25/2045	396	397
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.645%	2/25/2045	400	401
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.095%	3/25/2045	1,459	1,467
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.645%	5/25/2045	850	851
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.645%	7/25/2045	1,293	1,295
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.545%	9/25/2045	1,439	1,440
[5,8,9]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.595%	2/25/2046	1,711	1,713
[5,9]	Connecticut Avenue Securities Trust Series 2026-R03	4.740%	4/25/2046	1,940	1,944
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.339%	8/15/2048	182	176
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/2049	263	262
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/2052	68	65
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	309	304
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	2,095	2,075
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	180	177
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	559	501
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/2030	113	114
[5,9]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/2031	110	111
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/2031	210	213
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	400	399
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	510	507
[5,9]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	460	459
[5,9]	Dell Equipment Finance Trust Series 2026-1A	5.190%	11/22/2032	180	180
[5,9]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	139	141
[5,9]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	57	57
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	1,150	1,104
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	4,500	4,477
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	2,820	2,795
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	738	748
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/2032	924	928
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	1,346	1,357
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	5,470	5,523
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	3,740	3,722
[5,8,9]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	650	650
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	1,950	1,954
[5,8,9]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	2,200	2,210
[5,8,9]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	4.560%	10/25/2056	197	196
[5,9]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/2038	48	47
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	1,450	1,452
[5,8,9]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	1,120	1,125
[5,9]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/2031	217	220
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	238	240
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	362	364
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	790	788
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	2,180	2,186
[5]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	1,620	1,601
[5]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	3,850	3,812
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	170	170
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	670	677
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR3	3.697%	11/25/2036	61	32
[5]	First Horizon Mortgage Pass-Through Trust Series 2006-AR4	4.440%	1/25/2037	130	57
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	770	769
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	570	571
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	1,850	1,860
[5,9]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	1,620	1,633
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	1,100	1,113
[5]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/2056	43	44
13

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	1,600	1,079
[5,9]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	917	760
[5,9]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	1,400	933
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	1,130	1,131
[5,9]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	990	991
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	195	196
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	1,160	1,160
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	633	648
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	676	688
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	817	828
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	967	969
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	181	182
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	1,550	1,576
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	1,250	1,249
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	2,150	2,168
[5,9]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	1,780	1,762
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	556	570
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/2029	589	590
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/2031	239	238
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	1,050	1,057
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.495%	11/25/2043	188	189
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	4.995%	2/25/2044	640	642
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.895%	5/25/2044	972	976
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.695%	10/25/2044	63	63
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.895%	3/25/2044	565	567
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.895%	8/25/2044	794	797
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.595%	1/25/2045	128	128
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.745%	5/25/2045	946	949
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.595%	9/25/2045	2,979	2,982
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.595%	2/25/2045	235	236
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	1,437	1,245
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	707	715
[5,7,9]	GCM CLO Ltd. Series 2026-1A	0.000%	7/20/2039	2,780	2,780
[5,7,9]	GCM CLO Ltd. Series 2026-1A	0.000%	7/20/2039	1,130	1,130
[5,9]	GGP Trust Series 2026-TY	4.825%	3/5/2043	5,290	5,238
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	2,050	2,051
[5,7,9]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	2,580	2,580
[5,9]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	350	347
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	920	926
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	680	679
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	117	118
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	180	183
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	383	388
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	122	123
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	75	76
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	930	935
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	190	190
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/2034	94	93
[5,9]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/2034	171	169
[5,9]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	200	208
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/2036	939	956
[5,9]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	266	271
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	3,020	3,046
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	129	129
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	914	919
[5]	GMACM Mortgage Loan Trust Series 2005-AR6	3.707%	11/19/2035	12	11
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	1,184	1,208
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	152	155
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	312	314
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	560	562
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	820	824
14

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	640	643
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	1,690	1,689
[5,9]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	1,560	1,562
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	2,110	2,112
[5,9]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	5.275%	4/20/2037	630	632
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.468%	9/10/2047	893	781
[5]	GS Mortgage Securities Trust Series 2015-GC34	4.700%	10/10/2048	202	65
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	127	126
[5]	GS Mortgage Securities Trust Series 2018-GS9	3.992%	3/10/2051	254	252
[5]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/2051	197	195
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	9,985	9,171
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/2053	440	401
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/2029	536	544
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	338	343
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	1,270	1,263
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	550	545
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	1,490	1,485
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	760	753
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	242	243
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/2031	305	306
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	381	384
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/2031	165	166
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	517	522
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/2032	269	272
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	910	912
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	1,590	1,590
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	420	416
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	610	603
[5,9]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	956	792
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/2032	234	237
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	318	320
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	3,979	3,982
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	2,218	2,206
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/2029	255	257
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	1,290	1,298
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/2029	706	724
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	320	325
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	315	319
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	604	614
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	119	120
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	329	332
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	209	210
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	597	601
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	890	895
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	1,340	1,330
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	1,100	1,099
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	5,910	5,987
[5,9]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	2,410	2,387
[5,9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2	5.769%	11/15/2043	33	31
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	8,731	7,549
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	2,175	1,800
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	8,633	7,464
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/2050	304	302
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.224%	7/15/2050	307	303
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	289	285
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	155	157
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	91	93
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	76	78
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/2029	245	246
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	266	267
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	216	217
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	148	148
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	269	272
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	564	570
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	530	530
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	510	508
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	710	704
[5,9]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	820	809
[5,9]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	3,120	3,081
15

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	1,120	1,119
[5,8,9]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	2,950	2,954
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	2,917	2,932
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/2032	416	422
[5,9]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	2,010	1,981
[5]	MASTR Adjustable Rate Mortgages Trust Series 2004-3	5.716%	4/25/2034	1	1
[5,9]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	1,001	829
[5,8]	Merrill Lynch Mortgage Investors Trust Series 2003-A2, TSFR6M + 1.928%	5.657%	2/25/2033	6	6
[5]	Merrill Lynch Mortgage Investors Trust Series 2003-A4	6.000%	7/25/2033	2	2
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.082%	7/15/2046	171	159
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	126	124
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	1,180	1,231
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	2,500	2,601
[5]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/2050	88	87
[5,9]	Morgan Stanley Capital I Trust Series 2014-150E	3.912%	9/9/2032	404	380
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	290	288
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	1,921	1,898
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	176	167
[5]	Morgan Stanley Mortgage Loan Trust Series 2006-8AR	5.614%	6/25/2036	51	50
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	1,227	1,259
[5,8,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.795%	2/25/2061	10,290	10,298
[5,9]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/2030	618	591
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	1,672	1,679
[5,7,9]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	870	867
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	1,348	1,338
[5,9]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	1,236	1,218
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	1,246	1,227
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	1,490	1,482
[5,9]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	4,740	4,702
[5,8,9]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.940%	2/21/2061	2,759	2,754
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	212	214
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	570	570
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	256	256
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	860	858
[5,9]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	947	819
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	13,604	11,772
[5,9]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	14,602	14,625
[5,9,10]	OBX Trust Series 2026-INV2	5.396%	4/25/2056	26,500	26,465
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	850	848
[5,8,9]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	1,190	1,189
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	1,380	1,381
[5,8,9]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	850	853
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	1,130	1,130
[5,8,9]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	1,500	1,499
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	7,230	7,229
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	800	800
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	210	209
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	210	207
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	7,600	7,617
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	3,240	3,240
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	1,050	1,049
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/2056	4,295	4,256
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	22,822	22,716
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	1,467	1,484
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	1,451	1,451
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	45,704	45,712
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	16,295	16,305
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	35,265	35,270
[5,9]	PMT Loan Trust Series 2025-INV4	5.500%	3/25/2056	17,789	17,790
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	5,421	5,421
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	6,770	6,780
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.995%	10/1/2056	3,360	3,375
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.995%	11/25/2056	18,988	19,072
[5,8,9]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.945%	12/25/2056	35,014	35,167
[5,9]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	17,793	17,402
[5,8,9]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.845%	1/25/2057	8,336	8,318
[5,9]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	9,541	9,543
[5,8,9]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.945%	1/25/2057	9,541	9,545
16

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	11,918	11,892
[5,9]	PMT Loan Trust Series 2026-INV4	5.108%	3/25/2057	5,400	5,400
[5,9]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	5,700	5,789
[5,8,9]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.795%	1/25/2057	5,963	5,928
[5,9]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	177	175
[5,9]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/2039	146	145
[5,9]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	145	144
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	405	390
[5,9]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/2041	378	362
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	566	535
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	1,013	960
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	1,102	1,041
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	1,028	976
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	194	184
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	2,949	2,774
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	2,270	2,145
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	920	856
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	4,090	3,943
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	980	924
[5,7,9]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	2,020	1,955
[5,7,9]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	1,190	1,141
[5,9]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	180	177
[5,9]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	4,910	4,835
[5,9]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	3,000	3,002
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/2034	160	160
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	280	279
[5,8,9]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.640%	12/20/2030	770	772
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	2,440	2,380
[5]	RFMSI Trust Series 2006-SA2	5.486%	8/25/2036	238	158
[5]	RFMSI Trust Series 2006-SA3	6.083%	9/25/2036	90	47
[5,9]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	380	377
[5,9]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	2,040	2,043
[5,9]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	1,650	1,655
[5,8,9]	RR 41 Ltd. Series 2025-41A, TSFR3M + 1.250%	4.923%	10/15/2040	890	892
[5,9]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	1,410	1,410
[5,9]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	1,660	1,662
[5,9]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	3,140	3,112
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/2033	167	169
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	570	568
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	71	71
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	338	348
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	223	225
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	432	439
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	469	482
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	1,231	1,250
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	1,304	1,332
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/2031	1,453	1,459
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	2,457	2,466
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	430	434
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	17,750	17,920
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	5,120	5,123
[5,9]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	281	285
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	275	280
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	380	381
[5,9]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	59	60
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	179	181
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	340	341
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	85	86
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	34	34
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	182	183
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	136	137
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	391	390
[5,9]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	436	434
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	31,957	29,438
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	195	198
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	274	279
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/2030	211	214
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	249	252
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	281	286
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	336	338
17

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	533	535
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	84	85
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	497	502
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	470	473
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	1,940	1,947
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	1,720	1,705
[5,9]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	4,140	4,075
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/2041	1,980	1,767
[5,9]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/2037	78	77
[5,9]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/2035	109	108
[5,9]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	1,840	1,812
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	540	537
[5,9]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	960	951
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	1,130	1,135
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	810	808
[5,7,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	1,500	1,498
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	2,263	2,280
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	2,160	2,129
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	5,000	4,943
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	244	247
[5,9]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	243	246
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	670	671
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	1,050	1,052
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	1,118	1,119
[5,9]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/2036	1,117	1,038
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	929	952
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	245	246
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	1,136	1,138
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	711	698
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	293	287
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	765	765
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	954	940
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	2,192	2,191
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	346	341
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	2,225	2,222
[5,9]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	4,724	4,677
[5,9]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	878	869
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	5,500	5,384
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	5,370	5,212
[5,9]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	2,130	2,083
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	1,680	1,692
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	2,100	2,117
[5,9]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	479	485
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	594	602
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	1,048	1,066
[5,9]	Verizon Master Trust Series 2024-7	4.840%	8/20/2032	317	317
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	272	273
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	72	72
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	1,150	1,154
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	1,860	1,877
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	1,600	1,616
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	290	291
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	410	411
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	220	221
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	240	237
[5,8,9]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	1,640	1,638
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR18	5.797%	1/25/2033	2	2
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR7	5.613%	8/25/2033	6	6
[5]	WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR9	5.297%	9/25/2033	10	10
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.230%	4.905%	10/20/2038	590	591
[5,8,9]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	690	692
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.458%	8/15/2050	239	160
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.880%	9/15/2058	47	45
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/2050	283	280
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	353	349
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	127	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	126	125
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/2051	177	166
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	276	273
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	175	173
18

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	843	841
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	83	82
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	1,940	1,964
[5,9]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	1,960	1,938
[5]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	5,220	5,417
[5]	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14	6.487%	10/25/2036	63	58
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	1,073	886
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	5,400	3,604
[5,9]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	1,300	931
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	2,449	2,397
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	257	247
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	3,110	3,084
[5,9]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	1,740	1,724
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	670	668
[5,9]	WFLD Mortgage Trust Series 2014-MONT	3.880%	8/10/2031	1,442	1,419
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.378%	5/15/2047	353	305
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.513%	5/15/2047	229	101
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	240	243
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	248	252
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	348	353
[5]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	1,150	1,137
[5,9]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	230	230
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $986,030)					985,937
Corporate Bonds (33.8%)
Communications (2.5%)
	Airbnb Inc.	4.400%	3/16/2029	2,930	2,925
	Airbnb Inc.	4.650%	3/16/2031	1,560	1,558
	Airbnb Inc.	5.250%	3/16/2036	2,850	2,841
	Alphabet Inc.	4.100%	2/15/2031	3,229	3,190
	Alphabet Inc.	4.400%	2/15/2033	5,964	5,866
	Alphabet Inc.	5.700%	11/15/2075	3,390	3,247
[11]	Alphabet Inc.	6.125%	2/13/2126	400	504
	AMC Global Media Inc.	4.250%	2/15/2029	49	43
[9]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	815	808
[5]	AT&T Inc.	4.100%	2/15/2028	2,179	2,170
	AT&T Inc.	4.350%	3/1/2029	1,123	1,121
	AT&T Inc.	4.750%	4/30/2033	4,490	4,430
	AT&T Inc.	3.500%	6/1/2041	2,486	1,914
	AT&T Inc.	5.850%	4/30/2046	6,004	5,788
	AT&T Inc.	6.050%	8/15/2056	10,510	10,236
[9]	Black Pearl Compute LLC	6.125%	2/15/2031	315	320
[9]	Cable One Inc.	4.000%	11/15/2030	383	268
[9]	CCO Holdings LLC	5.125%	5/1/2027	56	56
[9]	CCO Holdings LLC	4.750%	3/1/2030	97	92
[9]	CCO Holdings LLC	4.500%	8/15/2030	2,820	2,631
[9]	CCO Holdings LLC	4.250%	2/1/2031	94	85
[9]	CCO Holdings LLC	4.750%	2/1/2032	465	416
	CCO Holdings LLC	4.500%	5/1/2032	2,635	2,317
[9]	CCO Holdings LLC	7.000%	2/1/2033	430	424
	Charter Communications Operating LLC	3.750%	2/15/2028	2,398	2,359
	Charter Communications Operating LLC	4.200%	3/15/2028	3,362	3,327
	Charter Communications Operating LLC	2.250%	1/15/2029	3,700	3,458
	Charter Communications Operating LLC	5.050%	3/30/2029	1,585	1,589
	Charter Communications Operating LLC	6.100%	6/1/2029	790	816
	Charter Communications Operating LLC	6.650%	2/1/2034	1,966	2,040
	Charter Communications Operating LLC	6.484%	10/23/2045	4,013	3,695
	Charter Communications Operating LLC	5.750%	4/1/2048	10,160	8,519
	Charter Communications Operating LLC	6.700%	12/1/2055	2,545	2,399
[9]	Cipher Compute LLC	7.125%	11/15/2030	505	524
	Comcast Corp.	3.750%	4/1/2040	2,545	2,059
	Comcast Corp.	3.400%	7/15/2046	3,755	2,556
	Comcast Corp.	4.000%	8/15/2047	4,803	3,545
[9]	Cox Communications Inc.	4.800%	2/1/2035	5,617	5,118
[9]	CSC Holdings LLC	11.250%	5/15/2028	1,735	1,432
[9]	CSC Holdings LLC	4.500%	11/15/2031	2,800	1,645
[9]	Directv Financing LLC	5.875%	8/15/2027	24	24
[9]	Directv Financing LLC	8.875%	2/1/2030	930	948
[9]	Directv Financing LLC	10.000%	2/15/2031	915	952
19

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Discovery Global Holdings Inc.	4.279%	3/15/2032	920	833
[5]	Discovery Global Holdings Inc.	5.050%	3/15/2042	640	459
[5]	Discovery Global Holdings Inc.	5.141%	3/15/2052	442	292
[9]	DISH Network Corp.	11.750%	11/15/2027	479	494
[9]	EW Scripps Co.	9.875%	8/15/2030	405	406
[9]	Flash Compute LLC	7.250%	12/31/2030	455	464
[9]	Frontier Communications Holdings LLC	5.000%	5/1/2028	132	132
[9]	Gray Media Inc.	5.375%	11/15/2031	410	321
[9]	Gray Media Inc.	9.625%	7/15/2032	505	514
[9]	Gray Media Inc.	7.250%	8/15/2033	310	316
[9]	HUT 8 DC LLC	6.192%	11/15/2042	4,463	4,507
[12]	IPSOS SA	3.750%	1/22/2030	800	935
[9]	Meridian Arc Holdco LLC	6.250%	4/30/2031	445	445
	Meta Platforms Inc.	4.200%	11/15/2030	5,990	5,918
[7]	Meta Platforms Inc.	4.550%	5/15/2031	7,509	7,507
[7]	Meta Platforms Inc.	5.250%	5/15/2036	14,580	14,539
	Meta Platforms Inc.	5.500%	11/15/2045	3,900	3,625
	Meta Platforms Inc.	5.400%	8/15/2054	3,270	2,906
[7]	Meta Platforms Inc.	6.300%	5/15/2056	5,325	5,333
	Meta Platforms Inc.	5.750%	11/15/2065	1,300	1,181
[9]	Midcontinent Communications	8.000%	8/15/2032	2,245	2,118
[9]	Nexstar Media Inc.	6.500%	9/15/2033	1,495	1,507
[9]	Nexstar Media Inc.	7.250%	4/15/2034	650	654
[9]	NTT Finance Corp.	4.567%	7/16/2027	1,694	1,698
[9,12]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	700	844
[9]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	535	551
[9]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	765	795
[9]	Orange SA	4.750%	1/13/2033	8,363	8,258
	Paramount Global	3.375%	2/15/2028	6	6
	Paramount Global	3.700%	6/1/2028	334	324
	Paramount Global	4.200%	6/1/2029	360	347
	Paramount Global	5.500%	5/15/2033	1,640	1,488
	Paramount Global	4.375%	3/15/2043	1,450	925
	Paramount Global	5.850%	9/1/2043	90	66
	Paramount Global	4.950%	5/19/2050	90	57
[7,9]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	1,420	1,408
[9]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	5,960	5,968
	Rogers Communications Inc.	7.000%	4/15/2055	245	250
	Rogers Communications Inc.	7.125%	4/15/2055	935	965
[9]	Scripps Escrow II Inc.	3.875%	1/15/2029	128	121
	Sprint Capital Corp.	6.875%	11/15/2028	2	2
[9]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	920	905
[12]	Telia Co. AB	2.750%	6/30/2083	800	921
[11]	Time Warner Cable LLC	5.750%	6/2/2031	2,200	2,937
	T-Mobile USA Inc.	5.700%	1/15/2056	3,343	3,154
	Uber Technologies Inc.	4.300%	1/15/2030	5,130	5,090
	Uber Technologies Inc.	4.800%	9/15/2034	2,350	2,303
	Uber Technologies Inc.	4.800%	9/15/2035	5,285	5,140
[9]	Univision Communications Inc.	7.375%	6/30/2030	19	19
[9]	Univision Communications Inc.	8.500%	7/31/2031	2,165	2,198
[9]	Univision Communications Inc.	9.375%	8/1/2032	175	181
[9]	Univision Communications Inc.	8.875%	4/15/2033	595	598
	Verizon Communications Inc.	2.100%	3/22/2028	1,754	1,685
	Verizon Communications Inc.	2.550%	3/21/2031	3,460	3,146
	Verizon Communications Inc.	4.750%	1/15/2033	3,401	3,358
	Verizon Communications Inc.	5.875%	11/30/2055	3,433	3,314
[9]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	760	683
[5,11]	WPP Finance 2017	3.750%	5/19/2032	749	898
[9]	WULF Compute LLC	7.750%	10/15/2030	875	919
					217,183
Consumer Discretionary (2.1%)
[9]	1011778 BC ULC	3.875%	1/15/2028	114	112
[9]	1011778 BC ULC	4.375%	1/15/2028	41	40
[9]	1011778 BC ULC	6.125%	6/15/2029	2,500	2,544
[9]	1011778 BC ULC	5.625%	9/15/2029	34	34
[7,9]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	325	326
[5,12]	Accor SA	3.500%	3/4/2033	1,900	2,126
[9]	Acushnet Co.	5.625%	12/1/2033	360	362
[9]	ADT Security Corp.	5.875%	10/15/2033	425	419
20

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Advance Auto Parts Inc.	7.000%	8/1/2030	465	480
[9]	Advance Auto Parts Inc.	7.375%	8/1/2033	1,170	1,204
[9]	Air Canada	3.875%	8/15/2026	103	103
[9]	Allied Universal Holdco LLC	6.875%	6/15/2030	775	797
	Amazon.com Inc.	4.550%	3/13/2033	6,760	6,673
	Amazon.com Inc.	5.650%	3/13/2046	5,960	5,871
	Amazon.com Inc.	4.050%	8/22/2047	2,960	2,351
	Amazon.com Inc.	5.550%	11/20/2065	3,215	2,993
[9]	American Airlines Inc.	7.250%	2/15/2028	1,145	1,160
[9]	American Airlines Inc.	5.750%	4/20/2029	425	425
[9]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	114	113
[9]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	430	410
[5]	American Honda Finance Corp.	4.900%	7/9/2027	1,396	1,403
[5]	American Honda Finance Corp.	4.450%	10/22/2027	588	588
[5]	American Honda Finance Corp.	4.400%	9/5/2029	1,642	1,627
	American Honda Finance Corp.	4.450%	1/8/2031	4,640	4,557
[5]	American Honda Finance Corp.	5.200%	4/8/2033	1,220	1,219
[9]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	230	239
	Asbury Automotive Group Inc.	4.500%	3/1/2028	23	23
	Bath & Body Works Inc.	5.250%	2/1/2028	2,100	2,104
[9,13]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	190	203
[9]	Belron UK Finance plc	5.750%	10/15/2029	2,000	2,020
[9,12]	Betclic Everest Group SAS	5.125%	12/10/2031	425	497
[9]	Brightstar Lottery plc	5.750%	1/15/2033	305	299
[9]	Builders FirstSource Inc.	6.750%	5/15/2035	315	318
[9]	Caesars Entertainment Inc.	6.000%	10/15/2032	1,500	1,344
[9]	Carnival Corp.	5.125%	5/1/2029	1,430	1,425
[9]	Carnival Corp.	5.750%	3/15/2030	400	406
[9]	Carnival Corp.	5.875%	6/15/2031	4,535	4,601
[9]	Champ Acquisition Corp.	8.375%	12/1/2031	1,922	2,032
[9]	Churchill Downs Inc.	5.500%	4/1/2027	166	166
[9]	Churchill Downs Inc.	4.750%	1/15/2028	103	102
[9]	Churchill Downs Inc.	5.750%	4/1/2030	405	404
[9]	Clarios Global LP	6.750%	2/15/2030	605	624
[9,12]	Clarios Global LP	4.750%	6/15/2031	300	351
[9]	Clarios Global LP	6.750%	9/15/2032	235	240
[9]	CompoSecure Holdings LLC	5.625%	2/1/2033	230	225
[9]	Cyprium Corp.	6.125%	4/15/2031	225	227
[9]	Cyprium Corp.	6.375%	4/15/2034	150	150
	Ferguson Enterprises Inc.	4.350%	3/15/2031	2,835	2,793
[9]	Flutter Treasury DAC	5.875%	6/4/2031	2,215	2,199
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,609	1,622
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,974	1,975
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,359	1,343
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	288	283
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	3,001	3,093
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	733	742
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	451	448
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	5,505	5,458
[9]	Garda World Security Corp.	6.000%	6/1/2029	400	392
[9]	Garda World Security Corp.	6.500%	1/15/2031	690	705
	General Motors Financial Co. Inc.	5.400%	5/8/2027	1,935	1,955
	General Motors Financial Co. Inc.	5.350%	7/15/2027	2,169	2,191
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,605	1,569
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,654	3,686
	General Motors Financial Co. Inc.	2.400%	4/10/2028	1,186	1,140
	General Motors Financial Co. Inc.	2.400%	10/15/2028	2,446	2,325
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,893	1,875
	General Motors Financial Co. Inc.	4.750%	4/6/2029	6,790	6,807
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,976	2,015
	General Motors Financial Co. Inc.	5.450%	1/8/2036	7,445	7,392
[5]	Georgetown University	2.943%	4/1/2050	3,207	2,049
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	395	379
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,400	2,375
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	640	583
[9]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	73	74
[9]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	650	616
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	1,280	1,288
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	765	759
	Home Depot Inc.	5.950%	4/1/2041	293	310
21

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	5.300%	6/25/2054	2,552	2,383
[9,12]	IHO Verwaltungs GmbH	5.625%	5/15/2031	100	119
[9]	IHO Verwaltungs GmbH	7.375%	5/15/2033	270	274
[9]	JetBlue Airways Corp.	9.875%	9/20/2031	285	265
[9]	JH North America Holdings Inc.	6.125%	7/31/2032	245	246
[9]	Light & Wonder International Inc.	6.250%	10/1/2033	625	621
[9]	Lithia Motors Inc.	4.625%	12/15/2027	121	120
[9]	Live Nation Entertainment Inc.	6.500%	5/15/2027	315	315
[9]	Live Nation Entertainment Inc.	3.750%	1/15/2028	1,420	1,395
	Lowe's Cos. Inc.	4.250%	3/15/2031	2,770	2,728
	Lowe's Cos. Inc.	4.500%	10/15/2032	16,320	16,037
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	1,075	1,065
[9]	Men's Wearhouse LLC	9.000%	2/1/2031	90	95
[9]	MGM China Holdings Ltd.	7.125%	6/26/2031	750	779
	MGM Resorts International	6.125%	9/15/2029	245	248
	MGM Resorts International	6.500%	4/15/2032	405	410
[9]	MIWD Holdco II LLC	5.500%	2/1/2030	485	448
	Mohawk Industries Inc.	5.850%	9/18/2028	586	603
[9]	NCL Corp. Ltd.	7.750%	2/15/2029	400	418
[9]	NCL Corp. Ltd.	5.875%	1/15/2031	510	496
[9]	NCL Corp. Ltd.	6.750%	2/1/2032	481	479
	Newell Brands Inc.	6.375%	9/15/2027	129	130
[9]	Newell Brands Inc.	8.500%	6/1/2028	1,935	2,021
	Newell Brands Inc.	6.625%	9/15/2029	18	18
	Newell Brands Inc.	6.375%	5/15/2030	2,430	2,381
	Newell Brands Inc.	7.375%	4/1/2036	90	86
	Newell Brands Inc.	7.500%	4/1/2046	44	38
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	465	462
[9]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	510	499
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,380	1,359
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	560	584
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	1,125	1,187
[5,14]	Qantas Airways Ltd.	4.750%	10/12/2026	530	381
[5,14]	Qantas Airways Ltd.	3.150%	9/27/2028	490	332
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	49	49
[9]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	235	239
	Service Corp. International	4.000%	5/15/2031	875	826
[9]	Six Flags Entertainment Corp.	8.625%	1/15/2032	300	305
[9]	Stellantis Finance US Inc.	6.450%	3/18/2035	1,005	1,003
[5,12]	Stellantis NV	2.750%	4/1/2032	800	852
[5,12]	Stellantis NV	4.625%	6/6/2035	1,800	2,047
[9]	Studio City Finance Ltd.	5.000%	1/15/2029	1,090	1,039
	Thomas Jefferson University	3.847%	11/1/2057	2,133	1,507
	Toll Brothers Finance Corp.	3.800%	11/1/2029	312	304
	Toyota Motor Credit Corp.	4.550%	8/9/2029	914	919
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	54	55
[9]	Vail Resorts Inc.	5.625%	7/15/2030	935	934
[5,12]	Volkswagen Bank GmbH	3.625%	10/2/2032	400	459
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	3,060	3,052
[12]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,518
[5,12]	Volkswagen International Finance NV	4.375%	Perpetual	1,700	1,896
[9]	Wayfair LLC	7.250%	10/31/2029	361	370
	Whirlpool Corp.	6.125%	6/15/2030	465	455
	Whirlpool Corp.	6.500%	6/15/2033	1,656	1,586
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	242	238
[9]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	450	446
[9]	Wynn Macau Ltd.	6.750%	2/15/2034	1,510	1,513
[9]	ZF North America Capital Inc.	7.500%	3/24/2031	1,165	1,169
[9]	ZF North America Capital Inc.	6.875%	4/23/2032	110	108
					178,289
Consumer Staples (1.7%)
[9]	Albertsons Cos. Inc.	5.500%	3/31/2031	230	229
[9]	Albertsons Cos. Inc.	6.250%	3/15/2033	3,348	3,373
[9]	Albertsons Cos. Inc.	5.750%	3/31/2034	1,265	1,233
	Altria Group Inc.	4.875%	2/4/2028	1,438	1,450
	BAT Capital Corp.	4.906%	4/2/2030	490	495
	BAT Capital Corp.	6.343%	8/2/2030	5,330	5,682
	BAT Capital Corp.	4.625%	3/22/2033	12,475	12,222
	BAT Capital Corp.	6.250%	8/15/2055	5,930	5,978
22

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT International Finance plc	5.931%	2/2/2029	4,482	4,645
[5,12]	BAT International Finance plc	2.000%	3/13/2045	600	469
[5,12]	British American Tobacco plc	3.750%	Perpetual	1,248	1,436
[12]	British American Tobacco plc	4.750%	Perpetual	1,200	1,372
[9]	Cargill Inc.	4.760%	11/23/2045	2,197	1,948
[9]	Chobani LLC	6.375%	4/15/2034	320	327
[5,12]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	404	452
[9]	Energizer Holdings Inc.	4.750%	6/15/2028	161	159
[9]	Energizer Holdings Inc.	4.375%	3/31/2029	2,340	2,251
[9]	Energizer Holdings Inc.	6.000%	9/15/2033	915	874
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	735	727
[9]	Imperial Brands Finance plc	6.375%	7/1/2055	2,760	2,774
	JBS NV	5.950%	4/20/2035	7,580	7,834
	JBS NV	6.375%	2/25/2055	10,735	10,608
[5,12]	JDE Peet's NV	4.125%	1/23/2030	1,000	1,189
[9]	KeHE Distributors LLC	9.000%	2/15/2029	428	448
[9]	KeHE Distributors LLC	7.125%	4/30/2033	320	324
	Kraft Heinz Foods Co.	3.750%	4/1/2030	219	212
	Kraft Heinz Foods Co.	5.000%	6/4/2042	3,435	3,033
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,260	987
	Kraft Heinz Foods Co.	5.500%	6/1/2050	3,085	2,760
	Kroger Co.	5.500%	9/15/2054	8,550	7,922
[9]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	215	214
[9]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	400	377
[9]	Mars Inc.	5.000%	3/1/2032	6,750	6,846
[9]	Mars Inc.	5.650%	5/1/2045	6,038	5,936
[9]	Mars Inc.	5.700%	5/1/2055	8,108	7,884
[9]	Mars Inc.	5.800%	5/1/2065	1,203	1,175
[9]	Opal Bidco SAS	6.500%	3/31/2032	4,465	4,549
[9]	Performance Food Group Inc.	6.125%	9/15/2032	600	609
[9]	Performance Food Group Inc.	5.625%	3/1/2034	610	597
	Philip Morris International Inc.	5.125%	2/15/2030	3,851	3,933
	Philip Morris International Inc.	4.250%	10/29/2032	5,410	5,254
	Philip Morris International Inc.	4.625%	10/29/2035	620	598
	Philip Morris International Inc.	4.875%	4/29/2036	13,350	13,073
	Philip Morris International Inc.	4.125%	3/4/2043	2,227	1,843
[9]	Post Holdings Inc.	6.375%	3/1/2033	600	600
[9]	Post Holdings Inc.	6.250%	10/15/2034	150	148
[9]	Post Holdings Inc.	6.500%	3/15/2036	915	909
	Sysco Corp.	2.400%	2/15/2030	407	375
	Sysco Corp.	4.400%	7/25/2031	400	391
	Tyson Foods Inc.	3.550%	6/2/2027	1,386	1,374
	Tyson Foods Inc.	4.950%	2/20/2036	885	862
[9]	US Foods Inc.	6.875%	9/15/2028	121	124
[9]	US Foods Inc.	5.750%	4/15/2033	605	607
					141,691
Energy (2.6%)
[5]	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/2029	15,760	15,232
[9]	Antero Midstream Partners LP	5.750%	10/15/2033	675	675
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,400	1,437
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	1,280	1,316
	Baker Hughes Holdings LLC	4.650%	6/15/2033	6,600	6,497
	Baker Hughes Holdings LLC	5.850%	6/15/2056	4,580	4,519
[9]	Blue Racer Midstream LLC	7.000%	7/15/2029	384	397
[9]	California Resources Corp.	7.000%	1/15/2034	920	937
[9]	Cheniere Energy Inc.	6.000%	7/30/2056	4,590	4,520
[9]	Chord Energy Corp.	6.000%	10/1/2030	550	561
[9]	CNX Resources Corp.	7.250%	3/1/2032	595	620
[9]	CNX Resources Corp.	5.875%	3/1/2034	605	600
	ConocoPhillips Co.	4.300%	11/15/2044	465	391
	ConocoPhillips Co.	3.800%	3/15/2052	8	6
	ConocoPhillips Co.	5.700%	9/15/2063	3	3
	ConocoPhillips Co.	5.650%	1/15/2065	2,125	2,029
	Coterra Energy Inc.	5.600%	3/15/2034	3,305	3,389
	Coterra Energy Inc.	5.400%	2/15/2035	1,530	1,543
	Coterra Energy Inc.	5.900%	2/15/2055	4,010	3,857
	Devon Energy Corp.	5.750%	9/15/2054	5,330	5,025
[9]	Diamond Foreign Asset Co.	8.500%	10/1/2030	109	115
	Diamondback Energy Inc.	5.750%	4/18/2054	5,000	4,787
23

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	3.125%	11/15/2029	1,269	1,211
	Enbridge Inc.	4.850%	3/27/2031	4,250	4,268
	Enbridge Inc.	5.450%	3/27/2036	5,380	5,434
	Energy Transfer LP	4.150%	9/15/2029	3,208	3,162
	Energy Transfer LP	5.200%	4/1/2030	825	843
	Energy Transfer LP	6.000%	6/15/2048	5,000	4,796
	Energy Transfer LP	5.950%	5/15/2054	4,300	4,055
	Enterprise Products Operating LLC	4.200%	1/31/2050	5,090	4,060
	EOG Resources Inc.	4.950%	4/15/2050	4,621	4,093
	EQT Corp.	7.500%	6/1/2030	5	5
[9]	Excelerate Energy LP	8.000%	5/15/2030	320	339
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	706	688
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	16,100	14,452
	Genesis Energy LP	7.875%	5/15/2032	410	429
	Genesis Energy LP	8.000%	5/15/2033	27	28
	Genesis Energy LP	6.750%	3/15/2034	500	504
	Helmerich & Payne Inc.	4.650%	12/1/2027	1,190	1,192
	Hess Corp.	5.800%	4/1/2047	5,000	5,053
[9]	Hess Midstream Operations LP	6.500%	6/1/2029	107	110
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	790	803
[5]	KazMunayGas National Co. JSC	4.750%	4/19/2027	3,895	3,901
[9]	Kinetik Holdings LP	6.625%	12/15/2028	498	508
	Marathon Petroleum Corp.	5.150%	3/1/2030	2,410	2,461
[9]	Matador Resources Co.	6.250%	4/15/2033	15	15
[9]	Matador Resources Co.	6.000%	4/15/2034	503	505
	Occidental Petroleum Corp.	6.050%	10/1/2054	4,307	4,191
	ONEOK Inc.	4.350%	3/15/2029	5	5
	ONEOK Inc.	5.375%	6/1/2029	968	987
[5]	OQ SAOC	5.125%	5/6/2028	916	919
	Petrobras Global Finance BV	5.999%	1/27/2028	121	123
	Petrobras Global Finance BV	5.125%	9/10/2030	11,186	11,075
[5]	Petronas Capital Ltd.	4.950%	1/3/2031	5,164	5,277
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	6,195	6,386
	Phillips 66 Co.	4.950%	12/1/2027	1,966	1,982
	Plains All American Pipeline LP	4.700%	1/15/2031	1,480	1,477
	Plains All American Pipeline LP	5.600%	1/15/2036	1,230	1,233
[5]	SA Global Sukuk Ltd.	1.602%	6/17/2026	2,765	2,752
[5]	SA Global Sukuk Ltd.	4.125%	9/17/2030	9,060	8,801
[9]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,380	1,407
[7]	Schlumberger Investment SA	4.800%	5/7/2033	6,080	6,064
[5]	Shell Finance US Inc.	4.375%	5/11/2045	5,247	4,440
[5]	Shell Finance US Inc.	4.000%	5/10/2046	5	4
[9]	SM Energy Co.	6.750%	8/1/2029	145	149
[9]	SM Energy Co.	8.750%	7/1/2031	290	304
[9]	SM Energy Co.	7.000%	8/1/2032	1,005	1,031
[9]	SM Energy Co.	9.625%	6/15/2033	1,905	2,124
[9]	SM Energy Co.	6.625%	4/15/2034	755	766
[9]	Sunoco LP	5.625%	3/15/2031	525	527
[9]	Sunoco LP	5.375%	7/15/2031	315	314
[9]	Sunoco LP	5.625%	7/15/2034	430	424
[9]	Sunoco LP	7.875%	Perpetual	779	807
[9]	Tallgrass Energy Partners LP	7.375%	2/15/2029	155	160
[9]	Tallgrass Energy Partners LP	6.000%	12/31/2030	1,060	1,065
[9]	Tallgrass Energy Partners LP	6.750%	3/15/2034	1,045	1,067
	Targa Resources Corp.	5.200%	7/1/2027	2,412	2,430
	Targa Resources Corp.	6.150%	3/1/2029	847	883
[5,12]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,605
	TotalEnergies Capital SA	5.425%	9/10/2064	2,336	2,174
	TotalEnergies Capital USA LLC	4.569%	1/13/2033	9,620	9,519
[5,12]	TotalEnergies SE	1.625%	Perpetual	243	275
[9]	Transocean International Ltd.	8.250%	5/15/2029	517	537
[9]	Transocean International Ltd.	8.750%	2/15/2030	78	82
[9]	Transocean International Ltd.	8.500%	5/15/2031	857	907
[9]	Transocean International Ltd.	7.875%	10/15/2032	360	386
[9]	Valaris Ltd.	8.375%	4/30/2030	115	120
	Valero Energy Corp.	5.150%	2/15/2030	516	527
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	413	396
[9]	Venture Global LNG Inc.	9.500%	2/1/2029	555	606
[9]	Venture Global LNG Inc.	8.375%	6/1/2031	1,210	1,260
[9]	Venture Global LNG Inc.	9.875%	2/1/2032	1,455	1,561
24

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	245	253
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	670	702
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	2,184	2,277
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	565	600
	Williams Cos. Inc.	5.300%	8/15/2028	4	4
	Williams Cos. Inc.	4.800%	11/15/2029	917	926
	Williams Cos. Inc.	5.650%	3/15/2033	3,230	3,343
	Williams Cos. Inc.	4.900%	1/15/2045	3,000	2,634
					221,239
Financials (12.5%)
[9]	200 Park Funding Trust	5.740%	2/15/2055	8,242	7,931
	AerCap Ireland Capital DAC	4.625%	10/15/2027	1,875	1,878
	AerCap Ireland Capital DAC	4.375%	11/15/2030	3,708	3,640
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	85	84
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,414	1,317
[9]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	98	99
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	800	815
[12]	Allianz SE	1.301%	9/25/2049	800	868
	Allstate Corp.	4.200%	12/15/2046	2,414	1,920
	Ally Financial Inc.	5.737%	5/15/2029	1,745	1,772
	American Express Co.	5.043%	7/26/2028	1,082	1,091
	American Express Co.	5.282%	7/27/2029	1,059	1,078
	American Express Co.	5.532%	4/25/2030	1,110	1,142
	American Express Co.	5.085%	1/30/2031	1,651	1,680
[9]	American National Global Funding	5.550%	1/28/2030	799	811
	American National Group Inc.	5.750%	10/1/2029	975	988
	Ameriprise Financial Inc.	5.700%	12/15/2028	2,201	2,274
[9]	AmWINS Group Inc.	6.375%	2/15/2029	136	138
[9]	AmWINS Group Inc.	4.875%	6/30/2029	2,302	2,226
[9]	Antares Holdings LP	6.350%	10/23/2029	627	625
	Apollo Global Management Inc.	5.150%	8/12/2035	2,098	2,040
[9,12]	Ardonagh Finco Ltd.	6.875%	2/15/2031	100	117
[9]	Ardonagh Finco Ltd.	7.750%	2/15/2031	200	204
[9]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	45	45
	Ares Capital Corp.	7.000%	1/15/2027	1,964	1,988
	Ares Strategic Income Fund	5.700%	3/15/2028	1,310	1,311
	Ares Strategic Income Fund	6.350%	8/15/2029	2,164	2,191
[5,11]	Aroundtown SA	5.250%	12/11/2032	500	636
[12]	Artea Bankas AB	3.739%	10/7/2029	2,600	3,032
	Arthur J Gallagher & Co.	4.850%	12/15/2029	974	983
	Assurant Inc.	4.900%	3/27/2028	101	101
[9]	Asurion LLC	8.000%	12/31/2032	1,120	1,171
[9]	Asurion LLC	8.375%	2/1/2034	960	948
[11]	Athene Global Funding	1.750%	11/24/2027	1,280	1,646
[5,11]	Athene Global Funding	5.146%	11/1/2029	600	801
	Athene Holding Ltd.	4.125%	1/12/2028	1,595	1,579
	Athene Holding Ltd.	3.450%	5/15/2052	3,988	2,436
	Athene Holding Ltd.	6.625%	5/19/2055	2,143	2,069
[12]	Athora Holding Ltd.	6.625%	6/16/2028	2,557	3,135
[12]	Athora Holding Ltd.	5.875%	9/10/2034	1,600	1,925
[12]	Athora Netherlands NV	5.375%	8/31/2032	2,000	2,380
[14]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	1,033	746
[5,8,14]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.307%	5/16/2033	687	508
	AvalonBay Communities Inc.	1.900%	12/1/2028	48	45
[9]	Aviation Capital Group LLC	4.875%	1/28/2033	3,860	3,737
	Banco Santander SA	5.437%	4/15/2036	2,600	2,584
	Bank of America Corp.	4.376%	4/27/2028	2,540	2,539
[5]	Bank of America Corp.	4.948%	7/22/2028	3,616	3,639
	Bank of America Corp.	6.204%	11/10/2028	2,051	2,105
[5]	Bank of America Corp.	3.419%	12/20/2028	5,375	5,287
[5]	Bank of America Corp.	3.970%	3/5/2029	9	9
	Bank of America Corp.	5.202%	4/25/2029	5	5
[5]	Bank of America Corp.	2.087%	6/14/2029	7	7
[5]	Bank of America Corp.	3.194%	7/23/2030	1,467	1,406
	Bank of America Corp.	5.162%	1/24/2031	1,738	1,769
	Bank of America Corp.	5.511%	1/24/2036	7	7
	Bank of America Corp.	5.489%	4/23/2037	12,505	12,414
[5]	Bank of America Corp.	4.244%	4/24/2038	7,328	6,680
25

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	4.078%	4/23/2040	2,471	2,149
	Bank of America Corp.	3.311%	4/22/2042	6,852	5,252
[5]	Bank of America Corp.	4.083%	3/20/2051	460	358
[5,12]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	800	923
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,445	1,451
[5]	Bank of New York Mellon Corp.	4.975%	3/14/2030	412	418
	Bank of New York Mellon Corp.	5.316%	6/6/2036	9,861	9,983
	Bank of New York Mellon Corp.	5.085%	4/23/2037	8,505	8,438
	Bank of Nova Scotia	5.130%	2/14/2031	1,217	1,238
[12]	Banque Federative du Credit Mutuel SA	4.000%	1/15/2035	700	820
	Barclays plc	6.496%	9/13/2027	488	492
	Barclays plc	5.207%	2/24/2037	4,300	4,171
	Blackstone Secured Lending Fund	5.350%	4/13/2028	496	495
[9]	Block Inc.	5.625%	8/15/2030	725	725
	Block Inc.	6.500%	5/15/2032	140	143
[9]	Block Inc.	6.000%	8/15/2033	350	350
	Blue Owl Capital Corp.	5.950%	3/15/2029	3,105	3,085
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	730	727
[9]	BNP Paribas SA	4.916%	1/15/2034	9,918	9,713
[11]	BPCE SA	2.500%	11/30/2032	6,500	8,449
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,915	2,006
	Brandywine Operating Partnership LP	6.125%	1/15/2031	230	214
	Brixmor Operating Partnership LP	2.250%	4/1/2028	295	283
	Brown & Brown Inc.	4.700%	6/23/2028	2,395	2,402
[9]	Burford Capital Global Finance LLC	6.250%	4/15/2028	160	156
[9]	Burford Capital Global Finance LLC	9.250%	7/1/2031	160	149
[9]	Burford Capital Global Finance LLC	8.500%	1/15/2034	330	279
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	6	6
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,407	1,409
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	973	993
	Capital One Financial Corp.	3.750%	3/9/2027	1,191	1,186
	Capital One Financial Corp.	3.800%	1/31/2028	1,220	1,206
	Capital One Financial Corp.	5.468%	2/1/2029	864	878
	Capital One Financial Corp.	5.700%	2/1/2030	2,619	2,690
	Capital One Financial Corp.	3.273%	3/1/2030	1,239	1,194
	Capital One Financial Corp.	5.463%	7/26/2030	7,336	7,488
	Capital One Financial Corp.	6.051%	2/1/2035	3,649	3,783
	Capital One Financial Corp.	6.183%	1/30/2036	10,663	10,858
	Capital One Financial Corp.	5.197%	9/11/2036	5,979	5,791
	Capital One Financial Corp.	5.399%	1/30/2037	3,470	3,408
[5]	Capital One NA	5.974%	8/9/2028	734	751
	Carlyle Group Inc.	5.050%	9/19/2035	1,179	1,142
[11]	Chesnara plc	4.750%	8/4/2032	400	503
[9]	Citadel Finance LLC	5.900%	2/10/2030	1,322	1,334
	Citigroup Inc.	4.450%	9/29/2027	1,682	1,683
[5]	Citigroup Inc.	3.070%	2/24/2028	2,447	2,420
	Citigroup Inc.	4.643%	5/7/2028	33,925	33,991
[5]	Citigroup Inc.	3.668%	7/24/2028	1,761	1,745
	Citigroup Inc.	4.786%	3/4/2029	1,218	1,224
[5]	Citigroup Inc.	4.075%	4/23/2029	5	5
[5]	Citigroup Inc.	3.980%	3/20/2030	9	9
	Citigroup Inc.	4.542%	9/19/2030	5,021	5,001
[5]	Citigroup Inc.	2.976%	11/5/2030	413	391
[5]	Citigroup Inc.	2.666%	1/29/2031	958	891
[11]	Close Brothers Group plc	7.750%	6/14/2028	2,825	3,979
[11]	Close Brothers Group plc	6.125%	8/3/2036	700	921
[5,8,14]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.037%	1/14/2027	980	707
[8,14]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.307%	8/20/2031	1,800	1,298
[5,8,14]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.409%	10/25/2033	480	354
	COPT Defense Properties LP	2.000%	1/15/2029	920	860
[9]	Credit Acceptance Corp.	6.625%	3/15/2030	620	618
	CubeSmart LP	2.250%	12/15/2028	1,995	1,885
[9]	Danske Bank A/S	4.999%	3/27/2032	7,270	7,294
[5,12]	Deutsche Bank AG	4.450%	5/15/2041	1,300	1,489
[12]	Deutsche EuroShop AG	4.500%	10/15/2030	2,900	3,399
[5,12]	Deutsche Pfandbriefbank AG	4.000%	1/27/2028	753	882
	Digital Realty Trust LP	5.550%	1/15/2028	3,683	3,747
26

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Digital Realty Trust LP	3.600%	7/1/2029	1,971	1,918
[5,12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	5,700	6,770
[9]	EF Holdco	7.375%	9/30/2030	560	556
[12]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	273	318
	Equinix Inc.	2.000%	5/15/2028	7	7
	Equinix Inc.	3.200%	11/18/2029	663	632
	ERP Operating LP	3.000%	7/1/2029	185	177
	ERP Operating LP	2.500%	2/15/2030	365	340
	Essex Portfolio LP	1.700%	3/1/2028	445	423
	Essex Portfolio LP	3.000%	1/15/2030	486	459
	Extra Space Storage LP	5.700%	4/1/2028	2,450	2,501
	Extra Space Storage LP	4.950%	1/15/2033	1,875	1,857
	Federal Realty OP LP	3.500%	6/1/2030	162	155
	Fidelity National Financial Inc.	4.500%	8/15/2028	25	25
	Fifth Third Bancorp	6.361%	10/27/2028	3,908	4,011
	Fifth Third Financial Corp.	5.982%	1/30/2030	104	107
	Fiserv Inc.	5.450%	3/2/2028	1,934	1,958
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	400	414
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	725	699
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	420	410
[5,12]	GA Global Funding Trust	3.750%	6/20/2032	700	794
[5,12]	GA Global Funding Trust	4.133%	9/16/2035	2,200	2,498
	Gaci First Investment Co.	5.000%	10/13/2027	13,200	13,274
[9]	GGAM Finance Ltd.	8.000%	2/15/2027	111	112
[9]	Global Atlantic Fin Co.	3.125%	6/15/2031	487	433
	Goldman Sachs Group Inc.	2.640%	2/24/2028	3,106	3,062
[5]	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,288	1,277
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,774	1,774
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,276	2,344
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,798	1,798
[5]	Goldman Sachs Group Inc.	5.207%	1/28/2031	4,143	4,208
[5,12]	Goldman Sachs Group Inc.	3.509%	8/17/2033	3,600	4,143
	Goldman Sachs Group Inc.	5.094%	4/20/2034	13,123	13,090
[5]	Goldman Sachs Group Inc.	4.017%	10/31/2038	12,264	10,710
	Goldman Sachs Group Inc.	2.908%	7/21/2042	3,049	2,176
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,263	2,467
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,469	1,451
[5,12]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	1,800	2,147
[12]	Grand City Properties Finance Sarl	4.750%	Perpetual	1,300	1,454
	Healthpeak OP LLC	2.125%	12/1/2028	238	225
	Healthpeak OP LLC	3.500%	7/15/2029	168	162
	Healthpeak OP LLC	3.000%	1/15/2030	725	683
[12]	Helvetia Europe SA	2.750%	9/30/2041	2,525	2,777
	Highwoods Realty LP	4.200%	4/15/2029	780	761
	Host Hotels & Resorts LP	4.250%	12/15/2028	1,690	1,672
[9]	Howden UK Refinance plc	7.250%	2/15/2031	394	396
[9]	Howden UK Refinance plc	8.125%	2/15/2032	1,801	1,720
	HPS Corporate Lending Fund	4.900%	9/11/2028	5,811	5,683
[5]	HSBC Holdings plc	4.583%	6/19/2029	815	814
	HSBC Holdings plc	5.546%	3/4/2030	1,956	2,001
[5]	HSBC Holdings plc	3.973%	5/22/2030	5,580	5,463
	HSBC Holdings plc	4.619%	11/6/2031	12,318	12,201
[5]	HSBC Holdings plc	6.500%	9/15/2037	1,976	2,097
	Hudson Pacific Properties LP	3.950%	11/1/2027	185	179
	Hudson Pacific Properties LP	5.950%	2/15/2028	195	190
	Huntington Bancshares Inc.	4.443%	8/4/2028	1,123	1,122
	Huntington Bancshares Inc.	5.605%	1/28/2041	2,820	2,755
	Huntington National Bank	4.871%	4/12/2028	1,188	1,192
	ING Groep NV	6.083%	9/11/2027	489	492
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	192	182
[9]	Iron Mountain Inc.	6.250%	1/15/2033	74	75
[5,12]	IWG US Finance LLC	6.500%	6/28/2030	673	848
[12]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,497
[12]	JAB Holdings BV	4.375%	4/25/2034	2,400	2,860
	Jefferies Financial Group Inc.	5.875%	7/21/2028	8	8
	Jefferies Financial Group Inc.	4.150%	1/23/2030	508	493
[5]	JPMorgan Chase & Co.	2.182%	6/1/2028	2,713	2,650
	JPMorgan Chase & Co.	4.979%	7/22/2028	2,038	2,051
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,774	1,776
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	35	35
27

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.069%	6/1/2029	953	908
	JPMorgan Chase & Co.	5.299%	7/24/2029	8	8
	JPMorgan Chase & Co.	6.087%	10/23/2029	4	4
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,801	1,822
	JPMorgan Chase & Co.	5.581%	4/22/2030	3,425	3,522
[5]	JPMorgan Chase & Co.	3.702%	5/6/2030	1,468	1,433
	JPMorgan Chase & Co.	4.565%	6/14/2030	975	975
	JPMorgan Chase & Co.	4.995%	7/22/2030	3,399	3,441
	JPMorgan Chase & Co.	4.603%	10/22/2030	2,190	2,193
	JPMorgan Chase & Co.	5.140%	1/24/2031	3	3
	JPMorgan Chase & Co.	5.294%	7/22/2035	1,962	1,981
	JPMorgan Chase & Co.	5.576%	7/23/2036	11,119	11,304
	JPMorgan Chase & Co.	4.898%	1/22/2037	6,170	6,014
	JPMorgan Chase & Co.	5.193%	2/5/2037	25,010	24,555
	JPMorgan Chase & Co.	5.148%	4/23/2037	11,065	11,005
[11]	Just Group plc	6.875%	3/30/2035	400	540
[5]	KeyCorp	2.550%	10/1/2029	645	604
	KKR & Co. Inc.	5.100%	8/7/2035	1,173	1,141
[5,12]	Kommunalkredit Austria AG	5.250%	3/28/2029	4,200	5,081
[9]	Liberty Mutual Group Inc.	5.250%	5/1/2036	3,030	2,979
	Lloyds Banking Group plc	5.985%	8/7/2027	1,472	1,477
[5,8,14]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.183%	3/17/2029	1,000	733
	M&T Bank Corp.	4.553%	8/16/2028	5,081	5,080
	M&T Bank Corp.	5.179%	7/8/2031	4,742	4,799
	M&T Bank Corp.	5.400%	7/30/2035	3,117	3,118
[14]	Macquarie Bank Ltd.	6.082%	6/7/2032	130	94
[8,14]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.733%	6/17/2031	700	504
[8,14]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.777%	6/7/2032	240	176
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	4,858	4,884
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	5,426	5,440
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,879	4,904
[9]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/2070	3,103	1,946
	MetLife Inc.	4.125%	8/13/2042	6,119	5,093
	Mid-America Apartments LP	3.950%	3/15/2029	903	892
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,364	1,382
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	4,660	4,590
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	12,515	12,270
	Mizuho Financial Group Inc.	5.667%	5/27/2029	209	214
[5]	Morgan Stanley	3.591%	7/22/2028	2,050	2,027
	Morgan Stanley	6.296%	10/18/2028	4,074	4,178
[5]	Morgan Stanley	3.772%	1/24/2029	1,322	1,305
	Morgan Stanley	5.123%	2/1/2029	2,425	2,449
	Morgan Stanley	5.042%	7/19/2030	7,817	7,905
	Morgan Stanley	4.654%	10/18/2030	3,418	3,411
	Morgan Stanley	5.230%	1/15/2031	3,082	3,132
	Morgan Stanley	5.831%	4/19/2035	3,995	4,149
	Morgan Stanley	5.587%	1/18/2036	4,399	4,510
	Morgan Stanley	5.664%	4/17/2036	8,075	8,291
	Morgan Stanley	5.073%	1/30/2037	5,569	5,465
	Morgan Stanley	5.296%	4/10/2037	6,895	6,861
[5]	Morgan Stanley	3.971%	7/22/2038	12,246	10,743
	Morgan Stanley	5.314%	1/18/2041	6,895	6,713
[5]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	22,440	22,195
	MPT Operating Partnership LP	3.500%	3/15/2031	2,305	1,656
[9,12]	MPT Operating Partnership LP	7.000%	2/15/2032	500	591
[9]	MPT Operating Partnership LP	8.500%	2/15/2032	449	466
[5]	NatWest Group plc	4.445%	5/8/2030	293	291
	NatWest Group plc	4.964%	8/15/2030	2,902	2,927
[5,12]	NatWest Group plc	1.043%	9/14/2032	2,500	2,851
[9]	Nippon Life Insurance Co.	5.046%	4/2/2033	1,275	1,276
[12]	Nippon Life Insurance Co.	4.114%	1/23/2055	500	570
[9]	Nippon Life Insurance Co.	6.500%	4/30/2055	3,120	3,289
[5,12]	Nippon Life Insurance Co.	4.165%	9/2/2055	500	568
	NNN REIT Inc.	2.500%	4/15/2030	152	140
	Northern Trust Corp.	4.150%	11/19/2030	2,801	2,778
	Northern Trust Corp.	5.117%	11/19/2040	2,937	2,872
[9]	Nuveen LLC	5.550%	1/15/2030	733	752
[5,12]	Oldenburgische Landesbank AG	8.000%	4/24/2034	600	772
[5,12]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,300	1,695
[9]	Omnis Funding Trust	6.722%	5/15/2055	3,689	3,784
28

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OneMain Finance Corp.	6.625%	5/15/2029	196	200
	OneMain Finance Corp.	6.125%	5/15/2030	285	284
	OneMain Finance Corp.	6.750%	3/15/2032	410	410
	OneMain Finance Corp.	7.125%	9/15/2032	15	15
	OneMain Finance Corp.	6.500%	3/15/2033	705	691
	OneMain Finance Corp.	6.750%	9/15/2033	510	502
[9]	Panther Escrow Issuer LLC	7.125%	6/1/2031	202	203
[11]	Pension Insurance Corp. plc	4.625%	5/7/2031	400	509
[11]	Pension Insurance Corp. plc	3.625%	10/21/2032	1,605	1,870
[11]	Pension Insurance Corp. plc	8.000%	11/13/2033	600	870
[9]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	1,230	1,248
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	2,930	3,006
	Pinnacle Bank	5.957%	1/15/2036	2,219	2,203
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,462	1,477
	PNC Financial Services Group Inc.	5.582%	6/12/2029	9,776	10,011
	PNC Financial Services Group Inc.	5.492%	5/14/2030	7,000	7,190
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,999	3,060
	PNC Financial Services Group Inc.	5.423%	1/25/2041	4,930	4,834
	Progressive Corp.	4.600%	3/26/2031	495	497
	Progressive Corp.	5.150%	3/26/2036	7,535	7,537
	Prologis LP	5.250%	5/15/2035	5,420	5,493
	Prologis LP	4.900%	6/15/2036	2,520	2,460
[5,12]	Public Property Invest A/S	4.625%	3/12/2030	4,645	5,547
[5,12]	Public Property Invest A/S	4.375%	10/1/2032	1,600	1,856
	Realty Income Corp.	4.000%	7/15/2029	488	482
	Realty Income Corp.	3.400%	1/15/2030	166	160
	Regions Financial Corp.	5.722%	6/6/2030	5,973	6,136
[9]	RHP Hotel Properties LP	6.500%	6/15/2033	640	659
[9]	RHP Hotel Properties LP	5.750%	3/15/2034	350	348
[9]	Rocket Cos. Inc.	6.125%	8/1/2030	690	701
[9]	Rocket Cos. Inc.	6.375%	8/1/2033	965	979
[9]	Rocket Mortgage LLC	2.875%	10/15/2026	206	204
[9]	Rocket Mortgage LLC	3.875%	3/1/2031	575	534
[5]	Royal Bank of Canada	4.650%	10/18/2030	3,033	3,041
[5]	Royal Bank of Canada	5.153%	2/4/2031	6,646	6,758
[9]	Ryan Specialty LLC	5.875%	8/1/2032	43	43
	Santander UK Group Holdings plc	4.320%	9/22/2029	8,960	8,888
	SBA Communications Corp.	3.875%	2/15/2027	238	237
[11]	Scottish Widows Ltd.	7.000%	6/16/2043	700	945
[9]	Service Properties Trust	0.000%	9/30/2027	345	317
	Service Properties Trust	3.950%	1/15/2028	295	286
	Service Properties Trust	8.875%	6/15/2032	585	600
[9]	Shift4 Payments LLC	6.750%	8/15/2032	940	938
	Simon Property Group LP	3.250%	9/13/2049	8,530	5,781
	Sixth Street Lending Partners	6.500%	3/11/2029	1,986	2,031
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	1,455	1,502
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	730	740
[9]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[9]	Starwood Property Trust Inc.	6.000%	4/15/2030	278	281
[9]	Starwood Property Trust Inc.	6.500%	10/15/2030	160	165
[5]	State Street Corp.	3.031%	11/1/2034	1,852	1,740
	State Street Corp.	4.784%	10/23/2036	5,850	5,710
	State Street Corp.	5.094%	4/24/2037	4,665	4,624
	Store Capital LLC	4.500%	3/15/2028	254	253
	Suci Second Investment Co.	4.375%	9/10/2027	18,800	18,768
	Sumisho Air Lease Corp.	5.100%	3/1/2029	1,223	1,234
[9]	Sumisho Air Lease Corp.	4.500%	3/24/2029	16,060	15,958
[5]	Sumisho Air Lease Corp.	3.000%	2/1/2030	663	619
[9]	Sumisho Air Lease Corp.	4.850%	3/24/2031	25,600	25,375
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	787	710
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	2,915	2,871
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	7,170	6,952
	Sun Communities Operating LP	2.300%	11/1/2028	124	117
[9]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	4,110	2,727
	Toronto-Dominion Bank	4.861%	1/31/2028	5,318	5,360
[5]	Toronto-Dominion Bank	5.523%	7/17/2028	1,016	1,040
	Toronto-Dominion Bank	4.783%	12/17/2029	3,444	3,483
	Toronto-Dominion Bank	4.866%	4/22/2033	7,850	7,805
	Toronto-Dominion Bank	4.928%	10/15/2035	4,245	4,163
[12]	Triodos Bank NV	4.875%	9/12/2029	4,300	5,119
29

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	Triodos Bank NV	2.250%	2/5/2032	400	462
[5]	Truist Bank	4.144%	1/27/2029	4,520	4,499
[5]	Truist Financial Corp.	4.873%	1/26/2029	2,440	2,457
[5]	Truist Financial Corp.	7.161%	10/30/2029	1,794	1,903
[5]	Truist Financial Corp.	5.071%	5/20/2031	12,327	12,471
[9]	UBS Group AG	3.869%	1/12/2029	1,244	1,230
[9]	UBS Group AG	4.151%	12/23/2029	14,520	14,364
[9]	UBS Group AG	3.126%	8/13/2030	508	484
[9]	UBS Group AG	5.617%	9/13/2030	1,465	1,507
[9]	UBS Group AG	4.398%	9/23/2031	7,695	7,559
[9]	UBS Group AG	4.844%	11/6/2033	5,946	5,859
[9]	UBS Group AG	5.699%	2/8/2035	6,069	6,238
[9]	UBS Group AG	5.010%	3/23/2037	6,792	6,589
[5]	UDR Inc.	3.200%	1/15/2030	237	226
[5]	US Bancorp	4.548%	7/22/2028	5,687	5,695
	US Bancorp	4.653%	2/1/2029	1,982	1,990
	US Bancorp	5.775%	6/12/2029	2,804	2,877
	US Bancorp	5.384%	1/23/2030	1,189	1,218
	US Bancorp	5.046%	2/12/2031	4,872	4,943
	US Bancorp	5.083%	5/15/2031	6,910	7,015
[11]	Utmost Group plc	4.000%	12/15/2031	200	245
[9]	UWM Holdings LLC	6.625%	2/1/2030	17	16
[5,12]	Viridium Group Sarl	4.375%	11/16/2035	600	666
[12]	Volksbank Wien AG	5.750%	6/21/2034	4,100	4,961
[12]	Volksbank Wien AG	5.500%	12/4/2035	2,200	2,651
[5]	Wells Fargo & Co.	4.300%	7/22/2027	1,302	1,300
[5]	Wells Fargo & Co.	3.584%	5/22/2028	4,794	4,753
[5]	Wells Fargo & Co.	2.393%	6/2/2028	3,292	3,220
[5]	Wells Fargo & Co.	4.808%	7/25/2028	3,136	3,149
	Wells Fargo & Co.	6.303%	10/23/2029	8	8
[5]	Wells Fargo & Co.	2.879%	10/30/2030	731	690
	Wells Fargo & Co.	5.244%	1/24/2031	3,257	3,320
	Wells Fargo & Co.	4.960%	1/23/2037	12,478	12,151
	Wells Fargo & Co.	5.433%	1/23/2047	10,400	9,887
	Welltower OP LLC	2.050%	1/15/2029	1,738	1,635
	Welltower OP LLC	4.125%	3/15/2029	801	796
	Welltower OP LLC	3.100%	1/15/2030	1,758	1,675
[5,8,14]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.177%	11/11/2027	1,600	1,165
[5,8,14]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.197%	4/3/2034	200	147
[5,8,14]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.613%	6/23/2033	100	74
	Willis North America Inc.	2.950%	9/15/2029	621	589
[12]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	1,800	1,880
[12]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	700	807
[9]	XHR LP	4.875%	6/1/2029	25	25
[9]	XHR LP	6.625%	5/15/2030	27	28
					1,062,405
Health Care (2.7%)
[9]	1261229 BC Ltd.	10.000%	4/15/2032	2,035	2,102
	Abbott Laboratories	4.300%	3/15/2033	24,645	24,052
	Abbott Laboratories	5.600%	3/15/2066	7,190	6,929
	AbbVie Inc.	4.400%	3/15/2033	6,905	6,770
	AbbVie Inc.	5.350%	3/15/2044	1,804	1,745
	AbbVie Inc.	5.650%	3/15/2066	2,520	2,434
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	1,862	1,521
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	1,488	1,047
	Amgen Inc.	2.450%	2/21/2030	897	834
	Amgen Inc.	5.650%	2/19/2056	6,015	5,767
	Augusta SpinCo Corp.	4.945%	3/23/2033	4,030	4,011
[5,12]	Bayer AG	1.375%	7/6/2032	600	611
[5,12]	Bayer AG	6.625%	9/25/2083	2,500	3,074
[5]	Baylor Scott & White Holdings	2.839%	11/15/2050	2,507	1,567
	Becton Dickinson & Co.	4.874%	2/8/2029	1,993	2,012
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,401	1,545
[9]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	250	248
	Cardinal Health Inc.	5.000%	11/15/2029	2,439	2,473
	Cencora Inc.	4.600%	2/13/2033	1,225	1,204
[9]	Charles River Laboratories International Inc.	3.750%	3/15/2029	600	574
	Cigna Group	4.375%	10/15/2028	9	9
	Cigna Group	5.600%	2/15/2054	2,750	2,593
30

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Community Health Systems Inc.	10.875%	1/15/2032	161	173
[9]	Community Health Systems Inc.	9.750%	1/15/2034	1,045	1,078
[9]	CSL Finance plc	4.750%	4/27/2052	3,054	2,583
	CVS Health Corp.	5.000%	1/30/2029	1,936	1,959
	CVS Health Corp.	5.400%	6/1/2029	1,908	1,952
[9]	DaVita Inc.	4.625%	6/1/2030	2,993	2,898
[9]	DaVita Inc.	6.875%	9/1/2032	485	501
[9]	DaVita Inc.	6.750%	7/15/2033	490	505
	Elevance Health Inc.	4.101%	3/1/2028	1,451	1,443
	Elevance Health Inc.	5.150%	6/15/2029	1,172	1,193
	Elevance Health Inc.	4.750%	2/15/2030	1,936	1,949
	Elevance Health Inc.	5.700%	2/15/2055	3,150	3,008
	Elevance Health Inc.	5.700%	9/15/2055	2,430	2,323
[9]	Endo Finance Holdings LP	8.500%	4/15/2031	17	18
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	5	5
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	2,770	2,911
[9]	GENMAB A/S	6.250%	12/15/2032	985	1,010
	HCA Inc.	5.875%	2/1/2029	488	501
	HCA Inc.	4.600%	11/15/2032	2,805	2,740
	HCA Inc.	5.000%	5/15/2033	7,740	7,686
	HCA Inc.	5.450%	9/15/2034	495	501
	HCA Inc.	4.900%	11/15/2035	2,240	2,167
	HCA Inc.	5.900%	6/1/2053	7,000	6,651
	HCA Inc.	6.100%	4/1/2064	3,930	3,792
[9]	IQVIA Inc.	6.250%	6/1/2032	1,160	1,183
[5]	Kaiser Foundation Hospitals	2.810%	6/1/2041	3	2
	Kaiser Foundation Hospitals	4.150%	5/1/2047	908	736
[5]	Kaiser Foundation Hospitals	3.002%	6/1/2051	4,455	2,841
[9]	LifePoint Health Inc.	7.000%	5/1/2034	325	317
[5]	Mayo Clinic	3.196%	11/15/2061	3,289	2,073
	McKesson Corp.	4.950%	5/30/2032	21,340	21,657
[9]	Medline Borrower LP	5.250%	10/1/2029	310	309
	Merck & Co. Inc.	4.450%	12/4/2032	1,988	1,970
	Merck & Co. Inc.	5.700%	9/15/2055	2,495	2,451
	Novant Health Inc.	3.318%	11/1/2061	1,560	974
	Novartis Capital Corp.	4.600%	3/18/2033	8,965	8,909
	Novartis Capital Corp.	5.700%	3/18/2056	4,850	4,852
[9]	Organon & Co.	6.750%	5/15/2034	685	722
	Pfizer Inc.	4.500%	11/15/2032	3,295	3,263
	Pfizer Inc.	5.700%	11/15/2065	2,365	2,274
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	6,113	5,752
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	616	575
	Quest Diagnostics Inc.	4.625%	12/15/2029	1,050	1,056
[9]	Radiology Partners Inc.	8.500%	7/15/2032	845	840
[5,12]	RAY Financing LLC	6.500%	7/15/2031	325	384
	Revvity Inc.	3.300%	9/15/2029	731	701
	Royalty Pharma plc	1.750%	9/2/2027	1,371	1,323
	Stanford Health Care	3.027%	8/15/2051	4,362	2,817
	Stryker Corp.	4.250%	9/11/2029	1,166	1,161
	Stryker Corp.	4.850%	2/10/2030	973	985
[5]	Sutter Health	3.161%	8/15/2040	5,832	4,496
	Tenet Healthcare Corp.	4.250%	6/1/2029	684	666
[9]	Tenet Healthcare Corp.	5.500%	11/15/2032	1,440	1,438
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	1,505	1,494
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	2,095	2,181
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	1,365	1,398
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	5,365	5,291
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,555	7,602
	UnitedHealth Group Inc.	4.375%	3/15/2042	3,226	2,785
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,723	3,517
	UnitedHealth Group Inc.	3.700%	8/15/2049	3,657	2,647
	UnitedHealth Group Inc.	3.250%	5/15/2051	3	2
	UnitedHealth Group Inc.	5.375%	4/15/2054	1,680	1,553
	UnitedHealth Group Inc.	5.500%	4/15/2064	2	2
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,005	4,062
					231,930
Industrials (2.1%)
	Allegion plc	3.500%	10/1/2029	595	573
[9]	Allison Transmission Inc.	4.750%	10/1/2027	90	90
31

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Allison Transmission Inc.	3.750%	1/30/2031	3,400	3,194
[9]	Allison Transmission Inc.	5.875%	12/1/2033	360	363
	Amphenol Corp.	3.800%	11/15/2027	3,372	3,352
	Amphenol Corp.	3.900%	11/15/2028	1,683	1,668
	Amphenol Corp.	4.125%	11/15/2030	2,819	2,777
	Amphenol Corp.	4.400%	2/15/2033	1,518	1,484
	Amphenol Corp.	4.625%	2/15/2036	2,977	2,877
	Amphenol Corp.	5.300%	11/15/2055	1,757	1,644
[5,14]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,340	920
	Boeing Co.	3.250%	2/1/2028	1,224	1,200
	Boeing Co.	3.200%	3/1/2029	1,778	1,716
	Boeing Co.	6.298%	5/1/2029	3,524	3,696
	Boeing Co.	5.150%	5/1/2030	571	580
	Boeing Co.	6.858%	5/1/2054	9,000	9,990
	Boeing Co.	7.008%	5/1/2064	4,598	5,123
[9]	Bombardier Inc.	7.250%	7/1/2031	2,000	2,103
[9]	Bombardier Inc.	6.750%	6/15/2033	600	626
[5,14]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	390	266
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	2,472	2,152
[9]	BWX Technologies Inc.	4.125%	6/30/2028	365	359
[9]	BWX Technologies Inc.	4.125%	4/15/2029	3,300	3,207
	Canadian Pacific Railway Co.	5.500%	3/15/2056	2,990	2,850
[9]	Clean Harbors Inc.	5.750%	10/15/2033	775	783
	CNH Industrial Capital LLC	4.550%	4/10/2028	966	965
	CSX Corp.	3.800%	11/1/2046	1,621	1,243
	CSX Corp.	3.800%	4/15/2050	247	183
[5,12]	Czechoslovak Group A/S	5.250%	1/10/2031	3,300	3,979
[9]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	3,341	3,402
[5,12]	Deutsche Lufthansa AG	4.125%	9/3/2032	1,500	1,778
	Eaton Capital ULC	4.450%	5/9/2030	2,440	2,438
	Eaton Corp.	4.200%	3/6/2031	1,160	1,144
	Eaton Corp.	4.500%	3/6/2033	1,440	1,419
[9]	Enpro Inc.	6.125%	6/1/2033	1,430	1,459
[9]	ERAC USA Finance LLC	4.500%	10/30/2029	12,283	12,254
[9]	ERAC USA Finance LLC	4.700%	4/30/2031	10,541	10,522
[9]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	430	425
[9]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	4,950	4,883
[9]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	2,840	2,789
[9]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	3,340	3,250
[9]	Gates Corp.	6.875%	7/1/2029	545	560
	GE Vernova Inc.	4.250%	2/4/2031	1,562	1,548
	GE Vernova Inc.	5.500%	2/4/2056	4,419	4,233
[9]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	605	595
[9]	Herc Holdings Inc.	7.000%	6/15/2030	1,300	1,353
[9]	Herc Holdings Inc.	5.750%	3/15/2031	460	461
[9]	Herc Holdings Inc.	7.250%	6/15/2033	459	481
[9]	Herc Holdings Inc.	6.000%	3/15/2034	270	268
[9]	Honeywell Aerospace Inc.	4.600%	3/16/2033	3,110	3,072
[9]	Honeywell Aerospace Inc.	5.622%	3/16/2046	8,035	7,908
[9]	Honeywell Aerospace Inc.	5.732%	3/16/2056	9,601	9,430
[9]	Honeywell Aerospace Inc.	5.852%	3/16/2066	8,809	8,668
	Howmet Aerospace Inc.	4.750%	4/15/2036	2,744	2,662
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,591	1,566
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	113	107
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	1,861	1,925
[11]	International Distribution Services plc	7.375%	9/14/2030	300	425
	L3Harris Technologies Inc.	4.400%	6/15/2028	7	7
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,447	2,491
	L3Harris Technologies Inc.	2.900%	12/15/2029	869	823
[5,14]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	1,640	1,163
[9]	Mueller Water Products Inc.	4.000%	6/15/2029	125	121
	Northrop Grumman Corp.	4.950%	3/15/2053	2,074	1,831
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,138	1,100
[9]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	63	62
	RTX Corp.	5.750%	1/15/2029	1,230	1,274
	RTX Corp.	6.400%	3/15/2054	2,147	2,310
[5]	Ryder System Inc.	5.375%	3/15/2029	1,712	1,754
	Ryder System Inc.	4.300%	12/1/2030	1,260	1,244
[9]	Siemens Funding BV	5.900%	5/28/2065	5,395	5,488
[9]	TopBuild Corp.	5.625%	1/31/2034	680	689
32

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	TransDigm Inc.	6.750%	8/15/2028	53	54
[9]	TransDigm Inc.	6.375%	3/1/2029	281	287
[9]	TransDigm Inc.	6.000%	1/15/2033	185	187
[9]	TransDigm Inc.	6.375%	5/31/2033	7,475	7,540
[9]	TransDigm Inc.	6.125%	7/31/2034	830	831
	United Airlines Holdings Inc.	4.875%	3/1/2029	455	449
	United Airlines Holdings Inc.	5.375%	3/1/2031	230	227
[9]	WESCO Distribution Inc.	6.375%	3/15/2029	147	150
[9]	WESCO Distribution Inc.	5.250%	4/15/2031	225	225
[9]	WESCO Distribution Inc.	6.375%	3/15/2033	52	54
[9]	WESCO Distribution Inc.	5.500%	4/15/2034	220	219
					181,568
Materials (1.3%)
[5,12]	Akzo Nobel NV	2.000%	3/28/2032	1,200	1,264
[9]	Alcoa Nederland Holding BV	6.125%	5/15/2028	135	135
[9]	Alumina Pty Ltd.	6.375%	9/15/2032	2,280	2,344
[12]	Amcor UK Finance plc	3.750%	2/20/2033	1,500	1,721
[9]	ARC Falcon I Inc.	9.750%	3/1/2033	1,350	1,324
[9,12]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	500	584
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	690	695
[9]	Arsenal AIC Parent LLC	8.000%	10/1/2030	2,000	2,095
	Ball Corp.	2.875%	8/15/2030	173	158
	Ball Corp.	5.500%	9/15/2033	230	230
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	2,621	2,447
[9]	Big River Steel LLC	6.625%	1/31/2029	662	663
[9]	Canpack Group Inc.	6.000%	5/15/2031	300	300
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	1,432	1,413
[9]	Chemours Co.	5.750%	11/15/2028	50	50
[9]	Chemours Co.	4.625%	11/15/2029	780	749
[9]	Chemours Co.	7.875%	3/15/2034	650	665
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	145	140
[9]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	393	400
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	410	417
[9]	Cleveland-Cliffs Inc.	7.000%	3/15/2032	2,200	2,198
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	625	631
[9]	Commercial Metals Co.	5.750%	11/15/2033	770	770
[9]	Commercial Metals Co.	6.000%	12/15/2035	410	410
	CRH America Finance Inc.	4.400%	2/9/2031	14,009	13,837
	CRH America Finance Inc.	5.000%	2/9/2036	2,608	2,565
	Crown Americas LLC	5.875%	6/1/2033	2,865	2,886
	Eastman Chemical Co.	5.000%	8/1/2029	1,452	1,467
[9]	Element Solutions Inc.	3.875%	9/1/2028	2,498	2,435
[9]	First Quantum Minerals Ltd.	8.000%	3/1/2033	590	620
[9]	First Quantum Minerals Ltd.	7.250%	2/15/2034	260	268
	FMC Corp.	5.650%	5/18/2033	970	855
	FMC Corp.	8.450%	11/1/2055	1,840	1,218
[5]	Freeport Indonesia PT	4.763%	4/14/2027	1,154	1,154
[7,9]	Georgia-Pacific LLC	4.600%	5/15/2031	5,690	5,682
[9]	Glencore Funding LLC	5.200%	7/1/2033	5,500	5,526
[9]	Graphic Packaging International LLC	4.750%	7/15/2027	65	64
[9]	Graphic Packaging International LLC	3.500%	3/15/2028	21	20
[9]	Graphic Packaging International LLC	3.750%	2/1/2030	35	33
[9]	Kaiser Aluminum Corp.	4.500%	6/1/2031	660	632
[12]	Linde plc	3.750%	6/4/2044	900	979
[9]	Magnera Corp.	4.750%	11/15/2029	200	183
[9]	Magnera Corp.	7.250%	11/15/2031	147	138
[9]	NOVA Chemicals Corp.	4.250%	5/15/2029	525	514
[9]	Novelis Corp.	4.750%	1/30/2030	156	149
[9]	Novelis Corp.	3.875%	8/15/2031	70	64
[9]	Novelis Corp.	6.375%	8/15/2033	35	35
	Nutrien Ltd.	5.200%	6/21/2027	1,956	1,972
	Nutrien Ltd.	4.900%	3/27/2028	2,252	2,270
	Nutrien Ltd.	4.200%	4/1/2029	733	728
[9]	Olympus Water US Holding Corp.	6.750%	8/1/2032	1,160	1,125
[9]	Olympus Water US Holding Corp.	7.250%	2/15/2033	2,330	2,278
[9]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	121	121
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	440	421
[9]	Qnity Electronics Inc.	5.750%	8/15/2032	1,450	1,465
[9]	Quikrete Holdings Inc.	6.375%	3/1/2032	1,239	1,258
33

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Quikrete Holdings Inc.	6.750%	3/1/2033	3,004	3,046
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	5,975	3,619
	Rio Tinto Finance USA plc	4.125%	8/21/2042	5,955	5,027
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	2,735	2,777
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	4,320	4,351
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	2,440	2,405
[9]	Standard Building Solutions Inc.	6.500%	8/15/2032	50	51
[9]	Standard Building Solutions Inc.	6.250%	8/1/2033	435	435
	Steel Dynamics Inc.	4.000%	12/15/2028	5,660	5,601
	Suzano Austria GmbH	6.000%	1/15/2029	849	869
	Suzano Austria GmbH	5.000%	1/15/2030	800	795
	Suzano Netherlands BV	5.500%	1/15/2036	1,049	1,027
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	3,206	3,225
	WestRock MWV LLC	8.200%	1/15/2030	925	1,035
[9]	WR Grace Holdings LLC	5.625%	8/15/2029	1,800	1,718
[9]	WR Grace Holdings LLC	7.375%	3/1/2031	319	322
[9]	WR Grace Holdings LLC	6.625%	8/15/2032	45	45
[9]	WR Grace Holdings LLC	7.000%	8/1/2033	189	189
					111,302
Real Estate (0.2%)
[12]	Digital Euro Finco LLC	3.750%	1/15/2033	400	458
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	6,957	6,808
[9]	Goodman US Finance Eight LLC	5.875%	4/28/2046	2,770	2,701
[9]	Goodman US Finance Seven LLC	5.250%	4/28/2036	4,390	4,326
[12]	WP Carey Inc.	3.750%	5/10/2035	1,900	2,127
					16,420
Technology (3.4%)
[9]	AthenaHealth Group Inc.	6.500%	2/15/2030	225	214
[5]	Bidvest Group UK plc	6.200%	9/17/2032	2,900	2,915
	Broadcom Inc.	4.350%	2/15/2030	3,441	3,428
	Broadcom Inc.	4.600%	7/15/2030	19,432	19,510
	Broadcom Inc.	4.600%	1/15/2033	8,075	7,976
	Broadcom Inc.	5.200%	7/15/2035	1,941	1,957
	Broadcom Inc.	5.700%	1/15/2056	4,710	4,676
[9,10]	Central Parent Inc.	7.250%	6/15/2029	1,511	793
[9,10]	Central Parent LLC	8.000%	6/15/2029	18	10
[9]	Cloud Software Group Inc.	6.500%	3/31/2029	387	377
[9]	Cloud Software Group Inc.	9.000%	9/30/2029	825	810
[9]	Cloud Software Group Inc.	8.250%	6/30/2032	2,390	2,270
	Dell International LLC	5.250%	2/1/2028	3,948	4,003
	Dell International LLC	5.300%	10/1/2029	3,093	3,159
	Dell International LLC	4.750%	10/6/2032	2,139	2,116
[5,12]	DXC Capital Funding DAC	0.950%	9/15/2031	800	768
[9]	Ellucian Holdings Inc.	6.500%	12/1/2029	81	80
[9]	Entegris Inc.	4.750%	4/15/2029	7	7
[9]	Esab Corp.	5.625%	4/1/2031	560	565
[9]	Fair Isaac Corp.	6.000%	5/15/2033	2,090	2,061
[9]	Fair Isaac Corp.	6.250%	9/15/2034	1,005	989
	Fidelity National Information Services Inc.	4.800%	3/10/2031	2,530	2,516
[9]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,286	3,459
[9]	Foundry JV Holdco LLC	5.900%	1/25/2033	19,751	20,577
[9]	Foundry JV Holdco LLC	6.100%	1/25/2036	24,676	25,893
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,036	9,995
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	5,411	5,390
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	5,660	5,561
[9]	Ingram Micro Inc.	4.750%	5/15/2029	1,525	1,498
	Intel Corp.	3.750%	8/5/2027	5,005	4,963
	Intel Corp.	4.875%	2/10/2028	3,028	3,048
	Intel Corp.	2.450%	11/15/2029	5,644	5,254
	Intel Corp.	5.000%	8/15/2033	6,138	6,113
	Intel Corp.	3.250%	11/15/2049	4,835	3,112
	Intel Corp.	5.700%	2/10/2053	8,706	8,140
	Intel Corp.	6.125%	5/15/2056	5,777	5,741
	Intel Corp.	5.050%	8/5/2062	5,000	4,116
	International Business Machines Corp.	5.800%	2/3/2056	1,485	1,407
	Jabil Inc.	4.750%	2/1/2033	456	444
[9]	Kioxia Holdings Corp.	6.250%	7/24/2030	460	474
[9]	Kioxia Holdings Corp.	6.625%	7/24/2033	435	454
	Kyndryl Holdings Inc.	3.150%	10/15/2031	4,220	3,585
34

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marvell Technology Inc.	5.300%	4/15/2036	3,268	3,273
[9]	McAfee Corp.	7.375%	2/15/2030	200	162
	Motorola Solutions Inc.	5.200%	8/15/2032	4,800	4,869
	Oracle Corp.	3.250%	11/15/2027	991	970
	Oracle Corp.	2.300%	3/25/2028	734	701
	Oracle Corp.	4.500%	5/6/2028	1,700	1,692
	Oracle Corp.	4.550%	2/4/2029	3,164	3,124
	Oracle Corp.	4.450%	9/26/2030	12,000	11,571
	Oracle Corp.	4.950%	2/4/2031	6,231	6,097
	Oracle Corp.	4.800%	9/26/2032	2,140	2,035
	Oracle Corp.	5.350%	5/4/2033	14,741	14,322
	Oracle Corp.	6.500%	4/15/2038	4,480	4,476
	Oracle Corp.	5.375%	7/15/2040	2,396	2,086
	Oracle Corp.	4.125%	5/15/2045	3,110	2,133
	Oracle Corp.	5.875%	9/26/2045	2,586	2,228
	Oracle Corp.	6.550%	2/4/2046	6,416	5,955
	Oracle Corp.	4.000%	7/15/2046	4,604	3,072
	Oracle Corp.	6.125%	8/3/2065	1,181	979
[9]	Rocket Software Inc.	9.000%	11/28/2028	120	119
	Salesforce Inc.	4.650%	3/15/2029	27,000	27,048
	Salesforce Inc.	5.200%	3/15/2033	4,440	4,433
	Salesforce Inc.	5.550%	3/15/2036	2,790	2,782
[9]	SS&C Technologies Inc.	5.500%	9/30/2027	894	894
[5,12]	Teleperformance SE	3.750%	6/24/2029	300	348
[5,12]	Teleperformance SE	4.250%	1/21/2030	1,200	1,409
[9]	UKG Inc.	6.875%	2/1/2031	105	102
					287,304
Utilities (2.7%)
[5]	AEP Texas Inc.	5.200%	4/15/2036	4,570	4,493
	AEP Texas Inc.	5.850%	10/15/2055	3,570	3,430
	AEP Transmission Co. LLC	5.375%	6/15/2035	620	630
	AES Corp.	5.450%	6/1/2028	9	9
	Alabama Power Co.	5.500%	3/15/2041	5,253	5,220
[9]	Alliant Energy Finance LLC	5.400%	6/6/2027	21	21
	American Water Capital Corp.	5.200%	4/1/2036	10,190	10,203
[5,12]	Amprion GmbH	4.000%	9/30/2040	800	894
[5,14]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	1,180	828
[5,14]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	480	336
[9]	California Buyer Ltd.	6.375%	2/15/2032	695	691
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,476	2,539
[9]	Clearway Energy Operating LLC	4.750%	3/15/2028	305	303
	Commonwealth Edison Co.	3.650%	6/15/2046	2,675	1,996
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	7	7
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	5	6
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,819	1,778
	Constellation Energy Generation LLC	4.400%	1/15/2031	2,490	2,465
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,210	1,164
	Dominion Energy Inc.	4.250%	6/1/2028	79	79
[5]	DTE Electric Co.	5.550%	3/1/2056	3,050	2,924
	DTE Energy Co.	4.875%	6/1/2028	771	777
[5]	DTE Energy Co.	3.400%	6/15/2029	9	9
	Duke Energy Carolinas LLC	3.450%	4/15/2051	2,302	1,592
	Duke Energy Corp.	3.400%	6/15/2029	4	4
[5]	Duke Energy Indiana LLC	4.200%	3/15/2042	3,232	2,718
	Duke Energy Progress LLC	3.700%	10/15/2046	2,054	1,531
	Duke Energy Progress LLC	5.550%	3/15/2055	2	2
[5]	Energuate Trust 2 0	6.350%	9/15/2035	9,727	9,743
[5,11]	Engie SA	5.625%	4/3/2053	500	581
	Entergy Mississippi LLC	5.050%	4/15/2036	2,290	2,252
	Eversource Energy	5.450%	3/1/2028	2,083	2,115
	Exelon Corp.	5.150%	3/15/2028	3,419	3,459
	Exelon Corp.	5.600%	3/15/2053	2,962	2,790
	Exelon Corp.	5.875%	3/15/2055	5,000	4,865
[5]	FirstEnergy Corp.	4.850%	7/15/2047	2,450	2,104
[9]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	4,610	4,584
	FirstEnergy Transmission LLC	4.550%	1/15/2030	334	333
	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,044	2,020
[7,9]	Generadora de Gatun SA	6.874%	9/30/2044	4,172	4,172
	Georgia Power Co.	4.300%	3/15/2042	2,708	2,337
35

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Georgia Power Co.	3.700%	1/30/2050	4,385	3,197
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,160	1,165
	ITC Holdings Corp.	3.350%	11/15/2027	1,233	1,214
[9]	Jersey Central Power & Light Co.	5.150%	1/15/2036	2,270	2,257
	MidAmerican Energy Co.	4.800%	9/15/2043	599	538
	MidAmerican Energy Co.	4.250%	7/15/2049	1,947	1,561
[9]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	490	487
	National Grid plc	5.602%	6/12/2028	1,374	1,404
[5,14]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,700	1,143
	Nevada Power Co.	5.450%	5/15/2041	2,957	2,890
	NiSource Inc.	5.850%	4/1/2055	7,230	7,027
[9]	NRG Energy Inc.	5.750%	7/15/2029	490	490
[9]	NRG Energy Inc.	6.000%	2/1/2033	3,100	3,124
[9]	NRG Energy Inc.	5.750%	1/15/2034	1,035	1,027
[9]	NRG Energy Inc.	6.000%	1/15/2036	1,295	1,286
[9]	NRG Energy Inc.	6.125%	5/15/2036	335	334
	OGE Energy Corp.	5.450%	5/15/2029	648	663
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	975	983
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	3,416	2,553
	Pacific Gas & Electric Co.	5.200%	5/1/2036	4,660	4,542
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,278	1,061
	Pacific Gas & Electric Co.	6.000%	5/1/2056	2,530	2,406
[9]	Pattern Energy Operations LP	4.500%	8/15/2028	2,555	2,514
	PECO Energy Co.	4.800%	10/15/2043	2,638	2,329
	PECO Energy Co.	3.700%	9/15/2047	2,672	1,989
[5]	PG&E Recovery Funding LLC	5.045%	7/15/2032	906	913
	PPL Electric Utilities Corp.	6.450%	8/15/2037	1,323	1,447
[9]	PSEG Power LLC	5.200%	5/15/2030	9,490	9,635
[9]	PSEG Power LLC	5.750%	5/15/2035	4,970	5,060
	Public Service Co. of Colorado	3.600%	9/15/2042	1	1
	Public Service Co. of Colorado	4.050%	9/15/2049	329	251
[5]	Public Service Electric & Gas Co.	2.450%	1/15/2030	530	494
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,936	3,026
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,834	1,866
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,461	1,475
[9]	Rayburn Country Securitization LLC	2.307%	12/1/2030	333	317
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,465	1,037
[9]	Sociedad Transmisora Metropolitana SpA	6.385%	12/15/2055	1,166	1,184
	Southern California Edison Co.	5.650%	10/1/2028	9	9
	Southern California Edison Co.	4.800%	3/15/2033	3,200	3,132
[5]	Southern California Edison Co.	3.900%	3/15/2043	2,251	1,702
[12]	Southern Co.	1.875%	9/15/2081	1,154	1,314
	Southwestern Electric Power Co.	5.300%	4/1/2033	4,590	4,653
	Southwestern Electric Power Co.	5.200%	4/1/2036	4,300	4,242
	Southwestern Public Service Co.	3.700%	8/15/2047	315	231
[5]	Southwestern Public Service Co.	3.150%	5/1/2050	6	4
[5,11]	SW Finance I plc	1.625%	3/30/2027	1,316	1,727
[11]	SW Finance I plc	7.750%	10/31/2031	5,219	7,401
[5,11]	SW Finance I plc	6.875%	8/7/2032	800	1,103
[5,11]	SW Finance I plc	7.000%	4/16/2040	600	781
[9]	Talen Energy Supply LLC	6.250%	2/1/2034	1,030	1,022
[9]	Talen Energy Supply LLC	6.500%	2/1/2036	770	773
[9]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	4,600	4,667
[5,11]	United Utilities Water Finance plc	5.250%	1/22/2046	2,700	3,035
[12]	Veolia Environnement SA	1.625%	Perpetual	600	698
[5,14]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	405
[5]	Virginia Electric & Power Co.	6.000%	5/15/2037	7	7
[5]	Virginia Electric & Power Co.	3.800%	9/15/2047	3,210	2,399
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,748	2,660
[9]	Vistra Operations Co. LLC	4.300%	10/15/2028	8,140	8,050
[9]	Vistra Operations Co. LLC	7.750%	10/15/2031	1,145	1,201
[9]	Vistra Operations Co. LLC	6.875%	4/15/2032	1,855	1,936
[9]	Vistra Operations Co. LLC	5.250%	4/30/2033	9,130	9,092
[11]	Wessex Water Services Finance plc	5.125%	10/31/2032	500	648
	Xcel Energy Inc.	2.600%	12/1/2029	243	227
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,805	2,784
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	450	468
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	165	176
[11]	Yorkshire Water Finance plc	1.750%	11/26/2026	1,257	1,677
[5,11]	Yorkshire Water Finance plc	5.500%	4/28/2035	800	1,014
36

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,141	1,783
					233,915
Total Corporate Bonds (Cost $2,895,508)					2,883,246
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.425%	5/28/2032	1,462	1,454
[8]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	540	540
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.402%	2/15/2029	2,769	2,757
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	2,264	2,274
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.950%	9/13/2032	2,992	3,005
[8]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/10/2031	115	115
[8]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	324	326
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.918%	10/28/2032	279	281
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.402%	1/28/2032	2,776	2,788
[8]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.152%	5/6/2030	570	573
[8]	Dayforce Bidco LLC First Lien Initial Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	460	433
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	149	148
[8]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.902%	1/26/2033	185	185
[8]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 3.000%	6.675%	9/13/2032	4,640	4,650
[8]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.924%	4/7/2033	2,055	2,044
[8,12]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	360	418
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.652%	3/1/2029	2,769	2,432
[8]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.421%	1/28/2031	35	35
[8]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	670	670
[8,12]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	495	581
[8]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	3,549	3,562
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR1M + 2.000%	5.652%	10/29/2032	469	470
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.402%	11/28/2028	1,477	1,406
[8]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.660%	7/9/2032	1,756	1,753
[8]	TKO Worldwide Holdings LLC First Lien Term Loan B-5, TSFR3M + 2.000%	5.664%	11/21/2031	179	180
[8]	TransDigm Inc. First Lien Term Loan L, TSFR1M + 2.500%	6.152%	1/19/2032	15	15
[8]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.152%	2/14/2033	125	125
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	530	523
[8]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.200%	1/30/2031	225	225
Total Floating Rate Loan Interests (Cost $34,297)					33,968
Sovereign Bonds (19.2%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,460	1,488
[5]	Agence Francaise de Developpement	4.125%	2/4/2031	33,800	33,416
[5]	Arab Republic of Egypt	7.500%	1/31/2027	11,665	11,792
[5]	Arab Republic of Egypt	7.903%	2/21/2048	9,530	8,240
[5]	Arab Republic of Egypt	8.700%	3/1/2049	1,390	1,290
[5]	Argentine Republic	1.000%	7/9/2029	423	377
[5]	Argentine Republic	0.750%	7/9/2030	21,484	18,516
[5]	Argentine Republic	5.000%	1/9/2038	7,585	5,887
[5]	Argentine Republic	4.125%	7/9/2046	6,187	4,347
[5]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	5,000	5,061
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	424	423
[5]	Benin Government Bond	7.960%	2/13/2038	1,800	1,856
[5]	Benin Government Bond	8.375%	1/23/2041	1,700	1,774
[12]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	24,400	28,289
[5,9]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	8,860	8,748
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	42,687	42,223
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	32,908	32,562
[5,9]	Central American Bank for Economic Integration	3.750%	1/22/2029	29,954	29,643
[12]	City of Madrid Spain	3.360%	10/31/2035	31,900	36,495
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	533	540
[5]	Comision Federal de Electricidad	5.700%	1/24/2030	1,854	1,866
37

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corp. Andina de Fomento	4.625%	1/15/2036	37,947	37,371
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	14,039	13,913
[5]	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	8,588	8,106
[5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	3,789	3,923
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	7,616	8,061
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	10,564	10,650
[5]	Dominican Republic	5.950%	1/25/2027	38,691	38,944
[5]	Dominican Republic	6.000%	7/19/2028	243	246
[5]	Dominican Republic	5.500%	2/22/2029	43,760	43,816
[5]	Dominican Republic	4.500%	1/30/2030	12,634	12,156
[5]	Dominican Republic	7.050%	2/3/2031	5,000	5,265
[5]	Dominican Republic	4.875%	9/23/2032	1,585	1,497
	Ecopetrol SA	8.625%	1/19/2029	80	85
	Ecopetrol SA	7.750%	2/1/2032	3,183	3,261
[5,9]	Electricite de France SA	5.700%	5/23/2028	415	424
[5,9]	Electricite de France SA	4.500%	9/21/2028	815	814
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	906	916
[15]	Eskom Holdings	4.314%	7/23/2027	41,430	40,897
[5,12]	European Union	0.300%	11/4/2050	7,222	3,775
[5,12]	European Union	0.700%	7/6/2051	34,565	19,385
[5]	Federal Republic of Nigeria	8.375%	3/24/2029	1,021	1,090
[5,9]	Federal Republic of Nigeria	8.631%	1/13/2036	1,839	2,016
[5]	Federal Republic of Nigeria	8.631%	1/13/2036	873	958
	Federative Republic of Brazil	5.500%	2/4/2033	30,255	29,840
[5]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	1,700	1,752
[9,12]	Hellenic Republic	3.375%	6/16/2036	7,510	8,504
[9,12]	Hellenic Republic	4.125%	6/15/2054	11,750	13,029
[5]	Ivory Coast Government Bond	8.075%	4/1/2036	932	989
[5]	Ivory Coast Government Bond	6.750%	2/25/2041	537	496
[5,16]	Japan	0.400%	3/20/2050	621,300	1,945
[5,16]	Japan	0.700%	6/20/2051	3,400,000	11,179
[5,12]	Junta de Andalucia	3.450%	4/30/2036	17,179	19,829
[5,9]	Kingdom of Bahrain	7.100%	2/3/2038	2,471	2,415
[5]	Kingdom of Morocco	2.375%	12/15/2027	6,027	5,821
[5]	Kingdom of Morocco	5.950%	3/8/2028	25,390	25,926
[5]	Kingdom of Morocco	3.000%	12/15/2032	598	523
[5,9]	Kingdom of Saudi Arabia	5.875%	1/12/2056	20,643	19,806
[5]	Kingdom of Saudi Arabia	3.450%	2/2/2061	960	599
[9,12]	Kingdom of Spain	3.950%	10/31/2056	4,720	5,299
[5]	Korea Electric Power Corp.	5.375%	7/31/2026	1,958	1,963
[5]	Korea National Oil Corp.	4.125%	9/30/2027	1,561	1,556
	KSA Sukuk Ltd.	5.250%	6/4/2027	8,531	8,607
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	6,416	6,370
[5,17]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	958	978
[5,12,17]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	4,434	5,518
[17]	MFB Magyar Fejlesztesi Bank Zrt.	6.500%	6/29/2028	487	504
[5]	OCP SA	6.100%	4/30/2030	4,244	4,336
[5]	Oman Government Bond	4.750%	6/15/2026	22,783	22,777
[5]	Oman Government Bond	5.375%	3/8/2027	25,890	26,083
[5]	Oman Government Bond	6.750%	10/28/2027	13,404	13,826
[5]	Oman Government Bond	5.625%	1/17/2028	4,321	4,390
[5,9]	OMERS Finance Trust	4.000%	7/22/2031	10,114	10,019
[5]	Paraguay Government Bond	4.950%	4/28/2031	34,406	34,552
[5]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	1,500	1,503
[5]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,219	1,235
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	2,715	2,698
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	8,245	8,343
	Petroleos Mexicanos	6.490%	1/23/2027	3,533	3,561
	Petroleos Mexicanos	6.500%	3/13/2027	5,506	5,570
	Petroleos Mexicanos	5.350%	2/12/2028	6,340	6,326
	Petroleos Mexicanos	6.500%	1/23/2029	12,014	12,235
	Petroleos Mexicanos	8.750%	6/2/2029	40,353	43,187
	Petroleos Mexicanos	6.840%	1/23/2030	5,315	5,407
	Petroleos Mexicanos	6.375%	1/23/2045	1,040	860
	Petroleos Mexicanos	6.350%	2/12/2048	970	783
[5,9,12]	Portuguese Republic	3.625%	6/12/2054	11,576	12,623
	Province of British Columbia	4.050%	4/23/2031	55,505	55,132
[5]	QatarEnergy	3.125%	7/12/2041	15,760	11,814
[12]	Queensland Treasury Corp.	3.250%	5/21/2035	9,110	10,491
[5]	Republic of Azerbaijan	5.125%	9/1/2029	1,988	2,028
38

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,12]	Republic of Chile	0.100%	1/26/2027	146	168
[5]	Republic of Chile	2.750%	1/31/2027	6,128	6,059
[5]	Republic of Chile	2.450%	1/31/2031	5,719	5,216
[5]	Republic of Chile	4.350%	4/13/2031	269	266
[5,12]	Republic of Chile	3.875%	7/9/2031	15,000	17,787
[5]	Republic of Colombia	6.500%	1/21/2033	8,413	8,373
	Republic of Costa Rica	7.000%	4/4/2044	437	477
	Republic of Costa Rica	7.300%	11/13/2054	1,500	1,687
[5,12]	Republic of Cyprus	3.250%	1/28/2036	26,506	30,328
[5]	Republic of Ecuador	0.000%	7/31/2030	19,552	16,812
[5]	Republic of Ecuador	6.900%	7/31/2035	10,926	10,130
[5]	Republic of Ecuador	5.000%	7/31/2040	2,709	2,266
[5]	Republic of El Salvador	8.625%	2/28/2029	1,227	1,304
[5]	Republic of El Salvador	9.250%	4/17/2030	10,938	11,696
[5]	Republic of Ghana	5.000%	7/3/2029	6,646	6,510
[5]	Republic of Guatemala	4.375%	6/5/2027	4,000	3,979
[5]	Republic of Guatemala	5.250%	8/10/2029	6,914	6,958
[5]	Republic of Guatemala	4.900%	6/1/2030	17,091	17,000
[5]	Republic of Honduras	8.625%	11/27/2034	792	908
[5]	Republic of Hungary	6.125%	5/22/2028	6,011	6,188
[5]	Republic of Hungary	6.250%	9/22/2032	1,263	1,347
[12]	Republic of Hungary	4.250%	5/26/2033	3,438	4,091
[5,12]	Republic of Hungary	5.375%	9/12/2033	15,207	19,232
[5]	Republic of Hungary	6.750%	9/23/2055	8,900	9,531
[12]	Republic of Iceland	2.625%	5/27/2030	21,077	24,216
[5]	Republic of Indonesia	5.250%	1/15/2030	27,000	27,616
[12]	Republic of Indonesia	4.100%	3/4/2034	2,704	3,102
[5,9]	Republic of Kazakhstan	4.412%	10/28/2030	2,705	2,667
[5,9]	Republic of Kenya	8.700%	2/26/2039	4,306	4,058
[12]	Republic of Korea	0.000%	10/15/2026	444	515
[5,12]	Republic of Lithuania	3.625%	3/10/2036	9,266	10,669
[5]	Republic of Panama	2.252%	9/29/2032	3,386	2,863
[5]	Republic of Panama	5.227%	2/23/2034	4,680	4,671
[5]	Republic of Peru	2.783%	1/23/2031	3,001	2,760
	Republic of Peru	8.750%	11/21/2033	2,495	3,057
[9,18]	Republic of Peru	6.850%	8/12/2035	7,186	2,135
[9,18]	Republic of Peru	7.600%	8/12/2039	5,988	1,796
[18]	Republic of Peru	5.350%	8/12/2040	4,790	1,163
[5]	Republic of Poland	6.125%	4/14/2056	4,030	4,042
[5,12]	Republic of Romania	5.375%	3/22/2031	1,744	2,082
[5,12]	Republic of Romania	2.124%	7/16/2031	1,599	1,633
[5,12]	Republic of Romania	5.125%	9/24/2031	292	344
[5,12]	Republic of Romania	5.875%	7/11/2032	280	336
[5,12]	Republic of Romania	5.375%	6/7/2033	580	668
[5]	Republic of Romania	6.375%	1/30/2034	988	999
[5,9]	Republic of Romania	5.750%	7/4/2036	11,844	11,157
[5]	Republic of South Africa	4.850%	9/27/2027	4,795	4,803
[5]	Republic of South Africa	4.850%	9/30/2029	1,837	1,824
[5,19]	Republic of South Africa	6.250%	3/31/2036	237,985	11,787
[5]	Republic of Sri Lanka	3.100%	1/15/2030	580	553
[5]	Republic of Sri Lanka	3.600%	2/15/2038	768	729
[5,9]	Republic of Trinidad & Tobago	6.500%	1/28/2036	12,600	12,883
[5]	Republic of Turkiye	7.625%	4/26/2029	1,960	2,049
[5]	Republic of Turkiye	5.950%	1/15/2031	990	971
	Republic of Turkiye	6.375%	5/22/2031	1,233	1,223
[5]	Republic of Turkiye	7.125%	2/12/2032	5,449	5,559
	Republic of Turkiye	6.300%	3/14/2033	27,590	26,633
[5]	Republic of Uzbekistan International Bond	7.850%	10/12/2028	2,653	2,816
[5]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	10,112	10,170
[5,12]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	8,160	9,754
[5]	Republic of Zambia	5.750%	6/30/2033	11,249	11,087
[5]	Saudi Arabian Oil Co.	3.500%	4/16/2029	2,112	2,043
[5,9]	Saudi Arabian Oil Co.	4.375%	2/2/2031	6,929	6,799
[5,12]	Serbia International Bond	3.125%	5/15/2027	30,167	35,298
[5,12]	Serbia International Bond	1.500%	6/26/2029	1,877	2,033
[5]	Serbia International Bond	2.125%	12/1/2030	2,500	2,188
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	8,477	8,270
[12]	Slovakia Government Bond	3.750%	2/27/2040	22,160	25,130
[12]	Slovakia Government Bond	4.125%	2/19/2046	13,190	15,143
[5]	State of Israel	5.375%	3/12/2029	3,604	3,661
39

STAR Core-Plus Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	State of Israel		5.375%	2/19/2030	2,089	2,128
[5]	State of Israel		4.500%	1/13/2031	7,749	7,625
[12]	Treasury Corp. of Victoria		3.625%	9/29/2040	18,973	21,732
[5]	Ukraine Government Bond		4.000%	2/1/2032	4,117	3,156
[5]	Ukraine Government Bond		4.500%	2/1/2034	5,589	3,432
[5]	Ukraine Government Bond		0.000%	2/1/2036	688	350
[5]	United Mexican States		5.850%	7/2/2032	45,731	46,551
[5]	United Mexican States		5.375%	3/22/2033	10,058	9,891
[12]	United Mexican States		5.125%	3/19/2038	10,050	11,576
[5]	United Mexican States		3.771%	5/24/2061	279	168
[5,9]	Uzbekneftegaz JSC		8.750%	5/7/2030	21,850	23,463
Total Sovereign Bonds (Cost $1,637,300)						1,639,969
Taxable Municipal Bonds (0.7%)
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)		6.270%	2/15/2050	2,905	2,959
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)		6.263%	4/1/2049	2,650	2,740
	California GO		7.300%	10/1/2039	4,400	5,034
	California State University Systemwide Revenue		2.975%	11/1/2051	3,580	2,372
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue		6.899%	12/1/2040	5,821	6,487
	Dallas TX Area Rapid Transit Sales Tax Revenue		2.613%	12/1/2048	5,065	3,392
	Duke University NC Revenue		5.850%	4/1/2037	7,505	8,053
	Golden State Tobacco Securitization Corp. California Revenue		4.214%	6/1/2050	6,655	4,801
	New York State Dormitory Authority Revenue (Personal Income Tax)		5.628%	3/15/2039	3,255	3,322
	New York Transportation Development Corp. Lease Revenue (Nanotechnology Facilities Project)		4.248%	9/1/2035	120	119
	North Texas Tollway Authority System Revenue		6.718%	1/1/2049	2,549	2,743
	Ohio State University General Receipts Revenue		4.800%	6/1/2111	2,051	1,670
	Rutgers State University New Jersey GO		3.915%	5/1/2119	8,660	5,649
	University of California Regents Medical Center Pooled Revenue		6.548%	5/15/2048	1,705	1,783
	University of Texas Financing System Revenue		4.794%	8/15/2046	2,270	2,121
	University of Virginia Revenue		2.256%	9/1/2050	3,890	2,195
Total Taxable Municipal Bonds (Cost $56,611)						55,440
					Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[20]	Vanguard Market Liquidity Fund (Cost $54,664)		3.685%		546,694	54,664
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.1%)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	71,390	198
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.050% Annually	GSI	6/17/2026	3.050%	227,230	47
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.270% Annually	WFB	7/16/2026	3.270%	90,140	79
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.454% Annually	NGFP	10/19/2026	3.454%	93,710	288
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	45,900	1,132
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.018% Annually	NGFP	4/17/2028	4.018%	12,160	415
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.690% Annually	WFB	7/16/2026	3.690%	10,100	18
						2,177
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	45,700	401
40

STAR Core-Plus Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.454% Annually	NGFP	10/19/2026	3.454%	93,710	713
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	46,290	372
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	48,880	482
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.850% Annually	GSI	6/17/2026	3.850%	227,230	299
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	BNPSW	5/13/2026	3.500%	37,960	396
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.798% Annually	MSBNA	10/15/2026	3.798%	15,310	145
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.018% Annually	NGFP	4/17/2028	4.018%	12,160	499
					3,307
Total Options Purchased (Cost $5,356)					5,484
Total Investments (97.5%) (Cost $8,317,676)					8,311,891
41

STAR Core-Plus Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.2%)
[5,6,7]	UMBS Pool (Proceeds $105,499)	5.500%	5/1/2039–5/25/2056	(104,215)	(103,824)
Other Assets and Liabilities—Net (3.7%)					315,648
Net Assets (100%)					8,523,715
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $7,216 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $43,728 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $34,944 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $11 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $1,682,302, representing 19.7% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in British pounds.
12	Face amount denominated in euro.
13	Payment-in-kind (PIK) security which may pay interest as additional principal.
14	Face amount denominated in Australian dollars.
15	Guaranteed by the Republic of South Africa.
16	Face amount denominated in Japanese yen.
17	Guaranteed by the Republic of Hungary.
18	Face amount denominated in Peruvian sol.
19	Face amount denominated in South African rand.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
3M—3-month.
ARM—Adjustable Rate Mortgage.
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.
42

STAR Core-Plus Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	114,224	(93)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.870% Annually	WFB	7/16/2026	2.870%	90,140	(26)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.954% Annually	NGFP	10/19/2026	2.954%	140,565	(161)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.400% Annually	GSI	6/17/2026	3.400%	227,230	(168)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	38,700	(1,688)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.090% Annually	WFB	7/16/2026	4.090%	10,100	(121)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.170% Annually	NGFP	4/17/2028	4.170%	5,885	(394)
					(2,651)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.400% Annually	GSI	6/17/2026	3.400%	227,230	(1,510)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	91,400	(517)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	92,580	(509)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	48,880	(375)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.954% Annually	NGFP	10/19/2026	3.954%	140,565	(401)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	48,880	(289)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	5/13/2026	3.700%	37,960	(126)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.800% Annually	BNPSW	5/13/2026	3.800%	37,960	(54)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.873% Annually	MSBNA	4/15/2027	3.873%	11,180	(149)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.170% Annually	NGFP	4/17/2028	4.170%	5,885	(459)
					(4,389)
Total Options Written (Premiums Received $6,515)					(7,040)
BANA—Bank of America, N.A.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,530	731,151	(1,815)
5-Year U.S. Treasury Note	June 2026	3,477	374,945	(1,485)
10-Year U.S. Treasury Note	June 2026	1,172	129,616	(414)
Euro-Bund	June 2026	580	85,335	(361)
Long U.S. Treasury Bond	June 2026	1,640	185,064	(5,510)
Ultra Long U.S. Treasury Bond	June 2026	1,048	120,553	(3,268)
				(12,853)

Short Futures Contracts
10-Year Government of Canada Bond	June 2026	(351)	(30,783)	674
10-Year Japanese Government Bond	June 2026	(139)	(114,766)	2,143
43

STAR Core-Plus Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	June 2026	(800)	(108,398)	558
Euro-BTP	June 2026	(1,166)	(160,057)	1,528
Euro-Buxl	June 2026	(658)	(84,161)	2,489
Euro-OAT	June 2026	(509)	(71,251)	260
Euro-Schatz	June 2026	(953)	(118,280)	131
Long Gilt	June 2026	(134)	(15,789)	353
Ultra 10-Year U.S. Treasury Note	June 2026	(58)	(6,546)	(1)
				8,135
				(4,718)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	EUR	68,375	USD	79,328	1,088	—
State Street Bank & Trust Co.	6/17/2026	EUR	64,026	USD	74,518	784	—
Wells Fargo Bank N.A.	6/17/2026	EUR	23,793	USD	28,023	—	(40)
Wells Fargo Bank N.A.	6/17/2026	EUR	20,110	USD	23,338	314	—
State Street Bank & Trust Co.	6/17/2026	EUR	16,538	USD	19,538	—	(87)
Toronto-Dominion Bank	6/17/2026	EUR	14,662	USD	16,850	394	—
HSBC Bank plc	6/17/2026	EUR	451	USD	533	—	(3)
State Street Bank & Trust Co.	6/17/2026	GBP	13,885	USD	18,698	193	—
Toronto-Dominion Bank	6/17/2026	GBP	10,024	USD	13,435	203	—
Wells Fargo Bank N.A.	6/17/2026	GBP	9,651	USD	12,914	218	—
Royal Bank of Canada	6/17/2026	GBP	9,499	USD	12,842	83	—
Barclays Bank plc	6/17/2026	MXN	644	USD	36	1	—
State Street Bank & Trust Co.	6/17/2026	USD	11,664	AUD	16,274	—	(42)
Toronto-Dominion Bank	6/17/2026	USD	191	CAD	260	—	(2)
State Street Bank & Trust Co.	6/17/2026	USD	171	CAD	231	1	—
Wells Fargo Bank N.A.	6/17/2026	USD	93	CAD	128	—	(1)
Barclays Bank plc	6/17/2026	USD	41	CAD	56	—	—
State Street Bank & Trust Co.	6/17/2026	USD	10	CAD	14	—	—
Wells Fargo Bank N.A.	6/17/2026	USD	2	CAD	2	—	—
Toronto-Dominion Bank	6/17/2026	USD	1,213	CZK	25,570	—	(18)
Bank of America, N.A.	6/17/2026	USD	1,045	CZK	22,000	—	(15)
Toronto-Dominion Bank	6/17/2026	EUR	497	CZK	12,186	—	(2)
Barclays Bank plc	6/17/2026	USD	239	CZK	5,000	—	(2)
State Street Bank & Trust Co.	6/17/2026	USD	214,470	EUR	184,235	—	(2,209)
Wells Fargo Bank N.A.	6/17/2026	USD	188,530	EUR	162,717	—	(2,841)
Toronto-Dominion Bank	6/17/2026	USD	167,410	EUR	143,715	—	(1,612)
UBS AG	6/17/2026	USD	86,656	EUR	74,626	—	(1,112)
HSBC Bank plc	6/17/2026	USD	68,846	EUR	59,227	—	(811)
Wells Fargo Bank N.A.	6/17/2026	USD	23,489	EUR	19,850	143	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	7,208	EUR	6,184	—	(67)
Toronto-Dominion Bank	6/17/2026	USD	6,545	EUR	5,541	28	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,567	EUR	4,711	27	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	70,289	GBP	52,207	—	(746)
Wells Fargo Bank N.A.	6/17/2026	USD	29,649	GBP	21,850	—	(81)
State Street Bank & Trust Co.	6/17/2026	USD	2,794	GBP	2,068	—	(18)
Toronto-Dominion Bank	6/17/2026	USD	2,133	GBP	1,580	—	(16)
Toronto-Dominion Bank	6/17/2026	USD	110	HUF	37,663	—	(11)
44

STAR Core-Plus Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/17/2026	USD	16,969	JPY	2,665,312	—	(121)
Wells Fargo Bank N.A.	6/17/2026	USD	15,390	MXN	275,693	—	(333)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,430	PEN	11,852	61	—
Wells Fargo Bank N.A.	6/17/2026	USD	1,715	PEN	5,920	32	—
Morgan Stanley Bank, N.A.	6/17/2026	USD	1,540	PLN	5,701	—	(33)
Toronto-Dominion Bank	6/17/2026	AUD	235	PLN	607	2	—
Toronto-Dominion Bank	6/17/2026	USD	12,431	ZAR	207,310	28	—
						3,600	(10,223)

AUD—Australian dollar.
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
PEN—Peruvian sol.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Federative Republic of Brazil	6/20/2031	USD	2,240	1.000	(17)	23
Republic of Indonesia	6/20/2031	USD	15,845	1.000	78	64
Republic of Turkiye	6/20/2031	USD	50,023	1.000	(3,187)	855
						942

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	299,690	(1.000)	(6,643)	(470)
Republic of Colombia	6/20/2031	USD	9,920	(1.000)	458	(73)
United Mexican States	6/20/2031	USD	8,085	(1.000)	(52)	(78)
						(621)
						321
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
45

STAR Core-Plus Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	6,920	1.000	4	(94)	98	—
Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	4,300[2]	(1.000)	(90)	(76)	—	(14)
					(86)	(170)	98	(14)
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $668 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/9/2027	N/A	170,000[1]	3.745[2]	(3.660)[3]	42	42
4/29/2027	N/A	20,319[1]	0.000[4]	(3.455)[5]	8	8
4/30/2027	N/A	40,639[1]	0.000[4]	(3.480)[5]	6	6
4/30/2027	N/A	20,319[1]	0.000[4]	(3.535)[5]	(8)	(8)
5/5/2027	5/5/2026[6]	30,479[1]	0.000[4]	(3.425)[5]	—	—
5/5/2027	5/5/2026[6]	20,319[1]	0.000[4]	(3.424)[5]	—	—
6/19/2027	N/A	15,792,220[7]	0.727[8]	(0.880)[2]	4	4
3/15/2028	7/6/2026[6]	264,600[1]	0.000[3]	(3.157)[2]	2,404	2,343
3/15/2028	7/6/2026[6]	53,500[1]	3.598[2]	(0.000)[3]	(103)	(103)
3/15/2028	7/6/2026[6]	25,500[1]	3.724[2]	(0.000)[3]	—	—
4/9/2028	N/A	90,000[1]	3.660[3]	(3.678)[2]	72	72
1/2/2029	N/A	113,672[9]	12.804[5]	(14.500)[10]	(634)	(634)
6/20/2029	6/17/2026[6]	98,240[11]	2.542[12]	(0.000)[13]	(835)	(896)
1/2/2030	N/A	43,960[9]	14.500[10]	(13.695)[5]	(32)	(32)
8/31/2030	7/6/2026[6]	115,165[1]	0.000[3]	(3.252)[2]	1,940	1,994
8/31/2030	7/6/2026[6]	22,400[1]	0.000[3]	(3.574)[2]	102	102
9/18/2030	N/A	1,000,000[14]	3.589[2]	(3.590)[15]	(616)	(598)
4/10/2031	N/A	3,865[1]	3.660[3]	(3.617)[2]	17	17
4/10/2031	N/A	3,865[1]	3.669[2]	(3.660)[3]	(8)	(8)
4/24/2031	N/A	115,520[16]	6.767[17]	(7.508)[18]	39	39
4/28/2031	N/A	35,850[19]	3.900[20]	(4.425)[2]	52	52
4/29/2031	N/A	209,650[16]	6.775[17]	(7.705)[18]	(30)	(30)
5/15/2031	5/15/2026[6]	5,570[1]	3.624[2]	(0.000)[3]	(24)	(24)
6/18/2031	6/17/2026[6]	38,772[21]	2.274[2]	(0.000)[22]	(777)	(768)
4/2/2032	4/2/2027[6]	21,350[1]	3.650[2]	(0.000)[3]	(113)	(113)
5/21/2033	5/21/2026[6]	6,959[1]	3.715[2]	(0.000)[3]	(41)	(66)
9/19/2035	N/A	68,920[19]	3.820[20]	(4.400)[2]	57	66
11/15/2035	6/30/2026[6]	21,910[1]	0.000[3]	(3.572)[2]	606	600
11/15/2035	6/30/2026[6]	11,100[1]	0.000[3]	(3.682)[2]	211	211
11/15/2035	6/30/2026[6]	11,000[1]	0.000[3]	(3.837)[2]	76	76
11/15/2035	6/30/2026[6]	10,900[1]	0.000[3]	(3.833)[2]	78	78
46

STAR Core-Plus Bond Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/15/2035	6/30/2026[6]	5,500[1]	0.000[3]	(3.926)[2]	—	—
3/19/2036	3/19/2031[6]	11,757,969[23]	7.085[2]	(0.000)[24]	1,978	1,964
3/19/2036	3/19/2031[6]	2,019,846[23]	7.050[2]	(0.000)[24]	332	332
4/2/2037	4/2/2027[6]	11,790[1]	0.000[3]	(3.924)[2]	85	84
10/18/2040	10/18/2030[6]	18,400[1]	0.000[3]	(4.100)[2]	349	349
1/22/2041	1/22/2031[6]	3,240[1]	4.517[2]	(0.000)[3]	26	26
10/18/2045	10/18/2035[6]	20,400[1]	4.358[2]	(0.000)[3]	(345)	(345)
1/22/2046	1/22/2036[6]	3,990[1]	0.000[3]	(4.781)[2]	(24)	(24)
4/21/2046	4/21/2031[6]	8,381[1]	0.000[3]	(4.460)[2]	18	44
4/23/2056	4/23/2046[6]	16,761[1]	4.109[2]	(0.000)[3]	11	1
					4,923	4,861
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
5 Interest payment received/(paid) at maturity.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Japanese yen.
8 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Brazilian real.
10 Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/(paid) semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
14 Notional amount denominated in Czech koruna.
15 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
16 Notional amount denominated in South African rand.
17 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
18 Interest payment received/(paid) quarterly.
19 Notional amount denominated in Polish zloty.
20 Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
21 Notional amount denominated in euro.
22 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
23 Notional amount denominated in Hungarian forint.
24 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
See accompanying Notes, which are an integral part of the Financial Statements.
47

STAR Core-Plus Bond Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,263,012)	8,257,227
Affiliated Issuers (Cost $54,664)	54,664
Total Investments in Securities	8,311,891
Investment in Vanguard	203
Cash	1,999
Foreign Currency, at Value (Cost $12,337)	12,479
Receivables for Investment Securities Sold	1,055,504
Receivables for Accrued Income	76,208
Unrealized Appreciation—Forward Currency Contracts	3,600
Unrealized Appreciation—Over-the-Counter Swap Contracts	98
Total Assets	9,461,982
Liabilities
Liability for Sale Commitments, at Value (Proceeds $105,499)	103,824
Payables for Investment Securities Purchased	815,910
Payables to Vanguard	704
Options Written, at Value (Premiums Received $6,515)	7,040
Swap Premiums Received	170
Variation Margin Payable—Futures Contracts	168
Variation Margin Payable—Centrally Cleared Swap Contracts	214
Unrealized Depreciation—Forward Currency Contracts	10,223
Unrealized Depreciation—Over-the-Counter Swap Contracts	14
Total Liabilities	938,267
Net Assets	8,523,715
At April 30, 2026, net assets consisted of:

Paid-in Capital	8,482,844
Total Distributable Earnings (Loss)	40,871
Net Assets	8,523,715
Net Assets
Applicable to 848,238,749 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,523,715
Net Asset Value Per Share	$10.05
See accompanying Notes, which are an integral part of the Financial Statements.
48

STAR Core-Plus Bond Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Interest[1]	209,295
Total Income	209,295
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,265
Management and Administrative	6,971
Marketing and Distribution	71
Custodian Fees	122
Shareholders’ Reports	52
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	8,498
Net Investment Income	200,797
Realized Net Gain (Loss)
Investment Securities Sold[1]	28,962
Futures Contracts	(11,069)
Options Purchased	(4,748)
Options Written	2,512
Swap Contracts	(1,706)
Forward Currency Contracts	18,884
Foreign Currencies	88
Realized Net Gain (Loss)	32,923
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(138,861)
Futures Contracts	3,921
Options Purchased	1,962
Options Written	(1,676)
Swap Contracts	5,297
Forward Currency Contracts	(26,187)
Foreign Currencies	502
Change in Unrealized Appreciation (Depreciation)	(155,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,678
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,516, ($34), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
49

STAR Core-Plus Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	March 12, 2025[1] to October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	200,797	250,293
Realized Net Gain (Loss)	32,923	24,624
Change in Unrealized Appreciation (Depreciation)	(155,042)	144,608
Net Increase (Decrease) in Net Assets Resulting from Operations	78,678	419,525
Distributions
Total Distributions	(206,311)	(250,109)
Capital Share Transactions
Issued	3,084	8,685,748
Issued in Lieu of Cash Distributions	206,311	250,109
Redeemed	(79,437)	(583,883)
Net Increase (Decrease) from Capital Share Transactions	129,958	8,351,974
Total Increase (Decrease)	2,325	8,521,390
Net Assets
Beginning of Period	8,521,390	—
End of Period	8,523,715	8,521,390
1	Inception.
See accompanying Notes, which are an integral part of the Financial Statements.
50

STAR Core-Plus Bond Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	March 12, 2025[1] to October 31, 2025

Net Asset Value, Beginning of Period	$10.20	$10.00
Investment Operations
Net Investment Income[2]	.238	.306
Net Realized and Unrealized Gain (Loss) on Investments	(.143)	.200
Total from Investment Operations	.095	.506
Distributions
Dividends from Net Investment Income	(.201)	(.306)
Distributions from Realized Capital Gains	(.044)	—
Total Distributions	(.245)	(.306)
Net Asset Value, End of Period	$10.05	$10.20
Total Return	0.94%	5.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,524	$8,521
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	4.73%	4.76%[3]
Portfolio Turnover Rate[4]	179%	327%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Includes 17% and 49% respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
51

STAR Core-Plus Bond Fund
Notes to Financial Statements
Vanguard STAR Core-Plus Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund is wholly owned by the Vanguard STAR Fund and is dedicated to investment by Vanguard STAR Fund but may, pursuant to limited exceptions, permit investment by other Vanguard products.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2026, counterparties had deposited in segregated accounts securities with a value of $1,626,000 and cash of $50,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
52

STAR Core-Plus Bond Fund
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2026, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.  The fund had no open options contracts on futures and foreign currency at April 30, 2026.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2026, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange,
53

STAR Core-Plus Bond Fund
monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 22% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 16% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap
54

STAR Core-Plus Bond Fund
contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2026, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 1% and 6% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 18% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
				Amounts Not Offset in the Statement of Assets and Liabilities
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Collateral Pledged[2] ($000)	Collateral Received[2] ($000)	Net Exposure[3] (Not Less Than $0) ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	296	(108)	188	—	—	188
Barclays Bank plc	1	(2)	(1)	—	—	—
BNP Paribas	396	(180)	216	—	—	216
Goldman Sachs International	346	(1,678)	(1,332)	—	—	—
HSBC Bank plc	—	(814)	(814)	564	—	—
JPMorgan Chase Bank, N.A.	2,059	(2,115)	(56)	—	668	—
Morgan Stanley Bank, N.A.	145	(196)	(51)	532	—	—
Normura Global Financial Products Inc.	3,047	(3,103)	(56)	—	—	—
Royal Bank of Canada	83	—	83	—	—	83
State Street Bank & Trust Co.	978	(2,356)	(1,378)	1,353	—	—
Toronto-Dominion Bank	655	(1,661)	(1,006)	965	—	—
UBS AG	—	(1,112)	(1,112)	1,634	—	—
Wells Fargo Bank N.A.	1,176	(3,952)	(2,776)	2,168	—	—
Centrally Cleared Swaps Contracts	—	(214)	(214)	43,728	—	—
Exchange-Traded Futures Contracts	—	(168)	(168)	34,944	—	—
Total	9,182	(17,659)	(8,477)	85,888	668	487
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
11. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
55

STAR Core-Plus Bond Fund
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Paid-in-kind interest included in income, if any, is recorded at the fair value of the securities received. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $203,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
56

STAR Core-Plus Bond Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,653,183	—	2,653,183
Asset-Backed/Commercial Mortgage-Backed Securities	—	959,472	26,465	985,937
Corporate Bonds	—	2,882,443	803	2,883,246
Floating Rate Loan Interests	—	33,968	—	33,968
Sovereign Bonds	—	1,639,969	—	1,639,969
Taxable Municipal Bonds	—	55,440	—	55,440
Temporary Cash Investments	54,664	—	—	54,664
Options Purchased	—	5,484	—	5,484
Total	54,664	8,229,959	27,268	8,311,891
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(103,824)	—	(103,824)

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,136	—	—	8,136
Forward Currency Contracts	—	3,600	—	3,600
Swap Contracts[1]	—	9,550	—	9,550
Total	8,136	13,150	—	21,286
Liabilities
Options Written	—	(7,040)	—	(7,040)
Futures Contracts[1]	(12,854)	—	—	(12,854)
Forward Currency Contracts	—	(10,223)	—	(10,223)
Swap Contracts[1]	—	(4,284)	—	(4,284)
Total	(12,854)	(21,547)	—	(34,401)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	5,484	—	—	5,484
Unrealized Appreciation—Futures Contracts[1]	8,136	—	—	8,136
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	8,510	—	942	9,452
Unrealized Appreciation—Forward Currency Contracts	—	3,600	—	3,600
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	98	98
Total Assets	22,130	3,600	1,040	26,770

Options Written, at Value	(7,040)	—	—	(7,040)
Swap Premiums Received	—	—	(170)	(170)
Unrealized Depreciation—Futures Contracts[1]	(12,854)	—	—	(12,854)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(3,649)	—	(621)	(4,270)
Unrealized Depreciation—Forward Currency Contracts	—	(10,223)	—	(10,223)
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	(14)	(14)
Total Liabilities	(23,543)	(10,223)	(805)	(34,571)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
57

STAR Core-Plus Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(11,069)	—	—	(11,069)
Options Purchased	(4,420)	(328)	—	(4,748)
Options Written	2,319	193	—	2,512
Swap Contracts	(1,870)	—	164	(1,706)
Forward Currency Contracts	—	18,884	—	18,884
Realized Net Gain (Loss) on Derivatives	(15,040)	18,749	164	3,873

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,921	—	—	3,921
Options Purchased	1,879	83	—	1,962
Options Written	(1,493)	(183)	—	(1,676)
Swap Contracts	4,675	—	622	5,297
Forward Currency Contracts	—	(26,187)	—	(26,187)
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,982	(26,287)	622	(16,683)
F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,212,675
Gross Unrealized Appreciation	82,264
Gross Unrealized Depreciation	(100,157)
Net Unrealized Appreciation (Depreciation)	(17,893)
G.  During the six months ended April 30, 2026, the fund purchased $3,969,062,000 of investment securities and sold $3,225,587,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $10,760,789,000 and $11,474,738,000, respectively.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	March 12, 2025[1] October 31, 2025
	Shares (000)	Shares (000)
Issued	303	868,681
Issued in Lieu of Cash Distributions	20,390	24,827
Redeemed	(7,933)	(58,029)
Net Increase (Decrease) in Shares Outstanding	12,760	835,479
1	Inception.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
58

STAR Core-Plus Bond Fund
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q562 062026
59

Financial Statements
For the six-months ended April 30, 2026
Vanguard Total International Stock Index Fund

Contents
Financial Statements	1

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (4.3%)
	Commonwealth Bank of Australia	24,456,740	3,080,490
	BHP Group Ltd. (XASX)	44,664,116	1,767,776
	Westpac Banking Corp.	50,031,622	1,399,718
	National Australia Bank Ltd.	44,739,576	1,294,214
	ANZ Group Holdings Ltd.	44,084,649	1,170,955
	BHP Group Ltd.	27,076,249	1,074,616
	Wesfarmers Ltd.	16,501,029	876,574
	Macquarie Group Ltd.	5,007,047	860,172
	Woodside Energy Group Ltd.	27,701,857	662,286
	Rio Tinto Ltd.	5,401,610	661,641
	CSL Ltd.	7,075,553	638,644
	Goodman Group	29,018,592	628,709
	Transurban Group	45,301,979	459,125
	Woolworths Group Ltd.	17,780,826	441,507
	QBE Insurance Group Ltd.	22,112,403	358,174
	Fortescue Ltd.	23,170,015	333,951
	Brambles Ltd.	19,771,636	323,641
	Coles Group Ltd.	19,512,436	310,989
	Northern Star Resources Ltd.	20,193,340	309,528
	Aristocrat Leisure Ltd.	7,999,688	275,233
	Santos Ltd.	47,438,541	273,312
	Evolution Mining Ltd.	29,358,610	259,564
	Telstra Group Ltd.	57,618,972	221,287
	Origin Energy Ltd.	25,064,224	219,164
	Scentre Group	76,569,222	205,756
*	PLS Group Ltd.	45,376,535	201,899
	Suncorp Group Ltd.	15,811,159	196,760
	South32 Ltd.	65,585,902	194,367
*	Lynas Rare Earths Ltd.	13,074,304	185,474
	Insurance Australia Group Ltd.	33,089,416	179,944
*	James Hardie Industries plc	8,241,518	175,833
	Computershare Ltd.	7,691,967	168,986
	Washington H Soul Pattinson & Co. Ltd.	4,961,238	151,288
	Sigma Healthcare Ltd.	74,683,728	150,988
	BlueScope Steel Ltd.	6,390,019	138,912
	Medibank Pvt Ltd.	40,337,311	137,160
*,1	Xero Ltd.	2,330,961	136,893
	APA Group	18,097,065	135,189
	Lottery Corp. Ltd.	32,089,724	128,459
	ASX Ltd.	2,842,699	124,555
*	Mineral Resources Ltd.	2,451,689	115,402
*,1	NEXTDC Ltd.	11,045,705	114,654
	ALS Ltd.	7,314,331	114,212
	Orica Ltd.	6,918,841	105,530
	Stockland	35,201,171	103,234
	Vicinity Ltd.	56,708,267	103,122
	Charter Hall Group	6,957,214	102,452
	GPT Group	28,491,557	98,263
	Sonic Healthcare Ltd.	6,828,158	97,702
	CAR Group Ltd.	5,250,657	96,858
*	Light & Wonder Inc.	1,150,179	96,390
	Qube Holdings Ltd.	25,344,737	92,283
	JB Hi-Fi Ltd.	1,602,816	89,512
	Ampol Ltd.	3,528,031	89,332
	Technology One Ltd.	4,326,745	89,155
[1]	REA Group Ltd.	694,420	85,973
	WiseTech Global Ltd.	2,729,348	85,962
*	Sandfire Resources Ltd.	6,770,525	81,799
	SGH Ltd.	2,830,789	80,176
	Perseus Mining Ltd.	19,832,221	79,481

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Pro Medicus Ltd.	778,608	76,419
	Aurizon Holdings Ltd.	25,252,154	76,287
	Ramsay Health Care Ltd.	2,686,676	75,998
	Mirvac Group	58,347,827	72,086
*	Greatland Resources Ltd.	7,342,983	71,860
	Dexus	15,646,208	70,582
	HUB24 Ltd.	1,148,749	70,294
	Whitehaven Coal Ltd.	11,407,952	69,710
	Ramelius Resources Ltd.	27,409,755	68,030
	Qantas Airways Ltd.	10,972,572	67,091
*	Genesis Minerals Ltd.	15,450,796	66,576
	Cochlear Ltd.	955,036	64,982
	Bendigo & Adelaide Bank Ltd.	8,402,647	64,953
	AGL Energy Ltd.	8,746,591	60,605
	Worley Ltd.	7,048,606	60,380
	Dyno Nobel Ltd.	24,466,642	58,096
	Regis Resources Ltd.	10,819,531	55,478
*	IGO Ltd.	9,834,816	54,114
[1]	Endeavour Group Ltd.	21,819,997	52,826
*	Paladin Energy Ltd.	6,149,997	52,432
	Westgold Resources Ltd.	13,159,898	52,260
	Downer EDI Ltd.	9,713,661	52,196
	Cleanaway Waste Management Ltd.	32,508,748	52,153
	SEEK Ltd.	5,014,344	50,337
	Vault Minerals Ltd.	14,968,495	49,939
	Atlas Arteria Ltd.	14,371,545	49,800
*	Liontown Ltd.	27,682,322	48,469
	Capricorn Metals Ltd.	5,790,647	48,012
	Steadfast Group Ltd.	15,260,318	46,938
	Bank of Queensland Ltd.	9,412,551	45,694
	Challenger Ltd.	7,330,785	45,628
	Codan Ltd.	1,483,175	44,946
	Ventia Services Group Pty Ltd.	11,673,913	44,941
	Eagers Automotive Ltd.	2,491,940	43,499
*,1	Telix Pharmaceuticals Ltd.	3,682,098	40,498
	Ansell Ltd.	2,090,205	40,097
	AMP Ltd.	36,619,527	38,877
[1]	Reece Ltd.	3,748,340	37,368
	Iluka Resources Ltd.	6,232,149	37,078
[2]	National Storage REIT	18,073,299	36,200
	AUB Group Ltd.	1,881,354	35,038
	Sims Ltd.	2,316,523	35,010
[1]	Treasury Wine Estates Ltd.	11,028,441	34,663
	nib holdings Ltd.	6,971,134	33,666
*,1	Zip Co. Ltd.	18,378,230	33,138
[1]	Breville Group Ltd.	1,461,476	31,955
*,1	DroneShield Ltd.	12,085,745	31,505
	Metcash Ltd.	15,639,108	30,796
*	Emerald Resources NL	7,252,770	30,610
	Yancoal Australia Ltd.	5,537,720	30,470
	Netwealth Group Ltd.	1,747,440	30,011
[3]	Viva Energy Group Ltd.	15,861,277	28,201
[1]	New Hope Corp. Ltd.	7,051,758	27,956
	NRW Holdings Ltd.	6,228,500	27,771
	Region Group	16,498,010	27,588
	Monadelphous Group Ltd.	1,356,050	27,542
	Tabcorp Holdings Ltd.	33,093,161	27,200
	Reliance Worldwide Corp. Ltd.	11,130,659	26,396
*	Resolute Mining Ltd.	30,289,601	25,920
	Pinnacle Investment Management Group Ltd.	2,371,213	25,894
	Charter Hall Long Wale REIT	9,743,444	24,744
	Harvey Norman Holdings Ltd.	7,423,629	24,263
	Lendlease Corp. Ltd.	9,909,272	24,170
	HomeCo Daily Needs REIT	24,977,586	22,974
	Charter Hall Retail REIT	8,069,405	22,896
*	Bellevue Gold Ltd.	20,896,012	22,719
	BWP Property Group Ltd.	7,949,723	22,504
*,1	Elevra Lithium Ltd.	2,181,735	21,708
	TPG Telecom Ltd.	7,090,089	21,444
*	Nickel Industries Ltd.	28,238,872	21,417

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Mesoblast Ltd.	13,660,248	21,353
	Imdex Ltd.	7,114,741	20,929
	Perpetual Ltd.	1,644,155	19,871
*,1	4DMedical Ltd.	6,637,397	19,650
	Centuria Industrial REIT	8,929,397	19,364
	Champion Iron Ltd.	5,590,741	19,314
	Super Retail Group Ltd.	2,242,747	19,284
*	Predictive Discovery Ltd.	28,497,262	19,192
*	Ora Banda Mining Ltd.	19,483,189	19,048
[1]	Flight Centre Travel Group Ltd.	2,498,255	18,616
	Beach Energy Ltd.	21,540,270	18,297
	Deterra Royalties Ltd.	6,052,896	18,231
	Magellan Financial Group Ltd.	2,381,218	17,655
*	PEXA Group Ltd.	1,941,959	17,645
*	Tuas Ltd.	4,071,428	17,518
*	Deep Yellow Ltd.	12,995,531	17,409
*	Megaport Ltd.	2,563,531	17,362
*	Superloop Ltd.	6,937,749	16,944
	Ingenia Communities Group	5,777,087	16,743
	SRG Global Ltd.	7,994,542	16,699
	Karoon Energy Ltd.	10,415,400	16,419
	Orora Ltd.	17,149,167	16,373
	Waypoint REIT Ltd.	9,166,995	16,359
	Perenti Ltd.	12,059,481	16,322
	Kingsgate Consolidated Ltd.	3,530,028	16,105
*	Alkane Resources Ltd.	14,408,671	15,966
*	Judo Capital Holdings Ltd.	15,146,002	15,745
*	Electro Optic Systems Holdings Ltd.	2,376,831	15,741
	Elders Ltd.	2,993,417	15,514
	Lovisa Holdings Ltd.	895,226	15,498
*	FireFly Metals Ltd.	10,706,536	15,457
	Bega Cheese Ltd.	3,834,731	15,333
*	Austal Ltd.	4,987,337	15,039
	EVT Ltd.	1,689,054	14,771
	ARB Corp. Ltd.	1,086,233	14,689
	Helia Group Ltd.	3,758,990	14,628
*,1	Arafura Rare Earths Ltd.	55,243,536	14,560
*	Develop Global Ltd.	3,736,053	14,518
*,1	Neuren Pharmaceuticals Ltd.	1,556,481	14,153
*,1	Vulcan Energy Resources Ltd.	4,868,230	13,862
[1]	Generation Development Group Ltd.	4,849,757	13,839
	GrainCorp Ltd. Class A	3,105,778	13,806
*	Silex Systems Ltd.	3,313,841	13,687
[1]	GQG Partners Inc.	11,360,617	13,467
	Arena REIT	5,519,957	13,228
*,1,2	Corporate Travel Management Ltd.	1,748,704	13,150
	IRESS Ltd.	2,648,539	13,038
*	Catalyst Metals Ltd.	3,343,512	12,818
	Aussie Broadband Ltd.	3,282,657	12,700
	Nine Entertainment Co. Holdings Ltd.	18,334,476	12,687
*	Pantoro Gold Ltd.	5,283,543	12,632
	Data#3 Ltd.	2,128,035	12,513
	Regis Healthcare Ltd.	2,599,578	12,413
	Centuria Capital Group	9,898,867	12,179
	Nick Scali Ltd.	1,106,630	12,062
*,1	IperionX Ltd.	3,929,338	11,986
	Premier Investments Ltd.	1,329,920	11,946
	SmartGroup Corp. Ltd.	1,804,515	11,769
	Service Stream Ltd.	8,118,569	11,446
*	Metals X Ltd.	11,145,886	11,281
[1]	Domino's Pizza Enterprises Ltd.	917,319	11,001
[1]	DigiCo Infrastructure REIT	6,049,198	10,591
[1]	Guzman y Gomez Ltd.	790,275	10,555
	Aspen Group Ltd.	2,948,843	10,269
*,1	Macquarie Technology Group Ltd.	198,098	10,041
*	WEB Travel Group Ltd.	4,869,144	9,414
[1]	McMillan Shakespeare Ltd.	810,270	9,266
	Charter Hall Social Infrastructure REIT	4,919,281	9,238
	Collins Foods Ltd.	1,556,143	9,231
	Hansen Technologies Ltd.	2,530,150	9,201

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Nanosonics Ltd.	3,652,011	9,155
[1]	IDP Education Ltd.	3,748,331	9,007
*,1	Clarity Pharmaceuticals Ltd.	4,223,773	8,840
	Dicker Data Ltd.	1,365,007	8,777
[1]	IPH Ltd.	3,334,098	8,764
	Amotiv Ltd.	1,878,167	8,736
*,1	Weebit Nano Ltd.	2,753,395	8,598
	Ridley Corp. Ltd.	4,227,080	8,515
*,1	Core Lithium Ltd.	35,878,943	8,468
*,1	Catapult Sports Ltd.	3,521,247	8,406
*	Nufarm Ltd.	4,732,722	8,400
*	Gemlife Communities Group	2,459,363	8,254
[1]	L1 Group Ltd.	10,099,067	8,189
*	SiteMinder Ltd.	3,623,850	8,125
	MyState Ltd.	2,359,193	7,844
*	St. Barbara Ltd.	17,126,884	7,716
[1]	PWR Holdings Ltd.	1,226,373	7,714
	Stanmore Resources Ltd.	4,542,142	7,705
[1]	Rural Funds Trust	5,206,845	7,631
	Dexus Industria REIT	4,209,211	7,524
	Integral Diagnostics Ltd.	4,649,730	7,480
[1]	HMC Capital Ltd.	4,097,893	7,428
	Credit Corp. Group Ltd.	947,737	7,392
	Kelsian Group Ltd.	2,620,589	7,255
*	WA1 Resources Ltd.	675,962	7,241
[1]	Inghams Group Ltd.	5,270,215	7,193
[1]	Supply Network Ltd.	309,466	7,132
[1]	Maas Group Holdings Ltd.	2,166,311	6,923
	MA Financial Group Ltd.	1,329,772	6,746
*,1,2	Opthea Ltd.	17,087,293	6,643
	Cromwell Property Group	22,702,585	6,564
	Bravura Solutions Ltd.	4,214,349	6,512
*,1	PolyNovo Ltd.	8,913,384	6,502
*	Temple & Webster Group Ltd.	1,534,526	6,386
	oOh!media Ltd.	7,475,434	6,312
	Abacus Storage King	6,065,273	6,233
*,1	Alpha HPA Ltd.	13,185,322	6,045
	Redox Ltd.	2,529,146	6,000
	Growthpoint Properties Australia Ltd.	3,767,093	5,962
*,1	Wildcat Resources Ltd.	13,745,777	5,917
*,1	Boss Energy Ltd.	5,751,901	5,855
	Navigator Global Investments Ltd.	3,229,802	5,802
*,1	Select Harvests Ltd.	2,033,648	5,622
*,1	Chalice Mining Ltd.	4,841,183	5,430
[1]	Regal Partners Ltd.	3,185,781	5,333
	EQT Holdings Ltd.	375,353	5,295
*	Amplitude Energy Ltd.	4,058,320	5,119
*	Virgin Australia Holdings Ltd.	3,225,484	5,071
	Cedar Woods Properties Ltd.	896,502	4,831
*,1	Lifestyle Communities Ltd.	1,412,209	4,825
	FleetPartners Group Ltd.	2,831,363	4,812
*,1	Fineos Corp. Ltd.	2,331,330	4,778
	Abacus Group	6,091,135	4,486
[1]	Centuria Office REIT	6,566,133	4,411
	GWA Group Ltd.	3,050,743	4,403
*	Oceania Healthcare Ltd.	9,596,192	4,237
*,1	Omni Bridgeway Ltd.	3,430,983	4,066
[1]	Jumbo Interactive Ltd.	755,869	4,043
*	Aurelia Metals Ltd.	18,540,354	3,954
[1]	Clinuvel Pharmaceuticals Ltd.	589,619	3,914
	Australian Finance Group Ltd.	2,690,537	3,883
	Australian Ethical Investment Ltd.	1,316,271	3,853
[1]	Australian Clinical Labs Ltd.	2,700,076	3,704
[1]	Vulcan Steel Ltd.	980,037	3,651
*,1	Tyro Payments Ltd.	6,769,387	3,586
[1]	Myer Holdings Ltd.	17,809,658	3,347
*	Nuix Ltd.	3,029,583	3,337
[1]	Healius Ltd.	8,863,728	3,238
*	Emeco Holdings Ltd.	3,938,462	3,221
[1]	Bapcor Ltd.	7,801,488	3,195

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GDI Property Group Partnership	6,717,174	2,923
[1]	Praemium Ltd.	5,899,743	2,908
*,1	HealthCo REIT	6,055,631	2,897
[1]	Kogan.com Ltd.	1,083,667	2,893
*,1	BrainChip Holdings Ltd.	24,773,915	2,807
*,1	ioneer Ltd.	29,777,170	2,797
*,1	Strike Energy Ltd.	34,790,225	2,764
*,1	Star Entertainment Group Ltd.	31,891,309	2,541
	Solvar Ltd.	2,178,324	2,491
[1]	Accent Group Ltd.	5,449,524	2,428
*	29Metals Ltd.	12,623,548	2,238
*,2	AVZ Minerals Ltd.	30,957,657	2,229
*,1	Mayne Pharma Group Ltd.	1,041,102	2,137
	Humm Group Ltd.	4,397,881	2,032
*	Australian Agricultural Co. Ltd.	2,079,048	1,963
*,1	Audinate Group Ltd.	1,023,976	1,892
*,1	Novonix Ltd.	10,226,807	1,881
*,1	Baby Bunting Group Ltd.	1,778,262	1,854
*	Coast Entertainment Holdings Ltd.	5,437,328	1,739
*,1	Syrah Resources Ltd.	20,429,917	1,705
	Webjet Group Ltd.	3,842,790	1,465
*,1	EML Payments Ltd.	4,640,768	1,412
[1]	G8 Education Ltd.	9,511,315	1,173
*,2	Firefinch Ltd.	14,620,770	212
	Sims Ltd. ADR	57	1
[2]	Leo Lithium Ltd.	12,697,269	—
*,1,2	ESG Minerals Ltd.	747,574	—
			26,991,671
Austria (0.2%)
	Erste Group Bank AG	4,112,285	454,392
[3]	BAWAG Group AG	1,130,422	193,586
[1]	OMV AG	2,083,504	147,075
	Raiffeisen Bank International AG	1,861,067	101,513
	voestalpine AG	1,748,037	90,379
	ANDRITZ AG	950,790	80,789
[1]	Verbund AG	966,851	72,952
[1]	Wienerberger AG	1,573,347	45,618
*	AT&S Austria Technologie & Systemtechnik AG	366,217	40,567
	Vienna Insurance Group AG Wiener Versicherung Gruppe	513,266	38,647
	UNIQA Insurance Group AG	1,618,649	31,059
	Strabag SE	294,198	31,048
	DO & CO AG	110,665	22,568
	EVN AG	519,273	17,644
[1]	Oesterreichische Post AG	460,062	17,318
[1]	CA Immobilien Anlagen AG	450,659	14,441
	Telekom Austria AG Class A	1,101,434	12,521
	Porr AG	267,585	12,271
[1]	Mayr Melnhof Karton AG	97,810	9,183
*,1	CPI Europe AG	464,051	8,501
	Palfinger AG	201,734	8,301
*,1	Lenzing AG	269,718	7,382
[1]	SBO AG	153,124	6,646
*,1	BAJAJ Mobility AG	116,609	2,418
[1]	Agrana Beteiligungs AG	164,285	2,301
			1,469,120
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,935,289	1,052,973
*	Argenx SE	905,171	709,860
*	UCB SA	1,749,931	476,491
	KBC Group NV	3,312,019	440,823
	Ageas SA/NV	2,678,740	209,919
*	Elia Group SA/NV Class B	648,635	107,570
	Groupe Bruxelles Lambert NV	1,135,013	106,029
	Ackermans & van Haaren NV	317,609	104,752
[1]	Aedifica SA	1,225,639	103,323
	Warehouses De Pauw CVA	2,721,789	71,540
	Lotus Bakeries NV	5,891	70,918
	Syensqo SA	1,029,880	68,321
*	Umicore SA	3,318,101	67,110

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Financiere de Tubize SA	281,863	64,908
	D'ieteren Group	298,158	61,612
	Sofina SA	223,383	57,197
	KBC Ancora	550,214	50,225
	Azelis Group NV	3,198,803	42,383
	Solvay SA	1,049,017	34,254
	Montea NV	304,315	25,145
	Fagron	879,414	24,808
	Melexis NV	291,519	24,533
	Bekaert SA	452,848	22,362
	Deme Group NV	96,156	21,942
	VGP NV	193,951	19,912
	Gimv NV	343,129	19,335
	CMB Tech NV	1,398,336	19,089
*	Xior Student Housing NV	551,301	17,872
	Colruyt Group NV	393,051	15,150
	Shurgard Self Storage Ltd.	468,130	14,400
	Retail Estates NV	173,924	13,867
	Proximus SADP	1,802,834	13,751
	Cofinimmo SA	114,035	11,247
	Barco NV	827,802	9,266
[1]	Tessenderlo Group SA	281,028	7,051
	Kinepolis Group NV	187,391	6,735
*	Vastned NV	129,709	4,611
*	bpost SA	1,367,332	2,914
			4,194,198
Brazil (0.9%)
	Vale SA	52,532,809	861,225
	Petroleo Brasileiro SA - Petrobras	54,390,355	601,152
	B3 SA - Brasil Bolsa Balcao	77,034,873	280,492
	Banco BTG Pactual SA	17,951,340	215,120
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,814,535	206,289
	Axia Energia SA	16,402,023	205,530
	WEG SA	21,763,142	197,160
	Ambev SA	63,516,478	186,119
*	PRIO SA	11,838,692	158,772
	Embraer SA	8,579,910	133,486
	Equatorial SA	15,437,424	131,934
	Localiza Rent a Car SA	13,057,602	121,062
	Banco do Brasil SA	25,006,496	112,160
	Vibra Energia SA	16,532,670	111,179
[3]	Rede D'Or Sao Luiz SA	14,016,405	108,609
	Suzano SA	9,850,704	87,212
	Raia Drogasil SA	19,247,341	85,279
	Cia Paranaense de Energia - Copel	25,568,448	82,099
	Telefonica Brasil SA	9,802,640	77,700
*	Eneva SA	13,493,852	73,794
	Banco Bradesco SA	21,226,242	71,671
	Itau Unibanco Holding SA	7,296,219	64,169
	BB Seguridade Participacoes SA	9,370,160	64,110
	Ultrapar Participacoes SA	10,471,235	63,312
	Energisa SA	5,935,388	63,312
	Motiva Infraestrutura de Mobilidade SA	17,445,427	56,369
	Rumo SA	17,689,133	56,192
	TIM SA	10,546,300	54,842
	TOTVS SA	7,756,055	49,903
	Klabin SA	12,783,221	45,125
	Lojas Renner SA	14,587,250	40,064
	Banco Santander Brasil SA	5,875,107	34,455
	XP MALLS FDO INV IMOB FII	1,494,145	33,571
	Kinea Rendimentos Imobiliarios FII	1,518,658	32,690
	Caixa Seguridade Participacoes SA	8,670,400	31,675
	Sendas Distribuidora SA	17,635,031	31,518
	Allos SA	4,996,488	30,927
	Cia de Saneamento de Minas Gerais Copasa MG	2,736,603	29,865
	Multiplan Empreendimentos Imobiliarios SA	4,545,558	29,118
*	Cosan SA	28,131,361	28,632
	Transmissora Alianca de Energia Eletrica SA	3,158,375	27,120
	CPFL Energia SA	2,707,500	26,754

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Smartfit Escola de Ginastica e Danca SA	7,648,077	26,674
*	Natura Cosmeticos SA	12,870,050	26,484
	Porto Seguro SA	2,631,858	26,463
	MBRF Global Foods Co. SA	7,191,761	25,315
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	720,372	24,226
	Brava Energia	6,063,278	23,424
	Embraer SA ADR	366,109	22,955
	Kinea Indice de Precos FII	1,157,310	22,156
	Hypera SA	4,799,008	21,835
	Alupar Investimento SA	3,077,236	21,440
	Cia De Sanena Do Parana	2,525,495	20,676
[3]	GPS Participacoes e Empreendimentos SA	6,611,637	20,135
	Kinea Renda Imobiliaria FII	587,053	19,903
	Engie Brasil Energia SA	2,657,366	18,949
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,803,144	18,041
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	568,148	17,945
	Cogna Educacao SA	29,713,123	16,681
	Iguatemi SA	2,816,110	15,639
	FII BTLG	688,264	14,400
	Direcional Engenharia SA	5,438,211	14,112
*	Auren Energia SA	4,820,084	13,521
	Cia Energetica de Minas Gerais ADR	5,197,706	13,098
*	Orizon Valorizacao de Residuos SA	792,476	13,043
	Maxi Renda FII	6,399,000	12,819
	Cury Construtora e Incorporadora SA	2,099,000	12,742
	Fleury SA	3,677,443	11,942
	Itau Unibanco Holding SA ADR	1,361,648	11,846
	Odontoprev SA	3,810,208	11,734
	Telefonica Brasil SA ADR	733,658	11,643
	JHSF Participacoes SA	4,411,900	11,182
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	388,760	10,405
	SLC Agricola SA	2,925,623	10,044
	Kinea High Yield CRI - FII	491,302	10,031
	XP Log FII	466,467	9,491
	Vinci Shopping Centers FII	420,388	9,356
	Vivara Participacoes SA	1,774,913	9,251
*	Cia Siderurgica Nacional SA	7,291,133	9,173
	Magazine Luiza SA	5,446,523	9,052
	IRB-Brasil Resseguros SA	809,184	8,743
	EcoRodovias Infraestrutura e Logistica SA	4,846,371	8,603
	Azzas 2154 SA	1,877,268	8,196
	Capitania Securities II FII	4,908,537	7,861
	Hedge Brasil Shopping FII	1,871,421	7,853
*	MRV Engenharia e Participacoes SA	5,537,540	7,739
	M Dias Branco SA	1,600,792	7,590
	Trx Real Estate FII	407,383	7,543
	Construtora Tenda SA	1,312,000	7,445
	Fras-Le SA	1,578,099	6,890
	Sao Martinho SA	2,095,317	6,842
	YDUQS Participacoes SA	3,380,220	6,731
	Axia Energia SA ADR	532,827	6,687
	C&A Modas SA	2,920,800	6,677
*	Dexco SA	6,208,325	6,532
	Fii UBS Br Receb Imob	384,599	6,478
	Cia Brasileira de Aluminio	2,951,276	6,312
	TIM SA ADR	243,230	6,309
*,3	Hapvida Participacoes e Investimentos SA	2,518,030	6,300
	Grupo Mateus SA	7,165,980	6,281
*	Hidrovias do Brasil SA	8,918,518	6,016
	CSN Mineracao SA	6,324,500	5,965
	Fundo De Investimento Imobiliario VBI Prime Properties	385,879	5,922
	Tres Tentos Agroindustrial SA	1,697,300	5,758
	Vulcabras SA	1,773,292	5,651
	Minerva SA	7,078,000	5,432
	Ez Tec Empreendimentos e Participacoes SA	1,842,995	5,192
	Mahle Metal Leve SA	748,664	5,148
	Fundo De Investimento Imobiliario Tg Ativo Real	371,235	5,101
	Petroreconcavo SA	1,901,650	4,977
	SIMPAR SA (BVMF)	2,141,000	4,765
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (BVMF)	5,739,063	4,590

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Oncoclinicas do Brasil Servicos Medicos SA	13,839,206	4,555
	LOG Commercial Properties e Participacoes SA	795,056	4,276
	Mills Locacao Servicos e Logistica SA	1,634,767	4,196
	Sendas Distribuidora SA ADR	458,531	4,154
	Grendene SA	4,193,909	3,710
*	Tupy SA	1,306,760	3,700
[3]	LWSA SA	4,764,305	3,646
	Iochpe Maxion SA	1,907,271	3,640
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,252,860	3,610
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	3,288
	Cia Energetica de Minas Gerais	933,649	3,169
*	CVC Brasil Operadora e Agencia de Viagens SA	7,885,781	3,074
*	Log-in Logistica Intermodal SA	487,374	3,041
	Grupo SBF SA	1,316,041	2,929
	Cia Paranaense de Energia - Copel ADR	214,910	2,766
	Gerdau SA ADR	495,564	2,265
*	Cia Siderurgica Nacional SA ADR	1,588,434	2,049
*	SIMPAR SA	892,602	1,986
	Ambev SA ADR	383,229	1,119
*,1	Braskem SA Class A ADR	213,266	819
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	839,037	671
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	291,799	474
	Petroleo Brasileiro SA - Petrobras ADR	98	2
			5,890,861
Canada (8.1%)
	Royal Bank of Canada	20,478,187	3,683,164
	Toronto-Dominion Bank	24,578,786	2,647,781
*	Shopify Inc. Class A (XTSE)	17,860,872	2,167,998
	Enbridge Inc.	31,883,362	1,768,390
	Bank of Montreal	10,366,188	1,578,490
	Canadian Imperial Bank of Commerce	13,736,599	1,532,783
	Canadian Natural Resources Ltd.	29,876,383	1,426,131
	Bank of Nova Scotia	18,246,725	1,419,600
	Brookfield Corp. Class A	30,949,924	1,397,856
	Agnico Eagle Mines Ltd.	7,293,189	1,371,443
	Suncor Energy Inc.	17,590,014	1,205,344
	Canadian Pacific Kansas City Ltd.	13,194,080	1,147,531
	TC Energy Corp.	15,180,007	1,017,849
	Manulife Financial Corp.	24,559,435	965,671
	Canadian National Railway Co.	7,967,363	894,895
	National Bank of Canada	5,727,315	864,526
	Wheaton Precious Metals Corp.	6,635,873	838,210
	Cameco Corp.	6,186,205	760,461
*	Celestica Inc.	1,676,199	688,175
	Alimentation Couche-Tard Inc.	10,955,836	648,147
	Franco-Nevada Corp.	2,796,926	645,269
	Waste Connections Inc.	3,739,581	616,018
	Barrick Mining Corp.	15,337,493	602,664
	Sun Life Financial Inc.	8,162,072	588,083
	Cenovus Energy Inc.	19,757,339	578,022
	Nutrien Ltd.	7,132,412	542,144
	Fairfax Financial Holdings Ltd.	310,938	538,089
	Kinross Gold Corp.	17,696,008	536,085
	Constellation Software Inc.	289,218	526,737
	Intact Financial Corp.	2,605,444	502,042
	Dollarama Inc.	3,875,709	495,324
	Power Corp. of Canada	7,817,485	436,124
	Fortis Inc.	7,384,433	422,294
	Teck Resources Ltd. Class B	7,030,580	410,443
	Restaurant Brands International Inc.	4,983,281	402,118
	Pembina Pipeline Corp.	8,493,306	395,356
	Loblaw Cos. Ltd.	8,162,296	376,282
	Barrick Mining Corp. (XLON)	9,008,462	354,393
	WSP Global Inc.	1,965,189	326,965
	Pan American Silver Corp.	6,067,119	317,481
	RB Global Inc.	2,712,643	283,416
*	Bombardier Inc. Class B	1,290,194	274,157
	Brookfield Asset Management Ltd. Class A	5,592,908	268,703
	Tourmaline Oil Corp.	5,366,961	259,982

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lundin Mining Corp.	10,015,886	257,043
	Imperial Oil Ltd.	1,906,061	255,330
	Magna International Inc.	3,905,892	248,584
*	First Quantum Minerals Ltd.	9,954,630	243,745
	Alamos Gold Inc. Class A	6,108,449	243,735
	Emera Inc.	4,405,288	235,029
	Whitecap Resources Inc.	17,910,405	211,362
	Great-West Lifeco Inc.	3,905,756	208,694
	ARC Resources Ltd.	8,453,653	200,520
[3]	Hydro One Ltd.	4,631,052	198,968
	Metro Inc. Class A	2,875,320	192,753
	Thomson Reuters Corp.	1,978,359	189,250
	Toromont Industries Ltd.	1,193,322	185,559
	CGI Inc.	2,793,674	182,858
	iA Financial Corp. Inc.	1,360,226	175,061
	AltaGas Ltd.	4,509,953	169,030
	AtkinsRealis Group Inc.	2,434,523	167,989
	George Weston Ltd.	2,300,759	166,042
	TMX Group Ltd.	4,041,620	164,837
	Gildan Activewear Inc.	2,651,072	164,527
	TFI International Inc.	1,149,678	164,502
	Stantec Inc.	1,672,179	152,722
	Equinox Gold Corp.	10,812,078	151,075
*	Aritzia Inc.	1,392,950	147,022
	Finning International Inc.	1,940,653	142,126
	Element Fleet Management Corp.	5,918,946	141,312
	First Majestic Silver Corp.	7,039,688	138,684
*	IAMGOLD Corp. (XTSE)	8,217,254	138,290
	GFL Environmental Inc. (XTSE)	3,357,990	134,730
	Hudbay Minerals Inc.	5,581,528	129,106
*	CAE Inc.	4,664,392	121,902
*,1	NexGen Energy Ltd.	8,871,296	111,418
	Capital Power Corp.	2,284,257	109,290
	Keyera Corp.	2,812,887	108,676
	Saputo Inc.	3,576,810	108,304
	Eldorado Gold Corp.	3,498,311	108,090
	BCE Inc.	4,537,435	107,828
	DPM Metals Inc.	3,147,823	105,696
	South Bow Corp.	3,045,394	104,252
	OceanaGold Corp.	3,330,021	103,111
	Canadian Tire Corp. Ltd. Class A	722,784	100,520
	OR Royalties Inc.	2,651,521	97,659
	Lundin Gold Inc.	1,448,439	97,345
	TELUS Corp.	7,526,722	94,254
*	Ivanhoe Mines Ltd. Class A	11,430,818	92,567
*	Descartes Systems Group Inc.	1,258,375	90,796
	PrairieSky Royalty Ltd.	3,576,789	90,345
*,1	G Mining Ventures Corp.	2,560,273	88,738
*	SSR Mining Inc.	2,940,474	84,685
	B2Gold Corp.	18,724,648	84,639
	Open Text Corp.	3,608,037	81,784
	FirstService Corp.	599,391	80,314
*	Capstone Copper Corp.	9,497,839	79,152
*,1	Energy Fuels Inc.	3,386,253	73,192
	Chartwell Retirement Residences	4,591,100	72,803
	Definity Financial Corp.	1,422,373	72,514
	Algonquin Power & Utilities Corp.	11,522,146	72,271
	Brookfield Renewable Corp.	1,974,246	71,653
	Onex Corp.	836,133	70,450
	Colliers International Group Inc.	643,832	67,305
	Northland Power Inc.	3,908,772	67,220
	RioCan REIT	4,249,851	66,516
	Tamarack Valley Energy Ltd.	6,938,404	65,076
*	K92 Mining Inc.	3,503,325	64,374
	IGM Financial Inc.	1,154,587	64,370
	Methanex Corp.	980,733	64,172
	Brookfield Infrastructure Corp. Class A	1,671,316	61,828
	Canadian Apartment Properties REIT	2,277,367	61,329
*	Athabasca Oil Corp.	6,855,403	60,360
	Granite REIT	879,990	59,517

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Orla Mining Ltd.	4,390,139	57,529
	Torex Gold Resources Inc.	1,357,152	55,891
*,1	Almonty Industries Inc.	2,567,543	55,628
*	MDA Space Ltd.	1,789,619	54,729
	Peyto Exploration & Development Corp.	2,842,917	54,437
	First Capital REIT	3,083,231	53,091
	Secure Waste Infrastructure Corp.	3,114,615	53,082
	Atco Ltd.	1,058,477	53,074
	Gibson Energy Inc.	2,355,506	51,589
	Centerra Gold Inc.	2,937,132	51,116
	Baytex Energy Corp.	10,015,013	50,799
*	Aris Mining Corp.	2,829,651	50,579
	Boyd Group Inc.	406,446	50,242
	Stella-Jones Inc.	810,511	50,158
*	Denison Mines Corp.	12,960,764	49,616
	TransAlta Corp.	3,925,093	48,921
	West Fraser Timber Co. Ltd.	766,133	48,506
	Enerflex Ltd.	1,764,512	47,349
*	BlackBerry Ltd.	8,460,512	45,780
*	Discovery Silver Corp.	7,392,641	45,607
	Choice Properties REIT	4,003,772	44,419
*	Fortuna Mining Corp.	4,446,665	42,884
	Premium Brands Holdings Corp.	682,153	42,812
*	Kinaxis Inc.	412,905	42,660
	CES Energy Solutions Corp.	2,941,764	41,884
	Dream Industrial REIT	4,122,471	41,518
*	Skeena Resources Ltd.	1,422,787	41,489
	Sprott Inc.	312,779	40,851
	Topaz Energy Corp.	1,748,385	40,596
	Boralex Inc. Class A	1,486,406	40,226
*	Allied Gold Corp.	1,322,143	39,751
*	Endeavour Silver Corp.	4,288,966	39,595
*	Wesdome Gold Mines Ltd.	2,191,842	38,952
*	ATS Corp.	1,200,430	38,947
	SmartCentres REIT	1,840,564	38,225
	Linamar Corp.	568,046	38,009
*,1	Montage Gold Corp.	3,802,593	37,568
	Silvercorp Metals Inc.	3,065,726	36,856
*	Taseko Mines Ltd.	5,096,428	36,544
*	Seabridge Gold Inc.	1,302,691	36,357
*	NGEx Minerals Ltd.	1,954,555	36,160
*	ERO Copper Corp.	1,393,091	36,008
*	Perpetua Resources Corp.	1,252,548	34,607
*	Aya Gold & Silver Inc.	1,995,729	34,498
	EQB Inc.	379,692	34,460
	Aecon Group Inc.	923,225	33,956
*	Novagold Resources Inc.	4,113,730	33,313
	Headwater Exploration Inc.	3,213,440	31,748
	Quebecor Inc. Class B	751,458	31,633
	Russel Metals Inc.	808,349	31,463
	Freehold Royalties Ltd.	2,319,155	30,715
	BRP Inc.	542,967	30,383
	Vermilion Energy Inc.	2,241,287	30,261
	Exchange Income Corp.	398,821	29,375
	Parex Resources Inc.	1,389,122	29,268
	H&R REIT	3,718,990	29,268
	Triple Flag Precious Metals Corp.	916,799	29,265
	Boardwalk REIT	582,869	29,127
*	Air Canada	2,120,608	29,116
*,1	International Petroleum Corp.	1,021,927	28,874
	Strathcona Resources Ltd.	875,023	27,494
	North West Co. Inc.	689,436	25,824
	Paramount Resources Ltd. Class A	1,090,252	24,673
	Sienna Senior Living Inc.	1,403,562	24,179
	Badger Infrastructure Solutions Ltd.	487,906	23,599
[1]	TerraVest Industries Inc.	228,982	23,358
	Primaris REIT	1,681,274	23,356
*,1	Southern Cross Gold Consolidated Ltd.	3,182,013	22,957
	Maple Leaf Foods Inc.	1,084,881	22,922
*	Trisura Group Ltd.	669,984	21,702

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Brookfield Wealth Solutions Ltd.	478,444	21,609
*	Bausch Health Cos. Inc.	3,762,192	21,576
	GFL Environmental Inc.	537,351	21,553
[1]	Killam Apartment REIT	1,708,430	21,419
	Richelieu Hardware Ltd.	705,916	20,642
	Altus Group Ltd.	603,115	20,051
*	NFI Group Inc.	1,251,200	20,044
	Keyera Corp. (XTSE)	559,386	19,755
	Labrador Iron Ore Royalty Corp.	927,023	19,375
	Cameco Corp. (XTSE)	157,192	19,341
	Birchcliff Energy Ltd.	3,886,802	18,399
	InterRent REIT	1,871,462	18,186
*	Americas Gold & Silver Corp.	3,102,221	17,768
*	Advantage Energy Ltd.	2,322,183	17,660
[1]	Allied Properties REIT	2,423,186	17,554
	Superior Plus Corp.	3,161,770	17,457
	Crombie REIT	1,329,248	16,587
*	Vizsla Silver Corp.	4,811,577	16,330
	Pet Valu Holdings Ltd.	990,477	15,510
*	Lightspeed Commerce Inc.	1,644,566	15,243
	Westshore Terminals Investment Corp.	491,777	12,863
[1]	Brookfield Business Corp. Class A	324,204	11,051
	Winpak Ltd.	368,735	10,902
[1]	CT REIT	709,291	9,148
	Enghouse Systems Ltd.	610,054	7,613
*	Canfor Corp.	786,666	7,008
*	Shopify Inc. Class A	55,315	6,700
*	IAMGOLD Corp.	392,271	6,618
	Cogeco Communications Inc.	142,721	6,613
	Cargojet Inc.	110,908	6,454
	OR Royalties Inc. (XNYS)	122,359	4,516
[1]	goeasy Ltd.	172,031	4,307
	Transcontinental Inc. Class A	1,000,991	3,913
	Canada Packers Inc.	212,899	2,884
	Brookfield Infrastructure Corp. Class A (XNYS)	71,920	2,661
	Leon's Furniture Ltd.	125,978	2,435
*	Lightspeed Commerce Inc. (XNYS)	204,756	1,894
*	Bombardier Inc. Class A	5,084	1,083
			50,795,586
Chile (0.1%)
	Banco de Chile	656,241,841	123,020
	Latam Airlines Group SA	3,807,549,627	90,554
	Banco de Credito e Inversiones SA	1,143,030	77,234
	Falabella SA	12,269,907	74,317
	Plaza SA	11,579,370	57,522
	Banco Santander Chile	603,537,484	48,260
	Cencosud SA	18,671,362	47,207
	Parque Arauco SA	9,802,787	43,795
	Empresas Copec SA	5,764,552	40,380
	Enel Chile SA	360,284,832	32,352
	Enel Americas SA	280,257,052	26,163
	Banco Santander Chile ADR	756,849	24,204
	Cencosud Shopping SA	7,047,202	21,365
	Empresas CMPC SA	16,378,154	20,315
	Quinenco SA	4,076,439	19,934
	Latam Airlines Group SA ADR	404,327	19,218
	Banco Itau Chile SA	894,919	18,300
	Colbun SA	104,182,811	15,515
	Aguas Andinas SA Class A	37,469,181	14,179
	Engie Energia Chile SA	6,398,870	12,235
	Inversiones La Construccion SA	462,813	10,791
	Cia Sud Americana de Vapores SA	188,323,387	10,674
	Cia Cervecerias Unidas SA	1,861,757	10,552
	Salfacorp SA	5,783,021	8,943
	Empresa Nacional de Telecomunicaciones SA	1,981,661	7,840
	SMU SA	50,696,908	7,699
	Vina Concha y Toro SA	7,029,178	6,933
*	CAP SA	873,045	6,806
	Inversiones Aguas Metropolitanas SA	5,763,655	6,277

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ripley Corp. SA	13,874,654	5,887
	SONDA SA	6,033,547	1,941
	Enel Chile SA ADR	125,450	568
			910,980
China (7.6%)
	Tencent Holdings Ltd.	90,623,740	5,503,785
	Alibaba Group Holding Ltd.	261,839,096	4,315,374
	China Construction Bank Corp. Class H	1,279,306,479	1,444,081
*	PDD Holdings Inc. ADR	11,128,676	1,111,532
	Industrial & Commercial Bank of China Ltd. Class H	1,169,001,246	1,053,212
*,3	Xiaomi Corp. Class B	252,531,793	947,550
*,3	Meituan Class B	77,991,807	839,128
	Ping An Insurance Group Co. of China Ltd. Class H	94,902,522	771,377
	BYD Co. Ltd. Class H	53,885,043	716,788
	Bank of China Ltd. Class H	1,003,593,141	651,693
	NetEase Inc.	26,628,009	623,340
	JD.com Inc. Class A	34,706,907	525,814
*	Baidu Inc. Class A	31,409,123	495,982
*	Trip.com Group Ltd.	8,719,681	470,854
	PetroChina Co. Ltd. Class H	304,514,085	469,717
	Zijin Mining Group Co. Ltd. Class H	87,488,595	406,297
	China Life Insurance Co. Ltd. Class H	109,059,338	402,326
	Agricultural Bank of China Ltd. Class H	449,885,504	350,955
	China Merchants Bank Co. Ltd. Class H	55,408,696	335,363
	China Shenhua Energy Co. Ltd. Class H	49,421,560	307,001
*,3	Innovent Biologics Inc.	23,652,478	276,200
	Geely Automobile Holdings Ltd. Class A	91,428,744	271,925
	Contemporary Amperex Technology Co. Ltd. Class A	4,177,253	268,143
*	BeOne Medicines Ltd. Class H	11,526,968	261,653
	Kweichow Moutai Co. Ltd. Class A	1,190,985	241,402
*,3	Wuxi Biologics Cayman Inc.	54,621,874	233,385
[3]	Kuaishou Technology	41,259,949	229,687
[1]	Contemporary Amperex Technology Co. Ltd. Class H	2,561,772	202,472
[1,3]	Pop Mart International Group Ltd.	9,754,998	198,552
	China Petroleum & Chemical Corp. Class H	333,341,718	196,935
	China Hongqiao Group Ltd.	46,031,783	194,855
	ANTA Sports Products Ltd.	18,210,330	190,772
	Yum China Holdings Inc.	3,867,396	189,244
	PICC Property & Casualty Co. Ltd. Class H	101,064,973	182,560
	China Resources Land Ltd.	42,469,235	178,436
*,3	Akeso Inc.	10,140,260	177,880
*	XPeng Inc. Class A	21,350,574	170,645
*	NIO Inc. Class A	25,608,634	165,240
	China Pacific Insurance Group Co. Ltd. Class H	37,736,283	164,733
[1]	ZTO Express Cayman Inc.	6,403,050	162,246
[3]	Nongfu Spring Co. Ltd. Class H	26,290,723	158,997
*,1	Li Auto Inc. Class A	17,662,369	155,433
*,3	Hua Hong Semiconductor Ltd. Class H	10,335,895	152,255
	KE Holdings Inc. Class A	27,382,225	152,043
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	5,802,103	149,601
	H World Group Ltd.	28,648,260	147,915
	Weichai Power Co. Ltd. Class H	28,408,364	141,215
	China CITIC Bank Corp. Ltd. Class H	130,762,797	137,131
	Zhongji Innolight Co. Ltd. Class A	1,044,832	131,934
	CSPC Pharmaceutical Group Ltd.	116,866,056	127,335
	Yangzijiang Shipbuilding Holdings Ltd.	36,637,922	124,952
*,1	Horizon Robotics	132,639,600	124,802
	CMOC Group Ltd. Class H	53,715,170	122,819
	CITIC Ltd.	72,278,062	120,116
	New Oriental Education & Technology Group Inc.	20,964,096	114,391
[1,3]	WuXi AppTec Co. Ltd. Class H	6,332,571	111,250
	China Merchants Bank Co. Ltd. Class A	19,590,129	109,836
*,1,3	SenseTime Group Inc. Class B	423,561,000	108,253
*	J&T Global Express Ltd.	85,983,800	107,664
	Midea Group Co. Ltd. Class H	8,925,525	103,140
	Sino Biopharmaceutical Ltd.	142,378,818	99,105
	China Mengniu Dairy Co. Ltd.	43,777,424	97,493
[3]	China Tower Corp. Ltd. Class H	68,618,964	97,241
	Bank of Communications Co. Ltd. Class H	106,297,044	97,228

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Yankuang Energy Group Co. Ltd. Class H	46,001,805	96,519
	Haier Smart Home Co. Ltd. Class H	34,059,325	96,199
	Zijin Mining Group Co. Ltd. Class A	19,506,567	96,057
	New China Life Insurance Co. Ltd. Class H	14,214,832	93,352
	China Overseas Land & Investment Ltd.	54,203,328	93,104
*	Bilibili Inc.	4,210,088	92,513
	China Yangtze Power Co. Ltd. Class A	23,123,000	92,461
	Full Truck Alliance Co. Ltd. ADR	10,653,562	92,153
*,3	JD Health International Inc.	15,182,545	89,727
	Ping An Insurance Group Co. of China Ltd. Class A	10,288,147	89,697
	Zhaojin Mining Industry Co. Ltd. Class H	24,221,192	88,996
[3]	Postal Savings Bank of China Co. Ltd. Class H	137,898,794	88,672
	People's Insurance Co. Group of China Ltd. Class H	127,992,106	87,574
	Li Ning Co. Ltd.	32,707,724	85,154
	ENN Energy Holdings Ltd.	10,832,351	84,918
	CITIC Securities Co. Ltd. Class H	23,330,325	82,833
[3]	3SBio Inc.	27,131,141	81,153
	Aluminum Corp. of China Ltd. Class H	55,094,012	80,688
	Sunny Optical Technology Group Co. Ltd.	9,759,677	80,348
[3]	Hansoh Pharmaceutical Group Co. Ltd.	16,771,836	80,332
	Industrial & Commercial Bank of China Ltd. Class A	72,882,298	79,370
	China Resources Beer Holdings Co. Ltd.	22,873,843	78,817
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	7,058,189	75,919
	China Gold International Resources Corp. Ltd.	3,487,200	74,906
	Jiangxi Copper Co. Ltd. Class H	15,366,420	73,028
	Eoptolink Technology Inc. Ltd. Class A	939,921	72,761
	Foxconn Industrial Internet Co. Ltd. Class A	7,681,805	71,323
[3]	Guotai Haitong Securities Co. Ltd. Class H	41,392,879	71,025
	China Resources Power Holdings Co. Ltd.	28,786,882	70,987
[3]	CGN Power Co. Ltd. Class H	155,420,720	69,249
	Luxshare Precision Industry Co. Ltd. Class A	6,869,761	68,210
[1]	COSCO SHIPPING Holdings Co. Ltd. Class H	36,871,725	67,863
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,852,847	67,444
	Tencent Music Entertainment Group ADR	7,264,293	66,614
*	TAL Education Group ADR	5,958,385	66,257
[3]	China International Capital Corp. Ltd. Class H	25,377,622	66,253
*,1	GDS Holdings Ltd. Class A	12,132,886	64,032
	China Coal Energy Co. Ltd. Class H	34,124,441	63,841
*,3	Zhejiang Leapmotor Technology Co. Ltd. Class H	10,450,400	63,788
	Tsingtao Brewery Co. Ltd. Class H	8,978,719	62,075
	Kingboard Laminates Holdings Ltd.	13,626,229	60,830
	Yum China Holdings Inc. (XHKG)	1,249,287	60,528
	Kanzhun Ltd. ADR	4,471,841	60,459
	China Taiping Insurance Holdings Co. Ltd.	20,366,893	58,227
[3]	China Resources Mixc Lifestyle Services Ltd.	9,577,690	57,845
	China Galaxy Securities Co. Ltd. Class H	53,427,533	56,969
*,1	UBTech Robotics Corp. Ltd. Class H	4,142,950	56,800
	Agricultural Bank of China Ltd. Class A	55,174,400	55,796
	NAURA Technology Group Co. Ltd. Class A	682,230	53,973
	Sinotruk Hong Kong Ltd.	10,885,975	53,545
*,1	XtalPi Holdings Ltd.	43,538,000	53,507
*,3	JD Logistics Inc.	27,373,376	53,312
	Kunlun Energy Co. Ltd.	55,372,728	53,288
	Industrial Bank Co. Ltd. Class A	20,100,179	52,748
*	Cambricon Technologies Corp. Ltd. Class A	208,858	52,531
	Great Wall Motor Co. Ltd. Class H	33,798,951	51,122
[3]	Shandong Gold Mining Co. Ltd. Class H	13,850,100	50,734
	Bank of Communications Co. Ltd. Class A	50,712,391	50,435
	Kingboard Holdings Ltd.	8,613,240	48,826
*,1	Alibaba Health Information Technology Ltd.	85,549,919	48,349
	Huaneng Power International Inc. Class H	60,364,098	48,327
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,047,178	47,897
	Sinopharm Group Co. Ltd. Class H	20,039,327	47,669
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,729,300	47,664
*,1	GCL Technology Holdings Ltd.	410,135,000	47,449
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	780,900	47,234
	PetroChina Co. Ltd. Class A	26,315,270	47,091
	China Minsheng Banking Corp. Ltd. Class H	102,088,717	46,588
[1]	Laopu Gold Co. Ltd. Class H	651,500	46,516
*	Kingdee International Software Group Co. Ltd.	41,924,286	46,382

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CITIC Securities Co. Ltd. Class A	11,507,673	46,012
	Vipshop Holdings Ltd. ADR	3,157,581	45,438
	Minth Group Ltd.	10,364,408	45,326
	CMOC Group Ltd. Class A	16,327,730	45,034
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,860,543	44,158
	China CSSC Holdings Ltd. Class A	7,164,464	43,881
	Anhui Conch Cement Co. Ltd. Class H	17,376,766	43,536
	Kingsoft Corp. Ltd.	14,608,500	43,154
	Shanghai Pudong Development Bank Co. Ltd. Class A	31,502,692	42,747
*	WuXi XDC Cayman Inc.	5,618,000	42,659
[1,3]	Haidilao International Holding Ltd.	23,062,310	42,535
[1]	China Longyuan Power Group Corp. Ltd. Class H	49,329,772	42,031
	Tingyi Cayman Islands Holding Corp.	27,075,630	41,776
	Tongcheng Travel Holdings Ltd.	18,277,419	41,718
	Hygon Information Technology Co. Ltd. Class A	948,812	41,659
	Guangdong Investment Ltd.	39,433,201	41,275
	CRRC Corp. Ltd. Class H	60,923,034	40,554
	Sungrow Power Supply Co. Ltd. Class A	1,957,571	39,809
	Bank of China Ltd. Class A	47,260,500	39,751
	Wanhua Chemical Group Co. Ltd. Class A	2,972,983	39,089
	Atour Lifestyle Holdings Ltd. ADR	1,011,619	38,684
[1,3]	Huatai Securities Co. Ltd. Class H	18,499,505	38,387
	BYD Co. Ltd. Class A	2,527,430	38,342
	WuXi AppTec Co. Ltd. Class A	2,358,796	38,216
[1]	BYD Electronic International Co. Ltd.	11,083,374	37,876
	GF Securities Co. Ltd. Class H	16,437,186	37,265
	China Gas Holdings Ltd.	39,802,553	36,921
	China Everbright Environment Group Ltd.	50,771,687	36,507
*,1	Pony AI Inc. ADR	3,669,009	36,213
*,1	Kingsoft Cloud Holdings Ltd.	35,695,915	35,995
	Bosideng International Holdings Ltd.	65,712,417	35,960
	China Pacific Insurance Group Co. Ltd. Class A	6,508,275	35,615
*,1	ZTE Corp. Class H	11,022,128	35,382
*,1	InnoScience Suzhou Technology Holding Co. Ltd. Class H	4,298,000	35,361
	Far East Horizon Ltd.	36,707,309	35,185
	Dongyue Group Ltd.	21,315,811	35,103
	Shaanxi Coal Industry Co. Ltd. Class A	9,146,904	34,966
*,3	Remegen Co. Ltd. Class H	2,622,820	34,003
	China Merchants Port Holdings Co. Ltd.	17,051,261	33,915
	Muyuan Foods Co. Ltd. Class A	5,157,009	33,821
	Inner Mongolia Yitai Coal Co. Ltd. Class B	12,690,624	33,781
*	China National Building Material Co. Ltd. Class H	51,666,002	33,668
	Suzhou TFC Optical Communication Co. Ltd. Class A	734,196	33,190
	China Nonferrous Mining Corp. Ltd.	18,973,316	32,989
*,1	Hesai Group Class B	1,453,904	32,740
	Hengan International Group Co. Ltd.	9,523,507	32,650
	Advanced Micro-Fabrication Equipment Inc. China Class A	587,009	32,610
[1,3]	Smoore International Holdings Ltd.	27,088,246	32,380
*,1	Zai Lab Ltd.	15,001,920	32,198
[1]	XD Inc.	4,003,636	32,194
	Guotai Haitong Securities Co. Ltd.	13,485,914	31,920
	China Conch Venture Holdings Ltd.	20,413,534	31,652
[1,3]	Longfor Group Holdings Ltd.	30,467,157	31,547
	China Oilfield Services Ltd. Class H	26,099,043	31,513
	Ningxia Baofeng Energy Group Co. Ltd. Class A	6,949,509	31,223
*	Genscript Biotech Corp.	17,424,403	31,022
	China Resources Gas Group Ltd.	12,884,474	30,952
*,1,3	InnoCare Pharma Ltd. Class H	17,466,135	30,919
	Ping An Bank Co. Ltd. Class A	18,204,013	30,640
*,1	China Ruyi Holdings Ltd.	163,015,121	30,491
	Bank of Ningbo Co. Ltd. Class A	6,220,442	30,229
	China Construction Bank Corp. Class A	20,734,971	30,169
	China Railway Group Ltd. Class H	62,007,618	30,060
[1]	Dongfang Electric Corp. Ltd. Class H	5,957,900	29,845
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,537,778	29,795
	China Shenhua Energy Co. Ltd. Class A	4,232,366	29,711
*,3	Mobvista Inc.	14,188,000	29,668
	Weichai Power Co. Ltd. Class A	6,436,500	29,604
*,3	Keymed Biosciences Inc.	3,033,791	29,483
	Shennan Circuits Co. Ltd. Class A	631,868	29,265

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GigaDevice Semiconductor Inc. Class A	627,861	29,182
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,384,118	29,170
*	Qinghai Salt Lake Industry Co. Ltd. Class A	5,021,466	29,109
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	40,551,757	29,106
	NARI Technology Co. Ltd. Class A	7,555,218	28,795
	Bank of Jiangsu Co. Ltd. Class A	17,418,994	28,769
[1]	Harbin Electric Co. Ltd. Class H	9,609,020	28,690
	China Medical System Holdings Ltd.	17,424,045	28,642
	TCL Electronics Holdings Ltd.	14,726,213	28,458
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,146,487	28,370
	China State Construction Engineering Corp. Ltd. Class A	39,055,238	28,100
[1]	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	6,464,800	27,842
	Montage Technology Co. Ltd. Class A	1,081,225	27,766
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,810,350	27,559
[1,3]	Giant Biogene Holding Co. Ltd.	7,065,400	27,441
	Beijing Enterprises Holdings Ltd.	6,827,913	27,042
[1]	China State Construction International Holdings Ltd.	23,258,645	27,014
*,1	WeRide Inc. ADR	3,442,069	26,573
[1,3]	Meitu Inc.	49,331,704	26,562
*,1,3	China CITIC Financial Asset Management Co. Ltd. Class H	276,170,000	26,253
	Shengyi Technology Co. Ltd. Class A	2,304,600	26,125
[3]	Yadea Group Holdings Ltd.	16,862,488	25,885
*,1	Sunac China Holdings Ltd.	173,415,000	25,703
	Shenzhen Inovance Technology Co. Ltd. Class A	2,540,314	25,606
[1]	Wanguo Gold Group Ltd.	17,653,500	25,460
	China National Nuclear Power Co. Ltd. Class A	19,317,931	25,447
	East Money Information Co. Ltd. Class A	8,441,543	25,266
[3]	China Feihe Ltd.	56,347,189	25,141
	China Power International Development Ltd.	60,121,568	25,130
[1]	Goldwind Science & Technology Co. Ltd. Class H	11,294,863	25,072
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,406,835	24,954
	SF Holding Co. Ltd. Class A	4,557,381	24,800
	Haitian International Holdings Ltd.	9,114,058	24,728
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,904,436	24,655
	MINISO Group Holding Ltd.	6,663,116	24,586
	Hithink RoyalFlush Information Network Co. Ltd. Class A	709,843	24,564
	Country Garden Services Holdings Co. Ltd.	30,719,942	24,523
[1]	C&D International Investment Group Ltd.	12,821,833	24,389
[1]	Xinyi Solar Holdings Ltd.	65,879,252	24,252
*,1,3	CALB Group Co. Ltd. Class H	5,316,400	24,214
[1]	Lingbao Gold Group Co. Ltd. Class H	8,991,800	24,174
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,007,578	24,169
[1]	China Cinda Asset Management Co. Ltd. Class H	170,950,397	24,151
[1]	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	2,891,400	24,109
	Wuliangye Yibin Co. Ltd. Class A	1,684,635	23,965
	Sany Heavy Industry Co. Ltd. Class A	8,005,865	23,915
	China Petroleum & Chemical Corp. Class A	30,157,336	23,817
*	Shenzhen Longsys Electronics Co. Ltd. Class A	391,683	23,418
[1]	Guming Holdings Ltd.	7,102,800	23,142
[1]	Jiangsu Expressway Co. Ltd. Class H	16,979,059	23,102
	Avary Holding Shenzhen Co. Ltd. Class A	2,164,713	23,093
	JOYY Inc. ADR	389,248	22,962
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,805,950	22,918
	Wasion Holdings Ltd.	6,588,000	22,845
*,1	Tianqi Lithium Corp. Class H	2,678,200	22,840
*,1	Zhejiang Expressway Co. Ltd. Class H	22,865,562	22,664
	Sany Heavy Equipment International Holdings Co. Ltd.	16,321,124	22,560
	Hengtong Optic-electric Co. Ltd. Class A	2,313,160	22,418
*,3	Ascentage Pharma Group International	3,873,228	22,316
	Gree Electric Appliances Inc. of Zhuhai Class A	3,758,783	22,065
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	14,570,446	21,895
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	5,362,500	21,400
*,1	RoboSense Technology Co. Ltd.	4,973,900	21,327
	RLX Technology Inc. ADR	9,595,757	21,207
	Aluminum Corp. of China Ltd. Class A	12,142,800	20,959
	China Communications Services Corp. Ltd. Class H	37,949,501	20,876
	Postal Savings Bank of China Co. Ltd. Class A	27,906,473	20,703
	Luzhou Laojiao Co. Ltd. Class A	1,408,306	20,651
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,127,863	20,630
*,1,3	East Buy Holding Ltd.	6,210,341	20,467

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	ZTE Corp. Class A	3,794,764	20,459
	Ganfeng Lithium Group Co. Ltd. Class A	1,564,251	20,458
	China Jinmao Holdings Group Ltd.	95,519,558	20,381
	CRRC Corp. Ltd. Class A	23,247,600	20,339
	Range Intelligent Computing Technology Group Co. Ltd. Class A	1,540,990	20,291
[1]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,133,324	20,276
	Beijing Enterprises Water Group Ltd.	57,368,578	20,269
	Victory Giant Technology Huizhou Co. Ltd. Class A	414,362	20,250
	China Everbright Bank Co. Ltd. Class A	43,917,109	20,065
	Bank of Nanjing Co. Ltd. Class A	11,660,248	20,048
*,1	HUTCHMED China Ltd.	7,331,483	19,946
	BOE Technology Group Co. Ltd. Class A	33,279,200	19,939
	China Merchants Energy Shipping Co. Ltd. Class A	7,702,000	19,776
	Qfin Holdings Inc. Class A ADR	1,508,506	19,731
	Huatai Securities Co. Ltd. Class A	6,991,400	19,694
*,1,3	CStone Pharmaceuticals	16,364,500	19,655
	Yuanjie Semiconductor Technology Co. Ltd. Class A	84,198	19,646
*,1	Phancy Group Co. Ltd. Class H	4,073,000	19,638
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,266,752	19,605
	China United Network Communications Ltd. Class A	29,563,300	19,604
	Zangge Mining Co. Ltd. Class A	1,473,879	19,433
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	965,573	19,407
	China Jushi Co. Ltd. Class A	3,812,488	19,351
*	Shanghai Electric Group Co. Ltd. Class H	38,402,589	19,198
	China Tungsten & Hightech Materials Co. Ltd. Class A	2,220,060	19,080
	Baoshan Iron & Steel Co. Ltd. Class A	20,530,444	18,995
	New China Life Insurance Co. Ltd. Class A	1,997,191	18,918
*,1,3	NetEase Cloud Music Inc.	1,280,700	18,913
	Ningbo Deye Technology Co. Ltd. Class A	853,076	18,885
	Shenzhen International Holdings Ltd.	19,912,834	18,876
	TBEA Co. Ltd. Class A	4,757,499	18,831
*,1,3	China Literature Ltd.	5,932,677	18,764
	China Minsheng Banking Corp. Ltd. Class A	34,497,800	18,692
	Haier Smart Home Co. Ltd. Class A	5,908,994	18,670
[1]	Greentown China Holdings Ltd.	14,881,250	18,380
	Bank of Shanghai Co. Ltd. Class A	13,393,760	18,376
*,1,3	Ping An Healthcare & Technology Co. Ltd.	13,261,035	18,341
	Yankuang Energy Group Co. Ltd. Class A	5,440,155	18,200
[1]	China Everbright Bank Co. Ltd. Class H	45,744,762	18,132
	GF Securities Co. Ltd. Class A	5,797,188	18,074
	Lens Technology Co. Ltd. Class A	4,743,793	18,074
[3]	Simcere Pharmaceutical Group Ltd.	11,903,248	18,065
*	Nine Dragons Paper Holdings Ltd.	22,225,711	18,050
	Sinopec Engineering Group Co. Ltd. Class H	22,420,326	18,022
	TravelSky Technology Ltd. Class H	14,500,068	17,953
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	228,340	17,903
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,808,560	17,808
[3]	China Resources Pharmaceutical Group Ltd.	26,513,203	17,797
[3]	CSC Financial Co. Ltd. Class H	11,853,945	17,634
*,1	Microport Scientific Corp.	15,692,239	17,627
	Zhongjin Gold Corp. Ltd. Class A	4,584,785	17,582
	SAIC Motor Corp. Ltd. Class A	8,625,472	17,466
	Shandong Gold Mining Co. Ltd. Class A	3,431,085	17,408
	Bank of Hangzhou Co. Ltd. Class A	6,824,004	17,379
*	LONGi Green Energy Technology Co. Ltd. Class A	7,173,288	17,360
	Piotech Inc. Class A	264,468	17,340
[1]	AviChina Industry & Technology Co. Ltd. Class H	39,208,655	17,273
*,1	REPT BATTERO Energy Co. Ltd. Class H	7,610,800	17,246
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	327,442	17,178
*	Tianqi Lithium Corp. Class A	1,444,090	17,028
	AECC Aviation Power Co. Ltd. Class A	2,506,506	17,012
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,907,552	16,977
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,774,885	16,967
	Fosun International Ltd.	32,066,506	16,883
	Dongfang Electric Corp. Ltd. Class A	2,924,100	16,776
[1]	Sunshine Insurance Group Co. Ltd. Class H	36,297,684	16,764
	Autohome Inc. ADR	897,179	16,714
	Fuyao Glass Industry Group Co. Ltd. Class A	1,929,100	16,694
	Hgtech Co. Ltd. Class A	945,500	16,612
	China Three Gorges Renewables Group Co. Ltd. Class A	27,615,500	16,550

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,700,882	16,446
	OmniVision Integrated Circuits Group Inc.	1,133,841	16,401
	China Merchants Securities Co. Ltd. Class A	7,098,822	16,377
	XCMG Construction Machinery Co. Ltd. Class A	11,149,364	16,288
	Accelink Technologies Co. Ltd. Class A	761,100	16,204
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,289,972	15,874
*,1	Black Sesame International Holding Ltd.	6,992,900	15,862
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,248,000	15,849
[1]	SF Holding Co. Ltd. Class H	3,491,000	15,848
	Sinotrans Ltd. Class H	24,242,079	15,817
	Iflytek Co. Ltd. Class A	2,223,750	15,664
	Uni-President China Holdings Ltd.	16,872,074	15,530
[1]	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	35,104,150	15,471
	Yihai International Holding Ltd.	7,321,377	15,399
	Bank of Beijing Co. Ltd. Class A	19,868,814	15,398
	Yunnan Aluminium Co. Ltd. Class A	3,267,000	15,359
	China Reinsurance Group Corp. Class H	97,132,308	15,316
	Fufeng Group Ltd.	18,256,124	15,308
	China CITIC Bank Corp. Ltd. Class A	12,318,577	15,156
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,015,800	15,107
[1]	Shanghai Conant Optical Co. Ltd. Class H	2,494,900	15,024
[1]	Mao Geping Cosmetics Co. Ltd. Class H	1,623,200	14,989
	CSC Financial Co. Ltd. Class A	4,413,160	14,919
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,856,267	14,910
*,1	Air China Ltd. Class H	24,754,218	14,890
	Wens Foodstuff Group Co. Ltd. Class A	6,183,288	14,879
	Brilliance China Automotive Holdings Ltd.	42,568,000	14,855
	Shenwan Hongyuan Group Co. Ltd. Class A	21,332,632	14,845
*,3	Evergrande Property Services Group Ltd.	76,024,500	14,829
	Rongsheng Petrochemical Co. Ltd. Class A	7,225,964	14,798
	Zhejiang NHU Co. Ltd. Class A	2,896,420	14,786
	Anhui Gujing Distillery Co. Ltd. Class B	1,743,523	14,728
*,1	Lifetech Scientific Corp.	52,788,619	14,625
	Eastroc Beverage Group Co. Ltd. Class A	489,070	14,602
	Ningbo Tuopu Group Co. Ltd. Class A	1,634,961	14,580
	China Railway Group Ltd. Class A	19,473,700	14,505
	Hengli Petrochemical Co. Ltd. Class A	4,454,620	14,474
	Daqin Railway Co. Ltd. Class A	18,697,800	14,425
	SDIC Power Holdings Co. Ltd. Class A	7,178,703	14,317
	Lingyi iTech Guangdong Co. Class A	6,885,300	14,297
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	2,056,300	14,296
	IEIT Systems Co. Ltd. Class A	1,376,652	14,149
[1]	Hisense Home Appliances Group Co. Ltd. Class H	4,799,133	14,128
*	Shanghai Electric Group Co. Ltd. Class A	11,869,935	14,106
[1]	Datang International Power Generation Co. Ltd. Class H	40,758,302	14,075
[1]	Chinasoft International Ltd.	31,722,258	14,072
	Shandong Hongqiao Aluminum Industry Holding Co. Ltd. Class A	3,819,700	14,025
	Huaxia Bank Co. Ltd. Class A	13,798,334	13,916
	Satellite Chemical Co. Ltd. Class A	3,204,048	13,905
[1,3]	Pharmaron Beijing Co. Ltd. Class H	5,120,370	13,824
	China International Capital Corp. Ltd. Class A	2,732,049	13,759
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	1,686,900	13,740
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,118,076	13,738
	Aier Eye Hospital Group Co. Ltd. Class A	8,654,484	13,674
	Jiangxi Copper Co. Ltd. Class A	2,017,401	13,579
[3]	Topsports International Holdings Ltd.	35,408,479	13,571
	Consun Pharmaceutical Group Ltd.	6,547,994	13,568
	Chifeng Jilong Gold Mining Co. Ltd. Class H	2,873,800	13,528
[1]	China International Marine Containers Group Co. Ltd. Class H	9,814,516	13,517
	Zhejiang Juhua Co. Ltd. Class A	2,503,746	13,484
	Power Construction Corp. of China Ltd. Class A	16,346,502	13,408
	Canmax Technologies Co. Ltd. Class A	822,523	13,361
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,711,800	13,345
	Goldwind Science & Technology Co. Ltd. Class A	3,287,733	13,337
	Shenzhen Envicool Technology Co. Ltd. Class A	952,161	13,316
	Yunnan Baiyao Group Co. Ltd. Class A	1,704,555	13,257
	Lonking Holdings Ltd.	31,065,798	13,225
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,198,480	12,995
	Sinoma Science & Technology Co. Ltd. Class A	1,595,172	12,973
*,1	Damai Entertainment Holdings Ltd.	173,161,139	12,961

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Coal Energy Co. Ltd. Class A	4,700,254	12,883
*,1	China Eastern Airlines Corp. Ltd. Class H	26,021,864	12,872
	China Zheshang Bank Co. Ltd. Class H	41,116,000	12,810
*	FIH Mobile Ltd.	3,978,856	12,758
[1]	Huadian Power International Corp. Ltd. Class H	23,446,209	12,750
	China Energy Engineering Corp. Ltd. Class A	30,615,038	12,709
	Huaqin Co. Ltd. Class A	832,200	12,707
	Xiamen Tungsten Co. Ltd. Class A	1,491,991	12,694
*	China Southern Airlines Co. Ltd. Class H	24,876,505	12,653
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	2,268,883	12,639
	Focus Media Information Technology Co. Ltd. Class A	13,684,272	12,621
*,1	Country Garden Holdings Co. Ltd.	337,563,000	12,610
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,991,500	12,594
	Unisplendour Corp. Ltd. Class A	2,658,247	12,527
*,1	WellCell Holdings Co. Ltd.	31,177,600	12,459
	Xtep International Holdings Ltd.	22,659,841	12,446
	Shanghai United Imaging Healthcare Co. Ltd. Class A	771,580	12,438
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	6,325,926	12,330
*	Suzhou Centec Communications Co. Ltd. Class A	258,502	12,315
	China Galaxy Securities Co. Ltd. Class A	6,533,519	12,278
*,1	China Vanke Co. Ltd. Class H	31,940,061	12,252
	GoerTek Inc. Class A	3,373,886	12,230
	Shenzhen Sunway Communication Co. Ltd. Class A	909,435	12,211
	TCL Technology Group Corp. Class A	19,456,340	12,185
*	Air China Ltd. Class A	12,259,600	12,106
	Shanghai Industrial Holdings Ltd.	6,126,014	12,060
	Shengyi Electronics Co. Ltd. Class A	741,115	12,054
	CIMC Enric Holdings Ltd.	8,952,208	12,016
	Anhui Expressway Co. Ltd. Class H	5,923,025	12,010
	Shanghai Rural Commercial Bank Co. Ltd. Class A	9,139,720	12,003
*	Daqo New Energy Corp. ADR	621,174	11,939
	China Suntien Green Energy Corp. Ltd. Class H	24,250,313	11,900
	Shannon Semiconductor Technology Co. Ltd. Class A	457,700	11,855
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	563,956	11,849
	Anhui Conch Cement Co. Ltd. Class A	3,807,900	11,794
[1,3]	China Merchants Securities Co. Ltd. Class H	6,690,425	11,783
	GD Power Development Co. Ltd. Class A	16,972,670	11,783
	Tuya Inc. ADR	5,115,476	11,766
*	Kuang-Chi Technologies Co. Ltd. Class A	2,035,900	11,716
[1]	Guangzhou Automobile Group Co. Ltd. Class H	32,293,508	11,690
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	279,778	11,664
*	China Eastern Airlines Corp. Ltd. Class A	18,216,610	11,547
*,1,3	Tuhu Car Inc. Class A	6,767,700	11,536
	Guangdong Haid Group Co. Ltd. Class A	1,572,758	11,506
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,817,100	11,465
	Tongling Nonferrous Metals Group Co. Ltd. Class A	12,590,006	11,456
	Greentown Service Group Co. Ltd.	19,538,059	11,449
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	2,024,346	11,417
	RoboTechnik Intelligent Technology Co. Ltd. Class A	159,500	11,375
[1]	Tongguan Gold Group Ltd.	30,630,000	11,270
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	536,952	11,265
	JCET Group Co. Ltd. Class A	1,672,081	11,256
*	Yunnan Energy New Material Group Co. Ltd. Class A	917,230	11,215
[1]	China Energy Engineering Corp. Ltd. Class H	67,572,185	11,193
	Shoucheng Holdings Ltd.	53,798,332	11,188
	COSCO SHIPPING Ports Ltd.	16,005,910	11,166
[3]	Genertec Universal Medical Group Co. Ltd.	14,983,425	11,124
[3]	China Railway Signal & Communication Corp. Ltd. Class H	23,738,444	11,046
	Bank of Chengdu Co. Ltd. Class A	3,928,227	11,016
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,607,900	10,970
	Yutong Bus Co. Ltd. Class A	2,114,200	10,966
	Dazhong Mining Co. Ltd. Class A	1,427,980	10,963
*	Abbisko Cayman Ltd.	6,584,000	10,961
*,1	Shenzhen Dobot Corp. Ltd. Class H	2,682,800	10,954
[3]	Orient Securities Co. Ltd. Class H	13,769,298	10,945
	360 Security Technology Inc. Class A	6,650,891	10,921
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	722,037	10,885
*	Tongwei Co. Ltd. Class A	4,238,043	10,863
	Tianshan Aluminum Group Co. Ltd. Class A	4,412,527	10,850
	EverProX Technologies Co. Ltd. Class A	287,900	10,842

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Putailai New Energy Technology Group Co. Ltd.	2,027,324	10,808
	TongFu Microelectronics Co. Ltd. Class A	1,417,502	10,768
	CNPC Capital Co. Ltd. Class A	7,768,157	10,757
*,1	Grand Pharmaceutical Group Ltd.	13,441,403	10,737
[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	49,275,682	10,676
	China Tobacco International HK Co. Ltd.	2,775,123	10,641
	Poly Property Services Co. Ltd. Class H	2,653,172	10,629
	Rockchip Electronics Co. Ltd. Class A	389,286	10,507
	Chongqing Changan Automobile Co. Ltd. Class A	7,487,757	10,459
*,1	Mixue Group Class H	282,600	10,403
	People's Insurance Co. Group of China Ltd. Class A	9,852,399	10,401
	JinkoSolar Holding Co. Ltd. ADR	444,099	10,370
	Hello Group Inc. Class A ADR	1,658,658	10,350
*	Skyverse Technology Co. Ltd. Class A	357,289	10,348
	YTO Express Group Co. Ltd. Class A	3,282,845	10,343
*,1	Global New Material International Holdings Ltd.	9,557,000	10,342
[1,3]	Shenwan Hongyuan Group Co. Ltd. Class H	28,758,400	10,285
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,422,267	10,258
	Shanghai Baosight Software Co. Ltd. Class B	10,426,046	10,238
*	Seazen Group Ltd.	35,840,348	10,212
[1]	Yuexiu Property Co. Ltd.	20,480,657	10,196
	Shanjin International Gold Co. Ltd. Class A	2,641,918	10,149
	Weibo Corp. Class A	1,224,899	10,141
*	China Southern Airlines Co. Ltd. Class A	12,771,900	10,136
	Sichuan Chuantou Energy Co. Ltd. Class A	4,512,676	10,122
*,1,3	Jinxin Fertility Group Ltd.	33,006,015	10,119
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,128,000	10,091
	Chongqing Changan Automobile Co. Ltd. Class B	20,598,199	10,079
	Zhejiang China Commodities City Group Co. Ltd. Class A	5,167,400	10,070
	Poly Developments & Holdings Group Co. Ltd. Class A	11,155,325	10,051
	Lao Feng Xiang Co. Ltd. Class B	3,113,572	10,042
[1]	China Water Affairs Group Ltd.	15,895,909	10,037
*	CICT Mobile Communication Technology Co. Ltd. Class A	3,478,895	10,006
	Shougang Fushan Resources Group Ltd.	28,076,840	9,960
	Western Mining Co. Ltd. Class A	2,277,167	9,954
*,1,3	Luye Pharma Group Ltd.	30,117,539	9,949
*,1,3	Weimob Inc.	52,864,666	9,944
[1]	China Everbright Ltd.	12,356,287	9,908
	Sihuan Pharmaceutical Holdings Group Ltd.	60,413,035	9,887
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	9,860
	CGN Power Co. Ltd. Class A	14,670,700	9,848
[3]	Qingdao Port International Co. Ltd. Class H	10,040,832	9,826
*,1	Newborn Town Inc.	8,306,747	9,795
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	761,541	9,776
	China Resources Microelectronics Ltd. Class A	1,169,690	9,761
	Zhejiang Chint Electrics Co. Ltd. Class A	2,025,702	9,737
	Shenzhen Megmeet Electrical Co. Ltd. Class A	545,425	9,702
*,3	Legend Holdings Corp. Class H	7,936,853	9,648
	Shenzhen Kinwong Electronic Co. Ltd. Class A	923,660	9,620
[2]	Orient Securities Co. Ltd. Class A	6,967,515	9,596
	Hwatsing Technology Co. Ltd. Class A	328,163	9,556
[1]	JF SmartInvest Holdings Ltd.	2,074,300	9,554
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,809,594	9,526
	China Overseas Property Holdings Ltd.	18,592,294	9,469
*	Suzhou Everbright Photonics Co. Ltd. Class A	181,044	9,381
	Jiangsu Etern Co. Ltd. Class A	1,499,000	9,369
[1,3]	ZJLD Group Inc.	8,954,600	9,333
	Guosen Securities Co. Ltd. Class A	5,930,352	9,328
	Sanan Optoelectronics Co. Ltd. Class A	4,634,981	9,296
	Gotion High-tech Co. Ltd. Class A	1,719,300	9,292
	Nexchip Semiconductor Corp. Class A	1,857,495	9,259
*	National Silicon Industry Group Co. Ltd. Class A	3,033,886	9,227
	Raytron Technology Co. Ltd. Class A	429,255	9,214
*	Dosilicon Co. Ltd. Class A	431,853	9,201
*	Sichuan Huafeng Technology Co. Ltd. Class A	457,638	9,165
*,1,3	China Youran Dairy Group Ltd.	18,614,000	9,157
	China Zheshang Bank Co. Ltd. Class A	21,055,230	9,153
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,665	9,151
*	Grace Fabric Technology Co. Ltd. Class A	517,600	9,148
	Zhongsheng Group Holdings Ltd.	10,020,897	9,147

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Transsion Holdings Co. Ltd. Class A	1,079,743	9,141
	Sinomine Resource Group Co. Ltd. Class A	683,675	9,140
	Shanghai International Airport Co. Ltd. Class A	2,287,836	9,138
	Metallurgical Corp. of China Ltd. Class H	44,804,697	9,137
[1,3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,762,317	9,121
	Yunnan Yuntianhua Co. Ltd. Class A	1,716,173	9,121
*	Hainan Airlines Holding Co. Ltd. Class A	41,210,322	9,120
	Eve Energy Co. Ltd. Class A	850,358	9,096
	Anker Innovations Technology Co. Ltd. Class A	493,420	9,092
	Henan Shijia Photons Technology Co. Ltd. Class A	464,723	9,091
*,3	Alphamab Oncology	6,827,959	9,077
*	Jinko Solar Co. Ltd. Class A	9,281,961	9,077
*	Loongson Technology Corp. Ltd. Class A	370,791	9,065
[1]	West China Cement Ltd.	28,002,756	9,063
*	Chongqing Polycomp International Corp. Class A	3,834,240	9,057
	Advanced Fiber Resources Zhuhai Ltd. Class A	257,365	9,054
	Seres Group Co. Ltd. Class A	693,100	9,044
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	792,622	9,036
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,599,600	8,983
	Lens Technology Co. Ltd. Class H	4,137,800	8,983
	Hubei Dinglong Co. Ltd. Class A	974,900	8,947
[1,3]	Yixin Group Ltd.	36,791,000	8,930
	Delton Technology Guangzhou Inc. Class A	367,000	8,842
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	220,886	8,837
	Hengyi Petrochemical Co. Ltd. Class A	3,410,240	8,830
	Giant Network Group Co. Ltd. Class A	1,827,700	8,804
*	QuantumCTek Co. Ltd. Class A	104,500	8,783
	Huaneng Power International Inc. Class A	8,571,976	8,779
	China Overseas Grand Oceans Group Ltd.	24,118,402	8,770
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,268,380	8,730
*	China Greatwall Technology Group Co. Ltd. Class A	3,005,400	8,720
	Bank of Chongqing Co. Ltd. Class H	8,188,046	8,707
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,453,380	8,706
*	Wuhan Guide Infrared Co. Ltd. Class A	3,988,837	8,694
	Sinofert Holdings Ltd.	43,226,198	8,650
	SUPCON Technology Co. Ltd. Class A	741,127	8,642
*	Lufax Holding Ltd. ADR	4,500,113	8,595
*	VOYAH Automobile Technology Co. Ltd. Class H	11,219,215	8,594
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	529,844	8,534
*	Kunlun Tech Co. Ltd. Class A	1,184,245	8,531
	Great Wall Motor Co. Ltd. Class A	2,920,964	8,524
*	Biwin Storage Technology Co. Ltd. Class A	215,393	8,519
[1,3]	Angelalign Technology Inc.	745,678	8,518
	Huizhou Desay Sv Automotive Co. Ltd. Class A	559,819	8,502
*	iQIYI Inc. ADR	7,181,317	8,474
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,692,835	8,465
*,2	New Horizon Health Ltd.	4,645,117	8,386
	China Lesso Group Holdings Ltd.	14,052,416	8,358
	Huayu Automotive Systems Co. Ltd. Class A	3,043,405	8,324
	China Tourism Group Duty Free Corp. Ltd. Class A	860,992	8,303
	CNGR Advanced Material Co. Ltd. Class A	883,058	8,295
	Zhejiang Dahua Technology Co. Ltd. Class A	3,045,493	8,285
	Yunnan Tin Co. Ltd. Class A	1,583,073	8,272
	Anhui Tongguan Copper Foil Group Co. Ltd. Class A	710,800	8,255
	Ingenic Semiconductor Co. Ltd. Class A	448,646	8,241
*	Hua Hong Semiconductor Ltd. Class A	394,106	8,241
	Baiyin Nonferrous Group Co. Ltd. Class A	7,345,700	8,236
	Guocheng Mining Co. Ltd. Class A	1,089,464	8,217
	Huafon Chemical Co. Ltd. Class A	4,755,805	8,207
	Onewo Inc. Class H	3,777,900	8,180
	Founder Securities Co. Ltd. Class A	7,751,570	8,171
[1]	Weilong Delicious Global Holdings Ltd.	6,691,000	8,138
	Dajin Heavy Industry Co. Ltd. Class A	656,600	8,108
	Chongqing Rural Commercial Bank Co. Ltd. Class A	7,592,500	8,086
[1]	Tiangong International Co. Ltd.	18,463,510	8,085
	Everbright Securities Co. Ltd. Class A	3,623,200	8,079
	Wolong Electric Group Co. Ltd. Class A	1,451,040	8,066
*,1	COFCO Joycome Foods Ltd.	45,851,541	8,061
*,1	Sunshine Lake Pharma Co. Ltd. Class H	1,531,191	8,053
	Sharetronic Data Technology Co. Ltd. Class A	209,552	8,051

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tongkun Group Co. Ltd. Class A	2,257,060	8,017
[1]	Gushengtang Holdings Ltd.	2,107,696	7,991
	Huadong Medicine Co. Ltd. Class A	1,620,263	7,941
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,051,527	7,920
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,166,799	7,920
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,461,600	7,886
	Huaxin Building Materials Group Co. Ltd. Class H	3,710,072	7,884
	Jinduicheng Molybdenum Co. Ltd. Class A	2,733,935	7,882
*	China Rare Earth Resources & Technology Co. Ltd. Class A	982,400	7,874
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,537,031	7,790
*	United Nova Technology Co. Ltd. Class A	7,628,759	7,742
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,440,070	7,727
	Anhui Yingliu Electromechanical Co. Ltd. Class A	693,200	7,718
	ENN Natural Gas Co. Ltd. Class A	2,599,663	7,716
	JNBY Design Ltd.	2,820,164	7,705
	China BlueChemical Ltd. Class H	22,287,366	7,691
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,571,759	7,674
	SG Micro Corp. Class A	565,431	7,653
*	Chengxin Lithium Group Co. Ltd. Class A	871,870	7,647
	Industrial Securities Co. Ltd. Class A	8,562,010	7,627
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,217,425	7,620
	Shenzhen Expressway Corp. Ltd. Class H	8,046,965	7,611
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	45,519,906	7,589
[1,2]	Fu Shou Yuan International Group Ltd.	22,501,420	7,584
*	Founder Technology Group Corp. Class A	4,389,400	7,579
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,448,928	7,503
*	Vnet Group Inc. Class A ADR	897,150	7,455
	Metallurgical Corp. of China Ltd. Class A	17,262,194	7,446
	Fulin Precision Co. Ltd. Class A	1,790,838	7,424
	Lee & Man Paper Manufacturing Ltd.	17,082,016	7,391
	CSI Solar Co. Ltd. Class A	3,461,438	7,380
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	7,344
	Shenzhen Capchem Technology Co. Ltd. Class A	720,473	7,341
	Livzon Pharmaceutical Group Inc. Class H	2,036,405	7,320
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	920,400	7,315
*	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,251
	Maxscend Microelectronics Co. Ltd. Class A	495,605	7,245
	Sunwoda Electronic Co. Ltd. Class A	1,788,704	7,241
	Haisco Pharmaceutical Group Co. Ltd. Class A	842,263	7,230
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	4,908,448	7,226
	Konfoong Materials International Co. Ltd. Class A	272,200	7,217
[1]	Tianneng Power International Ltd.	9,765,375	7,179
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,209,936	7,173
	Guangdong Dtech Technology Co. Ltd. Class A	206,100	7,167
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	7,156
*	Sichuan Hongda Co. Ltd. Class A	2,679,200	7,152
	FinVolution Group ADR	1,441,335	7,149
	China National Chemical Engineering Co. Ltd. Class A	5,645,843	7,122
	COSCO SHIPPING Development Co. Ltd. Class H	50,111,512	7,115
*,1,3	Yidu Tech Inc.	9,035,695	7,115
*	Chongqing Afari Technology Co. Ltd. Class A	4,315,000	7,106
	Shenzhen Kedali Industry Co. Ltd. Class A	252,005	7,095
*	Jiujiang Defu Technology Co. Ltd. Class A	636,800	7,076
	Hundsun Technologies Inc. Class A	1,792,351	7,074
	Shanghai Baosight Software Co. Ltd. Class A	2,122,552	7,073
	Neway Valve Suzhou Co. Ltd. Class A	765,800	7,064
*,1	DPC Dash Ltd.	1,087,700	7,027
*	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	136,482	7,023
	China Datang Corp. Renewable Power Co. Ltd. Class H	35,964,753	7,009
	Poly Property Group Co. Ltd.	28,207,730	6,974
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	676,289	6,966
[1,3]	Blue Moon Group Holdings Ltd.	17,162,272	6,963
*	Skyworth Group Ltd.	8,640,344	6,947
	Huadian Power International Corp. Ltd. Class A	9,486,872	6,936
*	Remegen Co. Ltd. Class A	363,135	6,934
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,293,800	6,931
	CIG Shanghai Co. Ltd. Class A	269,200	6,931
*	EHang Holdings Ltd. ADR	709,434	6,924
*,1	Flat Glass Group Co. Ltd. Class H	6,023,777	6,896
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	379,498	6,896

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sangfor Technologies Inc. Class A	398,894	6,894
	Shenzhen MTC Co. Ltd. Class A	4,222,900	6,865
	Geovis Technology Co. Ltd. Class A	823,068	6,858
	Shanghai International Port Group Co. Ltd. Class A	9,356,000	6,855
	Kingsemi Co. Ltd. Class A	199,647	6,830
	Beijing Sifang Automation Co. Ltd. Class A	826,800	6,825
	China XD Electric Co. Ltd. Class A	2,739,483	6,823
[1]	Towngas Smart Energy Co. Ltd.	15,011,733	6,789
	Shenzhen Honor Electronic Co. Ltd. Class A	112,900	6,780
	Castech Inc. Class A	527,820	6,718
	Tsingtao Brewery Co. Ltd. Class A	721,758	6,702
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,823,516	6,692
	Hangzhou First Applied Material Co. Ltd. Class A	2,425,889	6,679
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,111,267	6,669
	Shanghai Electric Power Co. Ltd. Class A	2,671,808	6,664
*	Shanghai Stonehill Technology Co. Ltd. Class A	5,248,921	6,661
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,657,267	6,653
*	Yangzijiang Financial Holding Ltd.	32,218,058	6,633
	Huaneng Lancang River Hydropower Inc. Class A	4,761,800	6,630
	YongXing Special Materials Technology Co. Ltd. Class A	516,690	6,614
	Sichuan Expressway Co. Ltd. Class H	8,741,253	6,585
	Empyrean Technology Co. Ltd. Class A	504,083	6,583
*	Beijing Capital International Airport Co. Ltd. Class H	27,052,191	6,580
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,546,728	6,580
*	Maanshan Iron & Steel Co. Ltd. Class H	20,158,000	6,568
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,078,100	6,566
	Datang International Power Generation Co. Ltd. Class A	10,683,311	6,525
	Beijing Kingsoft Office Software Inc. Class A	175,997	6,517
[1]	China Resources Beverage Holdings Co. Ltd.	5,852,800	6,516
	First Tractor Co. Ltd. Class H	5,514,714	6,498
	Q Technology Group Co. Ltd.	6,190,379	6,496
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	6,455
	Citic Pacific Special Steel Group Co. Ltd. Class A	2,884,088	6,454
	Shenghe Resources Holding Co. Ltd. Class A	1,680,900	6,452
	Haohua Chemical Science & Technology Co. Ltd. Class A	1,200,097	6,425
[1]	China Risun Group Ltd.	16,527,094	6,423
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,655,492	6,414
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,500	6,399
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,789,900	6,393
*	Optowide Technologies Co. Ltd. Class A	130,044	6,376
	GEM Co. Ltd. Class A	4,722,320	6,364
	Zheshang Securities Co. Ltd. Class A	4,388,661	6,350
	Sinopec Kantons Holdings Ltd.	12,206,714	6,349
	Spring Airlines Co. Ltd. Class A	915,500	6,334
	Fujian Wanchen Food Group Co. Ltd. Class A	190,300	6,323
[3]	China East Education Holdings Ltd.	9,321,627	6,319
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	4,793,640	6,317
	Hunan Gold Corp. Ltd. Class A	1,469,546	6,311
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,289,283	6,268
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,274,204	6,257
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	652,335	6,253
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	169,374	6,247
	XTC New Energy Materials Xiamen Co. Ltd. Class A	513,058	6,241
[3]	AK Medical Holdings Ltd.	7,715,497	6,235
	Yunnan Copper Co. Ltd. Class A	2,203,000	6,230
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,442,850	6,229
*	Talkweb Information System Co. Ltd. Class A	1,190,883	6,229
	Yealink Network Technology Corp. Ltd. Class A	1,163,005	6,227
	Nanya New Material Technology Co. Ltd. Class A	241,981	6,225
	Sailun Group Co. Ltd. Class A	3,043,343	6,220
	Zhejiang Cfmoto Power Co. Ltd. Class A	154,200	6,214
	Anhui Gujing Distillery Co. Ltd. Class A	395,337	6,209
*	JoulWatt Technology Co. Ltd. Class A	454,059	6,194
	Pharmaron Beijing Co. Ltd. Class A	1,430,159	6,173
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	6,167
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,654,200	6,155
[1]	Shanghai Chicmax Cosmetic Co. Ltd. Class H	1,021,500	6,148
	BOE Technology Group Co. Ltd. Class B	12,351,229	6,144
	Do-Fluoride New Materials Co. Ltd. Class A	1,146,400	6,137
	Leader Harmonious Drive Systems Co. Ltd. Class A	185,261	6,127

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hainan Jinpan Smart Technology Co. Ltd. Class A	470,174	6,116
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	238,500	6,109
	Chengtun Mining Group Co. Ltd. Class A	2,999,100	6,107
*	Amlogic Shanghai Co. Ltd. Class A	391,485	6,101
	Jiangsu Financial Leasing Co. Ltd. Class A	6,038,427	6,098
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	1,381,455	6,098
	Leo Group Co. Ltd. Class A	6,397,200	6,084
	Changjiang Securities Co. Ltd. Class A	5,169,432	6,080
	L&K Engineering Suzhou Co. Ltd. Class A	219,200	6,067
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	1,215,426	6,064
	Sichuan EM Technology Co. Ltd. Class A	1,048,500	6,056
	Beijing Enlight Media Co. Ltd. Class A	2,766,480	6,012
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	473,400	6,006
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	280,161	5,986
	Beijing New Building Materials plc Class A	1,568,735	5,963
	Shenergy Co. Ltd. Class A	4,480,900	5,946
	Puya Semiconductor Shanghai Co. Ltd. Class A	147,524	5,940
	Zhejiang Yinlun Machinery Co. Ltd. Class A	873,335	5,938
	Goneo Group Co. Ltd. Class A	903,073	5,936
	Guanghui Energy Co. Ltd. Class A	5,999,300	5,932
	Qilu Bank Co. Ltd. Class A	6,338,485	5,930
	Guangshen Railway Co. Ltd. Class H	19,393,193	5,929
*	SICC Co. Ltd. Class A	398,717	5,913
*	ASR Microelectronics Co. Ltd. Class A	394,539	5,889
	Zhongtai Securities Co. Ltd. Class A	6,647,855	5,874
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,416,720	5,846
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,540,261	5,846
	Hainan Airport Infrastructure Co. Ltd. Class A	11,008,339	5,840
	Guobo Electronics Co. Ltd. Class A	323,788	5,838
	Ningbo Zhenyu Technology Co. Ltd. Class A	178,982	5,826
	Zhejiang Longsheng Group Co. Ltd. Class A	3,025,505	5,824
	Hangzhou Tigermed Consulting Co. Ltd. Class A	715,980	5,821
	Ningbo Orient Wires & Cables Co. Ltd. Class A	637,700	5,811
	Shandong Sun Paper Industry JSC Ltd. Class A	2,680,900	5,785
	Tianshui Huatian Technology Co. Ltd. Class A	2,998,345	5,785
	Dongxing Securities Co. Ltd. Class A	2,967,222	5,760
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	303,393	5,736
	Wangsu Science & Technology Co. Ltd. Class A	2,426,000	5,729
[1]	CGN New Energy Holdings Co. Ltd.	17,057,506	5,729
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	5,693
*	Sensteed Hi-tech Group Class A	10,058,500	5,692
	Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	159,611	5,685
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,598,178	5,682
	Goldenmax International Group Ltd. Class A	858,300	5,678
	Western Superconducting Technologies Co. Ltd. Class A	596,930	5,678
[1]	China Modern Dairy Holdings Ltd.	33,671,317	5,664
	SDIC Capital Co. Ltd. Class A	5,743,800	5,656
	Bank of Changsha Co. Ltd. Class A	3,870,400	5,651
	Asymchem Laboratories Tianjin Co. Ltd. Class A	305,296	5,644
[1,3]	Linklogis Inc. Class B	17,967,793	5,615
	Olympic Circuit Technology Co. Ltd. Class A	720,500	5,612
*	Far East Smarter Energy Co. Ltd. Class A	2,243,600	5,609
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	5,596
	Zhejiang Hailiang Co. Ltd. Class A	2,113,600	5,580
	Hangzhou GreatStar Industrial Co. Ltd.	1,108,000	5,569
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	266,398	5,550
	ACM Research Shanghai Inc. Class A	242,239	5,517
*	Trina Solar Co. Ltd. Class A	2,162,376	5,515
	Sichuan Changhong Electric Co. Ltd. Class A	4,293,700	5,513
	Jiangsu Yoke Technology Co. Ltd. Class A	437,400	5,498
	Kingnet Network Co. Ltd. Class A	2,075,700	5,493
	Zhejiang Sling Intelligent Drive Group Co. Ltd.	232,710	5,486
	Ningbo Joyson Electronic Corp. Class A	1,301,400	5,485
	Health & Happiness H&H International Holdings Ltd.	2,977,807	5,457
*	Xinjiang Daqo New Energy Co. Ltd. Class A	1,658,847	5,445
[1]	China Resources Building Materials Technology Holdings Ltd.	31,451,498	5,443
	SooChow Securities Co. Ltd. Class A	4,608,877	5,441
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,273,507	5,432
*	Yonyou Network Technology Co. Ltd. Class A	3,148,985	5,407
	Guangzhou Haige Communications Group Inc. Co. Class A	2,277,259	5,391

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Suzhou Kematek Inc. Class A	347,100	5,390
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	709,320	5,370
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	5,134,686	5,367
	Huaibei Mining Holdings Co. Ltd. Class A	2,469,766	5,358
	LB Group Co. Ltd. Class A	2,159,900	5,354
*	Addsino Co. Ltd. Class A	1,486,300	5,347
	Isoftstone Information Technology Group Co. Ltd. Class A	918,678	5,332
	New Hope Liuhe Co. Ltd. Class A	4,162,287	5,327
*	Quzhou Xin'an Development Co. Ltd. Class A	7,977,400	5,327
	JCHX Mining Management Co. Ltd. Class A	577,834	5,326
	Andon Health Co. Ltd. Class A	493,572	5,326
*	Ningbo Shanshan Co. Ltd. Class A	2,175,924	5,324
*	Wintime Energy Group Co. Ltd. Class A	20,473,100	5,322
	TDG Holdings Co. Ltd. Class A	1,289,100	5,283
	Intco Medical Technology Co. Ltd. Class A	631,800	5,279
	Goke Microelectronics Co. Ltd. Class A	200,500	5,261
	Shenzhen Huaqiang Industry Co. Ltd. Class A	967,730	5,252
	Hangcha Group Co. Ltd. Class A	1,314,201	5,241
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	863,900	5,241
	Sun Art Retail Group Ltd.	28,111,328	5,231
*	China Vanke Co. Ltd. Class A	9,109,238	5,225
	Yuexiu Transport Infrastructure Ltd.	10,154,245	5,172
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	3,910,061	5,169
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	725,386	5,162
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	728,493	5,153
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,313,573	5,148
	Bank of Suzhou Co. Ltd. Class A	4,119,080	5,136
	JL Mag Rare-Earth Co. Ltd. Class A	1,058,853	5,131
	Ginlong Technologies Co. Ltd. Class A	366,910	5,113
	Beijing Tong Ren Tang Co. Ltd. Class A	1,255,334	5,104
	Sai Micro Electronics Inc. Class A	752,574	5,090
	Guolian Minsheng Securities Co. Ltd. Class A	3,593,900	5,086
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	507,907	5,085
	Ecovacs Robotics Co. Ltd. Class A	530,240	5,079
	Youngor Fashion Co. Ltd. Class A	4,510,400	5,078
	Mango Excellent Media Co. Ltd. Class A	1,776,599	5,071
*	3peak Inc. Class A	128,320	5,067
	Beijing Yanjing Brewery Co. Ltd. Class A	2,598,810	5,063
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	880,200	5,058
	Jiangsu Hoperun Software Co. Ltd. Class A	756,000	5,036
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,129,280	5,030
	Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	131,565	5,023
	Caitong Securities Co. Ltd. Class A	4,129,990	5,014
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,267,900	5,009
	Hoshine Silicon Industry Co. Ltd. Class A	762,680	5,004
	Keda Industrial Group Co. Ltd. Class A	1,760,841	4,998
	China Great Wall Securities Co. Ltd. Class A	3,825,800	4,998
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,109,200	4,989
	GalaxyCore Inc. Class A	2,460,636	4,988
	Ming Yang Smart Energy Group Ltd. Class A	2,137,483	4,983
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	257,600	4,979
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,578,850	4,973
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,752,200	4,970
*	Tianfeng Securities Co. Ltd. Class A	9,420,800	4,968
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,089,279	4,959
*	Beijing Yandong Microelectronic Co. Ltd. Class A	789,567	4,953
	China Railway Signal & Communication Corp. Ltd. Class A	6,576,790	4,948
*,2	Hopson Development Holdings Ltd.	14,642,216	4,935
	China Foods Ltd.	10,388,706	4,929
	Nantong Jianghai Capacitor Co. Ltd. Class A	871,545	4,926
*	JA Solar Technology Co. Ltd. Class A	3,063,794	4,894
	HMT Xiamen New Technical Materials Co. Ltd. Class A	326,800	4,888
	China Shineway Pharmaceutical Group Ltd.	3,929,854	4,876
	Smartsens Technology Shanghai Co. Ltd. Class A	376,085	4,871
	Red Avenue New Materials Group Co. Ltd. Class A	613,400	4,864
	SSY Group Ltd.	16,512,411	4,861
	Changchun High-Tech Industry Group Co. Ltd. Class A	388,973	4,854
	All Winner Technology Co. Ltd. Class A	919,294	4,851
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	9,516,100	4,847
*	China National Software & Service Co. Ltd. Class A	874,298	4,846

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	838,435	4,839
*	Hunan Silver Co. Ltd. Class A	2,833,100	4,835
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	645,600	4,828
	PAX Global Technology Ltd.	9,658,609	4,817
	Dong-E-E-Jiao Co. Ltd. Class A	596,480	4,809
*	Orbbec Inc. Class A	408,959	4,807
	Suzhou Tianmai Thermal Technology Co. Ltd. Class A	117,000	4,803
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,001,400	4,802
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	262,960	4,800
	Sichuan New Energy Power Co. Ltd. Class A	1,870,007	4,790
*	Henan Zhongfu Industry Co. Ltd. Class A	4,199,800	4,789
	Beijing Easpring Material Technology Co. Ltd. Class A	511,000	4,780
*	Yonghui Superstores Co. Ltd. Class A	8,468,400	4,780
	Glarun Technology Co. Ltd. Class A	1,186,100	4,773
	Shaanxi Sirui Advanced Materials Co. Ltd. Class A	776,653	4,773
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	552,083	4,772
*,3	CanSino Biologics Inc. Class H	1,259,702	4,770
	First Capital Securities Co. Ltd. Class A	4,252,600	4,766
	Western Metal Materials Co. Ltd. Class A	507,500	4,757
	Guangzhou Automobile Group Co. Ltd. Class A	4,581,485	4,736
*,2	Wingtech Technology Co. Ltd. Class A	1,148,846	4,731
	Imeik Technology Development Co. Ltd. Class A	280,660	4,728
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,715,775	4,727
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	521,372	4,724
*,3	BAIC Motor Corp. Ltd. Class H	26,320,954	4,694
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,412,916	4,686
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	7,428,900	4,684
	Kehua Data Co. Ltd. Class A	518,780	4,678
*	Seazen Holdings Co. Ltd. Class A	2,156,235	4,673
	Cathay Biotech Inc. Class A	662,190	4,670
*	China First Heavy Industries Co. Ltd. Class A	6,988,600	4,661
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	838,380	4,654
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,156,269	4,652
	BOC International China Co. Ltd. Class A	2,545,100	4,647
	Linktel Technologies Co. Ltd. Class A	133,500	4,642
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	4,616
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	355,135	4,607
	Jiangxi Jovo Energy Co. Ltd. Class A	687,900	4,603
	Loncin Motor Co. Ltd. Class A	2,044,600	4,601
	T&S Communications Co. Ltd. Class A	229,500	4,590
*,1,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	3,408,800	4,569
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,711,400	4,565
	Tong Ren Tang Technologies Co. Ltd. Class H	9,260,777	4,555
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,553
*,1	Xinte Energy Co. Ltd. Class H	5,437,405	4,542
	Kaishan Group Co. Ltd. Class A	1,002,149	4,537
	Oriental Pearl Group Co. Ltd. Class A	3,086,500	4,536
	APT Medical Inc. Class A	130,024	4,527
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	4,524
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	4,512
	Western Region Gold Co. Ltd. Class A	937,000	4,505
*,1,3	Ocumension Therapeutics	4,736,327	4,504
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,211,472	4,498
[1,3]	Everbright Securities Co. Ltd. Class H	4,374,032	4,491
	China International Marine Containers Group Co. Ltd. Class A	2,464,650	4,481
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	367,500	4,475
	Shenzhen SC New Energy Technology Corp. Class A	325,906	4,474
*	Xiamen Changelight Co. Ltd. Class A	917,430	4,473
	Inner Mongolia Berun Chemical Co. Ltd. Class A	3,394,230	4,469
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,267,200	4,469
	Cinda Securities Co. Ltd. Class A	1,796,700	4,467
	Hisense Visual Technology Co. Ltd. Class A	1,189,200	4,466
	Shenzhen Energy Group Co. Ltd. Class A	4,450,157	4,463
[1,3]	Maoyan Entertainment	5,807,977	4,451
	Henan Pinggao Electric Co. Ltd. Class A	1,377,200	4,450
	Shenzhen Han's CNC Technology Co. Ltd. Class A	164,600	4,446
	Nanjing Iron & Steel Co. Ltd. Class A	5,616,646	4,438
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,442,800	4,425
	China Oilfield Services Ltd. Class A	1,997,090	4,421
	Wuhan Dameng Database Co. Ltd. Class A	113,646	4,420

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,183,300	4,415
	Sunresin New Materials Co. Ltd. Class A	470,442	4,411
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,945,281	4,410
*	CCOOP Group Co. Ltd. Class A	17,138,700	4,403
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	2,294,900	4,398
	Sinolink Securities Co. Ltd. Class A	3,319,500	4,379
	Angel Yeast Co. Ltd. Class A	794,100	4,371
	China Rare Earth Nonferrous Metals Co. Ltd. Class A	322,900	4,368
[1]	Xinyi Energy Holdings Ltd.	28,603,177	4,359
*	Youdao Inc. ADR	369,834	4,342
*	Bohai Leasing Co. Ltd. Class A	6,310,900	4,339
	COFCO Sugar Holding Co. Ltd. Class A	1,964,900	4,332
	GCL Energy Technology Co. Ltd. Class A	1,662,100	4,332
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	310,900	4,329
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	931,000	4,327
	Liaoning Port Co. Ltd. Class A	17,969,865	4,322
*	China Education Group Holdings Ltd.	14,547,248	4,320
	Hunan Valin Steel Co. Ltd. Class A	6,331,440	4,316
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	4,312
	Espressif Systems Shanghai Co. Ltd. Class A	169,750	4,307
*,1,3	China Bohai Bank Co. Ltd. Class H	37,916,427	4,306
	Anjoy Foods Group Co. Ltd. Class A	267,728	4,298
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	262,325	4,291
	Western Securities Co. Ltd. Class A	4,066,144	4,289
	Ruijie Networks Co. Ltd. Class A	314,020	4,289
	Changshu Tianyin Electromechanical Co. Ltd. Class A	426,300	4,282
	HLA Group Corp. Ltd. Class A	4,398,863	4,261
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	4,255
	Beijing Compass Technology Development Co. Ltd. Class A	293,505	4,253
	Wuhan DR Laser Technology Corp. Ltd. Class A	275,016	4,230
*,1	Yanlord Land Group Ltd.	7,711,392	4,222
*	Sohu.com Ltd. ADR	274,107	4,221
	Qingdao TGOOD Electric Co. Ltd. Class A	969,518	4,210
	Perfect World Co. Ltd. Class A	1,881,950	4,202
	Luster LightTech Co. Ltd. Class A	479,653	4,187
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,793,133	4,171
	Huaxin Building Materials Group Co. Ltd. Class A	1,321,581	4,169
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,492,900	4,167
	Sinomach Precision Industry Group Co. Ltd. Class A	542,400	4,166
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	949,500	4,159
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,656,546	4,148
	Guangdong Hongda Holdings Group Co. Ltd. Class A	776,900	4,146
	Zhejiang Taotao Vehicles Co. Ltd. Class A	104,400	4,145
	Xizang Zhufeng Resources Co. Ltd. Class A	1,016,940	4,140
	Beijing Sinnet Technology Co. Ltd. Class A	1,763,000	4,136
	Sigmastar Technology Ltd. Class A	340,267	4,132
	Skshu Paint Co. Ltd. Class A	659,896	4,127
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,871,200	4,127
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	242,204	4,114
	Ningbo Zhoushan Port Co. Ltd. Class A	7,581,846	4,112
*	BAIC Foton Motor Co. Ltd. Class A	7,936,400	4,109
	Shenzhen Goodix Technology Co. Ltd. Class A	430,100	4,105
	Digital China Group Co. Ltd. Class A	738,400	4,104
	Beijing Roborock Technology Co. Ltd. Class A	241,010	4,099
	Shanghai AtHub Co. Ltd. Class A	752,266	4,095
	POCO Holding Co. Ltd. Class A	286,600	4,093
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,982,700	4,092
	Changzhou Fusion New Material Co. Ltd. Class A	269,969	4,088
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	883,900	4,086
	Jiangsu Pacific Quartz Co. Ltd. Class A	502,649	4,083
	Jiangsu Leadmicro Nano Technology Co. Ltd. Class A	348,637	4,081
	Shenzhen SEICHI Technologies Co. Ltd. Class A	94,036	4,080
	Offshore Oil Engineering Co. Ltd. Class A	4,102,200	4,069
	Youngy Co. Ltd. Class A	254,800	4,068
[1]	China Resources Medical Holdings Co. Ltd.	11,127,418	4,062
	North Copper Co. Ltd. Class A	1,913,500	4,060
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	4,048
[1,3]	Joinn Laboratories China Co. Ltd. Class H	1,461,958	4,045
	BrightGene Bio-Medical Technology Co. Ltd. Class A	436,435	4,044
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	264,436	4,043

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1,3]	AsiaInfo Technologies Ltd.	5,607,627	4,034
	China Lilang Ltd.	8,202,094	4,020
*	Jushri Technologies Inc. Class A	629,600	4,020
*	Hangzhou Iron & Steel Co. Class A	3,122,500	4,014
	G-bits Network Technology Xiamen Co. Ltd. Class A	66,949	4,005
	Heilongjiang Agriculture Co. Ltd. Class A	1,633,800	4,004
	Huaan Securities Co. Ltd. Class A	4,896,093	4,004
	Thunder Software Technology Co. Ltd. Class A	423,828	3,992
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,849,833	3,989
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	578,150	3,986
	Shenzhen Sunlord Electronics Co. Ltd. Class A	797,600	3,985
	State Grid Information & Communication Co. Ltd. Class A	1,580,322	3,974
	Qingdao Hanhe Cable Co. Ltd. Class A	3,100,816	3,971
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	924,130	3,969
*	Angang Steel Co. Ltd. Class H	21,115,121	3,966
	Intsig Information Co. Ltd. Class A	195,347	3,958
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,179,900	3,956
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,098,443	3,952
	Tibet Urban Development & Investment Co. Ltd. Class A	986,000	3,949
	Jiangsu Yangnong Chemical Co. Ltd. Class A	370,810	3,937
	Beijing Jingneng Power Co. Ltd. Class A	5,496,400	3,936
	CNOOC Energy Technology & Services Ltd. Class A	6,050,400	3,928
	Guangdong Electric Power Development Co. Ltd. Class B	14,620,512	3,921
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,955,300	3,919
*	OFILM Group Co. Ltd. Class A	3,062,214	3,919
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	840,300	3,919
	Shanghai Huace Navigation Technology Ltd. Class A	841,008	3,915
	Jiangsu Azure Corp. Class A	1,287,600	3,914
	Xinfengming Group Co. Ltd. Class A	1,438,869	3,912
	Fujian Funeng Co. Ltd. Class A	2,665,434	3,911
	GRG Banking Equipment Co. Ltd. Class A	2,283,743	3,910
	ZCZL Industrial Technology Group Co. Ltd.	1,424,200	3,908
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,905
	Bestechnic Shanghai Co. Ltd. Class A	156,004	3,901
	Nanjing Securities Co. Ltd. Class A	3,613,900	3,900
	Beijing Tricolor Technology Co. Ltd. Class A	186,700	3,892
	NetDragon Websoft Holdings Ltd.	3,514,629	3,886
	Beibuwan Port Co. Ltd. Class A	2,292,905	3,885
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	11,697,070	3,882
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,878
	DHC Software Co. Ltd. Class A	3,195,600	3,871
*	BeOne Medicines Ltd. Class A	111,481	3,869
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,306,600	3,849
	Wuchan Zhongda Group Co. Ltd. Class A	5,119,185	3,845
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	132,109	3,843
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,821,548	3,838
	COSCO SHIPPING Development Co. Ltd. Class A	9,826,572	3,832
	Guangdong Aofei Data Technology Co. Ltd. Class A	1,040,870	3,829
	Hubei Zhenhua Chemical Co. Ltd. Class A	736,900	3,818
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,825,744	3,816
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	3,812
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	457,775	3,810
	Grandblue Environment Co. Ltd. Class A	811,936	3,809
	Bethel Automotive Safety Systems Co. Ltd. Class A	562,540	3,803
	Zhende Medical Co. Ltd. Class A	281,700	3,802
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,799,700	3,800
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	290,371	3,799
	CECEP Wind-Power Corp. Class A	6,070,147	3,796
	Zhejiang Dingli Machinery Co. Ltd. Class A	468,585	3,795
*	J-Yuan Trust Co. Ltd. Class A	8,780,700	3,790
	Moon Environment Technology Co. Ltd. Class A	1,032,200	3,790
	Beijing Teamsun Technology Co. Ltd. Class A	1,167,520	3,780
	Xiamen C & D Inc. Class A	2,711,800	3,776
*	DingDong Cayman Ltd. ADR	1,455,652	3,770
	Joinn Laboratories China Co. Ltd. Class A	659,282	3,769
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,485,286	3,760
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,634,936	3,757
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	3,755
	Sinotruk Jinan Truck Co. Ltd. Class A	1,171,419	3,753
[1]	Chervon Holdings Ltd.	1,800,600	3,744

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	3,741
	Shengda Resources Co. Ltd. Class A	693,600	3,741
	Mloptic Corp. Class A	53,491	3,736
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	616,680	3,731
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,097,070	3,729
	CITIC Heavy Industries Co. Ltd. Class A	4,189,306	3,728
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	729,955	3,723
	INESA Intelligent Tech Inc. Class B	5,249,900	3,708
*	Pantum Technology Co. Ltd.	1,316,464	3,706
	Xi'an Bright Laser Technologies Co. Ltd. Class A	287,358	3,700
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,692
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,685
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	3,685
	Weihai Guangwei Composites Co. Ltd. Class A	760,384	3,683
	Zhejiang XCC Group Co. Ltd. Class A	373,200	3,668
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	902,517	3,665
	Xiamen Amoytop Biotech Co. Ltd. Class A	429,407	3,664
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,659
	Sinotrans Ltd. Class A	4,160,521	3,657
*	Shenzhen Infogem Technologies Co. Ltd. Class A	663,600	3,648
	SPIC Green Energy Co. Ltd. Class A	3,815,700	3,645
[1]	Zhongyu Energy Holdings Ltd.	10,453,677	3,643
	Shanghai Vital Microtech Co. Ltd.	898,000	3,642
*	Henan Yuneng Holdings Co. Ltd. Class A	1,621,724	3,635
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,633
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	847,861	3,624
[1]	Tianli International Holdings Ltd.	17,273,057	3,621
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	1,003,500	3,617
	Capital Securities Co. Ltd. Class A	1,477,800	3,609
*,1	Shenzhen Investment Ltd.	34,333,328	3,607
*	AVIC Chengdu UAS Co. Ltd. Class A	536,273	3,607
*,1,3	Bairong Inc. Class B	4,012,000	3,604
	Swancor Advanced Materials Co. Ltd. Class A	203,808	3,603
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,152,304	3,600
*	Flat Glass Group Co. Ltd. Class A	1,809,326	3,598
	China Film Group Co. Ltd. Class A	1,777,232	3,595
	Hubei Energy Group Co. Ltd. Class A	5,042,267	3,594
	Southwest Securities Co. Ltd. Class A	5,775,609	3,594
	Ming Yuan Cloud Group Holdings Ltd.	13,320,192	3,590
	Hualan Biological Engineering Inc. Class A	1,694,155	3,583
	Grinm Advanced Materials Co. Ltd. Class A	887,700	3,578
*	Xiangcai Co. Ltd. Class A	2,735,742	3,575
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	3,329,485	3,568
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,561
	Chongqing Brewery Co. Ltd. Class A	440,789	3,555
*	Tsinghua Tongfang Co. Ltd. Class A	3,025,200	3,552
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,541
*	GoodWe Technologies Co. Ltd. Class A	222,433	3,537
	Xuji Electric Co. Ltd. Class A	953,600	3,536
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,591,200	3,528
	Essence Fastening Systems Shanghai Co. Ltd. Class A	136,431	3,519
	Wuxi Autowell Technology Co. Ltd. Class A	292,828	3,517
	STO Express Co. Ltd. Class A	1,462,947	3,508
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,624,896	3,505
[1]	Yuexiu REIT	37,954,986	3,498
	Anhui Yingjia Distillery Co. Ltd. Class A	627,454	3,495
	COFCO Capital Holdings Co. Ltd. Class A	2,321,784	3,491
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,459,240	3,486
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	244,980	3,485
	Tibet Huayu Mining Co. Ltd. Class A	825,900	3,483
[1]	Central China Securities Co. Ltd. Class H	14,369,093	3,482
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,446,137	3,476
	LexinFintech Holdings Ltd. ADR	1,646,123	3,473
	Hangzhou Zhongheng Electric Co. Ltd. Class A	575,600	3,465
	Oppein Home Group Inc. Class A	502,089	3,462
	Tongyu Communication Inc. Class A	540,110	3,461
	AVICOPTER plc Class A	755,891	3,458
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	3,455
	Jinko Power Technology Co. Ltd. Class A	3,613,900	3,445
	Juneyao Airlines Co. Ltd. Class A	2,052,352	3,440

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	463,172	3,433
	Eastern Air Logistics Co. Ltd. Class A	1,463,891	3,433
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	3,428
	Chengdu Hi-tech Development Co. Ltd. Class A	352,200	3,426
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	630,407	3,422
	Sealand Securities Co. Ltd. Class A	5,956,200	3,421
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	3,421
*,1,3	Haichang Ocean Park Holdings Ltd.	61,592,070	3,413
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,410
*	Pacific Securities Co. Ltd. Class A	6,302,199	3,409
	Fujian Longking Co. Ltd. Class A	1,246,100	3,405
[1]	BBMG Corp. Class H	34,981,454	3,403
	China Coal Xinji Energy Co. Ltd. Class A	2,585,930	3,393
	StarPower Semiconductor Ltd. Class A	222,235	3,391
	Shui On Land Ltd.	49,873,378	3,387
	Wuxi Taiji Industry Ltd. Co. Class A	2,381,953	3,386
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,385
	Hesteel Co. Ltd. Class A	9,894,043	3,384
	CITIC Metal Co. Ltd. Class A	1,659,400	3,380
*	Gaotu Techedu Inc. ADR	1,806,165	3,378
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,577,355	3,376
*	Holitech Technology Co. Ltd. Class A	7,848,100	3,375
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,688,100	3,375
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	2,441,900	3,368
	China Railway Construction Heavy Industry Corp. Ltd. Class A	4,814,383	3,345
	Minmetals Capital Co. Ltd. Class A	4,344,200	3,343
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	3,338
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	2,070,624	3,336
	Guangdong Dowstone Technology Co. Ltd. Class A	839,500	3,330
	iRay Group Class A	198,138	3,330
*	Kangmei Pharmaceutical Co. Ltd. Class A	13,267,000	3,327
*	North Industries Group Red Arrow Co. Ltd. Class A	1,281,200	3,321
*	Guosheng Securities Inc. Class A	1,783,600	3,312
*	Vantone Neo Development Group Co. Ltd. Class A	1,996,141	3,309
	Guizhou Chanhen Chemical Corp. Class A	615,600	3,307
	INESA Intelligent Tech Inc. Class A	1,031,583	3,305
	Sinoma International Engineering Co. Class A	2,411,200	3,303
	Beijing Shiji Information Technology Co. Ltd. Class A	2,216,377	3,296
*,1	Sinopec Oilfield Service Corp. Class H	31,380,792	3,282
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	260,100	3,276
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	3,275
	Shanghai Zhonggu Logistics Co. Ltd. Class A	2,058,468	3,272
	Huali Industrial Group Co. Ltd. Class A	584,944	3,271
	CSG Holding Co. Ltd. Class B	17,537,213	3,268
	Ningbo Huaxiang Electronic Co. Ltd. Class A	850,800	3,261
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	262,700	3,258
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	3,250
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	460,500	3,247
*	Beijing BDStar Navigation Co. Ltd. Class A	540,100	3,245
	CECEP Solar Energy Co. Ltd. Class A	4,432,600	3,244
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	983,300	3,232
	Levima Advanced Materials Corp. Class A	913,103	3,230
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,237,298	3,230
*	Maanshan Iron & Steel Co. Ltd. Class A	5,684,361	3,227
	Hebei Huatong Wires & Cables Group Co. Ltd. Class A	514,100	3,227
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	430,060	3,222
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	3,219
	Changzheng Engineering Technology Co. Ltd. Class A	498,726	3,216
*	Zhejiang Yongtai Technology Co. Ltd. Class A	892,164	3,215
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,207
	Shanghai Construction Group Co. Ltd. Class A	8,094,700	3,207
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	206,194	3,205
	China Zhenhua Group Science & Technology Co. Ltd. Class A	511,500	3,203
*	Nanjing Tanker Corp. Class A	4,881,771	3,202
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	297,274	3,202
*	Siasun Robot & Automation Co. Ltd. Class A	1,453,840	3,201
	Hongta Securities Co. Ltd. Class A	2,886,800	3,190
*	Sinopec Oilfield Service Corp. Class A	8,000,300	3,186
	Baimtec Material Co. Ltd. Class A	377,070	3,171
	China Baoan Group Co. Ltd. Class A	2,491,935	3,167

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tian Di Science & Technology Co. Ltd. Class A	3,773,445	3,148
	Bank of Chongqing Co. Ltd. Class A	2,050,159	3,148
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	303,900	3,148
*	Geo-Jade Petroleum Corp. Class A	4,592,800	3,146
	Shandong Linglong Tyre Co. Ltd. Class A	1,616,416	3,137
	Shandong Humon Smelting Co. Ltd. Class A	1,281,700	3,135
	Hydsoft Technology Co. Ltd. Class A	418,300	3,134
*	Shanghai DZH Ltd. Class A	2,073,038	3,126
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	410,105	3,124
*	NavInfo Co. Ltd. Class A	2,349,619	3,123
	Sichuan Development Lomon Co. Ltd. Class A	1,943,550	3,123
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,984,300	3,122
*	Forehope Electronic Ningbo Co. Ltd. Class A	429,643	3,119
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,215,480	3,118
	Easy Click Worldwide Network Technology Co. Ltd. Class A	633,750	3,118
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,230,100	3,117
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,874,715	3,116
*	COL Global Co. Ltd. Class A	730,400	3,099
	Beijing Shougang Co. Ltd. Class A	4,622,895	3,094
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,902,590	3,094
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,236,901	3,091
	Xiamen Xiangyu Co. Ltd. Class A	2,919,101	3,088
	Shanghai M&G Stationery Inc. Class A	856,900	3,083
	Zhejiang Supor Co. Ltd. Class A	445,175	3,070
	Shanghai Belling Co. Ltd. Class A	726,100	3,068
	NBTM New Materials Group Co. Ltd. Class A	612,600	3,065
	FSPG Hi-Tech Co. Ltd. Class A	997,300	3,064
	Northeast Securities Co. Ltd. Class A	2,402,200	3,063
	Anhui XDLK Microsystem Corp. Ltd. Class A	410,081	3,060
	Livzon Pharmaceutical Group Inc. Class A	638,043	3,056
	Hainan Mining Co. Ltd. Class A	1,699,100	3,055
	Shenzhen FRD Science & Technology Co. Ltd. Class A	578,001	3,054
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	843,737	3,052
	Autel Intelligent Technology Corp. Ltd. Class A	611,890	3,051
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,915,851	3,051
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	277,557	3,051
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,256,800	3,049
	China Wafer Level CSP Co. Ltd. Class A	663,383	3,042
	Jiangsu Expressway Co. Ltd. Class A	1,682,775	3,032
	Arcplus Group plc Class A	1,003,400	3,030
	Sineng Electric Co. Ltd. Class A	542,883	3,027
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,100	3,023
[1,3]	A-Living Smart City Services Co. Ltd. Class H	10,915,289	3,021
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,773,593	3,004
	YUNDA Holding Group Co. Ltd. Class A	2,606,085	3,001
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	849,584	2,999
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,267,545	2,993
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	2,992
*	Qi An Xin Technology Group Inc. Class A	670,181	2,974
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,973
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,065,300	2,972
*	Fujian Kuncai Material Technology Co. Ltd. Class A	598,480	2,966
	Walvax Biotechnology Co. Ltd. Class A	1,551,965	2,962
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,216,721	2,952
	Zhejiang Orient Holdings Group Co. Ltd. Class A	3,578,227	2,947
*	Risen Energy Co. Ltd. Class A	1,128,190	2,947
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	558,172	2,943
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	2,942
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,152,295	2,941
	Hangzhou Cable Co. Ltd. Class A	706,900	2,941
	Fangda Carbon New Material Co. Ltd. Class A	3,528,745	2,938
	Huaxi Securities Co. Ltd. Class A	2,292,839	2,937
	Betta Pharmaceuticals Co. Ltd. Class A	384,100	2,936
	Newland Digital Technology Co. Ltd. Class A	1,003,597	2,934
*	Sichuan Hexie Shuangma Co. Ltd. Class A	747,100	2,927
	Shenzhen Yinghe Technology Co. Ltd. Class A	684,974	2,926
	Giantec Semiconductor Corp. Class A	159,698	2,926
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,314,600	2,925
	Quectel Wireless Solutions Co. Ltd. Class A	275,061	2,925
[1,3]	Medlive Technology Co. Ltd.	2,636,000	2,922

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,921
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,920
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,367,400	2,920
	Huaming Power Equipment Co. Ltd. Class A	808,400	2,910
	Guangdong Mingyang Electric Co. Ltd. Class A	334,200	2,907
	Shenzhen CECport Technologies Co. Ltd. Class A	741,899	2,905
	Tibet Mineral Development Co. Ltd. Class A	508,100	2,901
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,894
*	Antong Holdings Co. Ltd. Class A	4,679,400	2,894
*	MGI Tech Co. Ltd. Class A	386,492	2,892
	Jiangsu Leili Motor Co. Ltd. Class A	461,044	2,887
	State Grid Yingda Co. Ltd. Class A	3,309,969	2,883
	Beijing Ultrapower Software Co. Ltd. Class A	2,016,200	2,882
	Lakala Payment Co. Ltd. Class A	726,400	2,875
	Shandong Dongyue Silicone Material Co. Ltd. Class A	1,287,500	2,872
	Shenzhen Hopewind Electric Co. Ltd. Class A	443,480	2,865
	Qingdao Port International Co. Ltd. Class A	2,211,120	2,864
	Guangzhou Haozhi Industrial Co. Ltd. Class A	309,300	2,864
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,862
[1,3]	Sunac Services Holdings Ltd.	21,161,708	2,852
	Bank of Qingdao Co. Ltd. Class A	3,192,893	2,837
*	Tonze New Energy Technology Co. Ltd. Class A	505,628	2,834
[1]	BOE Varitronix Ltd.	5,182,854	2,833
	China National Medicines Corp. Ltd. Class A	674,300	2,832
*	CETC Chips Technology Inc. Class A	1,171,400	2,828
	Guangshen Railway Co. Ltd. Class A	5,982,200	2,823
	Shenzhen SED Industry Co. Ltd. Class A	1,110,200	2,823
*	ApicHope Pharmaceutical Group Co. Ltd.	463,900	2,821
*	BOE HC SemiTek Corp. Class A	1,584,500	2,819
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	753,100	2,819
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,812
	Electric Connector Technology Co. Ltd. Class A	425,122	2,807
	People.cn Co. Ltd. Class A	1,006,600	2,804
	Zhejiang Dongri Class A	427,200	2,801
*	Ruyi Film Entertainment Co. Ltd. Class A	1,885,998	2,799
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	2,790
*,1,3	JS Global Lifestyle Co. Ltd.	12,665,751	2,784
	Winning Health Technology Group Co. Ltd. Class A	2,194,530	2,780
*	Estun Automation Co. Ltd. Class A	864,200	2,777
	Sany Renewable Energy Co. Ltd. Class A	761,797	2,774
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,011,348	2,773
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,773
*	SPIC Hydropower Co. Ltd. Class A	1,232,700	2,770
	Dongfang Electronics Co. Ltd. Class A	1,442,200	2,764
	Jack Technology Co. Ltd. Class A	476,100	2,760
	Ferrotec Anhui Technology Development Co. Ltd. Class A	434,600	2,758
	Zhuhai CosMX Battery Co. Ltd. Class A	1,124,730	2,756
	Kunshan Dongwei Technology Co. Ltd. Class A	306,069	2,753
	CSSC Science & Technology Co. Ltd. Class A	1,368,500	2,746
	Beijing United Information Technology Co. Ltd. Class A	688,287	2,745
	Ningbo Xusheng Group Co. Ltd. Class A	1,205,640	2,740
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,508,100	2,735
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	555,767	2,730
	Jiangsu Lihua Foods Group Co. Ltd.	818,986	2,725
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,723
	Liaoning Cheng Da Co. Ltd. Class A	1,557,800	2,721
	Fortior Technology Shenzhen Co. Ltd. Class A	93,523	2,721
	Pylon Technologies Co. Ltd. Class A	240,075	2,718
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	2,713
*	Beijing Relpow Technology Co. Ltd. Class A	644,650	2,710
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,246,300	2,708
	FAW Jiefang Group Co. Ltd. Class A	2,742,037	2,707
*	Hybio Pharmaceutical Co. Ltd. Class A	885,100	2,701
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	374,900	2,701
	Air China Cargo Co. Ltd. Class A	3,540,072	2,699
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	967,419	2,698
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,927,700	2,697
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	815,400	2,693
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,101,900	2,692
*	Nuode New Materials Co. Ltd. Class A	1,701,346	2,692

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Songcheng Performance Development Co. Ltd. Class A	2,378,770	2,689
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,610,100	2,684
	CETC Digital Technology Co. Ltd. Class A	942,650	2,684
	Arcsoft Corp. Ltd. Class A	427,821	2,682
	Bloomage Biotechnology Corp. Ltd. Class A	442,409	2,681
	Servyou Software Group Co. Ltd. Class A	328,100	2,680
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,457,575	2,679
	China Petroleum Engineering Corp. Class A	4,485,100	2,676
	Shanghai Huafon Aluminium Corp. Class A	982,100	2,672
	Caida Securities Co. Ltd. Class A	2,831,600	2,671
	Hainan Strait Shipping Co. Ltd. Class A	2,132,751	2,654
	Zhejiang HangKe Technology Inc. Co. Class A	565,305	2,653
*	Greenland Holdings Corp. Ltd. Class A	11,481,006	2,650
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	2,643
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,625,540	2,639
	Guangxi Liugong Machinery Co. Ltd. Class A	1,855,663	2,637
	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,061,300	2,635
	Jiayou International Logistics Co. Ltd. Class A	1,411,295	2,635
	Qingdao Sentury Tire Co. Ltd. Class A	1,041,479	2,629
	AIMA Technology Group Co. Ltd. Class A	764,994	2,629
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,543,483	2,626
	Guangzhou Development Group Inc. Class A	2,517,492	2,625
	Innovation New Material Technology Co. Ltd. Class A	3,988,340	2,622
*	Shanxi Meijin Energy Co. Ltd. Class A	4,001,100	2,617
	Winner Medical Co. Ltd. Class A	568,169	2,609
*	Jiangsu HSC New Energy Materials Co. Ltd. Class A	161,624	2,609
	PhiChem Corp. Class A	580,260	2,602
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,153,549	2,600
*	Shenzhen Dynanonic Co. Ltd. Class A	245,166	2,600
	Zhuhai Bojay Electronics Co. Ltd. Class A	160,000	2,596
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	732,300	2,595
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	2,591
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	828,900	2,591
	Xi'an Triangle Defense Co. Ltd. Class A	592,620	2,590
	Jinhong Gas Co. Ltd. Class A	504,401	2,587
	Jizhong Energy Resources Co. Ltd. Class A	3,140,376	2,585
	Yili Chuanning Biotechnology Co. Ltd. Class A	1,755,300	2,585
	Hangzhou Shunwang Technology Co. Ltd. Class A	694,043	2,582
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	2,579
	Wuhu Token Science Co. Ltd. Class A	2,665,695	2,568
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	2,558
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,555
	Fibocom Wireless Inc. Class A	769,708	2,543
	Sinofibers Technology Co. Ltd. Class A	467,823	2,540
	Wuxi NCE Power Co. Ltd. Class A	423,201	2,536
*	Tinergy Chemical Co. Ltd. Class A	3,764,570	2,532
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	904,600	2,528
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,524
	Autobio Diagnostics Co. Ltd. Class A	514,190	2,523
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,680,200	2,523
	Shanghai Longcheer Technology Co. Ltd.	466,200	2,522
	Ningbo Boway Alloy Material Co. Ltd. Class A	977,900	2,517
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	2,516
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	665,200	2,516
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	324,420	2,515
	Topchoice Medical Corp. Class A	404,652	2,506
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,504
	Ningbo Jintian Copper Group Co. Ltd. Class A	1,678,400	2,504
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	2,502
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	2,501
*,1	Hainan Meilan International Airport Co. Ltd. Class H	3,192,641	2,500
	Dongguan Yiheda Automation Co. Ltd. Class A	599,905	2,499
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	441,273	2,495
*	Shanghai Feilo Acoustics Co. Ltd. Class A	2,467,600	2,494
*	Hytera Communications Corp. Ltd. Class A	1,706,400	2,493
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	2,490
	Sumec Corp. Ltd. Class A	1,387,900	2,490
	IKD Co. Ltd. Class A	997,568	2,489
	China Meheco Group Co. Ltd. Class A	1,636,009	2,489
*,1	Qunabox Group Ltd.	1,298,896	2,489

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	2,482
*,1	HealthyWay Inc.	4,742,500	2,481
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	2,475
	Shanghai Huayi Group Co. Ltd. Class A	1,547,900	2,474
	Suntak Technology Co. Ltd. Class A	1,207,400	2,471
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,470
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,034,494	2,469
	Micro-Tech Nanjing Co. Ltd. Class A	197,060	2,457
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,456
	Foryou Corp. Class A	555,390	2,456
*	Bestway Marine & Energy Technology Co. Ltd. Class A	2,040,400	2,446
	By-health Co. Ltd. Class A	1,585,200	2,442
	Green Development Electricity Group of Tianjin Co. Ltd. Class A	1,686,690	2,440
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,649,384	2,438
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,437
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,384	2,436
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,434
	Shanghai Huayi Group Co. Ltd. Class B	4,563,835	2,433
	Zhuzhou Kibing Group Co. Ltd. Class A	2,617,700	2,433
	Luxin Venture Capital Group Co. Ltd. Class A	760,400	2,430
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,427
	Guodian Nanjing Automation Co. Ltd. Class A	1,101,840	2,425
*	Transwarp Technology Shanghai Co. Ltd. Class A	124,802	2,422
	Leyard Optoelectronic Co. Ltd. Class A	2,590,300	2,420
	China Oriental Group Co. Ltd.	14,683,391	2,419
	Central China Securities Co. Ltd. Class A	4,044,600	2,412
	Jinyu Bio-Technology Co. Ltd. Class A	1,124,100	2,407
	Jiaze Renewables Co. Ltd.	2,908,100	2,405
	Guangdong Advertising Group Co. Ltd. Class A	1,825,700	2,404
*	Venustech Group Inc. Class A	1,046,774	2,402
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,020,100	2,402
	Semitronix Corp. Class A	195,301	2,398
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	2,391
	Keli Sensing Technology Ningbo Co. Ltd. Class A	289,300	2,389
	Sichuan Teway Food Group Co. Ltd. Class A	950,342	2,385
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,188,100	2,384
	Shuanglin Co. Ltd. Class A	566,840	2,382
	DBG Technology Co. Ltd. Class A	775,942	2,380
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,390,320	2,380
	Toread Holdings Group Co. Ltd. Class A	971,898	2,380
*	BGI Genomics Co. Ltd. Class A	404,890	2,374
	Yankershop Food Co. Ltd. Class A	275,244	2,369
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,367
*	Sino GeoPhysical Co. Ltd. Class A	369,863	2,365
	BTG Hotels Group Co. Ltd. Class A	1,030,788	2,363
*	Shenyang Machine Tool Co. Ltd. Class A	2,604,600	2,360
	China Railway Materials Co. Ltd. Class A	5,721,100	2,356
	China Southern Power Grid Technology Co. Ltd. Class A	291,581	2,356
	Anhui Heli Co. Ltd. Class A	889,200	2,352
	Dalian Bio-Chem Co. Ltd. Class A	707,000	2,352
	China Merchants Port Group Co. Ltd. Class A	722,574	2,346
	China Tianying Inc. Class A	2,447,700	2,345
	Nanjing Gaoke Co. Ltd. Class A	1,992,400	2,345
*	TianShan Material Co. Ltd. Class A	3,431,680	2,340
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,339
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	3,486,900	2,332
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	210,986	2,324
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	227,276	2,317
	Shanghai Beite Technology Group Co. Ltd. Class A	341,543	2,317
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,346,832	2,316
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	323,500	2,314
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,296,800	2,313
	Shenzhen Aisidi Co. Ltd. Class A	1,141,500	2,309
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	101,647	2,309
*	TRS Information Technology Corp. Ltd. Class A	877,200	2,308
	Shanghai Awinic Technology Co. Ltd. Class A	231,551	2,306
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,697,593	2,299
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,172,776	2,299
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	365,193	2,299
*	RongFa Nuclear Equipment Co. Ltd. Class A	2,089,500	2,299

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,297
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,783,700	2,291
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	1,008,100	2,290
	Triumph Science & Technology Co. Ltd. Class A	1,002,100	2,289
	Shenzhen Forms Syntron Information Co. Ltd. Class A	547,325	2,289
	China Yongda Automobiles Services Holdings Ltd.	17,542,260	2,287
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	381,800	2,286
	Huada Automotive Technology Corp. Ltd. Class A	497,775	2,282
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,110,126	2,280
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,279
*	Huaihe Energy Group Co. Ltd. Class A	4,302,800	2,278
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	3,658,849	2,266
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	839,400	2,262
	Guobang Pharma Ltd. Class A	645,587	2,261
	Zhejiang Zhongjian Technology Co. Ltd. Class A	191,700	2,259
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	910,300	2,257
	Jafron Biomedical Co. Ltd. Class A	805,126	2,249
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,249
	Baowu Magnesium Technology Co. Ltd. Class A	972,612	2,246
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,243
[1,3]	Zhou Hei Ya International Holdings Co. Ltd.	11,927,252	2,243
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,216,900	2,242
	Bluestar Adisseo Co. Class A	1,147,912	2,235
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	503,400	2,235
	Qingdao Rural Commercial Bank Corp. Class A	5,008,125	2,229
	Gaona Aero Material Co. Ltd. Class A	771,520	2,223
	Shanghai Highly Group Co. Ltd. Class A	844,000	2,221
	Jiangsu ToLand Alloy Co. Ltd. Class A	384,650	2,219
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	676,300	2,219
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	857,940	2,218
	Gansu Shangfeng Cement Co. Ltd. Class A	1,078,158	2,216
	Yusys Technologies Co. Ltd. Class A	773,920	2,215
	China Kings Resources Group Co. Ltd. Class A	819,714	2,211
	Fujian Star-net Communication Co. Ltd. Class A	566,133	2,205
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,141,300	2,204
*	Offcn Education Technology Co. Ltd. Class A	5,663,662	2,201
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,197
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	402,312	2,196
	Sichuan Swellfun Co. Ltd. Class A	460,520	2,195
	Suzhou Secote Precision Electronic Co. Ltd. Class A	275,700	2,195
	Valiant Co. Ltd. Class A	899,400	2,192
*	Hwa Create Co. Ltd. Class A	664,400	2,187
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,186
	Shaanxi International Trust Co. Ltd. Class A	4,567,800	2,185
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	876,300	2,185
	Weifu High-Technology Group Co. Ltd. Class A	759,641	2,180
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,178
	Sino-Platinum Metals Co. Ltd. Class A	736,858	2,178
	Eastern Communications Co. Ltd. Class A	888,600	2,174
*	Roshow Technology Co. Ltd. Class A	1,925,200	2,173
	Shanghai Chinafortune Co. Ltd. Class A	1,045,200	2,172
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	712,743	2,171
	NYOCOR Co. Ltd. Class A	1,894,200	2,169
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,652,600	2,168
	Suzhou Veichi Electric Co. Ltd. Class A	214,139	2,162
	Primarius Technologies Co. Ltd. Class A	431,764	2,159
	Gansu Energy Chemical Co. Ltd. Class A	5,109,172	2,156
*	Zhewen Interactive Group Co. Ltd. Class A	1,462,500	2,156
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	2,155
	Sinosoft Co. Ltd. Class A	892,172	2,155
	Jiangsu Cnano Technology Co. Ltd. Class A	341,197	2,153
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	2,152
*,1	Yeahka Ltd.	2,693,772	2,144
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	433,341	2,143
	Baoji Titanium Industry Co. Ltd. Class A	436,342	2,141
	Willfar Information Technology Co. Ltd. Class A	389,372	2,139
	Hanwei Electronics Group Corp. Class A	337,836	2,138
	China Resources Jiangzhong Pharmaceutical Co. Ltd. Class A	609,500	2,137
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	679,178	2,136
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,710,160	2,126

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu Sino Microelectronics Technology Co. Ltd. Class A	381,855	2,124
	ORG Technology Co. Ltd. Class A	2,629,700	2,122
	Bank of Xi'an Co. Ltd. Class A	3,921,939	2,119
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,118
	Zhejiang Wanma Co. Ltd. Class A	1,113,418	2,115
	Hangzhou EZVIZ Network Co. Ltd. Class A	460,375	2,112
	Xinxiang Richful Lube Additive Co. Ltd. Class A	309,090	2,111
*	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	2,111
	GRG Metrology & Test Group Co. Ltd. Class A	671,160	2,107
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	400,187	2,107
	Hunan Zhongke Electric Co. Ltd. Class A	681,097	2,103
*,1	Fenbi Ltd.	19,046,000	2,102
	Shenzhen Topband Co. Ltd. Class A	1,335,500	2,099
	Hefei Chipmore Technology Co. Ltd. Class A	1,096,777	2,094
	Chengzhi Co. Ltd. Class A	1,133,107	2,093
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,010,200	2,091
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	515,300	2,091
	Chow Tai Seng Jewellery Co. Ltd. Class A	1,076,201	2,089
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,760,387	2,086
	Shenzhen Bluetrum Technology Co. Ltd. Class A	124,971	2,085
	Chinalin Securities Co. Ltd. Class A	913,000	2,082
	China TransInfo Technology Co. Ltd. Class A	1,579,300	2,080
*	Shanghai Anlogic Infotech Co. Ltd. Class A	420,017	2,077
	Keboda Technology Co. Ltd. Class A	262,571	2,076
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	2,076
*	Sinocelltech Group Ltd. Class A	342,966	2,075
	Xiamen Intretech Inc. Class A	733,960	2,074
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	2,072
*	Hymson Laser Technology Group Co. Ltd. Class A	240,270	2,071
	China Sports Industry Group Co. Ltd. Class A	1,189,301	2,068
	Transfar Zhilian Co. Ltd. Class A	2,415,268	2,067
	Aisino Corp. Class A	1,673,900	2,065
*	Guangdong Topstar Technology Co. Ltd. Class A	480,361	2,065
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,728,900	2,063
	China Bester Group Telecom Co. Ltd. Class A	494,669	2,056
	MLS Co. Ltd. Class A	1,470,816	2,050
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,091,700	2,050
	Visual China Group Co. Ltd. Class A	636,897	2,045
	Hexing Electrical Co. Ltd. Class A	484,420	2,042
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,032
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	233,710	2,032
	Henan Liliang Diamond Co. Ltd. Class A	255,300	2,031
*	Minmetals Development Co. Ltd. Class A	1,240,410	2,030
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,418,900	2,028
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,028
	Gambol Pet Group Co. Ltd. Class A	252,300	2,027
*	Fujian Snowman Group Co. Ltd. Class A	775,200	2,026
*	Tellhow Sci-Tech Co. Ltd. Class A	875,000	2,023
	Longshine Technology Group Co. Ltd. Class A	1,004,156	2,021
	CECEP Environmental Protection Co. Ltd. Class A	2,078,900	2,020
	Northking Information Technology Co. Ltd. Class A	911,919	2,009
	Shede Spirits Co. Ltd. Class A	309,400	2,007
	Xiamen ITG Group Corp. Ltd. Class A	2,209,500	2,002
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,206,000	2,002
	China World Trade Center Co. Ltd. Class A	649,700	1,999
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	1,994
	Eternal Asia Supply Chain Management Ltd. Class A	2,427,897	1,994
	Norinco International Cooperation Ltd. Class A	1,060,749	1,992
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,839,700	1,991
*	InventisBio Co. Ltd. Class A	580,589	1,991
*	Nsing Technologies Inc. Class A	586,900	1,989
	Hefei Meiya Optoelectronic Technology Inc. Class A	773,896	1,988
	Shanghai Jahwa United Co. Ltd. Class A	673,500	1,988
	Beijing Jetsen Technology Co. Ltd. Class A	2,415,500	1,987
	Shenzhen Microgate Technology Co. Ltd. Class A	1,084,400	1,986
	Mehow Innovative Ltd. Class A	504,980	1,985
	Shandong Pharmaceutical Glass Co. Ltd. Class A	725,780	1,983
	Nanjing Hanrui Cobalt Co. Ltd. Class A	278,300	1,982
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	216,047	1,982
	Wangfujing Group Co. Ltd. Class A	1,092,000	1,981

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Sinochem International Corp. Class A	2,937,600	1,980
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	2,043,700	1,980
	Shandong Dawn Polymer Co. Ltd. Class A	447,900	1,977
	Jiangxi Hongcheng Environment Co. Ltd. Class A	1,311,600	1,974
	Xi'An Shaangu Power Co. Ltd. Class A	1,463,000	1,970
	Focus Technology Co. Ltd. Class A	440,050	1,969
	Henan Lingrui Pharmaceutical Co. Class A	600,800	1,967
	Zhejiang Semir Garment Co. Ltd. Class A	2,210,519	1,963
	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	1,959
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	428,114	1,959
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,900,600	1,958
	Skyworth Digital Co. Ltd. Class A	1,048,257	1,954
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	263,700	1,954
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,950
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,949
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,948
*	Hongyuan Green Energy Co. Ltd. Class A	609,954	1,948
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,455,000	1,947
	Hsino Tower Group Co. Ltd. Class A	2,384,700	1,946
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	524,689	1,944
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	1,941
	China Railway Special Cargo Logistics Co. Ltd. Class A	3,324,800	1,940
	Telling Telecommunication Holding Co. Ltd. Class A	1,129,000	1,939
	XGD Inc. Class A	595,400	1,937
*	C*Core Technology Co. Ltd. Class A	336,712	1,936
*	Easyhome New Retail Group Co. Ltd. Class A	5,095,900	1,933
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,932
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	678,181	1,931
*	Toyou Feiji Electronics Co. Ltd. Class A	467,300	1,931
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,084,805	1,927
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,322,300	1,927
	Zhejiang Jingu Co. Ltd. Class A	1,054,612	1,926
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,913,879	1,926
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,428,904	1,925
	Anhui Jinhe Industrial Co. Ltd. Class A	562,473	1,924
	Dian Diagnostics Group Co. Ltd. Class A	676,100	1,923
	JiuGui Liquor Co. Ltd. Class A	307,000	1,923
	Xinhuanet Co. Ltd. Class A	651,215	1,923
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	473,500	1,923
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	768,500	1,922
	Wasu Media Holding Co. Ltd. Class A	1,768,000	1,921
	Anhui Kouzi Distillery Co. Ltd. Class A	548,100	1,917
*	PCI Technology Group Co. Ltd. Class A	2,440,300	1,916
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,916
	Sunstone Development Co. Ltd. Class A	522,642	1,915
*	Beijing Capital Development Co. Ltd. Class A	2,871,413	1,914
*	Digital China Information Service Group Co. Ltd. Class A	945,402	1,908
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,905
	HBIS Resources Co. Ltd. Class A	766,800	1,901
	Zhejiang Medicine Co. Ltd. Class A	889,400	1,900
*	Greatoo Intelligent Equipment Inc. Class A	2,264,200	1,899
	Harbin Hatou Investment Co. Ltd. Class A	2,115,049	1,897
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	185,100	1,896
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,895
*	Xizang Tianlu Co. Ltd. Class A	1,376,050	1,893
	Anhui Guangxin Agrochemical Co. Ltd. Class A	867,108	1,888
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,020,402	1,882
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,234,996	1,877
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	963,200	1,877
	Hoymiles Power Electronics Inc. Class A	113,301	1,877
	Shanghai Haixin Group Co. Class B	7,128,776	1,876
	Riyue Heavy Industry Co. Ltd. Class A	1,001,761	1,876
	Gansu Yasheng Industrial Group Co. Ltd. Class A	2,948,600	1,875
	BBMG Corp. Class A	7,690,291	1,872
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	124,796	1,870
	Bros Eastern Co. Ltd. Class A	1,372,600	1,868
*	Wondershare Technology Group Co. Ltd. Class A	198,569	1,867
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,864
*	Vanchip Tianjin Technology Co. Ltd. Class A	396,480	1,864
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	1,289,500	1,864

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,544,200	1,863
	Triangle Tyre Co. Ltd. Class A	863,600	1,859
	CETC Cyberspace Security Technology Co. Ltd. Class A	807,089	1,856
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,498,600	1,856
	Central China Land Media Co. Ltd. Class A	943,136	1,856
*	Angang Steel Co. Ltd. Class A	5,521,250	1,855
	Xianhe Co. Ltd. Class A	575,100	1,855
*	Ourpalm Co. Ltd. Class A	2,521,175	1,853
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	1,852
*,2	Jihua Group Corp. Ltd. Class A	4,306,364	1,847
*	North Electro-Optic Co. Ltd. Class A	576,400	1,847
*,3	AInnovation Technology Group Co. Ltd. Class H	3,815,400	1,846
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	699,700	1,845
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,844
*	Zotye Automobile Co. Ltd. Class A	4,980,655	1,841
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,840
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,838
	Ningbo Yongxin Optics Co. Ltd. Class A	108,900	1,838
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,836
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	1,835
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,835
	Windey Energy Technology Group Co. Ltd. Class A	771,500	1,835
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	243,500	1,833
	BBMG Jidong Cement Group Co. Ltd. Class A	2,918,800	1,832
	Harbin Boshi Automation Co. Ltd. Class A	973,925	1,831
	CIMC Vehicles Group Co. Ltd. Class A	1,394,600	1,827
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	1,825
	Sichuan Expressway Co. Ltd. Class A	2,029,292	1,824
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	1,824
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	224,211	1,821
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,057,700	1,816
*	Polaris Bay Group Co. Ltd. Class A	1,969,500	1,815
	Neusoft Corp. Class A	1,396,200	1,815
*	Shenzhen Mason Technologies Co. Ltd. Class A	846,000	1,814
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,695,061	1,809
	Anhui Expressway Co. Ltd. Class A	789,733	1,809
	Beijing Wandong Medical Technology Co. Ltd. Class A	855,100	1,809
	C&S Paper Co. Ltd. Class A	1,445,608	1,808
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,805
	Tianneng Battery Group Co. Ltd. Class A	402,868	1,804
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,803
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	1,803
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	1,801
	Guizhou Tyre Co. Ltd. Class A	2,438,168	1,800
	MotoMotion China Corp. Class A	196,703	1,797
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,796
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,518,300	1,794
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	2,213,700	1,793
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,751,216	1,792
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	423,300	1,792
	Beijing Balance Medical Technology Co. Ltd. Class A	126,132	1,788
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,785
	China Science Publishing & Media Ltd. Class A	479,300	1,785
	DongFeng Automobile Co. Ltd. Class A	1,809,100	1,783
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,093,501	1,780
	Suzhou Nanomicro Technology Co. Ltd. Class A	371,387	1,778
	Guangdong Electric Power Development Co. Ltd. Class A	1,854,500	1,771
	Stanley Agricultural Group Co. Ltd. Class A	1,103,864	1,769
	Bank of Lanzhou Co. Ltd. Class A	5,408,900	1,767
	Huadian Heavy Industries Co. Ltd. Class A	1,354,500	1,765
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,761
	City Development Environment Co. Ltd. Class A	850,600	1,758
	YGSOFT Inc. Class A	1,901,455	1,755
	Lingyun Industrial Corp. Ltd. Class A	1,185,392	1,755
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,754
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	413,075	1,754
*	TPV Technology Co. Ltd. Class A	4,504,000	1,752
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,751
*	Merit Interactive Co. Ltd. Class A	408,000	1,751
	Taiji Computer Corp. Ltd. Class A	688,391	1,746

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,294,840	1,746
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,737
*	Gemdale Corp. Class A	4,076,384	1,736
	Qianhe Condiment & Food Co. Ltd. Class A	1,294,438	1,736
	Ovctek China Inc. Class A	819,004	1,733
	Streamax Technology Co. Ltd. Class A	168,800	1,733
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	1,732
*	Hainan Haide Capital Management Co. Ltd. Class A	1,772,132	1,731
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,730
	Black Peony Group Co. Ltd. Class A	1,064,500	1,729
*	Shanghai Milkground Food Tech Co. Ltd. Class A	570,400	1,728
	Digiwin Co. Ltd. Class A	300,763	1,728
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	603,600	1,725
	Yangling Metron New Material Inc. Class A	593,180	1,724
	Weaver Network Technology Co. Ltd. Class A	256,900	1,723
	OPT Machine Vision Tech Co. Ltd. Class A	107,170	1,723
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,708
	Sinomach Automobile Co. Ltd. Class A	1,915,400	1,705
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,704
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,703
	Qingdao Gaoce Technology Co. Ltd. Class A	865,143	1,700
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	598,774	1,697
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,696
*	Kingsignal Technology Co. Ltd. Class A	781,700	1,696
	Shenzhen Noposin Crop Science Co. Ltd. Class A	1,056,600	1,695
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,694
*	China Express Airlines Co. Ltd. Class A	1,454,390	1,694
*	Oriental Energy Co. Ltd. Class A	1,437,900	1,694
*	Visionox Technology Inc. Class A	1,424,472	1,693
	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,693
	Beijing Dahao Technology Corp. Ltd. Class A	702,180	1,693
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,687
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,683
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,682
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,681
	Jiangsu Guoxin Corp. Ltd. Class A	1,504,100	1,680
	Xiamen King Long Motor Group Co. Ltd. Class A	736,421	1,680
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,679
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	1,676
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,435,800	1,674
	Suofeiya Home Collection Co. Ltd. Class A	950,700	1,673
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	777,400	1,671
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,671
	Jiangsu Shagang Co. Ltd. Class A	2,562,500	1,670
	IReader Technology Co. Ltd. Class A	454,300	1,669
	Jiangxi Ganneng Co. Ltd. Class A	910,200	1,668
	Jiangsu Guomao Reducer Co. Ltd. Class A	721,589	1,667
	Ningbo TIP Rubber Technology Co. Ltd. Class A	111,000	1,662
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	701,200	1,658
*	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	1,658
	Xinyu Iron & Steel Co. Ltd. Class A	3,644,000	1,653
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,392,074	1,652
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	1,652
	PNC Process Systems Co. Ltd. Class A	450,380	1,651
	Sanquan Food Co. Ltd. Class A	782,125	1,648
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	940,546	1,646
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,645
*	Sanwei Holding Group Co. Ltd. Class A	994,400	1,640
	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,241,900	1,638
	Kidswant Children Products Co. Ltd. Class A	1,258,813	1,637
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	1,002,700	1,637
*,2	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,636
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,832,100	1,636
	Zhongmin Energy Co. Ltd. Class A	1,806,500	1,635
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,207,700	1,634
*	Alpha Group Class A	1,335,100	1,633
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	2,445,160	1,633
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	523,490	1,633
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	860,400	1,629
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	209,435	1,628

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu CORPRO Technology Co. Ltd. Class A	564,900	1,626
*	Porton Pharma Solutions Ltd. Class A	518,771	1,623
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	1,619
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,437,055	1,617
	Sunvim Group Co. Ltd. Class A	978,500	1,617
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,303,500	1,616
*	Zhuhai Zhumian Group Co. Ltd.	1,853,769	1,615
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,614
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,608
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,608
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,942,090	1,606
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	953,000	1,606
	Renhe Pharmacy Co. Ltd. Class A	1,919,000	1,600
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,291,100	1,600
	Zhuzhou Times New Material Technology Co. Ltd. Class A	906,500	1,599
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	787,465	1,599
	Tianjin Port Co. Ltd. Class A	2,299,829	1,598
	Sichuan Injet Electric Co. Ltd. Class A	220,200	1,598
	Shenzhen Hello Tech Energy Co. Ltd. Class A	173,710	1,595
	Southern Publishing & Media Co. Ltd. Class A	869,900	1,595
	Eastcompeace Technology Co. Ltd. Class A	570,310	1,593
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,591
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,591
*	China Enterprise Co. Ltd. Class A	4,193,931	1,588
*	Top Energy Co. Ltd. Shanxi Class A	1,583,300	1,585
	Innuovo Technology Co. Ltd. Class A	1,168,300	1,584
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	832,400	1,583
	FESCO Group Co. Ltd. Class A	679,700	1,583
	Explosive Co. Ltd. Class A	988,600	1,577
	Longhua Technology Group Luoyang Co. Ltd. Class A	1,014,300	1,575
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,575
	Naruida Technology Co. Ltd. Class A	307,157	1,574
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,573
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	1,572
*	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	1,567
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,286,980	1,566
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	177,718	1,566
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,565
	Jinlongyu Group Co. Ltd. Class A	394,200	1,565
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,563
*,2	Doushen Beijing Education & Technology Inc. Class A	2,085,500	1,563
*	Beijing Aerospace Changfeng Co. Ltd. Class A	572,558	1,563
	Sonoscape Medical Corp. Class A	436,861	1,561
	Tofflon Science & Technology Group Co. Ltd. Class A	808,600	1,561
*	Bringspring Science & Technology Co. Ltd. Class A	670,100	1,561
*	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,559
*	Jishi Media Co. Ltd. Class A	3,645,900	1,558
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	876,500	1,558
*	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	1,557
	Sino Biological Inc. Class A	149,339	1,557
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,554
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,549
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,542
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,540
*	Guangdong TCL Smart Home Appliances Co. Ltd.	1,095,200	1,535
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	686,600	1,532
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,891,500	1,531
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	365,956	1,529
*	Hangjin Technology Co. Ltd. Class A	678,500	1,524
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,523
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,019,200	1,522
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	950,300	1,522
	Yantai China Pet Foods Co. Ltd. Class A	308,200	1,521
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	1,517
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	347,432	1,511
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,551,100	1,510
	First Tractor Co. Ltd. Class A	744,400	1,510
	Jingjin Equipment Inc. Class A	549,340	1,509
*	Red Star Macalline Group Corp. Ltd. Class A	3,836,664	1,503
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,447,240	1,501

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,500
	Befar Group Co. Ltd. Class A	1,910,100	1,499
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,307,600	1,498
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,498
	ZWSOFT Co. Ltd. Guangzhou Class A	179,674	1,496
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	412,585	1,495
	Fujian Dongbai Group Co. Ltd. Class A	893,100	1,492
	Xiamen Kingdomway Group Co. Class A	667,531	1,492
	Laobaixing Pharmacy Chain JSC Class A	725,374	1,490
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	217,266	1,490
	CMST Development Co. Ltd. Class A	1,922,706	1,487
	Xinjiang Communications Construction Group Co. Ltd. Class A	727,900	1,483
	Hengbao Co. Ltd. Class A	708,200	1,482
	Shenzhen Sunline Tech Co. Ltd. Class A	853,700	1,481
	Camel Group Co. Ltd. Class A	1,012,512	1,479
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	464,100	1,479
	Huaxia Eye Hospital Group Co. Ltd. Class A	554,270	1,479
*	Quzhou DFP New Material Group Co. Ltd.	2,222,100	1,478
	Huatu Cendes Co. Ltd. Class A	202,040	1,474
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,617,775	1,472
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	1,127,600	1,472
	Sumavision Technologies Co. Ltd. Class A	1,800,200	1,469
	Edan Instruments Inc. Class A	671,600	1,467
	Shanghai Environment Group Co. Ltd. Class A	1,218,800	1,463
	Jade Bird Integrated Technologies Co. Ltd.	822,926	1,462
	Jiangsu Yunyi Electric Co. Ltd. Class A	839,000	1,462
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	1,452,700	1,462
*,1	XXF Group Holdings Ltd.	12,952,500	1,459
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,458
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,457
*	Yechiu Metal Recycling China Ltd. Class A	2,426,700	1,457
	Lier Chemical Co. Ltd. Class A	767,622	1,453
*	Xian International Medical Investment Co. Ltd. Class A	2,149,200	1,449
	Bafang Electric Suzhou Co. Ltd. Class A	264,668	1,446
*	China Union Holdings Ltd. Class A	1,762,187	1,444
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,886,394	1,444
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	1,444
	Luenmei Quantum Co. Ltd. Class A	1,477,970	1,443
	Sansure Biotech Inc. Class A	573,367	1,442
	Changjiang Publishing & Media Co. Ltd. Class A	1,138,600	1,437
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,436
	Jangho Group Co. Ltd. Class A	1,022,300	1,436
	Chengdu RML Technology Co. Ltd. Class A	245,610	1,432
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	1,432
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,966,960	1,431
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	199,016	1,429
	Chengdu Leejun Industrial Co. Ltd. Class A	1,011,800	1,427
	CSG Smart Science & Technology Co. Ltd. Class A	866,200	1,426
	Fushun Special Steel Co. Ltd. Class A	1,778,900	1,426
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,171,000	1,425
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,220,900	1,425
	Chongqing Chuanyi Automation Co. Ltd. Class A	497,680	1,424
	Qingdao Haier Biomedical Co. Ltd. Class A	309,253	1,423
*	HyUnion Holding Co. Ltd. Class A	1,326,400	1,422
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	1,420
	Shandong Publishing & Media Co. Ltd. Class A	1,298,787	1,418
*	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	1,417
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	1,415
*	Insigma Technology Co. Ltd. Class A	1,097,500	1,415
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,414
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,612,651	1,413
	Three's Co. Future Technology Group Co. Ltd. Class A	203,916	1,411
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	336,500	1,411
*	EFORT Intelligent Robot Co. Ltd. Class A	527,326	1,411
	Wuxi Boton Technology Co. Ltd. Class A	414,700	1,410
*	Shenzhen Baoming Technology Co. Ltd. Class A	182,900	1,409
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	511,725	1,408
*	Anhui Guofeng New Materials Co. Ltd. Class A	1,057,722	1,407
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	1,399
	Suzhou Good-Ark Electronics Co. Ltd. Class A	813,400	1,398

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,392
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	542,300	1,391
*	Huludao Zinc Industry Co. Class A	1,542,300	1,390
	Edifier Technology Co. Ltd. Class A	850,900	1,389
	Guomai Technologies Inc. Class A	1,136,100	1,388
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	1,388
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	174,187	1,387
	Rizhao Port Co. Ltd. Class A	3,193,500	1,385
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,383
	Sino Wealth Electronic Ltd. Class A	343,455	1,383
	Arctech Solar Holding Co. Ltd. Class A	231,969	1,382
	Aotecar New Energy Technology Group Co. Ltd. Class A	3,246,800	1,380
	Sinocare Inc. Class A	564,449	1,375
	Shanghai SMI Holding Co. Ltd. Class A	2,194,800	1,373
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	1,373
*	Greattown Holdings Ltd. Class A	1,986,700	1,372
*	Beijing Jingyuntong Technology Co. Ltd. Class A	2,371,480	1,371
	Double Medical Technology Inc. Class A	214,825	1,367
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	522,000	1,366
	Guangxi LiuYao Group Co. Ltd. Class A	556,220	1,365
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,362
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,357
	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,355
	Rianlon Corp. Class A	212,700	1,354
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,353
*	CanSino Biologics Inc. Class A	149,416	1,352
	Chongqing Road & Bridge Co. Ltd. Class A	1,548,100	1,351
	PharmaBlock Sciences Nanjing Inc. Class A	230,677	1,350
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	998,700	1,350
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,519,600	1,349
	Cangzhou Dahua Co. Ltd. Class A	484,500	1,348
	Beijing Gehua CATV Network Co. Ltd. Class A	1,149,866	1,348
	Eyebright Medical Technology Beijing Co. Ltd. Class A	179,315	1,348
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	1,347
*	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	1,344
*	Beijing eGOVA Co. Ltd. Class A	686,442	1,340
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,338
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,337
	Jinlei Technology Co. Ltd. Class A	300,359	1,337
*	Huafu Fashion Co. Ltd. Class A	1,846,024	1,336
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,335
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,327
	Lao Feng Xiang Co. Ltd. Class A	229,628	1,327
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	259,200	1,326
	Jiangling Motors Corp. Ltd. Class A	481,278	1,325
	Nanjing Les Information Technology Co. Ltd. Class A	159,493	1,325
*	Shanghai Medicilon Inc. Class A	142,305	1,323
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	1,321
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	707,400	1,319
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	1,318
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,318
	Foran Energy Group Co. Ltd. Class A	734,945	1,317
*	263 Network Communications Co. Ltd. Class A	1,314,630	1,317
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	783,300	1,317
*	Nanfang Pump Industry Co. Ltd. Class A	1,848,000	1,315
	Cheng De Lolo Co. Ltd. Class A	1,004,068	1,310
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	1,150,400	1,309
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,307
*	Guangdong Golden Dragon Development Inc. Class A	854,000	1,307
*	Wonders Information Co. Ltd. Class A	1,536,300	1,306
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,305
	Fujian Expressway Development Co. Ltd. Class A	2,440,800	1,303
	Hangzhou Onechance Tech Corp. Class A	254,009	1,302
*	CGN Nuclear Technology Development Co. Ltd. Class A	1,133,928	1,300
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	1,299
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	3,286,700	1,296
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,296
*	Chengdu Guoguang Electric Co. Ltd. Class A	108,677	1,295
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	621,400	1,291
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	1,022,800	1,291

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,414,950	1,284
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,283
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,283
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,280
	Opple Lighting Co. Ltd. Class A	429,756	1,277
	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	1,277
	Chongqing Department Store Co. Ltd. Class A	406,400	1,271
	Xiangyu Medical Co. Ltd. Class A	147,114	1,269
	Hubei Chutian Smart Communication Co. Ltd. Class A	2,248,400	1,265
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,261
	EIT Environmental Development Group Co. Ltd. Class A	400,744	1,260
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,260
	Shanghai Fortune Techgroup Co. Ltd. Class A	527,300	1,257
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,256
	Fujian Boss Software Development Co. Ltd. Class A	849,180	1,254
	Yunnan Energy Investment Co. Ltd. Class A	737,662	1,253
	JSTI Group Class A	1,259,980	1,252
	Jinhui Liquor Co. Ltd. Class A	481,182	1,252
	Qinhuangdao Port Co. Ltd. Class A	2,434,200	1,249
*	KingClean Electric Co. Ltd. Class A	265,519	1,247
	Fulongma Group Co. Ltd. Class A	447,400	1,247
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,243
	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,241
	Guangdong South New Media Co. Ltd. Class A	222,495	1,240
	Guangzhou Wondfo Biotech Co. Ltd. Class A	462,076	1,239
*	Shanghai STEP Electric Corp. Class A	651,600	1,239
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	1,236
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,459,100	1,236
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,234
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,233
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,232
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	1,232
	Shenzhen Das Intellitech Co. Ltd. Class A	2,890,300	1,231
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,231
*	INKON Life Technology Co. Ltd. Class A	743,300	1,230
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	1,228
	Shandong Head Group Co. Ltd. Class A	312,967	1,227
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,226
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,225
*	Shanxi Guoxin Energy Corp. Ltd. Class A	2,324,280	1,225
	Eastern Communications Co. Ltd. Class B	2,431,059	1,224
*	Kuangda Technology Group Co. Ltd. Class A	1,373,700	1,224
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,223
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,223
*	Hongbo Co. Ltd. Class A	504,726	1,223
	Shanghai Yaoji Technology Co. Ltd. Class A	405,900	1,221
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,004,200	1,220
	East China Engineering Science & Technology Co. Ltd. Class A	663,075	1,218
*	Youzu Interactive Co. Ltd. Class A	810,400	1,217
	Beijing Water Business Doctor Co. Ltd. Class A	713,900	1,217
*	Xinzhi Group Co. Ltd. Class A	409,300	1,216
	Shanghai Zhezhong Group Co. Ltd. Class A	465,900	1,214
	Zhejiang Construction Investment Group Co. Ltd. Class A	988,000	1,213
	Shanghai Runda Medical Technology Co. Ltd. Class A	613,000	1,209
	Suzhou Oriental Semiconductor Co. Ltd. Class A	111,567	1,208
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	1,206
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	1,206
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,269,000	1,206
	Shenzhen Tellus Holding Co. Ltd. Class A	493,500	1,204
	Jiangsu Gian Technology Co. Ltd. Class A	196,200	1,201
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,086,600	1,195
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	1,195
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,193
	China Publishing & Media Co. Ltd. Class A	1,384,500	1,192
*	Archermind Technology Co. Ltd. Class A	220,918	1,188
*	Bright Real Estate Group Co. Ltd. Class A	2,132,500	1,187
	Shinva Medical Instrument Co. Ltd. Class A	588,640	1,187
	Shanghai Pudong Construction Co. Ltd. Class A	1,138,139	1,179
	Luolai Lifestyle Technology Co. Ltd. Class A	713,700	1,177
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,176

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Joyoung Co. Ltd. Class A	733,277	1,172
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,172
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,170
*	Zhejiang Narada Power Source Co. Ltd. Class A	897,400	1,167
	Winall Hi-Tech Seed Co. Ltd. Class A	938,060	1,166
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	1,289,670	1,166
	Motic Xiamen Electric Group Co. Ltd. Class A	518,500	1,166
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,165
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	1,850,500	1,165
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,162
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	727,807	1,160
*,2	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,157
*	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,155
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	470,600	1,155
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,154
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,152
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	799,364	1,151
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,416,900	1,150
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	581,400	1,150
*	Chongqing Taiji Industry Group Co. Ltd. Class A	504,100	1,150
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,146
*	Anyang Iron & Steel Inc. Class A	3,730,300	1,145
*	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,143
	Shenzhen YHLO Biotech Co. Ltd. Class A	563,482	1,141
*	New Journey Health Technology Group Co. Ltd. Class A	3,356,500	1,140
*	Bio-Thera Solutions Ltd. Class A	376,874	1,140
	Yueyang Forest & Paper Co. Ltd. Class A	1,670,535	1,138
	Suning Universal Co. Ltd. Class A	3,542,392	1,137
*	B-Soft Co. Ltd. Class A	1,746,795	1,132
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	1,132
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,131
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	608,600	1,131
	Jiangsu Jiuding New Material Co. Ltd.	573,900	1,128
	Guangxi Energy Co. Ltd. Class A	1,553,500	1,125
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	1,121
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,120
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	1,119
	Fujian Longxi Bearing Group Co. Ltd. Class A	400,100	1,119
	Anhui Huaheng Biotechnology Co. Ltd. Class A	271,304	1,115
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	1,113
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,236,513	1,112
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	1,111
	Shenzhen Topraysolar Co. Ltd. Class A	1,376,300	1,106
*	Sinodata Co. Ltd. Class A	362,900	1,106
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	681,700	1,101
	Topsec Technologies Group Inc. Class A	1,022,800	1,100
	Hualan Biological Vaccine Inc. Class A	383,700	1,100
*	China Agriculture Development Seed Group Co. Ltd. Class A	1,055,903	1,100
*	Guizhou Zhenhua E-chem Inc. Class A	452,140	1,099
	ZYNP Corp. Class A	494,000	1,099
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,097
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,095
	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,095
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,094
	Luoniushan Co. Ltd. Class A	1,132,600	1,093
*	World Union Group Inc. Class A	2,389,380	1,093
	KPC Pharmaceuticals Inc. Class A	784,700	1,093
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	987,300	1,090
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	322,400	1,090
	5I5J Holding Group Co. Ltd. Class A	2,501,981	1,089
*	Shanghai Jiao Yun Co. Ltd. Class A	905,610	1,088
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	257,863	1,087
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,085
	Solareast Holdings Co. Ltd. Class A	881,700	1,084
	Shanghai Haohai Biological Technology Co. Ltd. Class A	186,185	1,082
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	1,078
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,077
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,077
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,075
	Sufa Technology Industry Co. Ltd. CNNC Class A	367,300	1,073

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Xiamen Port Development Co. Ltd. Class A	670,600	1,072
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,069
	Shenma Industry Co. Ltd. Class A	951,600	1,069
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	1,067
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	734,800	1,064
	Shandong Lukang Pharma Class A	890,700	1,064
*	Guangdong Goworld Co. Ltd. Class A	486,000	1,063
	Hangzhou Sunrise Technology Co. Ltd. Class A	499,500	1,063
	Zhejiang Vie Science & Technology Co. Ltd. Class A	606,693	1,062
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,059
*	Beijing North Star Co. Ltd. Class A	3,606,681	1,059
	Beijing CTJ Information Technology Co. Ltd. Class A	348,784	1,057
	Yuneng Technology Co. Ltd. Class A	138,937	1,057
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,055
	Zhongtong Bus Holding Co. Ltd. Class A	600,900	1,055
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	1,055
*	Jiangsu General Science Technology Co. Ltd. Class A	1,543,300	1,054
*	Daan Gene Co. Ltd. Class A	1,241,370	1,053
*	Three Squirrels Inc. Class A	369,600	1,053
	Wencan Group Co. Ltd. Class A	385,085	1,052
	Fujian Septwolves Industry Co. Ltd. Class A	640,200	1,051
	Center International Group Co. Ltd. Class A	502,088	1,049
	Qiming Information Technology Co. Ltd. Class A	404,400	1,049
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	1,048
*	China Aluminum International Engineering Corp. Ltd. Class A	1,147,900	1,048
*	SOHO China Ltd.	18,352,206	1,044
	Foshan Electrical & Lighting Co. Ltd. Class A	1,256,500	1,044
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,043
	Dazhong Transportation Group Co. Ltd. Class A	1,558,100	1,037
	AUCMA Co. Ltd. Class A	934,000	1,036
	ZhongYeDa Electric Co. Ltd. Class A	694,100	1,033
*	Guangxi Beitou Technology Co. Ltd. Class A	1,704,600	1,033
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,031
	Lancy Co. Ltd. Class A	435,200	1,030
*	Hunan New Wellful Co. Ltd. Class A	1,251,600	1,030
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,029
	Create Technology & Science Co. Ltd. Class A	431,600	1,029
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,028
	Shanghai Baolong Automotive Corp. Class A	206,300	1,026
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	1,021
*	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	534,291	1,021
	Guotai Epoint Software Co. Ltd. Class A	314,596	1,021
	Dlg Exhibitions & Events Corp. Ltd. Class A	726,460	1,018
	Beijing Sanyuan Foods Co. Ltd. Class A	1,140,500	1,018
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,017
	Beyondsoft Corp. Class A	660,400	1,017
*	Beijing Philisense Technology Co. Ltd. Class A	1,597,300	1,015
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	1,015
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,412,600	1,014
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	327,811	1,012
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	1,010
	Chengdu Hongqi Chain Co. Ltd. Class A	1,324,333	1,009
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	1,008
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	1,008
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,802,968	1,003
*	ABA Chemicals Corp. Class A	1,145,400	1,002
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,001
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,996,400	1,001
	Hanyu Group Joint-Stock Co. Ltd. Class A	623,200	1,000
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	545,900	999
*	Guoguang Electric Co. Ltd. Class A	601,300	998
	CITIC Press Corp. Class A	191,000	997
*	Toly Bread Co. Ltd. Class A	1,361,712	995
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	994
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,754,700	994
	Nanjing Pharmaceutical Group Co. Ltd.	1,283,500	994
	Chongqing Port Co. Ltd. Class A	1,390,400	994
*	Sun Create Electronics Co. Ltd. Class A	291,300	986
*	Bright Eye Hospital Group Co. Ltd. Class A	143,500	986
	Haining China Leather Market Co. Ltd. Class A	1,496,500	984

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	983
	Wushang Group Co. Ltd. Class A	797,600	982
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	981
*	Shenzhen Anche Technologies Co. Ltd. Class A	218,100	980
*	Guizhou Zhongyida Co. Ltd. Class A	717,500	980
*	Wutong Holding Group Co. Ltd. Class A	1,303,200	979
*	Hainan Haiyao Co. Ltd. Class A	1,341,500	979
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	978
	Shandong Xiantan Group Co. Ltd.	1,040,300	976
	Nanjing Cosmos Chemical Co. Ltd. Class A	476,080	975
	Unilumin Group Co. Ltd. Class A	1,040,977	974
	Appotronics Corp. Ltd. Class A	444,599	974
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	338,900	973
	Jinneng Science & Technology Co. Ltd. Class A	986,880	971
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	971
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	969
	Jiajiayue Group Co. Ltd. Class A	610,605	968
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	967
	Mesnac Co. Ltd. Class A	972,100	967
	Zhejiang Hangmin Co. Ltd. Class A	925,800	966
	Huangshan Novel Co. Ltd. Class A	588,000	964
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	505,760	963
	Rastar Group Class A	1,118,400	963
	Bear Electric Appliance Co. Ltd. Class A	158,890	963
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	963
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	412,000	963
	Zhuhai Port Co. Ltd. Class A	1,263,400	961
*	Truking Technology Ltd. Class A	666,100	960
	Yotrio Group Co. Ltd. Class A	2,010,200	959
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,009,743	954
	Fujian Apex Software Co. Ltd. Class A	199,320	952
*	Hainan Expressway Co. Ltd. Class A	1,172,600	952
	MYS Group Co. Ltd. Class A	1,908,300	951
*	Global Infotech Co. Ltd. Class A	453,400	951
	Songz Automobile Air Conditioning Co. Ltd. Class A	651,289	950
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	948
	Xiamen International Airport Co. Ltd. Class A	401,520	948
	China CYTS Tours Holding Co. Ltd. Class A	716,400	947
	Wellhope Foods Co. Ltd. Class A	921,083	946
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	942
	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	942
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	472,352	941
	Shanghai Xinhua Media Co. Ltd. Class A	1,090,600	939
	Focused Photonics Hangzhou Inc. Class A	469,100	937
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	804,600	937
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	937
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	936
*	ADAMA Ltd. Class A	933,088	934
*	Hubei Century Network Technology Co. Ltd. Class A	575,100	933
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	494,900	933
	Guizhou Gas Group Corp. Ltd. Class A	983,500	931
	Lushang Freda Pharmaceutical Co. Ltd. Class A	970,000	931
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	399,300	923
	Shanghai Haixin Group Co. Class A	754,200	923
*	Blue Sail Medical Co. Ltd. Class A	846,803	922
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,316,900	920
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,099,000	920
	Shanghai Bailian Group Co. Ltd. Class B	1,779,354	919
	Dongfeng Electronic Technology Co. Ltd. Class A	553,655	918
	Emei Shan Tourism Co. Ltd. Class A	527,000	916
	Hengdian Entertainment Co. Ltd. Class A	301,400	915
	Guangdong Marubi Biotechnology Co. Ltd. Class A	248,400	914
*	Phenix Optical Co. Ltd. Class A	320,521	914
*	Cinda Real Estate Co. Ltd. Class A	1,999,514	913
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,302,000	913
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	912
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	2,468,100	912
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	908
*	Beijing Huayuan Xinhang Holding Co. Ltd. Class A	2,504,900	908
*,2	Liuzhou Iron & Steel Co. Ltd. Class A	1,358,900	907

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Expressway Corp. Ltd. Class A	682,248	906
	Time Publishing & Media Co. Ltd. Class A	758,520	904
	Orient International Enterprise Ltd. Class A	870,800	902
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	901
	Dashang Co. Ltd. Class A	335,485	895
	Nanjing Xinlian Electronics Co. Ltd. Class A	740,900	894
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	893
	Shenzhen Guangju Energy Co. Ltd. Class A	625,100	893
*	Client Service International Inc. Class A	470,750	889
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,662,100	888
*	Yijiahe Technology Co. Ltd. Class A	213,300	888
*	Baotailong New Materials Co. Ltd. Class A	1,937,050	888
	BXN Holding Co. Ltd. Class A	1,454,700	888
*	Shunfa Hengneng Corp. Class A	1,881,000	887
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,555,403	887
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	885
*	UTour Group Co. Ltd. Class A	955,700	882
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	881
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,241,400	880
*	Guangdong Yowant Technology Group Co. Ltd. Class A	892,200	880
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	879
*	China Wuyi Co. Ltd. Class A	2,073,805	878
	Sanchuan Wisdom Technology Co. Ltd. Class A	952,900	877
	Hongli Zhihui Group Co. Ltd. Class A	777,000	875
	China West Construction Group Co. Ltd. Class A	1,075,477	875
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	324,600	875
	Shenzhen Topway Video Communication Co. Ltd. Class A	815,700	875
	Maccura Biotechnology Co. Ltd. Class A	567,615	874
	Rainbow Digital Commercial Co. Ltd. Class A	1,079,692	872
*	Eastone Century Technology Co. Ltd. Class A	1,035,700	872
*	RiseSun Real Estate Development Co. Ltd. Class A	4,393,356	870
*	Tangrenshen Group Co. Ltd. Class A	1,422,000	867
*	Inspur Software Co. Ltd. Class A	358,100	867
	Joeone Co. Ltd. Class A	544,200	865
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	863
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,508,811	861
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	827,562	858
	Sunyard Technology Co. Ltd. Class A	458,700	856
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	975,800	856
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	729,100	855
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	374,000	853
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	853
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	850
	BMC Medical Co. Ltd. Class A	87,240	850
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	254,730	848
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	847
*	Cybrid Technologies Inc. Class A	420,000	846
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	844
*	VanJee Technology Co. Ltd. Class A	215,300	841
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	836
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	835
	Shandong New Beiyang Information Technology Co. Ltd. Class A	766,700	831
	Ningbo Peacebird Fashion Co. Ltd. Class A	397,429	829
	Bestsun Energy Co. Ltd. Class A	1,388,384	827
*	Jinbei Automotive Co. Ltd. Class A	1,399,200	825
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	824
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	823
	Huangshan Tourism Development Co. Ltd. Class A	472,100	823
*	XGIMI Tech Co. Ltd.	62,009	819
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	805,900	817
	CSG Holding Co. Ltd. Class A	1,382,132	816
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	815
*	Jilin Yatai Group Co. Ltd. Class A	3,548,900	814
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,021,300	813
	Hongbaoli Group Corp. Ltd. Class A	645,600	813
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	812
	Ningbo Cixing Co. Ltd. Class A	784,500	810
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	809
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,292,300	808
	Vatti Corp. Ltd. Class A	931,300	805

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	393,092	804
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	804
*	Beken Corp. Class A	153,600	803
	China Television Media Ltd. Class A	373,522	800
	Vats Liquor Chain Store Management JSC Ltd. Class A	394,400	791
	Tungkong Inc. Class A	526,500	789
	Jenkem Technology Co. Ltd. Class A	55,244	789
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	788
	Changchun BCHT Biotechnology Co. Ltd. Class A	294,538	786
	Shenzhen Textile Holdings Co. Ltd. Class A	446,100	785
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	636,000	780
*	Konka Group Co. Ltd. Class A	1,630,500	778
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	778
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	480,400	776
	Duolun Technology Corp. Ltd. Class A	683,500	775
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	770
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	767
	Beijing Fengjing Automotive Parts Co. Ltd.	1,328,900	767
*	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	767
*	Hanwang Technology Co. Ltd. Class A	280,600	764
	Guizhou Guihang Automotive Components Co. Ltd. Class A	379,600	763
*	Feitian Technologies Co. Ltd. Class A	409,100	762
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	761
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,016,000	761
*	Anhui Golden Seed Winery Co. Ltd. Class A	649,900	756
	Wuhan Keqian Biology Co. Ltd. Class A	355,316	751
*	Shenzhen Rapoo Technology Co. Ltd. Class A	295,100	746
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	745
*	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	743
	Shanghai Bright Meat Group Co. Ltd. Class A	860,100	742
	FIYTA Precision Technology Co. Ltd. Class A	278,900	742
	Huabao Flavours & Fragrances Co. Ltd. Class A	303,144	736
	Changhong Meiling Co. Ltd. Class A	879,900	731
	Ligao Foods Co. Ltd. Class A	165,571	723
	Shenzhen Comix Group Co. Ltd. Class A	712,050	722
*,2	China Fortune Land Development Co. Ltd. Class A	3,858,700	721
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	718
*	H&R Century Union Corp. Class A	989,000	717
	New Huadu Technology Co. Ltd. Class A	575,100	711
	Qingdao Citymedia Co. Ltd. Class A	766,400	710
	Anhui Korrun Co. Ltd. Class A	227,300	707
	Goldcard Smart Group Co. Ltd. Class A	365,800	703
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	728,023	701
*	Huayi Brothers Media Corp. Class A	2,624,300	699
*	DBAPP Security Ltd. Class A	106,038	697
	Shandong Sunway Chemical Group Co. Ltd. Class A	657,300	695
	Canny Elevator Co. Ltd. Class A	767,200	693
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	691
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	376,300	690
	Shanghai New World Co. Ltd. Class A	648,100	685
*	Beijing Hualian Department Store Co. Ltd. Class A	2,816,100	682
*	KBC Corp. Ltd. Class A	187,135	681
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	480,300	677
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	677
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	381,100	677
	Jinxi Axle Co. Ltd. Class A	1,071,700	675
	Newcapec Electronics Co. Ltd. Class A	476,500	675
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	233,240	673
	Zhuhai Huajin Capital Co. Ltd. Class A	361,800	673
*	Poly Union Chemical Holding Group Co. Ltd. Class A	534,100	670
[1]	Autohome Inc. Class A	143,957	669
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	665
	Luyang Energy-Saving Materials Co. Ltd.	458,998	665
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	683,500	663
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	662
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	651
	Puyang Refractories Group Co. Ltd. Class A	986,600	651
*	Top Resource Energy Co. Ltd. Class A	762,200	643
*	Macmic Science & Technology Co. Ltd. Class A	162,112	643
	Qianjiang Water Resources Development Co. Ltd. Class A	478,500	642

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	635
*	Beijing Sinohytec Co. Ltd. Class A	163,755	631
*	Wolong New Energy Group Co. Ltd. Class A	589,400	630
*,2	Piesat Information Technology Co. Ltd. Class A	271,820	627
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	190,634	624
*	Great Chinasoft Technology Co. Ltd. Class A	747,100	616
	Era Co. Ltd. Class A	974,000	609
*	Marssenger Kitchenware Co. Ltd. Class A	396,800	609
*	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	378,700	607
	China Meidong Auto Holdings Ltd.	4,953,941	601
	Bestore Co. Ltd. Class A	366,891	597
	Fuan Pharmaceutical Group Co. Ltd. Class A	980,800	595
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	513,500	590
	Vontron Technology Co. Ltd. Class A	345,000	584
	Wenfeng Great World Chain Development Corp. Class A	1,783,200	579
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	183,020	579
*	Gemdale Properties & Investment Corp. Ltd.	38,927,347	571
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	397,600	567
*	Beijing SDL Technology Co. Ltd. Class A	449,700	562
*	Zhongbai Holdings Group Co. Ltd. Class A	696,000	561
	Sleemon Healthy Sleep Technology Co. Ltd. Class A	366,800	556
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	224,760	551
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,180,400	526
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	523
	Guangdong Shirongzhaoye Co. Ltd. Class A	653,500	516
*	Triumph New Energy Co. Ltd. Class A	361,900	501
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	500
*	Shenzhen Sea Star Technology Co. Ltd. Class A	406,700	493
*	Daheng New Epoch Technology Inc. Class A	220,100	492
	Monalisa Group Co. Ltd. Class A	307,400	489
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	479
*	Rongan Property Co. Ltd. Class A	1,575,300	467
[2]	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	427
*,2	Long Yuan Construction Group Co. Ltd. Class A	1,433,000	418
	Zhejiang NetSun Co. Ltd. Class A	164,600	390
*,2	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,444,000	389
*	Shanghai Shenda Co. Ltd. Class A	666,100	384
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	110,478	362
*,2	China South City Holdings Ltd.	22,420,275	306
*,2	Orient Group Inc.	3,504,600	185
*	Guangzhou R&F Properties Co. Ltd. Class H	331,791	15
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	12
*,2	China Fishery Group Ltd.	9,033,000	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	—
*,2	Yango Group Co. Ltd. Class A	3,984,593	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	3,591,330	—
*,2	Blivex Energy Technology Co. Ltd.	3,837,700	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	2,148,600	—
*,2	China Dili Group	35,982,893	—
*,2	ChangjiangRunfa Health Industry Co. Ltd.	556,100	—
*,2	China Grand Automotive Services Group Co. Ltd.	6,096,000	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	5,811,900	—
*,2	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	—
*,2	Tunghsu Optoelectronic Technology Co. Ltd.	4,027,807	—
			47,580,778
Colombia (0.0%)
	Grupo Cibest SA	3,248,277	67,349
	Ecopetrol SA	67,799,834	48,449
	Grupo Cibest SA ADR	694,688	47,371
	Interconexion Electrica SA ESP	6,111,145	47,263
	Cementos Argos SA	7,879,475	25,771
			236,203
Czech Republic (0.0%)
	CEZ A/S	2,027,393	116,879
	Komercni Banka A/S	1,109,244	59,100
*	CSG NV	2,174,464	47,093
[3]	Moneta Money Bank A/S	4,023,195	35,416
	Colt CZ Group SE	244,051	12,506

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Doosan Skoda Power A/S	146,958	2,857
			273,851
Denmark (1.0%)
	Novo Nordisk A/S Class B	46,653,566	1,984,454
	DSV A/S	2,790,037	686,181
	Danske Bank A/S	9,265,025	476,301
	Vestas Wind Systems A/S	14,731,796	452,994
	Novonesis Novozymes B	5,082,503	312,298
*	Genmab A/S	901,957	238,817
*,3	Orsted A/S	6,723,410	179,808
	Carlsberg A/S Class B	1,322,012	179,117
	Coloplast A/S Class B	1,955,939	120,826
*	NKT A/S	791,149	116,862
[1]	AP Moller - Maersk A/S Class B	44,780	106,318
	Tryg A/S	4,422,744	106,272
	Ringkjoebing Landbobank A/S	366,868	91,666
	AP Moller - Maersk A/S Class A	38,217	89,872
	Jyske Bank A/S (Registered)	617,376	85,947
	Pandora A/S	1,100,709	83,763
	AL Sydbank	903,622	77,068
	ISS A/S	2,051,964	75,275
	ALK-Abello A/S Class B	1,911,978	71,614
	FLSmidth & Co. A/S	695,976	51,692
*	Zealand Pharma A/S	1,034,768	48,941
	Royal Unibrew A/S	729,904	48,815
*,1	Demant A/S	1,194,104	37,869
*,1,3	Netcompany Group A/S	606,185	34,628
	ROCKWOOL A/S Class B	1,167,844	33,996
*	Bavarian Nordic A/S	1,131,236	33,298
	Per Aarsleff Holding A/S	248,572	28,950
*,1	GN Store Nord A/S	1,907,687	28,695
[1]	TORM plc Class A	858,674	27,524
	Alm Brand A/S	10,706,184	25,044
	H Lundbeck A/S	3,695,153	24,841
	Schouw & Co. A/S	191,373	19,730
	Ambu A/S Class B	1,975,785	19,586
	D/S Norden A/S	275,519	13,038
	Chemometec A/S	244,001	12,303
	UIE plc	186,326	11,224
*	Dfds A/S	423,735	9,101
[3]	Scandinavian Tobacco Group A/S	698,210	7,393
*,1	NTG Nordic Transport Group A/S	222,560	6,514
[1]	Gubra A/S	90,013	4,500
	H Lundbeck A/S Class A	766,645	4,255
			6,067,390
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	37,202,970	93,684
	Talaat Moustafa Group	10,740,969	18,852
	Telecom Egypt Co.	7,724,035	13,458
*	Fawry for Banking & Payment Technology Services SAE	25,654,557	9,127
*	EFG Holding S.A.E.	16,725,980	8,711
			143,832
Finland (0.7%)
	Nokia OYJ	76,202,585	968,273
	Nordea Bank Abp	47,554,908	894,265
	Sampo OYJ Class A (XHEL)	33,502,388	348,131
	Kone OYJ Class B	4,565,675	290,630
	Wartsila OYJ Abp	6,640,523	278,884
	UPM-Kymmene OYJ	7,573,373	226,920
	Neste OYJ	5,981,430	206,615
	Metso OYJ	10,089,278	174,286
	Fortum OYJ	6,157,647	155,130
	Orion OYJ Class B	1,538,369	124,282
	Elisa OYJ	2,073,099	100,686
	Kesko OYJ Class B	3,872,100	95,436
	Stora Enso OYJ	8,538,731	95,075
	Konecranes OYJ	2,842,722	93,364
	Mandatum OYJ	6,766,734	54,119

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Valmet OYJ	2,058,782	53,758
	Huhtamaki OYJ	1,317,780	42,174
	Outokumpu OYJ	5,290,054	35,583
	Kemira OYJ	1,629,664	33,793
	Tieto OYJ	1,477,467	33,008
	Hiab OYJ Class B	531,441	31,613
	Kalmar OYJ Class B	527,480	28,287
	Sampo OYJ Class A	2,626,288	27,239
[1]	Nokian Renkaat OYJ	1,736,532	21,364
	Lumo Kodit OYJ	2,206,878	21,017
[3]	Terveystalo OYJ	1,086,822	9,948
*,1	Metsa Board OYJ Class B	2,118,447	7,089
[1]	Tokmanni Group Corp.	663,055	5,920
*,1	QT Group OYJ	253,425	5,729
*	YIT OYJ	1,920,708	5,697
*	Revenio Group OYJ	300,870	4,913
	Finnair OYJ	1,239,050	4,664
			4,477,892
France (5.1%)
	Schneider Electric SE	7,935,951	2,525,290
	TotalEnergies SE	26,567,561	2,470,081
	LVMH Moet Hennessy Louis Vuitton SE	3,734,213	1,994,852
	Airbus SE	8,556,227	1,763,947
	Safran SA	5,090,082	1,634,491
	BNP Paribas SA	14,497,774	1,522,578
	Sanofi SA	15,708,860	1,469,980
	Air Liquide SA Loyalty Shares	5,311,514	1,142,721
	AXA SA	23,519,149	1,133,748
	Vinci SA	7,307,345	1,105,034
	Hermes International SCA	498,268	953,237
	L'Oreal SA Loyalty Shares	2,168,942	934,140
	EssilorLuxottica SA	4,220,540	893,360
	Societe Generale SA	9,794,543	788,461
	Danone SA	9,271,900	726,435
	Legrand SA	3,688,540	660,852
	Orange SA	30,471,312	634,484
	Cie de Saint-Gobain SA	6,619,206	606,451
	Air Liquide SA Loyalty Shares 2027	2,584,048	555,933
*	Engie SA Loyalty Shares	15,546,706	512,459
	L'Oreal SA (XPAR)	1,101,068	474,218
	Veolia Environnement SA	8,826,407	373,262
	Thales SA	1,306,279	358,884
	Cie Generale des Etablissements Michelin SCA	9,446,065	342,194
	Publicis Groupe SA	3,328,782	311,033
	Engie SA	9,014,163	297,130
	Kering SA	1,026,426	282,384
	Capgemini SE	2,250,165	273,657
	Credit Agricole SA	13,584,452	265,333
	Dassault Systemes SE	9,653,892	217,537
	Unibail-Rodamco-Westfield	1,782,400	216,397
	Pernod Ricard SA	2,794,484	207,747
	Eiffage SA	1,107,226	178,516
	Bouygues SA	2,771,392	163,899
	Carrefour SA	8,211,595	163,705
	Bureau Veritas SA	5,067,274	155,278
	Accor SA	3,100,020	153,416
	Rexel SA	3,272,471	138,404
	Gaztransport Et Technigaz SA	537,524	130,777
	SPIE SA	2,148,725	124,675
	Klepierre SA	3,043,496	123,311
	Eurofins Scientific SE	1,665,868	115,798
*	Abivax SA	982,236	113,633
	Nexans SA	589,518	110,036
	Technip Energies NV	2,191,151	103,658
[1]	Getlink SE	4,579,626	102,583
	Ipsen SA	509,890	100,143
*	Alstom SA	4,932,128	99,108
	Renault SA	2,740,535	96,273
	SCOR SE	2,535,782	94,617

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	258,539	90,411
	Edenred SE	3,312,206	82,951
[3]	Amundi SA	847,294	81,896
	Elis SA	2,620,238	80,966
*	Engie SA	2,405,405	79,289
	Sartorius Stedim Biotech	408,047	75,412
	Vallourec SACA	2,395,396	72,177
*	Air Liquide SA	333,361	71,719
[1]	Aeroports de Paris SA	568,442	69,022
[3]	Ayvens SA	4,972,377	67,287
	Gecina SA	746,890	63,145
	Bollore SE	9,956,935	62,874
	Arkema SA	839,286	61,254
*	SOITEC	371,541	55,898
	BioMerieux	638,380	53,870
[1]	Teleperformance SE	788,217	53,385
	Covivio SA	794,369	52,538
[1,3]	FDJ United	1,636,191	44,451
	Air Liquide SA	206,230	44,368
	SES SA Class A ADR	5,337,092	44,058
	Rubis SCA	1,037,614	42,765
	Sodexo SA Loyalty Shares	813,656	41,385
	Valeo SE	3,038,459	38,246
	Exosens SAS	487,879	37,257
	L'Oreal SA	83,416	35,926
	Wendel SE	354,870	35,165
	Sopra Steria Group	199,298	31,097
	Alten SA	424,306	28,268
	Coface SA	1,496,989	27,760
	Virbac SACA	59,934	26,179
*	Forvia SE	1,949,659	22,984
	JCDecaux SE	1,027,573	22,856
	Vivendi SE	9,587,296	22,381
	Eurazeo SE Loyalty Shares	409,452	22,348
	Trigano SA	118,416	21,777
	IPSOS SA	497,781	21,111
*,1	Exail Technologies SA	140,543	20,452
	Mercialys SA	1,364,244	19,981
*	Emeis SA	1,175,673	19,870
	Societe BIC SA	280,150	19,322
*	ID Logistics Group SACA	43,965	18,671
*	Air France-KLM	1,728,507	18,400
	Carmila SA	908,217	18,140
[1]	Vusion	123,119	17,561
*	Viridien	100,535	17,100
	Sodexo SA	334,411	17,009
*	Clariane SE	3,574,727	16,994
	Argan SA	234,570	16,919
	Pluxee NV	1,159,530	16,477
	ICADE	662,950	15,960
	Vicat SACA	225,111	15,896
[1]	Remy Cointreau SA	317,298	14,958
	Derichebourg SA	1,337,389	14,248
*,1	Eutelsat Communications SACA	4,326,621	13,817
[1]	Altarea SCA	98,807	12,986
	Opmobility	760,289	12,847
	SEB SA Loyalty Shares	209,130	12,835
	Imerys SA	472,259	12,361
	Mersen SA	317,376	11,942
	Metropole Television SA	706,401	10,789
*	LISI SA Loyalty Shares	146,570	10,730
[1]	Television Francaise 1 SA	1,297,113	10,318
	Antin Infrastructure Partners SA	813,477	10,105
	SEB SA	151,662	9,308
*	Interparfums SA	333,552	9,281
	LISI SA	126,052	9,228
	Etablissements Maurel et Prom SA	777,361	9,076
[1]	Eramet SA	123,312	8,507
	Robertet SA	8,883	8,346
*,1	Ubisoft Entertainment SA	1,414,414	8,251

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1,3	Worldline SA	25,748,933	7,596
	Eurazeo SE	135,142	7,376
	Peugeot Invest SA	94,109	7,134
*	Nexity SA	713,365	7,081
	Stef SA	45,889	6,272
	Fnac Darty SA	145,925	6,055
	GL Events SACA	151,933	5,981
[1]	Wavestone	109,597	5,914
[3]	Elior Group SA	1,862,913	5,783
*,1,3	X-Fab Silicon Foundries SE	745,905	5,539
	Planisware SA	244,071	5,152
[1,3]	Verallia SA	211,095	5,055
	Quadient SA	361,852	4,948
*,1	Voltalia SA (Registered)	548,600	4,559
*	Forvia SE (MTAA)	380,259	4,439
	Beneteau SACA	501,373	4,035
	Manitou BF SA	154,178	3,699
*,1	OVH Groupe SA	301,748	3,690
	Lagardere SA	148,921	3,242
	Equasens	72,131	3,183
[1]	North Atlantic Energies	31,029	2,274
	Sodexo Inc.	37,643	1,915
*	SEB SA	18,184	1,116
			32,291,339
Germany (4.7%)
	Siemens AG (Registered)	10,750,308	3,194,574
	Allianz SE (Registered)	5,572,316	2,545,058
	SAP SE	15,051,474	2,527,040
	Siemens Energy AG	10,874,400	2,304,524
	Deutsche Telekom AG (Registered)	49,989,757	1,614,701
	Infineon Technologies AG	19,030,555	1,279,906
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,914,425	1,145,156
	Rheinmetall AG	660,089	1,052,717
	BASF SE	13,074,565	838,558
	Deutsche Boerse AG	2,692,841	826,158
	Deutsche Post AG	13,535,085	801,470
	Deutsche Bank AG (Registered)	25,613,421	795,784
	E.ON SE	32,480,377	721,214
	RWE AG	9,562,290	696,255
	Bayer AG (Registered)	14,392,508	645,327
	Mercedes-Benz Group AG	11,061,409	644,771
	adidas AG	2,440,414	422,332
	Commerzbank AG	9,856,792	407,420
	Heidelberg Materials AG	1,843,888	406,842
	Bayerische Motoren Werke AG	4,090,190	374,307
	Daimler Truck Holding AG	7,194,235	362,862
	Fresenius SE & Co. KGaA	6,021,736	291,630
	Vonovia SE	10,418,073	280,696
	MTU Aero Engines AG	788,127	270,293
	Hannover Rueck SE	879,959	265,882
	Merck KGaA	1,892,877	245,103
[3]	Siemens Healthineers AG	5,347,191	219,257
	Symrise AG Class A	1,948,470	172,363
	GEA Group AG	2,122,555	145,144
[1]	Fresenius Medical Care AG	3,066,335	138,747
[1]	Beiersdorf AG	1,522,052	126,178
[1]	Brenntag SE	1,698,581	123,699
*	Continental AG	1,591,476	120,416
[1]	HOCHTIEF AG	219,414	118,007
	Talanx AG	879,727	114,664
	Knorr-Bremse AG	970,452	113,187
*	Nordex SE	1,832,257	104,480
[1]	Aurubis AG	475,760	102,379
	QIAGEN NV	2,970,984	101,345
	Henkel AG & Co. KGaA	1,400,971	96,549
[1]	AIXTRON SE	1,651,094	91,229
[3]	Scout24 SE	1,035,394	86,209
*,3	Zalando SE	3,468,798	85,679
	thyssenkrupp AG	7,182,536	85,480

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hensoldt AG	886,668	80,008
*,3	Delivery Hero SE Class A	3,260,218	79,348
	LEG Immobilien SE	1,104,146	77,477
[1]	Deutsche Lufthansa AG (Registered)	8,939,563	76,598
	Evonik Industries AG	3,652,113	75,537
	RENK Group AG	1,127,957	71,687
	Nemetschek SE	831,344	60,334
	Bilfinger SE	522,442	60,254
	Freenet AG	1,783,567	56,806
	CTS Eventim AG & Co. KGaA	846,013	55,840
	Rational AG	75,199	54,985
	KION Group AG	1,025,233	53,508
	TUI AG	6,518,224	48,507
[1]	K+S AG (Registered)	2,589,028	48,438
[1]	TAG Immobilien AG	2,761,473	48,157
	Puma SE	1,497,951	45,858
*	Fraport AG Frankfurt Airport Services Worldwide	526,169	43,174
	Volkswagen AG	412,653	42,605
	flatexDEGIRO SE	1,186,693	42,460
	Bechtle AG	1,199,858	40,836
*	Tkms AG& Co. KGaA	358,661	36,879
*,3	Auto1 Group SE	1,708,805	36,499
*	Aroundtown SA	12,461,822	36,031
	United Internet AG (Registered)	1,129,491	35,486
[1]	Traton SE	913,672	34,672
*	Aumovio SE	760,945	33,001
[3]	DWS Group GmbH & Co. KGaA	451,488	31,275
	Jenoptik AG	740,687	29,149
[1]	Wacker Chemie AG	257,509	28,258
	Krones AG	194,784	28,190
	Schaeffler AG	2,876,108	27,345
[1]	LANXESS AG	1,204,026	25,658
	Deutz AG	2,068,951	24,193
	Salzgitter AG	405,783	22,953
[1]	HUGO BOSS AG	525,024	22,265
*,1	IONOS Group SE	722,766	22,248
[3]	Befesa SA	547,196	20,975
[1]	RTL Group SA	532,220	20,450
[1]	Stroeer SE & Co. KGaA	452,399	19,755
	Elmos Semiconductor SE	85,993	18,600
	Alzchem Group AG	92,603	18,003
*,3	Covestro AG	252,129	17,666
	Duerr AG	709,963	17,618
	Fielmann Group AG	334,445	16,695
	Deutsche Wohnen SE	713,023	16,560
[1]	Carl Zeiss Meditec AG	515,948	16,068
	Sixt SE	195,723	15,662
[1]	Siltronic AG	156,628	14,675
*,1	Evotec SE	2,323,004	14,378
[1]	Kontron AG	559,286	14,023
[1]	Gerresheimer AG	485,709	14,021
	FUCHS SE	349,353	13,391
	Hornbach Holding AG & Co. KGaA	139,884	13,299
[1]	KWS Saat SE & Co. KGaA	143,783	12,976
*,1,3	Redcare Pharmacy NV	221,328	12,531
*,1	SMA Solar Technology AG	194,460	12,460
[1]	Vossloh AG	138,389	12,287
	Atoss Software SE	131,394	12,226
*,3	TeamViewer SE	2,140,859	11,962
[1]	Suedzucker AG	819,972	11,928
*,1	Verbio SE	259,221	11,502
*	HelloFresh SE	2,104,321	11,428
[1]	Dermapharm Holding SE	209,141	11,384
	Eckert & Ziegler SE	620,136	11,120
	CANCOM SE	356,228	10,355
	Pfeiffer Vacuum Technology AG	49,054	9,636
	Indus Holding AG	274,353	9,622
	Wacker Neuson SE	406,296	9,173
*	CECONOMY AG	1,745,876	8,996
[1]	1&1 AG	332,507	8,809

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Schott Pharma AG & Co. KGaA	500,211	8,748
[1]	Kloeckner & Co. SE	577,760	8,512
	Springer Nature AG & Co. KGaA	362,559	8,422
	Friedrich Vorwerk Group SE	89,686	7,693
[1,3]	Deutsche Pfandbriefbank AG	1,928,431	7,356
[1]	Norma Group SE	422,149	7,278
	Stabilus SE	355,119	7,197
*,1	Hypoport SE	60,754	5,868
[1]	PNE AG	522,634	5,813
*	Douglas AG	474,946	5,684
	Wuestenrot & Wuerttembergische AG	312,642	5,445
*,1	Grand City Properties SA	477,313	5,372
[1]	GFT Technologies SE	246,365	5,372
[1]	GRENKE AG	345,624	5,168
[1]	Secunet Security Networks AG	23,793	5,115
	PATRIZIA SE	560,767	4,930
[1]	Nagarro SE	94,663	4,810
[1]	Deutsche Beteiligungs AG	156,857	4,712
[1]	Energiekontor AG	92,277	4,411
[1]	ProSiebenSat.1 Media SE	783,603	3,729
	Deutsche EuroShop AG	158,903	3,687
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	332,430	3,416
[1]	Adesso SE	49,154	3,365
*	CECONOMY AG (XETR)	138,722	676
			29,345,124
Greece (0.2%)
	National Bank of Greece SA	12,143,406	192,451
	Eurobank SA	35,835,919	155,924
*	Piraeus Bank SA	15,594,725	147,636
	Alpha Bank SA	23,488,853	94,266
*,1	Metlen Energy & Metals plc	1,627,838	68,796
	Public Power Corp. SA	2,702,089	57,373
	Bank of Cyprus Holdings plc	5,211,539	56,477
	GEK Terna SA	1,028,219	49,413
	JUMBO SA	1,641,236	44,797
	Motor Oil Hellas Corinth Refineries SA	905,763	40,429
	Allwyn AG	2,528,332	36,107
	Hellenic Telecommunications Organization SA	1,574,157	33,655
	Titan SA	526,193	28,284
	Optima bank SA	2,630,285	27,518
	Cenergy Holdings SA	879,930	24,767
	HELLENiQ ENERGY Holdings SA	1,287,248	14,860
	Hellenic Telecommunications Organization SA ADR	1,283,191	13,715
	Athens International Airport SA	1,073,311	12,239
*	Ballys Intralot SA	8,855,528	11,617
	Viohalco SA	605,606	10,511
*	Aktor SA Holding Co. Technical & Energy Projects	805,089	10,246
*	LAMDA Development SA	1,230,675	8,767
	Aegean Airlines SA	574,066	7,528
	Athens Water Supply & Sewage Co. SA	606,719	7,325
	Sarantis SA	403,762	6,771
	Holding Co. ADMIE IPTO SA	1,602,645	6,180
	Piraeus Port Authority SA	96,985	4,304
	ElvalHalcor SA	812,744	3,801
	Autohellas Tourist & Trading SA	298,644	3,800
	Fourlis Holdings SA	693,500	3,701
	Ideal Holdings SA	498,953	3,421
	Quest Holdings SA	405,424	3,333
	Intracom Holdings SA (Registered)	697,569	2,731
*	CrediaBank SA	1,479,977	2,100
	Euronext Athens Holding SA	238,549	1,976
	Ellaktor SA	854,125	1,324
	Avax SA	111,456	400
			1,198,543
Hong Kong (1.2%)
	AIA Group Ltd.	153,832,094	1,688,887
	Hong Kong Exchanges & Clearing Ltd.	17,477,183	930,883
	Sun Hung Kai Properties Ltd.	20,381,609	356,823
	CK Hutchison Holdings Ltd.	38,983,260	325,518

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Techtronic Industries Co. Ltd.	20,893,941	302,956
	BOC Hong Kong Holdings Ltd.	52,521,400	302,113
	CLP Holdings Ltd.	23,274,311	223,790
	Link REIT	38,032,672	191,506
	Jardine Matheson Holdings Ltd.	2,673,940	182,289
	Lenovo Group Ltd.	112,976,297	169,885
	CK Asset Holdings Ltd.	26,335,667	165,895
	Power Assets Holdings Ltd.	20,063,421	165,806
	Hong Kong & China Gas Co. Ltd.	158,378,177	146,630
[3]	WH Group Ltd.	114,156,079	139,618
	Galaxy Entertainment Group Ltd.	31,558,625	134,641
	Hongkong Land Holdings Ltd.	14,809,304	117,083
[1]	MTR Corp. Ltd.	23,256,414	99,379
	ASMPT Ltd.	4,575,782	95,851
	Sino Land Co. Ltd.	54,618,963	87,585
	SITC International Holdings Co. Ltd.	19,039,448	79,718
	Henderson Land Development Co. Ltd.	19,154,942	75,714
	CK Infrastructure Holdings Ltd.	8,956,676	75,403
	Wharf Real Estate Investment Co. Ltd.	22,587,906	70,734
	Shenzhou International Group Holdings Ltd.	11,573,104	70,543
	Sands China Ltd.	32,946,271	69,126
*	Zijin Gold International Co. Ltd.	3,330,400	65,787
	Swire Pacific Ltd. Class A	5,944,032	64,653
*	MMG Ltd.	57,522,137	62,060
	AAC Technologies Holdings Inc.	10,752,292	49,798
	Swire Properties Ltd.	14,721,950	47,038
[1]	Wharf Holdings Ltd.	13,898,707	46,016
	PCCW Ltd.	58,537,742	45,244
[3]	Samsonite Group SA	19,330,261	35,396
	Want Want China Holdings Ltd.	62,442,511	35,262
[1]	Chow Tai Fook Jewellery Group Ltd.	24,642,714	33,781
[1]	PRADA SpA	7,500,878	33,423
[1]	Orient Overseas International Ltd.	1,901,169	33,191
[3]	BOC Aviation Ltd.	3,104,136	31,874
	Hang Lung Properties Ltd.	25,789,667	30,319
[1]	Xinyi Glass Holdings Ltd.	23,662,865	29,368
	Cathay Pacific Airways Ltd.	17,953,987	26,686
	Kerry Properties Ltd.	8,344,413	25,398
	Hang Lung Group Ltd.	12,113,649	25,157
*,1,3	FIT Hon Teng Ltd.	24,632,576	24,345
	Bank of East Asia Ltd.	13,885,159	24,297
[1,3]	Budweiser Brewing Co. APAC Ltd.	24,624,656	24,280
[1]	CGN Mining Co. Ltd.	48,165,000	24,168
	Pacific Basin Shipping Ltd.	61,757,523	24,165
	First Pacific Co. Ltd.	33,119,977	23,238
*	New World Development Co. Ltd.	19,892,422	21,707
	Time Interconnect Technology Ltd.	8,122,854	21,463
	Hysan Development Co. Ltd.	8,482,995	21,265
	Yue Yuen Industrial Holdings Ltd.	11,278,408	20,977
[1]	United Laboratories International Holdings Ltd.	16,287,797	19,586
*,1	Bright Smart Securities & Commodities Group Ltd.	12,290,000	19,508
	DFI Retail Group Holdings Ltd.	4,559,690	19,094
	VTech Holdings Ltd.	2,334,522	17,978
	MGM China Holdings Ltd.	11,918,606	17,892
	Wynn Macau Ltd.	23,454,119	17,101
*,1,3	Everest Medicines Ltd.	3,778,112	16,860
*,1	Duality Biotherapeutics Inc.	455,900	16,269
[1]	Stella International Holdings Ltd.	8,245,803	15,651
	CTF Services Ltd.	14,981,738	15,558
*,3	HBM Holdings Ltd.	9,228,000	15,344
*,1	Cowell e Holdings Inc.	3,697,833	14,974
	Johnson Electric Holdings Ltd.	5,393,148	14,635
	VSTECS Holdings Ltd.	11,148,627	14,605
*,1,3	CARsgen Therapeutics Holdings Ltd.	5,208,500	14,430
	Luk Fook Holdings International Ltd.	4,650,475	13,337
	Fortune REIT	21,363,671	13,288
	Dah Sing Financial Holdings Ltd.	2,493,266	13,128
[1]	United Energy Group Ltd.	204,059,817	12,483
	Man Wah Holdings Ltd.	22,440,793	12,217
*,1	OSL Group Ltd.	7,501,500	12,058

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Vobile Group Ltd.	27,834,636	11,207
[1]	Guotai Junan International Holdings Ltd.	35,089,952	10,871
*,1	SJM Holdings Ltd.	37,839,253	9,996
	Nexteer Automotive Group Ltd.	15,492,741	9,625
	Shangri-La Asia Ltd.	15,630,647	8,891
[1]	Nanshan Aluminium International Holdings Ltd.	1,758,900	8,733
	Dah Sing Banking Group Ltd.	5,250,647	8,450
*,1	Realord Group Holdings Ltd.	5,856,715	8,372
*,1	Mongolian Mining Corp.	6,882,000	8,345
*	Deep Source Holdings Ltd.	80,220,416	8,192
	Swire Pacific Ltd. Class B	4,696,444	7,988
	NagaCorp Ltd.	15,505,328	7,913
[1]	Huabao International Holdings Ltd.	13,825,468	7,889
	Champion REIT	25,926,197	7,741
[1]	SY Holdings Group Ltd.	6,697,500	7,628
[1]	Vitasoy International Holdings Ltd.	9,358,026	7,401
	Chow Sang Sang Holdings International Ltd.	4,895,782	7,344
	CITIC Telecom International Holdings Ltd.	20,389,157	7,239
[1]	SUNeVision Holdings Ltd.	9,033,064	7,111
*,1	Melco International Development Ltd.	12,430,233	6,801
*,1	Envision Greenwise Holdings Ltd.	16,499,834	6,519
*,2	Jinchuan Group International Resources Co. Ltd.	75,855,080	6,198
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	6,043,282	5,691
	Cirrus Aircraft Ltd.	1,039,500	5,085
[1]	HKBN Ltd.	5,162,500	4,748
	K Wah International Holdings Ltd.	14,685,282	4,290
	IGG Inc.	10,488,256	4,171
	Prosperity REIT	22,572,006	4,154
	Value Partners Group Ltd.	15,210,256	4,120
	Sunlight REIT	13,667,013	4,077
*,1	Super Hi International Holding Ltd.	2,889,331	3,945
*,1	China Travel International Investment Hong Kong Ltd.	26,475,626	3,806
	KLN Logistics Group Ltd.	3,891,396	3,352
	SmarTone Telecommunications Holdings Ltd.	4,992,137	3,199
	Giordano International Ltd.	16,616,259	3,167
	Texhong International Group Ltd.	3,420,566	3,093
*,1	Television Broadcasts Ltd.	8,548,099	3,007
[1]	CITIC Resources Holdings Ltd.	40,960,497	2,798
	Truly International Holdings Ltd.	21,455,268	2,750
[1]	LK Technology Holdings Ltd.	7,447,605	2,593
	Hutchison Telecommunications Hong Kong Holdings Ltd.	16,560,764	2,452
[1]	Cafe de Coral Holdings Ltd.	4,557,439	2,339
*	Far East Consortium International Ltd.	17,838,170	1,741
*	Asia Cement China Holdings Corp.	6,091,227	1,640
*,3	IMAX China Holding Inc.	1,481,618	1,422
	Singamas Container Holdings Ltd.	18,140,193	1,384
*	Shun Tak Holdings Ltd.	17,434,021	1,295
[1]	C-Mer Medical Holdings Ltd.	6,694,736	1,051
			7,806,552
Hungary (0.1%)
	OTP Bank Nyrt.	3,370,900	452,135
	MOL Hungarian Oil & Gas plc	6,604,304	88,208
	Richter Gedeon Nyrt.	1,991,499	84,001
	Magyar Telekom Telecommunications plc	4,145,547	32,838
	Opus Global Nyrt.	4,990,478	5,285
*,1	4iG Nyrt.	579,540	4,348
			666,815
Iceland (0.0%)
	Islandsbanki HF	27,047,776	31,651
[3]	Arion Banki HF	19,315,927	30,235
	Hagar hf	14,021,015	13,752
	Festi hf	4,274,948	11,555
	Reitir fasteignafelag hf	9,521,583	8,816
	Kvika banki hf	64,199,255	8,122
	Heimar HF	21,652,583	6,079
*	Alvotech SA	1,562,460	5,295
	Sjova-Almennar Tryggingar hf	11,926,048	3,882
	Siminn HF	31,694,806	3,125
	Skagi Hf	19,851,770	3,044

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eimskipafelag Islands hf	1,501,179	3,015
*	Bera HF	22,643,948	2,833
*	Icelandair Group HF	287,157,748	1,805
	Kaldalon hf	8,140,896	1,732
			134,941
India (4.4%)
	Reliance Industries Ltd.	99,889,482	1,514,964
	HDFC Bank Ltd.	166,169,941	1,359,116
	ICICI Bank Ltd.	77,351,130	1,037,924
	Bharti Airtel Ltd.	43,444,431	868,451
	Infosys Ltd.	50,390,144	634,368
	Axis Bank Ltd.	33,630,519	451,072
	Mahindra & Mahindra Ltd.	13,656,647	447,901
	Larsen & Toubro Ltd.	9,885,342	419,928
	Bajaj Finance Ltd.	41,183,418	409,060
	Tata Consultancy Services Ltd.	14,953,912	392,425
	Kotak Mahindra Bank Ltd.	80,222,473	325,806
	Hindustan Unilever Ltd.	13,004,243	309,146
	Sun Pharmaceutical Industries Ltd.	15,627,711	299,361
	NTPC Ltd.	69,473,092	293,349
	Tata Steel Ltd.	121,441,040	271,561
	Maruti Suzuki India Ltd.	1,924,487	271,508
	Titan Co. Ltd.	5,377,500	249,649
	State Bank of India	21,896,230	247,668
	Bharat Electronics Ltd.	52,394,299	239,191
	Hindalco Industries Ltd.	21,322,241	234,259
	Power Grid Corp. of India Ltd.	66,368,783	223,497
	UltraTech Cement Ltd.	1,761,759	216,165
	Shriram Finance Ltd.	20,557,184	204,454
	Adani Ports & Special Economic Zone Ltd.	11,509,188	202,226
	HCL Technologies Ltd.	15,392,124	195,772
*	Adani Power Ltd.	76,572,255	180,179
	Oil & Natural Gas Corp. Ltd.	56,782,716	180,009
*	Eternal Ltd.	65,847,421	172,778
	Asian Paints Ltd.	6,654,413	172,672
	JSW Steel Ltd.	12,823,418	171,676
	Coal India Ltd.	33,306,918	169,400
	Nestle India Ltd.	10,531,813	162,256
	Grasim Industries Ltd.	5,217,076	154,279
	Eicher Motors Ltd.	1,955,087	147,110
	ITC Ltd.	44,140,300	146,967
	Tech Mahindra Ltd.	9,083,505	141,989
*	Tata Motors Ltd.	30,178,500	131,859
	Divi's Laboratories Ltd.	1,867,385	128,491
	Hindustan Aeronautics Ltd.	2,779,579	127,619
	TVS Motor Co. Ltd.	3,441,390	127,441
[3]	InterGlobe Aviation Ltd.	2,783,890	127,141
[3]	SBI Life Insurance Co. Ltd.	6,339,538	121,755
	Jio Financial Services Ltd.	45,723,460	119,213
	Apollo Hospitals Enterprise Ltd.	1,460,503	117,893
	Trent Ltd.	2,658,134	116,699
	Tata Power Co. Ltd.	24,768,886	116,562
	Tata Consumer Products Ltd.	9,523,584	115,085
	Max Healthcare Institute Ltd.	10,879,007	114,464
	Cipla Ltd.	8,181,015	113,376
	BSE Ltd.	2,918,842	112,739
	Cummins India Ltd.	1,994,651	111,131
	Dr Reddy's Laboratories Ltd.	7,952,594	111,065
	Tata Motors Passenger Vehicles Ltd.	30,194,754	109,176
	Varun Beverages Ltd.	19,743,265	107,542
	Britannia Industries Ltd.	1,725,219	104,174
*,3	Avenue Supermarts Ltd.	2,144,118	104,090
	Bajaj Auto Ltd.	983,214	103,881
	Bajaj Finserv Ltd.	5,612,428	103,816
	Hero MotoCorp Ltd.	1,901,051	102,727
	Cholamandalam Investment & Finance Co. Ltd.	6,172,025	102,315
	Power Finance Corp. Ltd.	21,329,222	101,258
	Adani Enterprises Ltd.	3,812,388	97,253
*	Suzlon Energy Ltd.	159,534,970	94,049

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bharat Petroleum Corp. Ltd.	28,950,501	92,184
*	PB Fintech Ltd.	4,980,171	87,882
	Lupin Ltd.	3,540,386	86,538
[3]	HDFC Life Insurance Co. Ltd.	13,850,925	86,034
	GE Vernova T&D India Ltd.	1,812,044	85,241
	Indian Hotels Co. Ltd. Class A	12,464,920	83,935
*	Indus Towers Ltd.	19,309,399	83,702
	Samvardhana Motherson International Ltd.	64,722,565	83,242
	CG Power & Industrial Solutions Ltd.	9,650,823	82,909
	Indian Oil Corp. Ltd.	55,062,365	82,892
[3]	HDFC Asset Management Co. Ltd.	2,879,858	82,632
[3]	AU Small Finance Bank Ltd.	7,679,238	82,488
	Federal Bank Ltd.	26,635,859	80,988
	Bharat Heavy Electricals Ltd.	21,384,282	79,728
	Persistent Systems Ltd.	1,518,515	77,586
	Bharat Forge Ltd.	3,775,975	75,271
	Ashok Leyland Ltd.	41,969,501	72,137
	Jindal Steel Ltd.	5,448,167	70,500
	Fortis Healthcare Ltd.	7,166,729	70,095
*	One 97 Communications Ltd.	5,976,476	69,456
*	Adani Energy Solutions Ltd.	4,846,464	68,901
	REC Ltd.	18,334,377	68,840
	GAIL India Ltd.	39,732,721	68,733
	Torrent Pharmaceuticals Ltd.	1,552,263	68,580
	Vedanta Ltd.	23,785,021	68,305
	Pidilite Industries Ltd.	4,640,409	67,552
	Godrej Consumer Products Ltd.	5,896,729	66,651
	Hitachi Energy India Ltd.	186,187	66,137
[3]	ICICI Lombard General Insurance Co. Ltd.	3,515,390	65,580
*	Max Financial Services Ltd.	3,871,102	64,824
	Wipro Ltd.	30,151,837	64,247
	Dixon Technologies India Ltd.	542,192	64,207
	Marico Ltd.	7,753,702	63,473
	Polycab India Ltd.	738,238	63,405
[3]	Laurus Labs Ltd.	5,359,407	62,575
*	Swiggy Ltd.	21,660,564	62,155
	Coforge Ltd.	4,869,336	61,943
[3]	LTM Ltd.	1,357,551	61,557
	United Spirits Ltd.	4,331,995	60,689
	State Bank of India GDR	530,730	60,600
	Aurobindo Pharma Ltd.	4,100,363	60,339
*	Adani Green Energy Ltd.	4,521,421	58,854
	DLF Ltd.	9,422,279	58,650
	ABB India Ltd.	766,312	58,539
	Solar Industries India Ltd.	356,163	58,180
	Multi Commodity Exchange of India Ltd.	1,829,973	57,655
	Embassy Office Parks REIT	12,838,662	57,563
	SRF Ltd.	2,131,901	56,920
	UPL Ltd.	8,349,136	56,805
	Muthoot Finance Ltd.	1,566,301	56,756
*	Yes Bank Ltd.	265,131,932	56,028
	Ambuja Cements Ltd.	11,850,974	55,737
	National Aluminium Co. Ltd.	13,141,217	55,602
	Hindustan Petroleum Corp. Ltd.	14,015,361	55,555
	Glenmark Pharmaceuticals Ltd.	2,076,066	52,796
	Info Edge India Ltd.	5,098,362	52,539
*	Siemens Ltd.	1,297,919	52,311
	APL Apollo Tubes Ltd.	2,586,699	52,159
	Torrent Power Ltd.	2,789,483	51,332
*	FSN E-Commerce Ventures Ltd.	18,233,673	51,174
	Voltas Ltd.	3,375,197	51,111
	Phoenix Mills Ltd.	2,730,495	50,921
*	IndusInd Bank Ltd.	5,138,735	49,895
	Tube Investments of India Ltd.	1,587,223	49,424
*	Vishal Mega Mart Ltd.	37,910,190	49,104
	NMDC Ltd.	50,792,460	48,617
	Bosch Ltd.	127,524	48,517
	Sundaram Finance Ltd.	1,007,673	48,302
	JSW Energy Ltd.	8,091,369	48,032
	KEI Industries Ltd.	894,301	46,025

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mphasis Ltd.	1,900,840	45,893
	IDFC First Bank Ltd.	61,657,170	45,489
	Siemens Energy India Ltd.	1,289,613	44,793
	Hindustan Zinc Ltd.	7,062,754	44,716
	MRF Ltd.	32,336	44,352
	Havells India Ltd.	3,345,205	43,811
	Colgate-Palmolive India Ltd.	1,941,341	43,010
	Bajaj Holdings & Investment Ltd.	392,711	42,706
	Bank of Baroda	15,196,655	42,399
*	Vodafone Idea Ltd.	389,187,816	42,119
[3]	Sona Blw Precision Forgings Ltd.	6,532,337	42,107
	360 ONE WAM Ltd.	3,812,311	41,713
	Steel Authority of India Ltd.	21,255,879	41,626
	Oil India Ltd.	7,971,119	41,388
*	Delhivery Ltd.	8,334,880	41,189
	Dabur India Ltd.	8,745,315	40,806
*	Godrej Properties Ltd.	2,096,650	40,714
	NHPC Ltd.	46,160,338	40,629
	Radico Khaitan Ltd.	1,122,720	40,605
	Hyundai Motor India Ltd.	2,088,070	40,180
	Biocon Ltd.	10,416,597	39,624
	Union Bank of India Ltd.	22,418,678	39,431
	Mankind Pharma Ltd.	1,656,559	39,430
	WAAREE Energies Ltd.	1,187,360	39,239
[3]	Lodha Developers Ltd.	4,113,804	39,211
	Punjab National Bank	33,783,801	39,137
*	GMR Airports Ltd.	38,047,082	38,880
	PI Industries Ltd.	1,188,881	38,355
	Canara Bank	26,621,451	37,995
	Navin Fluorine International Ltd.	520,626	37,570
	Shree Cement Ltd.	144,623	36,978
	Coromandel International Ltd.	1,726,651	36,227
	Alkem Laboratories Ltd.	634,487	36,209
	Blue Star Ltd.	1,901,528	35,872
	Jindal Stainless Ltd.	4,388,133	35,659
	Indian Bank	3,954,047	35,649
*	Piramal Finance Ltd.	1,681,913	35,590
	Oracle Financial Services Software Ltd.	343,960	35,544
	L&T Finance Ltd.	11,793,235	34,944
	Zydus Lifesciences Ltd.	3,682,487	34,807
	Prestige Estates Projects Ltd.	2,290,490	34,315
*	Aditya Birla Capital Ltd.	9,294,844	34,019
	Supreme Industries Ltd.	883,074	33,932
[3]	Indian Railway Finance Corp. Ltd.	30,148,517	33,329
	Ipca Laboratories Ltd.	2,051,873	33,210
	Page Industries Ltd.	84,539	32,897
	Apar Industries Ltd.	247,405	32,343
	Mazagon Dock Shipbuilders Ltd.	1,110,629	32,125
	Petronet LNG Ltd.	10,970,382	32,099
	Mahindra & Mahindra Financial Services Ltd.	9,451,508	31,084
	UNO Minda Ltd.	2,622,514	30,871
	Oberoi Realty Ltd.	1,727,295	30,547
*,2	Vedanta Aluminium Metal Ltd.	23,785,021	30,328
*,2	Talwandi Sabo Power Ltd.	23,785,021	30,328
*,2	Vedanta Iron & Steel Ltd.	23,785,021	30,328
*,2	Malco Energy Ltd.	23,785,021	30,328
	SBI Cards & Payment Services Ltd.	4,387,655	29,935
	JK Cement Ltd.	519,623	29,102
[3]	ICICI Prudential Life Insurance Co. Ltd.	5,361,504	29,101
[3]	PNB Housing Finance Ltd.	2,612,309	28,931
[3]	Brookfield India Real Estate Trust	8,345,472	28,739
	Astral Ltd.	1,760,534	28,495
	Lloyds Metals & Energy Ltd.	1,511,424	28,220
	Jubilant Foodworks Ltd.	5,574,647	28,212
	Tata Communications Ltd.	1,653,985	27,657
	Computer Age Management Services Ltd.	3,502,326	27,424
	Container Corp. of India Ltd.	5,076,050	27,354
	Crompton Greaves Consumer Electricals Ltd.	9,419,837	27,255
	Hindustan Copper Ltd.	4,792,646	27,252
[3]	Nippon Life India Asset Management Ltd.	2,527,533	27,063

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Balkrishna Industries Ltd.	1,178,505	26,962
	JB Chemicals & Pharmaceuticals Ltd.	1,218,942	26,280
	Rail Vikas Nigam Ltd.	8,285,261	26,151
[3]	Aster DM Healthcare Ltd.	3,502,926	25,986
	Schaeffler India Ltd.	585,615	25,625
*	Amber Enterprises India Ltd.	300,780	25,570
*	ITC Hotels Ltd.	14,944,507	25,442
	Indian Railway Catering & Tourism Corp. Ltd.	4,428,529	25,297
	Welspun Corp. Ltd.	1,875,635	25,171
	Manappuram Finance Ltd.	8,037,631	24,978
	LIC Housing Finance Ltd.	4,242,803	24,928
	Kalyan Jewellers India Ltd.	5,633,342	24,661
[3]	Bandhan Bank Ltd.	11,622,470	24,599
	Great Eastern Shipping Co. Ltd.	1,449,169	24,203
	Cholamandalam Financial Holdings Ltd.	1,457,174	24,013
[3]	RBL Bank Ltd.	6,676,581	23,813
	Patanjali Foods Ltd.	4,887,130	23,765
	Exide Industries Ltd.	6,179,867	23,583
*,3	Krishna Institute of Medical Sciences Ltd.	3,295,250	23,284
[3]	Cochin Shipyard Ltd.	1,240,930	22,786
[1]	Wipro Ltd. ADR	10,917,819	22,272
	Tata Elxsi Ltd.	503,972	22,070
	Kirloskar Oil Engines Ltd.	1,220,417	22,010
	Adani Total Gas Ltd.	3,273,181	22,000
	Dalmia Bharat Ltd.	1,089,141	21,949
	Kalpataru Projects International Ltd.	1,653,551	21,942
*,3	SAI Life Sciences Ltd.	1,935,224	21,879
[3]	Gland Pharma Ltd.	1,157,863	21,453
	Karur Vysya Bank Ltd.	6,898,711	21,417
	Linde India Ltd.	273,760	21,196
*	MTAR Technologies Ltd.	307,594	21,041
	Angel One Ltd.	6,372,804	20,865
	Anand Rathi Wealth Ltd.	547,630	20,855
	Acutaas Chemicals Ltd.	738,031	20,288
	TD Power Systems Ltd.	1,658,743	20,227
	Apollo Tyres Ltd.	4,674,217	20,202
	Central Depository Services India Ltd.	1,497,733	20,194
	Gujarat Fluorochemicals Ltd.	522,199	19,901
	Bank of India	13,399,151	19,880
	Tata Chemicals Ltd.	2,293,540	19,631
*	Ather Energy Ltd.	1,978,982	19,595
	Redington Ltd.	8,476,519	19,479
	Bharat Dynamics Ltd.	1,337,799	19,342
	Himadri Speciality Chemical Ltd.	2,973,928	19,120
	Timken India Ltd.	522,343	18,953
*	Star Health & Allied Insurance Co. Ltd.	3,409,044	18,914
[3]	General Insurance Corp. of India	4,551,593	18,908
*	Kaynes Technology India Ltd.	439,243	18,848
	Bank of Maharashtra	22,663,297	18,827
	Thermax Ltd.	436,091	18,796
	Narayana Hrudayalaya Ltd.	1,004,199	18,760
	Motilal Oswal Financial Services Ltd.	2,200,559	18,671
	CESC Ltd.	9,362,676	18,617
	AIA Engineering Ltd.	445,412	18,615
	Neuland Laboratories Ltd.	117,028	18,603
	Deepak Nitrite Ltd.	998,980	18,409
	Ajanta Pharma Ltd.	615,970	18,374
	Indraprastha Gas Ltd.	10,278,340	18,072
	Berger Paints India Ltd.	3,543,644	17,760
	Bharti Hexacom Ltd.	1,099,893	17,712
[3]	Premier Energies Ltd.	1,634,756	17,636
	ACC Ltd.	1,170,914	17,604
	Ramco Cements Ltd.	1,779,716	17,603
	KPIT Technologies Ltd.	2,149,014	17,280
*	Wockhardt Ltd.	1,166,603	17,235
	ZF Commercial Vehicle Control Systems India Ltd.	110,773	17,229
	Housing & Urban Development Corp. Ltd.	7,348,160	17,205
*	Sammaan Capital Ltd.	11,145,249	17,063
[3]	Sansera Engineering Ltd.	633,143	16,895
	NLC India Ltd.	5,025,244	16,855

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	IndiGrid Infrastructure Trust	9,234,149	16,758
*	Poonawalla Fincorp Ltd.	3,765,926	16,649
	Indian Renewable Energy Development Agency Ltd.	11,609,508	16,631
	Carborundum Universal Ltd.	1,625,478	16,406
	Aarti Industries Ltd.	3,025,044	16,263
	KPR Mill Ltd.	1,633,121	16,222
	Atul Ltd.	224,576	16,189
*	AWL Agri Business Ltd.	7,764,891	16,129
	Escorts Kubota Ltd.	468,654	16,083
	IIFL Finance Ltd.	3,294,770	16,033
[3]	Home First Finance Co. India Ltd.	1,295,802	15,940
	Brigade Enterprises Ltd.	1,900,670	15,880
	Motherson Sumi Wiring India Ltd.	36,891,705	15,866
[3]	Dr Lal PathLabs Ltd.	1,089,968	15,781
*	NTPC Green Energy Ltd.	13,545,038	15,735
	HFCL Ltd.	12,762,314	15,722
	HDB Financial Services Ltd.	2,255,270	15,686
	United Breweries Ltd.	1,015,321	15,657
[3]	Mindspace Business Parks REIT	3,172,633	15,640
	Kfin Technologies Ltd.	1,642,515	15,637
	Data Patterns India Ltd.	360,780	15,592
	Granules India Ltd.	2,081,009	15,419
[3]	L&T Technology Services Ltd.	400,446	15,411
	Kajaria Ceramics Ltd.	1,220,666	15,347
	GlaxoSmithKline Pharmaceuticals Ltd.	619,891	15,309
	Aptus Value Housing Finance India Ltd.	5,506,369	15,202
	City Union Bank Ltd.	5,308,602	15,181
	Tata Technologies Ltd.	2,461,746	15,153
	Piramal Pharma Ltd.	8,812,445	15,106
	Usha Martin Ltd.	3,142,999	15,056
	Natco Pharma Ltd.	1,270,527	14,733
	Tata Investment Corp. Ltd.	1,937,484	14,731
	NBCC India Ltd.	15,030,617	14,619
	Nuvama Wealth Management Ltd.	1,039,279	14,574
	Global Health Ltd.	1,228,088	14,518
	Amara Raja Energy & Mobility Ltd.	1,562,563	14,446
	Godfrey Phillips India Ltd.	604,980	14,422
	JSW Infrastructure Ltd.	4,942,583	14,247
*	Onesource Specialty Pharma Ltd.	771,007	14,169
	Force Motors Ltd.	67,042	14,146
	Sagility Ltd.	31,549,158	13,967
	HBL Engineering Ltd.	1,646,263	13,927
	Five-Star Business Finance Ltd.	2,734,523	13,893
*	Affle 3i Ltd.	920,251	13,853
	Sundram Fasteners Ltd.	1,541,966	13,827
	3M India Ltd.	39,265	13,816
*	Jaiprakash Power Ventures Ltd.	66,035,270	13,813
[3]	Syngene International Ltd.	2,788,844	13,810
	Castrol India Ltd.	7,053,046	13,762
	CRISIL Ltd.	301,955	13,734
	Elgi Equipments Ltd.	2,336,765	13,710
*	Inox Wind Ltd.	12,588,714	13,506
	TVS Holdings Ltd.	89,633	13,488
	Nava Ltd.	1,921,813	13,453
	Craftsman Automation Ltd.	164,601	13,414
	Aegis Logistics Ltd.	1,799,759	13,338
	IRB Infrastructure Developers Ltd.	58,171,140	13,289
	Garden Reach Shipbuilders & Engineers Ltd.	427,375	13,281
*	Reliance Power Ltd.	43,491,892	13,262
	Emami Ltd.	2,787,730	13,119
	Zee Entertainment Enterprises Ltd.	13,571,333	12,899
	PG Electroplast Ltd.	2,272,963	12,897
*	Bajaj Housing Finance Ltd.	13,870,188	12,816
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	951,506	12,757
[3]	Endurance Technologies Ltd.	513,801	12,698
	Gujarat State Petronet Ltd.	4,202,190	12,677
	CCL Products India Ltd.	1,016,450	12,231
*	EID Parry India Ltd.	1,367,005	12,221
	UTI Asset Management Co. Ltd.	1,212,792	12,192
	Dr Reddy's Laboratories Ltd. ADR	874,071	11,922

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Sterlite Technologies Ltd.	3,807,737	11,913
*	PVR Inox Ltd.	1,035,597	11,698
	Whirlpool of India Ltd.	1,120,082	11,697
	Aditya Birla Sun Life Asset Management Co. Ltd.	1,081,124	11,621
*	Cartrade Tech Ltd.	674,006	11,587
*	Ola Electric Mobility Ltd.	29,865,454	11,559
*	Inventurus Knowledge Solutions Ltd.	658,582	11,515
	Aditya Birla Real Estate Ltd.	730,974	11,502
	KEC International Ltd.	1,935,784	11,481
	Cyient Ltd.	1,236,719	11,436
	Voltamp Transformers Ltd.	91,900	11,434
	Syrma SGS Technology Ltd.	1,123,131	11,412
	Zen Technologies Ltd.	640,395	11,374
	Can Fin Homes Ltd.	1,228,867	11,263
*	PTC Industries Ltd.	66,244	11,263
	Godawari Power & Ispat Ltd.	3,528,556	11,080
	Ceat Ltd.	301,793	11,025
	Grindwell Norton Ltd.	662,485	11,015
	Asahi India Glass Ltd.	1,242,195	10,979
[3]	PowerGrid Infrastructure Investment Trust	11,084,236	10,897
*	CreditAccess Grameen Ltd.	789,142	10,845
	Engineers India Ltd.	4,024,692	10,732
	BEML Ltd.	558,036	10,655
	Honeywell Automation India Ltd.	32,116	10,523
	LMW Ltd.	67,860	10,449
	Authum Investment & Infrastucture Ltd.	2,086,086	10,443
	Hexaware Technologies Ltd.	2,194,048	10,409
*	Cohance Lifesciences Ltd.	2,035,326	10,404
	VA Tech Wabag Ltd.	649,256	10,382
	NCC Ltd.	5,978,140	10,379
	Chambal Fertilisers & Chemicals Ltd.	2,239,286	10,354
	Netweb Technologies India Ltd.	240,144	10,342
*	Schneider Electric Infrastructure Ltd.	783,697	10,317
	Anant Raj Ltd.	1,989,362	10,284
	Firstsource Solutions Ltd.	4,506,596	10,213
	Triveni Turbine Ltd.	1,678,952	10,186
	Tilaknagar Industries Ltd.	2,063,856	10,160
	Gujarat Gas Ltd.	2,513,480	10,119
	Gabriel India Ltd.	929,432	10,109
*	Prime Focus Ltd.	3,062,370	10,104
	Strides Pharma Science Ltd.	909,578	10,007
	Techno Electric & Engineering Co. Ltd.	733,239	9,979
	Mahanagar Gas Ltd.	827,088	9,935
	Sobha Ltd.	649,599	9,862
	Vardhman Textiles Ltd.	1,515,715	9,856
	Jubilant Pharmova Ltd.	997,284	9,802
	Finolex Cables Ltd.	932,453	9,771
	Edelweiss Financial Services Ltd.	7,986,736	9,670
	Arvind Ltd.	2,278,716	9,634
[3]	IndiaMart InterMesh Ltd.	429,228	9,564
	EIH Ltd.	2,816,291	9,531
	Titagarh Rail System Ltd.	1,165,019	9,500
*	Azad Engineering Ltd.	411,682	9,446
	Gujarat Mineral Development Corp. Ltd.	1,210,639	9,425
	Shyam Metalics & Energy Ltd.	1,015,498	9,379
*	Medplus Health Services Ltd.	1,013,827	9,361
	Balrampur Chini Mills Ltd.	1,681,655	9,253
	Zensar Technologies Ltd.	1,694,673	9,228
	Birlasoft Ltd.	2,342,636	9,174
*,3	Lemon Tree Hotels Ltd.	7,353,237	9,162
	eClerx Services Ltd.	604,184	9,144
	Bayer CropScience Ltd.	180,798	9,104
	CIE Automotive India Ltd.	1,811,555	9,093
	Capri Global Capital Ltd.	4,566,509	8,993
*	Aditya Birla Lifestyle Brands Ltd.	8,251,754	8,992
	Gillette India Ltd.	106,443	8,958
	Tamilnad Mercantile Bank Ltd.	1,144,966	8,958
	LT Foods Ltd.	1,939,805	8,876
	Rainbow Children's Medicare Ltd.	661,496	8,788
	SJVN Ltd.	10,456,276	8,754

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aavas Financiers Ltd.	594,199	8,702
	Avanti Feeds Ltd.	591,000	8,699
[3]	Paradeep Phosphates Ltd.	6,337,068	8,666
	Kirloskar Pneumatic Co. Ltd.	542,365	8,636
*	Jyoti CNC Automation Ltd.	1,087,112	8,621
	Intellect Design Arena Ltd.	1,087,606	8,596
*,3	Eris Lifesciences Ltd.	613,587	8,576
[3]	IRB InvIT Fund	13,279,296	8,481
	Jammu & Kashmir Bank Ltd.	6,176,770	8,433
[3]	Indian Energy Exchange Ltd.	6,364,178	8,412
	V-Guard Industries Ltd.	2,392,772	8,371
*	Go Digit General Insurance Ltd.	2,553,631	8,350
	RR Kabel Ltd.	498,276	8,293
	Shaily Engineering Plastics Ltd.	309,398	8,291
	Shriram Pistons & Rings Ltd.	223,015	8,239
	Chennai Petroleum Corp. Ltd.	688,684	8,227
*,3	Ujjivan Small Finance Bank Ltd.	13,698,555	8,212
	Ratnamani Metals & Tubes Ltd.	293,414	8,202
	PCBL Chemical Ltd.	2,662,490	8,201
	Jubilant Ingrevia Ltd.	1,087,293	8,187
	Sarda Energy & Minerals Ltd.	1,298,395	8,137
*	Devyani International Ltd.	6,153,083	8,126
	JM Financial Ltd.	5,493,591	8,086
	Chalet Hotels Ltd.	1,008,922	8,070
	JK Tyre & Industries Ltd.	1,865,260	8,049
	Astra Microwave Products Ltd.	675,083	8,036
	Shipping Corp. of India Ltd.	2,491,217	8,026
	Vijaya Diagnostic Centre Ltd.	666,668	7,977
*	BlackBuck Ltd.	1,368,312	7,938
	Sumitomo Chemical India Ltd.	1,787,112	7,936
	Gravita India Ltd.	457,590	7,909
	Olectra Greentech Ltd.	598,894	7,908
	KSB Ltd.	761,504	7,894
	Afcons Infrastructure Ltd.	2,182,418	7,858
[3]	IRCON International Ltd.	4,846,248	7,850
	Jindal Saw Ltd.	3,323,174	7,840
	South Indian Bank Ltd.	18,749,938	7,834
	Metro Brands Ltd.	721,276	7,819
*	Aadhar Housing Finance Ltd.	1,510,608	7,819
	Karnataka Bank Ltd.	2,747,501	7,809
	Poly Medicure Ltd.	485,578	7,776
	Sun TV Network Ltd.	1,213,770	7,773
	Belrise Industries Ltd.	3,427,330	7,737
[3]	Metropolis Healthcare Ltd.	1,524,412	7,700
*	NMDC Steel Ltd.	16,913,284	7,648
	Time Technoplast Ltd.	3,728,568	7,615
	Praj Industries Ltd.	1,759,849	7,592
	Supreme Petrochem Ltd.	938,072	7,510
	Century Plyboards India Ltd.	888,737	7,503
	Zydus Wellness Ltd.	1,395,829	7,493
*	Nazara Technologies Ltd.	2,678,480	7,476
	Ramkrishna Forgings Ltd.	1,180,232	7,474
	Graphite India Ltd.	996,413	7,449
	PTC India Ltd.	3,331,175	7,335
*	Sapphire Foods India Ltd.	3,348,962	7,284
	HEG Ltd.	1,150,637	7,242
*	Hindustan Construction Co. Ltd.	30,862,431	7,230
	Swan Corp. Ltd.	2,031,639	7,208
*	Honasa Consumer Ltd.	1,929,878	6,975
	Vesuvius India Ltd.	1,265,324	6,957
	Bata India Ltd.	915,651	6,949
	Finolex Industries Ltd.	3,756,511	6,879
*	Indian Overseas Bank	18,523,592	6,877
*	Gokaldas Exports Ltd.	905,075	6,803
	Kirloskar Brothers Ltd.	370,189	6,772
	IDBI Bank Ltd.	8,339,273	6,708
	CMS Info Systems Ltd.	2,169,649	6,664
	Alembic Pharmaceuticals Ltd.	833,878	6,663
*	IFCI Ltd.	10,681,393	6,656
	Pricol Ltd.	1,096,426	6,644

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Godrej Industries Ltd.	649,803	6,589
	DCM Shriram Ltd.	507,895	6,587
	Sudarshan Chemical Industries Ltd.	679,648	6,572
	Gujarat Pipavav Port Ltd.	3,966,149	6,536
	Sonata Software Ltd.	2,395,863	6,487
	Elecon Engineering Co. Ltd.	1,200,397	6,450
	Bikaji Foods International Ltd.	898,857	6,430
[3]	KPI Green Energy Ltd.	1,350,234	6,404
	Prudent Corporate Advisory Services Ltd.	214,141	6,402
	Procter & Gamble Health Ltd.	115,901	6,389
	Cemindia Projects Ltd.	737,346	6,371
*	Tbo Tek Ltd.	479,009	6,370
	AstraZeneca Pharma India Ltd.	73,159	6,362
	Doms Industries Ltd.	260,223	6,323
	BASF India Ltd.	162,919	6,272
	Care Ratings Ltd.	350,304	6,194
	Minda Corp. Ltd.	1,116,525	6,156
	JK Lakshmi Cement Ltd.	902,600	6,154
	SKF India Ltd.	336,350	6,114
*	BrainBees Solutions Ltd.	2,407,805	6,113
[3]	New India Assurance Co. Ltd.	3,580,806	6,081
	Clean Science & Technology Ltd.	696,097	6,041
	JSW Dulux Ltd.	193,555	6,037
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,213,701	6,025
	Kansai Nerolac Paints Ltd.	2,821,755	5,885
	Gujarat State Fertilizers & Chemicals Ltd.	3,234,142	5,835
*	SBFC Finance Ltd.	5,953,006	5,821
	Welspun Living Ltd.	4,228,810	5,810
	Transformers & Rectifiers India Ltd.	1,628,728	5,785
	Aarti Pharmalabs Ltd.	736,691	5,776
*,3	Equitas Small Finance Bank Ltd.	8,149,582	5,759
	IIFL Capital Services Ltd.	1,722,752	5,722
*	Bajaj Consumer Care Ltd.	1,194,768	5,698
	Shilpa Medicare Ltd.	1,310,030	5,642
	Arvind Fashions Ltd.	1,195,331	5,601
*	Rategain Travel Technologies Ltd.	877,549	5,600
*	Aditya Birla Fashion & Retail Ltd.	8,207,596	5,597
	Marksans Pharma Ltd.	2,846,031	5,578
	Central Bank of India Ltd.	14,399,890	5,565
*	Le Travenues Technology Ltd.	3,117,897	5,556
	TSF Investments Ltd.	1,299,564	5,550
	Garware Hi-Tech Films Ltd.	127,943	5,429
	Caplin Point Laboratories Ltd.	298,792	5,411
	Mahindra Lifespace Developers Ltd.	1,499,835	5,401
*	Eureka Forbes Ltd.	1,013,668	5,354
	Vinati Organics Ltd.	376,202	5,276
	Fine Organic Industries Ltd.	107,545	5,266
	Power Mech Projects Ltd.	198,557	5,229
	Trident Ltd.	18,916,097	5,220
	Archean Chemical Industries Ltd.	812,342	5,218
	Tanla Platforms Ltd.	950,527	5,172
	GHCL Ltd.	957,674	5,146
	Maharashtra Scooters Ltd.	39,639	5,140
	Action Construction Equipment Ltd.	543,983	5,120
	Mangalore Refinery & Petrochemicals Ltd.	2,874,815	5,095
	Knowledge Realty Trust	3,976,534	4,999
	EPL Ltd.	2,086,044	4,992
[3]	Tejas Networks Ltd.	1,128,813	4,959
*	Websol Energy System Ltd.	4,226,860	4,953
*	Sanofi Consumer Healthcare India Ltd.	98,193	4,942
	Jupiter Wagons Ltd.	1,646,643	4,941
	Happiest Minds Technologies Ltd.	1,248,134	4,934
	Genus Power Infrastructures Ltd.	1,482,295	4,903
	Blue Dart Express Ltd.	84,534	4,889
	Triveni Engineering & Industries Ltd.	1,096,852	4,776
	Safari Industries India Ltd.	318,920	4,768
	Shakti Pumps India Ltd.	793,488	4,747
	Jyothy Labs Ltd.	1,683,892	4,739
	Sanofi India Ltd.	131,596	4,736
[3]	Godrej Agrovet Ltd.	744,097	4,689

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tega Industries Ltd.	264,737	4,664
*	India Cements Ltd.	1,112,817	4,660
	Mrs Bectors Food Specialities Ltd.	2,241,060	4,660
	Concord Biotech Ltd.	382,589	4,628
	DCB Bank Ltd.	2,327,074	4,616
*	Nuvoco Vistas Corp. Ltd.	1,464,156	4,604
	Suprajit Engineering Ltd.	1,040,073	4,567
*	Restaurant Brands Asia Ltd.	6,518,263	4,509
	Jupiter Life Line Hospitals Ltd.	343,256	4,445
*	SignatureGlobal India Ltd.	482,535	4,439
	RITES Ltd.	1,901,166	4,417
*	RattanIndia Power Ltd.	41,012,669	4,410
	BLS International Services Ltd.	1,491,872	4,404
	Westlife Foodworld Ltd.	867,659	4,361
*	Borosil Renewables Ltd.	817,504	4,341
	ISGEC Heavy Engineering Ltd.	374,154	4,305
	Railtel Corp. of India Ltd.	1,243,877	4,280
	JK Paper Ltd.	1,122,040	4,274
	ION Exchange India Ltd.	1,016,654	4,269
*	Sterling & Wilson Renewable	1,876,989	4,159
	JBM Auto Ltd.	616,872	4,127
	Bombay Burmah Trading Co.	256,864	4,081
	Maharashtra Seamless Ltd.	600,370	4,062
	Garware Technical Fibres Ltd.	621,737	4,042
	KRBL Ltd.	1,034,319	4,014
	Mastek Ltd.	222,889	3,999
	Newgen Software Technologies Ltd.	735,333	3,942
*	GMR Power & Urban Infra Ltd.	3,483,968	3,940
	Paisalo Digital Ltd.	7,422,404	3,930
*,2	Embassy Developments Ltd.	7,910,784	3,885
	Vedant Fashions Ltd.	859,749	3,885
	Birla Corp. Ltd.	403,155	3,881
	Rhi Magnesita India Ltd.	896,438	3,825
	Electrosteel Castings Ltd.	4,371,369	3,799
	GMM Pfaudler Ltd.	385,529	3,687
*	Shree Renuka Sugars Ltd.	11,908,064	3,678
*,2	Reliance Infrastructure Ltd.	4,333,322	3,630
	Rain Industries Ltd.	2,716,591	3,630
	PNC Infratech Ltd.	1,598,140	3,622
	Cera Sanitaryware Ltd.	64,915	3,610
	Saregama India Ltd.	982,919	3,564
	Rallis India Ltd.	1,258,481	3,543
*	V-Mart Retail Ltd.	527,864	3,448
*	AvenuesAI Ltd.	23,472,371	3,420
	NIIT Learning Systems Ltd.	1,019,877	3,382
	G R Infraprojects Ltd.	339,037	3,364
	Texmaco Rail & Engineering Ltd.	3,012,216	3,364
	Orient Electric Ltd.	1,718,014	3,359
*	Tata Teleservices Maharashtra Ltd.	7,381,342	3,357
	Anup Engineering Ltd.	150,719	3,294
*	Valor Estate Ltd.	2,965,788	3,266
	AurionPro Solutions Ltd.	353,473	3,259
[3]	Dilip Buildcon Ltd.	648,116	3,182
*	Network18 Media & Investments Ltd.	8,651,147	3,156
	Relaxo Footwears Ltd.	990,062	3,131
	TTK Prestige Ltd.	580,837	3,100
	Alkyl Amines Chemicals	190,351	3,058
	Campus Activewear Ltd.	1,164,677	3,056
*	VIP Industries Ltd.	966,655	3,031
*	Raymond Lifestyle Ltd.	348,404	2,945
*	TVS Supply Chain Solutions Ltd.	2,413,176	2,926
	Gateway Distriparks Ltd.	4,800,340	2,917
*	Sheela Foam Ltd.	534,096	2,886
	Cello World Ltd.	649,117	2,868
	NOCIL Ltd.	1,495,954	2,845
	KNR Constructions Ltd.	2,104,288	2,786
	Galaxy Surfactants Ltd.	137,196	2,697
*	Ashoka Buildcon Ltd.	1,810,852	2,580
	Kaveri Seed Co. Ltd.	250,551	2,563
*	Alok Industries Ltd.	17,220,050	2,522

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bajaj Electricals Ltd.	596,121	2,501
*	Raymond Ltd.	474,722	2,350
*	Chemplast Sanmar Ltd.	968,537	2,338
*	Zaggle Prepaid Ocean Services Ltd.	916,330	2,336
	Polyplex Corp. Ltd.	226,963	2,273
	Thomas Cook India Ltd.	2,287,166	2,269
*	TeamLease Services Ltd.	166,729	2,170
	Pfizer Ltd.	42,910	2,141
	Balaji Amines Ltd.	150,461	2,128
*	Sun Pharma Advanced Research Co. Ltd.	1,396,765	2,115
	Symphony Ltd.	228,056	2,041
*	Jai Balaji Industries Ltd.	2,454,749	2,036
	Vaibhav Global Ltd.	792,636	1,825
[3]	Quess Corp. Ltd.	845,343	1,772
*	Rajesh Exports Ltd.	1,307,990	1,657
*	Just Dial Ltd.	297,067	1,649
	Route Mobile Ltd.	254,986	1,426
	Orient Cement Ltd.	801,955	1,219
*	Allcargo Logistics Ltd.	10,806,433	1,105
*	JSW Holdings Ltd.	8,158	1,076
*,2	Allcargo Worldwide Ltd.	4,114,288	1,009
*	Genus Prime Infra Ltd.	247,049	70
*,2	Chennai Super Kings Cricket Ltd.	951,110	—
			27,619,020
Indonesia (0.3%)
	Bank Central Asia Tbk. PT	719,306,397	243,874
	Bank Rakyat Indonesia Persero Tbk. PT	968,287,947	167,509
	Bank Mandiri Persero Tbk. PT	635,476,450	161,698
	Telkom Indonesia Persero Tbk. PT	638,389,158	104,430
	Astra International Tbk. PT	295,826,807	102,486
*	Amman Mineral Internasional PT	177,441,400	52,361
*	Dian Swastatika Sentosa Tbk. PT	449,797,500	42,135
	Bank Negara Indonesia Persero Tbk. PT	175,662,612	37,848
*	Bumi Resources Minerals Tbk. PT	775,278,111	36,104
*	GoTo Gojek Tokopedia Tbk. PT Class A	11,485,438,500	35,861
	United Tractors Tbk. PT	20,565,039	34,554
*	Merdeka Copper Gold Tbk. PT	176,925,300	33,109
*	Bumi Resources Tbk. PT	2,369,833,629	32,958
*	Barito Pacific Tbk. PT	304,315,773	32,333
	Indofood Sukses Makmur Tbk. PT	64,199,472	25,044
	Charoen Pokphand Indonesia Tbk. PT	106,143,614	24,598
	Aneka Tambang Tbk.	109,946,497	23,860
	Sumber Alfaria Trijaya Tbk. PT	297,369,323	22,757
	Alamtri Resources Indonesia Tbk. PT	138,393,845	20,184
	Indah Kiat Pulp & Paper Tbk. PT	34,003,245	19,224
	Adaro Andalan Indonesia PT	28,034,100	18,775
*	Petrindo Jaya Kreasi Tbk. PT	245,194,890	17,051
	Perusahaan Gas Negara Persero Tbk. PT	129,235,691	14,539
	Kalbe Farma Tbk. PT	268,873,617	13,479
	Indofood CBP Sukses Makmur Tbk. PT	32,897,235	12,903
	Elang Mahkota Teknologi Tbk. PT	241,078,863	11,520
	XLSMART Telecom Sejahtera Tbk. PT	67,699,358	11,504
	Vale Indonesia Tbk. PT	27,128,411	10,765
	Alamtri Minerals Indonesia Tbk. PT	95,621,392	10,240
	Medco Energi Internasional Tbk. PT	91,450,134	9,273
	Pabrik Kertas Tjiwi Kimia Tbk. PT	18,315,745	9,170
	Indosat Tbk. PT	76,168,904	8,791
	Mitra Adiperkasa Tbk. PT	115,450,673	8,126
*	Japfa Comfeed Indonesia Tbk. PT	56,580,751	8,120
	Trimegah Bangun Persada Tbk. PT	132,808,600	8,027
	AKR Corporindo Tbk. PT	86,933,307	7,953
	Mitra Keluarga Karyasehat Tbk. PT	71,316,550	7,944
	Bukit Asam Persero Tbk. PT	47,577,316	7,895
	Medikaloka Hermina Tbk. PT	115,677,672	7,685
	Unilever Indonesia Tbk. PT	84,239,760	7,481
	Sarana Menara Nusantara Tbk. PT	265,450,799	7,297
	Dayamitra Telekomunikasi PT	243,022,743	7,243
	Gudang Garam Tbk. PT	7,268,136	6,732
	Timah Tbk. PT	32,415,801	6,727

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bukalapak.com PT Tbk.	710,245,000	6,124
*	MNC Digital Entertainment Tbk. PT	128,617,943	5,950
	Indo Tambangraya Megah Tbk. PT	3,574,638	5,506
*	Bank Tabungan Negara Persero Tbk. PT	70,075,984	5,500
	Semen Indonesia Persero Tbk. PT	47,412,430	5,492
	Cisarua Mountain Dairy PT Tbk.	22,390,958	5,476
*	Bank Jago Tbk. PT	69,496,500	5,250
	Bank Syariah Indonesia Persero Tbk. PT	48,235,823	4,954
	Mayora Indah Tbk. PT	49,486,598	4,879
	Ciputra Development Tbk. PT	120,885,784	4,822
*	ESSA Industries Indonesia Tbk. PT	93,858,655	4,744
	Map Aktif Adiperkasa PT	125,391,700	4,430
	Indocement Tunggal Prakarsa Tbk. PT	14,275,564	4,298
	Jasa Marga Persero Tbk. PT	24,646,559	4,221
	BFI Finance Indonesia Tbk. PT	90,077,472	4,164
	Astra Agro Lestari Tbk. PT	8,820,492	4,127
	Pakuwon Jati Tbk. PT	212,060,924	3,872
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	3,748
	Avia Avian Tbk. PT	159,768,569	3,567
	Bank Pan Indonesia Tbk. PT	50,320,227	2,968
	PT Tower Bersama Infrastructure Tbk.	28,092,622	2,835
	Summarecon Agung Tbk. PT	152,109,963	2,725
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	93,131,300	2,685
*	Bumi Serpong Damai Tbk. PT	51,534,380	2,298
	Surya Citra Media Tbk. PT	153,068,497	2,213
*	Lippo Karawaci Tbk. PT	457,218,026	2,172
*	Siloam International Hospitals Tbk. PT	14,099,203	2,037
	Aspirasi Hidup Indonesia Tbk. PT	94,779,821	1,962
*	Bank Neo Commerce Tbk. PT	103,901,552	1,842
	Bank BTPN Syariah Tbk. PT	28,676,557	1,658
*	Panin Financial Tbk. PT	118,050,309	1,654
	MDS Retailing Tbk. PT	16,182,381	1,525
*	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	26,045,674	1,309
*	Media Nusantara Citra Tbk. PT	90,894,998	1,273
*,2	Waskita Karya Persero Tbk. PT	248,206,980	—
			1,614,447
Ireland (0.2%)
	AIB Group plc	31,289,011	360,654
	Bank of Ireland Group plc	14,082,432	277,387
	Kingspan Group plc	2,218,790	205,291
	Kerry Group plc Class A	2,375,359	201,308
	Ryanair Holdings plc	3,843,018	100,830
	Glanbia plc	2,885,428	67,018
	Cairn Homes plc	8,428,554	21,566
	Glanbia plc (XLON)	8,754	192
*,2	Irish Bank Resolution Corp. Ltd.	698,992	—
			1,234,246
Israel (0.9%)
*	Teva Pharmaceutical Industries Ltd.	16,732,385	588,167
	Bank Leumi Le-Israel BM	21,770,183	551,105
	Bank Hapoalim BM	19,336,366	518,795
*	Tower Semiconductor Ltd.	1,636,135	340,955
	Elbit Systems Ltd.	381,364	317,275
*	Nova Ltd.	447,068	223,237
	Phoenix Financial Ltd.	3,353,075	201,750
	Israel Discount Bank Ltd. Class A	18,095,228	201,307
	Mizrahi Tefahot Bank Ltd.	2,242,082	176,302
*	Enlight Renewable Energy Ltd.	1,891,644	168,347
	Next Vision Stabilized Systems Ltd.	1,034,419	118,814
	Bezeq The Israeli Telecommunication Corp. Ltd.	40,857,204	111,149
	Harel Insurance Investments & Financial Services Ltd.	1,715,481	106,226
*	Nice Ltd.	908,255	92,840
*	OPC Energy Ltd.	2,214,855	92,687
	Clal Insurance Enterprises Holdings Ltd.	997,186	86,168
	Azrieli Group Ltd.	535,489	85,411
*	Camtek Ltd.	411,087	78,599
	Mega Or Holdings Ltd.	333,325	68,182
	First International Bank of Israel Ltd.	782,505	65,449
	Tel Aviv Stock Exchange Ltd.	1,296,654	65,245

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Big Shopping Centers Ltd.	233,446	61,585
	ICL Group Ltd.	10,567,108	56,583
	Melisron Ltd.	352,703	52,010
	Menora Mivtachim Holdings Ltd.	314,647	51,357
*	Migdal Insurance & Financial Holdings Ltd.	7,964,735	50,889
	Delek Group Ltd.	131,810	45,301
	Shufersal Ltd.	2,914,393	43,487
	Mivne Real Estate KD Ltd.	8,481,668	40,879
	Paz Retail & Energy Ltd.	146,796	40,623
	Strauss Group Ltd.	877,009	37,992
*	Doral Group Renewable Energy Resources Ltd.	1,508,769	37,671
*	Shikun & Binui Ltd.	4,992,056	33,352
*	Shapir Engineering & Industry Ltd.	2,143,102	30,128
	Energix-Renewable Energies Ltd.	4,042,952	30,025
	Alony Hetz Properties & Investments Ltd.	2,425,234	29,277
*	Bet Shemesh Engines Holdings 1997 Ltd.	118,240	28,914
	Kenon Holdings Ltd.	286,158	26,478
	Meitav Investment House Ltd.	571,696	26,157
	Partner Communications Co. Ltd.	1,925,713	25,623
*	Fattal Holdings 1998 Ltd.	101,861	25,454
	FIBI Holdings Ltd.	245,276	25,448
*	OY Nofar Energy Ltd.	400,827	25,258
	Reit 1 Ltd.	2,865,116	25,151
	Amot Investments Ltd.	3,414,997	23,343
	Matrix IT Ltd.	704,434	21,629
	Turpaz Industries Ltd.	843,260	21,492
	El Al Israel Airlines	4,481,725	20,146
	Formula Systems 1985 Ltd.	140,833	19,758
	YH Dimri Construction & Development Ltd.	143,127	19,509
	Electra Ltd.	584,690	19,270
	Cellcom Israel Ltd.	1,553,738	19,086
	Hilan Ltd.	260,654	18,680
*	Meshek Energy Renewable Energies Ltd.	4,231,253	18,399
	Israel Canada T.R Ltd.	2,589,610	18,059
	Generation Capital Ltd.	21,424,241	17,020
*	Gilat Satellite Networks Ltd.	931,870	16,876
	Ashtrom Group Ltd.	679,674	16,806
	Oil Refineries Ltd.	32,468,226	16,601
*	Airport City Ltd.	852,253	15,838
	Aura Investments Ltd.	2,197,085	15,685
	Israel Corp. Ltd.	55,038	15,651
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	125,660	15,528
*	Equital Ltd.	338,988	14,584
*	Nayax Ltd.	208,811	14,562
	One Software Technologies Ltd.	663,137	14,476
	Isracard Ltd.	2,696,272	13,772
	Inrom Construction Industries Ltd.	1,453,282	13,636
*	Isrotel Ltd.	258,356	13,441
	Max Stock Ltd.	1,322,669	13,173
*	Priortech Ltd.	118,744	12,720
	Aryt Industries Ltd.	891,128	12,687
	Qualitau Ltd.	67,044	12,654
*	Argo Properties NV	266,718	12,536
	Sella Capital Real Estate Ltd.	3,343,976	12,501
	Fox Wizel Ltd.	113,330	12,235
	Gav-Yam Lands Corp. Ltd.	864,403	11,969
	Danel Adir Yeoshua Ltd.	72,393	11,524
	Summit Real Estate Holdings Ltd.	558,809	10,464
	Blue Square Real Estate Ltd.	73,535	9,865
	IDI Insurance Co. Ltd.	125,922	9,729
	Delta Galil Ltd.	148,194	8,587
	Lapidoth Capital Ltd.	268,798	7,443
*	Perion Network Ltd.	661,937	6,779
	Elco Ltd.	136,498	6,666
	Delek Automotive Systems Ltd.	678,977	5,165
	G City Ltd.	1,458,575	5,149
*	Orion Retail Properties Ltd.	520,301	569
			5,723,914

Total International Stock Index Fund
		Shares	Market Value• ($000)
Italy (2.0%)
	UniCredit SpA	22,099,497	1,707,902
	Intesa Sanpaolo SpA	224,807,564	1,527,395
	Enel SpA	113,642,271	1,326,852
	Eni SpA	27,529,214	778,427
	Prysmian SpA	4,191,383	637,548
	Generali	14,173,821	635,157
	Ferrari NV	1,745,051	603,877
	STMicroelectronics NV	9,423,109	513,469
	Leonardo SpA	5,886,573	367,592
	BPER Banca SpA	22,455,119	331,478
	Banca Monte dei Paschi di Siena SpA	30,451,852	324,608
	Banco BPM SpA	21,512,713	313,463
	Terna - Rete Elettrica Nazionale	20,522,082	246,845
	Snam SpA	30,037,063	236,855
*	Stellantis NV	31,406,466	230,460
	FinecoBank Banca Fineco SpA	8,967,645	222,627
	Moncler SpA	3,283,896	198,254
[3]	Poste Italiane SpA	6,638,364	176,208
	Tenaris SA	4,930,046	157,374
	Unipol Assicurazioni SpA	5,510,912	143,993
*	Telecom Italia SpA (Registered)	162,472,206	128,220
	Italgas SpA	8,990,496	108,604
[1]	Saipem SpA	19,155,220	103,784
	Lottomatica Group SpA	3,487,070	102,526
	Recordati Industria Chimica e Farmaceutica SpA	1,594,703	93,111
*	Telecom Italia SpA (Bearer)	86,720,488	80,073
	Banca Mediolanum SpA	3,090,351	67,736
	Azimut Holding SpA	1,580,504	67,116
	Buzzi SpA	1,206,498	66,060
	A2A SpA	23,183,591	66,021
	Davide Campari-Milano NV	8,191,171	60,775
	Hera SpA	11,272,229	53,193
	Banca Generali SpA	805,724	52,848
	Brunello Cucinelli SpA	504,748	49,255
	Interpump Group SpA	1,106,235	46,637
*	Technoprobe SpA	2,096,804	45,508
	Iveco Group NV	2,661,407	43,656
[3]	Pirelli & C SpA	5,870,023	40,375
[1,3]	Infrastrutture Wireless Italiane SpA	4,674,667	39,652
[3]	Technogym SpA	1,669,401	39,331
	De' Longhi SpA	1,001,174	38,932
	Maire SpA	2,059,782	38,092
	Reply SpA	328,566	36,430
	SOL SpA	529,364	35,803
[1,3]	Nexi SpA	6,563,447	31,285
	Mediobanca Banca di Credito Finanziario SpA	1,294,059	30,198
	Danieli & C Officine Meccaniche SpA	524,287	29,504
	Iren SpA	9,007,403	27,563
[1]	DiaSorin SpA	316,671	21,605
[3]	Enav SpA	3,574,256	20,923
[3]	Carel Industries SpA	663,423	20,247
	ERG SpA	744,727	20,127
	Webuild SpA	6,716,285	19,963
	Amplifon SpA	1,791,953	19,850
	Brembo NV	2,023,968	19,073
*	Fincantieri SpA	1,355,705	19,066
	Credito Emiliano SpA	1,001,585	17,750
	ACEA SpA	622,216	16,326
	MFE-MediaForEurope NV Class A	4,415,987	15,069
	Tamburi Investment Partners SpA	1,510,821	14,953
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	178,580	13,986
	Banca IFIS SpA	450,136	12,263
	Cementir Holding NV	610,799	10,927
[1]	Intercos SpA	743,523	10,606
	Sesa SpA	102,681	10,397
[3]	RAI Way SpA	1,395,754	10,036
	El.En. SpA	639,013	9,848
*	Salvatore Ferragamo SpA	957,803	8,351
[1]	Moltiply Group SpA	197,040	7,886

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Sanlorenzo SpA	199,584	7,802
	Italmobiliare SpA	215,465	7,362
*,1,3	BFF Bank SpA	2,580,438	6,280
*,1,3	GVS SpA	943,744	4,698
[1]	Piaggio & C SpA	2,424,743	4,582
	Arnoldo Mondadori Editore SpA	1,885,070	4,560
	Ariston Holding NV	953,241	4,401
[1]	MARR SpA	431,893	4,376
[1]	Zignago Vetro SpA	437,685	3,621
*,1	Juventus Football Club SpA	1,466,447	3,509
[3]	Anima Holding SpA	377,432	2,957
[1]	MFE-MediaForEurope NV Class B	670,085	2,909
[1]	Alerion Cleanpower SpA	85,575	2,756
	Rizzoli Corriere Della Sera Mediagroup SpA	2,328,468	2,641
[1]	Tinexta SpA	75,030	1,337
	Tenaris SA ADR	7	—
*,2	Gemina SpA	315,232	—
			12,685,715
Japan (14.8%)
	Toyota Motor Corp.	155,591,113	2,986,636
	Mitsubishi UFJ Financial Group Inc.	160,879,116	2,889,846
	Hitachi Ltd.	63,425,540	2,016,827
	Advantest Corp.	10,611,004	1,981,272
	SoftBank Group Corp.	57,338,960	1,958,632
	Tokyo Electron Ltd.	6,490,877	1,912,750
	Sumitomo Mitsui Financial Group Inc.	53,453,779	1,887,402
	Sony Group Corp.	88,010,655	1,763,323
	Mitsubishi Corp.	48,008,734	1,537,559
	Mizuho Financial Group Inc.	35,184,522	1,513,030
	Mitsubishi Heavy Industries Ltd.	46,915,090	1,400,223
	Mitsui & Co. Ltd.	37,074,702	1,392,004
	Keyence Corp.	2,741,588	1,257,473
	Shin-Etsu Chemical Co. Ltd.	27,120,445	1,248,685
	Fast Retailing Co. Ltd.	2,588,608	1,218,575
	Tokio Marine Holdings Inc.	26,374,089	1,207,848
	Mitsubishi Electric Corp.	28,896,695	1,159,653
	ITOCHU Corp.	91,977,140	1,139,883
	Fujikura Ltd.	23,754,866	916,534
	Hoya Corp.	4,872,135	909,841
	Recruit Holdings Co. Ltd.	19,381,559	897,850
	Marubeni Corp.	21,534,394	838,142
	Murata Manufacturing Co. Ltd.	23,975,845	795,141
	Takeda Pharmaceutical Co. Ltd.	23,130,346	773,312
	Nintendo Co. Ltd.	15,075,694	737,486
	Sumitomo Electric Industries Ltd.	11,038,226	726,693
	Panasonic Holdings Corp.	32,947,127	673,960
	KDDI Corp.	40,470,066	662,274
*	Kioxia Holdings Corp.	2,688,900	650,603
	Disco Corp.	1,278,486	608,281
	FANUC Corp.	13,568,300	599,354
	Japan Tobacco Inc.	16,042,033	597,642
	SoftBank Corp.	414,809,940	583,832
	Daikin Industries Ltd.	4,024,145	568,592
	Komatsu Ltd.	13,183,874	564,507
	ORIX Corp.	16,358,769	550,579
	Sumitomo Corp.	14,783,252	549,674
	TDK Corp.	27,737,460	507,163
	Chugai Pharmaceutical Co. Ltd.	9,373,550	499,886
	Fujitsu Ltd.	24,804,030	497,850
	NEC Corp.	18,094,780	481,321
	Renesas Electronics Corp.	23,734,606	479,977
	Otsuka Holdings Co. Ltd.	6,439,905	469,355
	Sompo Holdings Inc.	12,554,727	467,229
	Daiichi Life Group Inc.	50,550,708	462,826
	MS&AD Insurance Group Holdings Inc.	17,854,830	459,121
	Mitsubishi Estate Co. Ltd.	15,944,333	454,385
	Japan Post Bank Co. Ltd.	26,166,424	449,023
	Honda Motor Co. Ltd.	54,650,721	443,460
	Ajinomoto Co. Inc.	13,736,774	441,506

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Daiichi Sankyo Co. Ltd.	26,966,521	438,047
	Mitsui Fudosan Co. Ltd.	37,754,204	413,485
	Resona Holdings Inc.	32,032,312	400,650
	SMC Corp.	807,331	396,999
	Toyota Tsusho Corp.	10,073,599	395,447
	NTT Inc.	398,241,175	387,911
	Astellas Pharma Inc.	26,162,161	370,763
	Seven & i Holdings Co. Ltd.	30,332,843	361,839
	Aeon Co. Ltd.	36,012,658	347,000
	Nomura Holdings Inc.	42,722,921	342,203
	East Japan Railway Co.	15,291,085	333,788
	Bridgestone Corp.	16,012,270	332,752
	Inpex Corp.	12,617,894	328,951
	Kyocera Corp.	18,767,904	326,111
	ENEOS Holdings Inc.	38,084,096	319,849
	FUJIFILM Holdings Corp.	17,347,186	319,251
	Canon Inc.	12,243,187	314,975
	Lasertec Corp.	1,132,217	312,920
	Sumitomo Mitsui Trust Group Inc.	9,327,676	311,855
	Denso Corp.	26,064,364	311,418
	Ibiden Co. Ltd.	3,606,624	308,475
	Central Japan Railway Co.	12,356,720	296,444
	Sumitomo Realty & Development Co. Ltd.	9,509,838	294,801
	Suzuki Motor Corp.	25,643,124	286,778
	Japan Post Holdings Co. Ltd.	24,000,189	278,332
	Asics Corp.	9,734,504	276,437
	Furukawa Electric Co. Ltd.	996,380	270,604
	Nippon Steel Corp.	72,804,750	268,031
	Terumo Corp.	21,009,734	267,328
	Daiwa House Industry Co. Ltd.	8,421,985	256,963
	Kao Corp.	6,580,483	245,214
	IHI Corp.	13,280,720	242,580
	JX Advanced Metals Corp.	7,805,505	242,161
	Resonac Holdings Corp.	2,617,503	239,539
	Kajima Corp.	6,066,304	237,096
	Kawasaki Heavy Industries Ltd.	11,300,830	232,327
	Taisei Corp.	2,138,000	231,846
	Kansai Electric Power Co. Inc.	14,212,415	227,685
	Ebara Corp.	6,655,000	227,654
	Kubota Corp.	13,867,853	226,385
	Shionogi & Co. Ltd.	11,006,364	222,361
	Sumitomo Metal Mining Co. Ltd.	3,584,096	220,361
	Daifuku Co. Ltd.	5,015,714	219,295
	Obayashi Corp.	9,288,395	218,377
	Mitsui Kinzoku Co. Ltd.	782,572	215,018
	Oriental Land Co. Ltd.	15,404,995	214,329
	Secom Co. Ltd.	5,849,242	212,969
*	Nidec Corp.	13,654,536	210,331
	Nippon Yusen KK	5,788,881	208,045
	Asahi Group Holdings Ltd.	20,959,762	206,362
	Tokyo Gas Co. Ltd.	4,774,954	202,792
	Bandai Namco Holdings Inc.	8,399,194	192,806
	Sekisui House Ltd.	8,752,712	190,581
	Nitto Denko Corp.	9,846,955	187,292
	Osaka Gas Co. Ltd.	5,194,891	186,670
	Chubu Electric Power Co. Inc.	10,708,640	184,177
	Kirin Holdings Co. Ltd.	11,620,242	183,240
	Daiwa Securities Group Inc.	19,204,358	180,768
	Asahi Kasei Corp.	18,225,636	179,338
	Japan Exchange Group Inc.	14,934,142	177,891
	Mitsui OSK Lines Ltd.	4,628,280	174,829
	Fuji Electric Co. Ltd.	2,024,437	170,143
	SCREEN Holdings Co. Ltd.	2,553,752	169,316
	Konami Group Corp.	1,400,080	168,112
	Nomura Research Institute Ltd.	6,074,450	163,948
	Ryohin Keikaku Co. Ltd.	7,007,866	162,322
	T&D Holdings Inc.	6,607,691	160,091
	SBI Holdings Inc.	7,872,300	158,847
	Pan Pacific International Holdings Corp.	27,963,850	158,165
	Niterra Co. Ltd.	2,830,589	153,009

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Olympus Corp.	15,508,501	152,534
	Toray Industries Inc.	20,422,461	146,628
	Yokohama Financial Group Inc.	15,347,219	145,685
	Shimizu Corp.	7,279,746	140,645
	Yaskawa Electric Corp.	3,730,574	132,286
	Makita Corp.	3,548,235	131,757
	Chiba Bank Ltd.	9,428,739	130,147
	Kokusai Electric Corp.	3,053,200	128,495
	Yokogawa Electric Corp.	3,619,678	126,029
	Obic Co. Ltd.	4,737,835	125,899
	Subaru Corp.	8,221,953	122,468
	NGK Corp.	3,783,652	119,793
	Shiseido Co. Ltd.	5,819,940	118,872
	Shizuoka Financial Group Inc.	6,660,380	116,927
	Shimano Inc.	1,111,394	116,602
	Mitsubishi Chemical Group Corp.	19,836,991	116,293
	Eisai Co. Ltd.	3,870,523	115,854
	West Japan Railway Co.	6,374,528	115,389
	Aisin Corp.	7,237,836	114,773
	Sojitz Corp.	2,990,776	112,019
	MINEBEA MITSUMI Inc.	5,492,480	109,812
	Mebuki Financial Group Inc.	13,144,020	109,126
	Mitsubishi HC Capital Inc.	11,955,506	108,593
	Dai Nippon Printing Co. Ltd.	5,669,026	107,378
	Fukuoka Financial Group Inc.	2,605,622	106,370
	Isuzu Motors Ltd.	7,638,666	105,249
	Capcom Co. Ltd.	4,956,524	104,650
	TOPPAN Holdings Inc.	3,479,548	103,425
	AGC Inc.	2,835,176	101,681
*	Rakuten Group Inc.	20,882,859	101,675
	Rohm Co. Ltd.	4,697,312	101,626
	Unicharm Corp.	17,328,403	101,229
	Omron Corp.	2,782,161	99,935
	Kyoto Financial Group Inc.	3,589,432	99,216
	LY Corp.	37,583,687	98,854
	Nippon Building Fund Inc.	117,687	98,830
	Idemitsu Kosan Co. Ltd.	11,440,990	97,893
	Nippon Sanso Holdings Corp.	2,763,991	97,446
	Kikkoman Corp.	10,588,185	96,197
	Hankyu Hanshin Holdings Inc.	3,314,018	96,070
	JFE Holdings Inc.	8,736,033	95,942
	Daito Trust Construction Co. Ltd.	4,152,685	93,406
	Yamaha Motor Co. Ltd.	13,261,906	93,151
	MISUMI Group Inc.	3,926,077	90,373
	Food & Life Cos. Ltd.	1,532,914	89,171
	Isetan Mitsukoshi Holdings Ltd.	4,609,337	87,592
	Kinden Corp.	1,633,105	87,503
	Nippon Paint Holdings Co. Ltd.	13,824,107	87,189
	Toyo Suisan Kaisha Ltd.	1,264,898	86,876
	Tokyo Ohka Kogyo Co. Ltd.	1,468,573	86,337
	Nitori Holdings Co. Ltd.	5,949,865	86,016
	Nippon Express Holdings Inc.	3,273,693	85,981
	MEIJI Holdings Co. Ltd.	3,610,542	85,696
	Kawasaki Kisen Kaisha Ltd.	5,253,227	85,646
	Shimadzu Corp.	3,668,128	85,267
	Kurita Water Industries Ltd.	1,572,508	84,990
	Ono Pharmaceutical Co. Ltd.	5,731,770	84,774
	Sekisui Chemical Co. Ltd.	5,500,263	84,285
*	Tokyo Electric Power Co. Holdings Inc.	21,872,743	83,273
[1]	Sanrio Co. Ltd.	14,215,775	82,844
	Nitto Boseki Co. Ltd.	439,566	80,762
	SUMCO Corp.	5,053,126	80,621
	Hachijuni Nagano Bank Ltd.	5,809,787	78,713
	Nissan Chemical Corp.	1,808,838	78,213
	Kandenko Co. Ltd.	1,791,869	78,164
	Hulic Co. Ltd.	6,893,532	77,749
	Horiba Ltd.	553,400	77,054
	TOTO Ltd.	2,156,096	75,740
	Japan Real Estate Investment Corp.	98,812	75,629
	Yokohama Rubber Co. Ltd.	1,843,727	75,043

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sony Financial Group Inc.	83,458,255	74,876
	Amada Co. Ltd.	4,409,490	74,563
	Japan Post Insurance Co. Ltd.	7,619,595	74,296
	Nexon Co. Ltd.	4,383,860	74,011
	Zensho Holdings Co. Ltd.	1,335,169	73,588
	Taiyo Yuden Co. Ltd.	1,794,445	73,571
	Tokyu Fudosan Holdings Corp.	8,635,590	73,525
	Tokyu Corp.	6,873,610	73,097
	MatsukiyoCocokara & Co.	5,003,257	72,896
	Kyushu Electric Power Co. Inc.	6,704,070	72,484
	Japan Metropolitan Fund Investment Corp.	97,563	72,304
	Sumitomo Chemical Co. Ltd.	21,973,868	71,703
*	Nissan Motor Co. Ltd.	31,321,090	71,663
	Toho Co. Ltd.	7,604,200	70,100
	Mitsubishi Gas Chemical Co. Inc.	2,442,887	68,779
	Gunma Bank Ltd.	5,005,858	68,543
	Ricoh Co. Ltd.	8,054,167	67,922
	Iyogin Holdings Inc.	3,411,625	65,747
	BayCurrent Inc.	2,024,260	65,189
	TIS Inc.	2,990,166	65,171
	Tokyo Tatemono Co. Ltd.	2,802,439	64,486
	Brother Industries Ltd.	3,387,676	64,333
	Trend Micro Inc.	1,843,412	64,165
[1]	McDonald's Holdings Co. Japan Ltd.	1,236,600	64,165
	Sumitomo Forestry Co. Ltd.	7,089,960	64,073
	Asahi Intecc Co. Ltd.	3,025,108	63,656
	Sanwa Holdings Corp.	2,779,462	63,574
	Azbil Corp.	7,130,236	63,457
	NOF Corp.	3,067,146	62,640
	Skylark Holdings Co. Ltd.	3,245,356	62,267
	Nomura Real Estate Master Fund Inc.	60,339	62,180
	Mitsui Chemicals Inc.	5,086,502	62,051
	Mitsubishi Materials Corp.	1,882,532	62,035
	Square Enix Holdings Co. Ltd.	3,928,469	61,967
	Haseko Corp.	3,578,694	61,801
	Hikari Tsushin Inc.	254,020	61,685
	Tosoh Corp.	4,002,794	61,682
	Tokyo Seimitsu Co. Ltd.	554,939	61,318
	Kobe Steel Ltd.	4,944,230	60,933
	Open House Group Co. Ltd.	1,030,543	60,651
	Hokuhoku Financial Group Inc.	1,582,915	60,345
	USS Co. Ltd.	5,566,558	60,121
	Otsuka Corp.	3,239,688	60,096
	Nippon Prologis REIT Inc.	104,790	60,012
	Yakult Honsha Co. Ltd.	3,445,816	60,006
	Sapporo Holdings Ltd.	5,296,340	59,416
	Sysmex Corp.	6,655,310	58,769
	Kintetsu Group Holdings Co. Ltd.	2,741,225	58,533
	Oji Holdings Corp.	11,096,555	58,339
	Electric Power Development Co. Ltd.	2,371,900	58,047
	M3 Inc.	6,007,583	57,868
	THK Co. Ltd.	1,541,008	57,771
	77 Bank Ltd.	2,992,448	57,608
	COMSYS Holdings Corp.	1,583,176	57,013
	Maruwa Co. Ltd.	120,093	56,733
	Meiko Electronics Co. Ltd.	280,912	56,718
	NH Foods Ltd.	1,371,615	56,513
*	Dentsu Group Inc.	2,976,555	56,512
	GLP J-REIT	65,055	56,379
	KDX Realty Investment Corp.	53,861	56,258
	Japan Steel Works Ltd.	920,228	56,236
	Sumitomo Heavy Industries Ltd.	1,660,514	56,181
	Hirose Electric Co. Ltd.	398,158	55,352
	Mazda Motor Corp.	8,594,058	55,319
	Modec Inc.	664,262	54,922
	Seibu Holdings Inc.	2,310,257	54,366
	GS Yuasa Corp.	1,343,374	54,320
	Seiko Epson Corp.	3,944,945	53,062
	Hamamatsu Photonics KK	4,096,632	52,807
	NSK Ltd.	6,473,463	52,580

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Rakuten Bank Ltd.	1,295,900	52,361
	United Urban Investment Corp.	46,276	52,359
	EXEO Group Inc.	2,851,360	52,350
	Hitachi Construction Machinery Co. Ltd.	1,494,780	52,322
	Kyowa Kirin Co. Ltd.	3,461,746	52,154
	Suntory Beverage & Food Ltd.	1,809,031	52,133
	SG Holdings Co. Ltd.	5,560,896	52,045
	Nissin Foods Holdings Co. Ltd.	2,904,941	52,008
	Nomura Real Estate Holdings Inc.	7,864,880	51,312
	Nabtesco Corp.	1,545,154	51,103
	Tobu Railway Co. Ltd.	2,842,879	50,768
	Nippon Electric Glass Co. Ltd.	969,326	50,601
	Hoshizaki Corp.	1,551,135	50,434
	J Front Retailing Co. Ltd.	3,415,506	49,706
	Daiwa House REIT Investment Corp.	61,633	49,568
	JGC Holdings Corp.	3,250,027	49,382
	Dowa Holdings Co. Ltd.	807,945	49,165
	Mitsui E&S Co. Ltd.	1,363,107	49,159
	Medipal Holdings Corp.	2,741,170	48,977
	CyberAgent Inc.	6,050,317	48,454
	Orix JREIT Inc.	76,272	48,454
	Anritsu Corp.	1,840,871	48,189
	Tohoku Electric Power Co. Inc.	6,878,552	48,045
	Santen Pharmaceutical Co. Ltd.	4,650,367	47,924
	Odakyu Electric Railway Co. Ltd.	4,784,467	47,897
	Nikon Corp.	4,323,952	47,838
	Kyushu Railway Co.	2,063,490	47,365
	Hirogin Holdings Inc.	3,957,243	46,749
[1]	Nikkon Holdings Co. Ltd.	1,427,852	46,136
	Credit Saison Co. Ltd.	1,661,985	46,035
	Yamaguchi Financial Group Inc.	2,654,558	45,613
	Nishi-Nippon Financial Holdings Inc.	1,811,072	45,474
	Nisshin Seifun Group Inc.	3,554,692	45,405
	Kyushu Financial Group Inc.	5,550,686	45,330
	Fuji Corp.	1,159,726	45,180
	Kuraray Co. Ltd.	4,279,985	44,951
	Ulvac Inc.	712,124	44,844
	Penta-Ocean Construction Co. Ltd.	3,985,819	44,658
	Marui Group Co. Ltd.	2,323,696	44,483
	Yamato Holdings Co. Ltd.	3,858,196	43,711
	SKY Perfect JSAT Corp.	2,001,008	43,687
	Koito Manufacturing Co. Ltd.	2,684,416	43,553
	Keisei Electric Railway Co. Ltd.	6,093,151	43,517
	Rohto Pharmaceutical Co. Ltd.	2,951,644	43,404
	Kraftia Corp.	702,211	43,310
	MonotaRO Co. Ltd.	3,637,300	43,250
	Daishi Hokuetsu Financial Group Inc.	3,462,052	43,166
	Takashimaya Co. Ltd.	3,624,118	43,089
	Nichias Corp.	2,156,655	42,791
	Takasago Thermal Engineering Co. Ltd.	1,476,066	42,571
	SWCC Corp.	413,128	42,286
	Invincible Investment Corp.	107,055	42,121
	UACJ Corp.	2,367,200	41,767
	Kamigumi Co. Ltd.	1,263,124	41,747
	Toyoda Gosei Co. Ltd.	1,411,803	41,658
	Lixil Corp.	4,005,126	41,357
	Shimamura Co. Ltd.	1,973,238	41,322
	Chugin Financial Group Inc.	2,209,279	41,117
	Cosmo Energy Holdings Co. Ltd.	1,606,196	41,061
	Japan Hotel REIT Investment Corp.	81,616	40,787
	Toyo Tire Corp.	1,661,505	40,737
	JTEKT Corp.	3,327,666	40,642
	NHK Spring Co. Ltd.	2,223,811	40,632
	Tsuruha Holdings Inc.	3,080,560	40,540
	Yamaha Corp.	5,668,743	40,455
	Nagase & Co. Ltd.	5,353,744	40,268
[1]	Tokyo Metro Co. Ltd.	3,979,600	40,078
	ZOZO Inc.	5,948,102	39,921
	Kewpie Corp.	1,493,705	39,634
	Yamazaki Baking Co. Ltd.	1,894,614	39,630

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Advance Residence Investment Corp.	38,087	39,372
*	Mercari Inc.	1,613,887	39,266
	Air Water Inc.	2,765,953	39,235
[1]	Mitsubishi Logistics Corp.	4,349,775	38,961
	Zenkoku Hosho Co. Ltd.	1,909,314	38,439
	Micronics Japan Co. Ltd.	455,860	38,327
	Persol Holdings Co. Ltd.	25,709,600	38,267
	Alfresa Holdings Corp.	2,529,082	38,181
	INFRONEER Holdings Inc.	2,786,397	37,933
	Alps Alpine Co. Ltd.	2,527,515	37,928
[1]	ANA Holdings Inc.	2,274,993	37,806
	Yamato Kogyo Co. Ltd.	491,125	37,488
	Keio Corp.	7,856,530	37,039
	Organo Corp.	365,744	36,960
	Hyakugo Bank Ltd.	3,217,710	36,616
	Taiheiyo Cement Corp.	1,598,374	36,289
	Dexerials Corp.	2,321,128	36,225
	Citizen Watch Co. Ltd.	3,090,546	35,807
	ALSOK Co. Ltd.	4,695,005	35,512
	Nifco Inc.	1,199,305	35,340
	Kadokawa Corp.	1,546,840	35,247
	Shiga Bank Ltd.	2,850,660	35,145
	DMG Mori Co. Ltd.	1,885,718	35,139
	Iwatani Corp.	2,838,892	34,900
	Sumitomo Rubber Industries Ltd.	2,684,163	34,811
	Kansai Paint Co. Ltd.	2,316,292	34,762
	Lion Corp.	3,543,084	34,659
	Rinnai Corp.	1,511,214	34,345
	Nichirei Corp.	2,851,286	34,267
	Taiyo Holdings Co. Ltd.	1,111,036	34,227
	Toyo Seikan Group Holdings Ltd.	1,643,620	34,090
	Sankyu Inc.	632,899	34,010
	Rorze Corp.	1,409,630	33,791
*,1	Metaplanet Inc.	15,604,221	33,551
	Kobe Bussan Co. Ltd.	1,915,762	33,538
	Japan Prime Realty Investment Corp.	52,951	33,521
	Macnica Holdings Inc.	1,982,324	33,486
	Japan Airlines Co. Ltd.	2,118,289	33,312
	Nissui Corp.	4,241,095	33,019
	Nagoya Railroad Co. Ltd.	2,912,233	32,891
	GMO Payment Gateway Inc.	651,661	32,731
	Toho Gas Co. Ltd.	4,332,484	32,531
	Sekisui House REIT Inc.	59,460	32,348
	Industrial & Infrastructure Fund Investment Corp.	34,517	32,307
	CKD Corp.	832,916	32,274
	Kanematsu Corp.	2,342,522	32,222
	Japan Airport Terminal Co. Ltd.	985,694	31,676
	Mitsui Fudosan Logistics Park Inc.	44,069	31,628
	BIPROGY Inc.	1,087,248	31,269
	Keikyu Corp.	3,187,329	31,250
	ADEKA Corp.	1,246,016	31,207
	Denka Co. Ltd.	1,196,111	31,151
	Sega Sammy Holdings Inc.	2,145,510	31,105
	Socionext Inc.	2,549,845	31,030
	Sanki Engineering Co. Ltd.	2,013,102	31,023
	Casio Computer Co. Ltd.	3,038,415	30,827
	Morinaga Milk Industry Co. Ltd.	1,017,154	30,694
	North Pacific Bank Ltd.	4,825,357	30,681
	Sankyo Co. Ltd.	2,591,390	30,656
	Coca-Cola Bottlers Japan Holdings Inc.	1,412,515	30,627
	Iida Group Holdings Co. Ltd.	2,148,704	30,392
	Canon Marketing Japan Inc.	1,329,988	30,270
*,1	Sumitomo Pharma Co. Ltd.	2,730,207	30,141
	Meidensha Corp.	551,500	30,132
	Seiko Group Corp.	808,006	30,015
	MIRAIT ONE Corp.	1,158,364	29,849
	Suzuken Co. Ltd.	839,757	29,724
	Juroku Financial Group Inc.	2,251,550	29,582
	Kakaku.com Inc.	1,766,786	29,521
	NANKAI Co. Ltd.	1,556,912	29,518

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Japan Petroleum Exploration Co. Ltd.	2,059,555	29,464
	Sugi Holdings Co. Ltd.	1,456,327	29,148
	Internet Initiative Japan Inc.	1,646,551	28,973
	Mitsui Fudosan Accommodations Fund Inc.	34,632	28,931
	Harmonic Drive Systems Inc.	845,835	28,836
	Miura Co. Ltd.	1,390,944	28,807
	Hisamitsu Pharmaceutical Co. Inc.	750,694	28,786
[1]	Ferrotec Corp.	593,000	28,590
	Tokyo Century Corp.	2,071,144	28,451
	Resorttrust Inc.	2,528,572	28,163
	Toda Corp.	3,101,757	28,160
	Stanley Electric Co. Ltd.	1,422,037	27,754
	Sinfonia Technology Co. Ltd.	301,914	27,753
	Daihen Corp.	279,894	27,691
	Suruga Bank Ltd.	1,859,631	27,573
	Sumitomo Bakelite Co. Ltd.	780,314	27,483
	Daicel Corp.	3,480,325	27,289
	Kobayashi Pharmaceutical Co. Ltd.	735,801	27,260
	Takara Holdings Inc.	2,417,043	27,248
	Keihan Holdings Co. Ltd.	1,312,949	27,217
	Yamada Holdings Co. Ltd.	8,145,778	27,159
	Activia Properties Inc.	30,152	27,116
	Ezaki Glico Co. Ltd.	749,172	27,100
	Shibaura Mechatronics Corp.	870,000	27,029
[1]	Rigaku Holdings Corp.	1,546,400	26,877
	Oracle Corp. Japan	481,722	26,805
	Jeol Ltd.	665,042	26,752
	Daido Steel Co. Ltd.	2,287,445	26,742
	Nisshinbo Holdings Inc.	2,024,370	26,703
	DIC Corp.	1,165,210	26,677
	Tokyo Kiraboshi Financial Group Inc.	355,983	26,492
	Teijin Ltd.	2,619,313	26,379
	Chugoku Electric Power Co. Inc.	4,550,454	26,102
	Oki Electric Industry Co. Ltd.	1,205,683	26,083
	Nippon Gas Co. Ltd.	1,511,618	25,949
	Nippon Shinyaku Co. Ltd.	845,713	25,930
	Mitsui-Soko Holdings Co. Ltd.	1,014,951	25,590
	Hazama Ando Corp.	2,108,661	25,565
	Mabuchi Motor Co. Ltd.	2,680,472	25,227
	Tokuyama Corp.	981,943	25,225
	Zeon Corp.	2,163,631	25,219
	Rengo Co. Ltd.	3,198,071	25,198
	San-In Godo Bank Ltd.	2,089,043	25,110
	Daiwabo Holdings Co. Ltd.	1,227,283	24,992
	Aichi Financial Group Inc.	2,626,665	24,919
	Hanwa Co. Ltd.	2,391,850	24,705
	ARE Holdings Inc.	1,071,673	24,532
	Kokuyo Co. Ltd.	4,905,932	24,436
	Inaba Denki Sangyo Co. Ltd.	1,448,158	24,430
	Dai-Dan Co. Ltd.	1,352,986	24,164
	Shikoku Electric Power Co. Inc.	2,424,352	24,137
	LaSalle Logiport REIT	24,519	23,967
	Ogaki Kyoritsu Bank Ltd.	525,420	23,523
	Sundrug Co. Ltd.	976,260	23,488
[1]	Makino Milling Machine Co. Ltd.	307,729	23,372
	Nippon Kayaku Co. Ltd.	2,100,958	23,301
	Japan Logistics Fund Inc.	38,062	23,183
	Maruichi Steel Tube Ltd.	2,492,368	23,146
	Senko Group Holdings Co. Ltd.	1,940,404	22,969
	Nippon Shokubai Co. Ltd.	1,664,420	22,914
	Fuyo General Lease Co. Ltd.	826,029	22,870
	C Uyemura & Co. Ltd.	152,236	22,791
	Tsumura & Co.	971,976	22,670
	Aozora Bank Ltd.	1,398,245	22,560
	Hakuhodo DY Holdings Inc.	3,347,162	22,475
	Bank of Nagoya Ltd.	599,627	22,391
	Keiyo Bank Ltd.	1,612,166	22,347
	Toho Holdings Co. Ltd.	779,051	22,230
	Seino Holdings Co. Ltd.	1,437,388	22,032
	Max Co. Ltd.	2,043,068	21,876

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Park24 Co. Ltd.	1,858,929	21,860
	Konica Minolta Inc.	6,816,988	21,678
	Senshu Ikeda Holdings Inc.	3,684,085	21,676
	ABC-Mart Inc.	1,271,343	21,596
	Takeuchi Manufacturing Co. Ltd.	478,774	21,583
	Kiyo Bank Ltd.	814,372	21,567
	Nihon Kohden Corp.	2,305,034	21,470
	MEITEC Group Holdings Inc.	1,063,415	21,298
	Kaneka Corp.	679,864	21,264
	OSG Corp.	1,015,945	21,247
	Cosmos Pharmaceutical Corp.	546,446	21,239
[1]	NS Solutions Corp.	915,612	21,213
	K's Holdings Corp.	1,828,364	21,134
	Nipro Corp.	2,171,911	21,084
	Kagome Co. Ltd.	1,224,274	21,036
	Namura Shipbuilding Co. Ltd.	799,600	20,944
	UBE Corp.	1,367,745	20,732
	Amano Corp.	905,582	20,701
	Comforia Residential REIT Inc.	29,367	20,656
	Hyakujushi Bank Ltd.	1,351,384	20,593
	Calbee Inc.	1,085,751	20,579
*,1	Money Forward Inc.	671,438	20,556
	Japan Elevator Service Holdings Co. Ltd.	2,030,208	20,540
	Wacoal Holdings Corp.	694,429	20,484
	Ushio Inc.	1,013,692	20,412
	Tsubakimoto Chain Co.	1,348,118	20,209
	Sotetsu Holdings Inc.	1,184,248	19,957
	Sawai Group Holdings Co. Ltd.	1,481,121	19,946
	Nojima Corp.	2,549,404	19,872
	Tokai Carbon Co. Ltd.	2,787,036	19,822
	Musashino Bank Ltd.	1,300,884	19,761
	Blue Zones Holdings Co. Ltd.	1,768,000	19,680
	Nanto Bank Ltd.	2,072,810	19,673
	AEON REIT Investment Corp.	24,525	19,665
	SHO-BOND Holdings Co. Ltd.	2,319,580	19,621
	Frontier Real Estate Investment Corp.	35,788	19,602
	NOK Corp.	1,091,957	19,419
	Awa Bank Ltd.	475,141	19,278
	Daiwa Securities Living Investments Corp.	27,955	19,227
	OKUMA Corp.	667,452	19,154
	Lintec Corp.	589,843	19,088
	Goldwin Inc.	1,361,594	19,056
	NTN Corp.	7,799,703	19,041
[1]	Hokkaido Electric Power Co. Inc.	2,927,629	19,034
	Hulic REIT Inc.	18,160	18,947
	Tsugami Corp.	627,890	18,833
	Tomy Co. Ltd.	1,155,831	18,779
	Nishi-Nippon Railroad Co. Ltd.	1,024,153	18,761
	Sumitomo Warehouse Co. Ltd.	778,216	18,754
	Tokai Tokyo Financial Holdings Inc.	4,151,404	18,704
	Koei Tecmo Holdings Co. Ltd.	1,884,307	18,668
	Fuso Chemical Co. Ltd.	888,087	18,594
[1]	Kotobuki Spirits Co. Ltd.	1,452,115	18,585
	Mizuho Leasing Co. Ltd.	2,031,710	18,473
	Acom Co. Ltd.	5,731,031	18,393
[1]	Yoshinoya Holdings Co. Ltd.	911,620	18,390
	Kanadevia Corp.	2,386,026	18,390
	Mori Hills REIT Investment Corp.	21,331	18,284
	Okumura Corp.	464,938	18,275
	Kumagai Gumi Co. Ltd.	1,885,724	18,079
	Morinaga & Co. Ltd.	1,054,844	18,000
	H2O Retailing Corp.	1,222,125	17,933
[1]	Mitsubishi Motors Corp.	9,175,150	17,920
	House Foods Group Inc.	926,991	17,797
	Glory Ltd.	688,809	17,521
	Nihon M&A Center Holdings Inc.	4,174,535	17,484
	Mizuno Corp.	820,978	17,429
	Pigeon Corp.	1,602,395	17,300
	Yamaichi Electronics Co. Ltd.	258,299	17,234
	Towa Corp.	906,419	17,228

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mori Trust REIT Inc.	35,472	17,205
	Relo Group Inc.	1,371,155	17,165
	Sanyo Denki Co. Ltd.	385,527	17,068
	Aica Kogyo Co. Ltd.	761,560	17,052
	Musashi Seimitsu Industry Co. Ltd.	621,720	17,014
	Kose Holdings Corp.	473,613	16,895
	CCI Group Inc.	2,803,920	16,855
	NTT UD REIT Investment Corp.	19,132	16,800
	Furuno Electric Co. Ltd.	357,723	16,598
	GMO internet group Inc.	838,282	16,591
	Takuma Co. Ltd.	932,115	16,431
[1]	Kusuri no Aoki Holdings Co. Ltd.	687,647	16,399
	TBS Holdings Inc.	463,400	16,390
[1]	Toridoll Holdings Corp.	632,288	16,340
	H.U. Group Holdings Inc.	818,704	16,335
	Osaka Soda Co. Ltd.	1,363,580	16,326
	NSD Co. Ltd.	948,185	16,277
	Daiseki Co. Ltd.	601,714	16,113
*	Visional Inc.	339,835	16,048
	Nakanishi Inc.	906,254	16,011
	Noritake Co. Ltd.	723,496	15,926
	Daiwa Office Investment Corp.	7,447	15,919
	Nippon Soda Co. Ltd.	686,906	15,919
	Okamura Corp.	991,373	15,908
	Fujimi Inc.	767,978	15,885
	JVCKenwood Corp.	2,105,056	15,867
	Ship Healthcare Holdings Inc.	1,062,988	15,819
	OBIC Business Consultants Co. Ltd.	402,095	15,804
[1]	Colowide Co. Ltd.	1,334,157	15,794
	Taikisha Ltd.	710,990	15,792
	Tocalo Co. Ltd.	791,130	15,784
	Kyoritsu Maintenance Co. Ltd.	1,030,910	15,685
	Mitsubishi Estate Logistics REIT Investment Corp.	20,159	15,660
	PILLAR Corp.	265,645	15,619
	Toyota Boshoku Corp.	1,097,936	15,534
	Okasan Securities Group Inc.	2,689,521	15,529
	Japan Excellent Inc.	16,920	15,473
	Kaga Electronics Co. Ltd.	577,224	15,458
	Inabata & Co. Ltd.	626,168	15,436
	Toa Corp.	855,096	15,278
	Umios Corp.	1,806,681	15,276
	Nippon Light Metal Holdings Co. Ltd.	833,115	15,258
*,1	Chiyoda Corp.	2,350,583	15,250
	Seria Co. Ltd.	695,650	15,217
	AEON Financial Service Co. Ltd.	1,526,105	15,177
	Japan Securities Finance Co. Ltd.	1,100,020	15,144
[1]	Create Restaurants Holdings Inc.	3,312,240	15,108
[1]	Fuji Media Holdings Inc.	607,645	15,031
	Yodoko Ltd.	1,744,595	14,979
	Tokyu REIT Inc.	12,131	14,962
	Nishimatsu Construction Co. Ltd.	406,358	14,946
	Nippn Corp.	883,605	14,935
	Nextage Co. Ltd.	679,439	14,914
	Toagosei Co. Ltd.	1,365,486	14,829
	KYB Corp.	513,126	14,788
	Toei Animation Co. Ltd.	892,400	14,765
	Toei Co. Ltd.	399,200	14,720
	Pilot Corp.	481,613	14,691
	Starts Corp. Inc.	480,937	14,683
	Seiren Co. Ltd.	719,283	14,600
	Seven Bank Ltd.	8,622,793	14,561
	Raito Kogyo Co. Ltd.	596,404	14,534
	Valor Holdings Co. Ltd.	615,647	14,506
	Katitas Co. Ltd.	724,554	14,464
	EDION Corp.	1,066,422	14,448
	Nippon Densetsu Kogyo Co. Ltd.	458,418	14,311
	Exedy Corp.	365,184	14,297
[1]	Union Tool Co.	132,720	14,259
	Yonex Co. Ltd.	842,092	14,259
[1]	Ito En Ltd.	773,282	14,222

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hokuriku Electric Power Co.	2,553,319	14,214
	Miyazaki Bank Ltd.	1,117,610	14,151
	Tadano Ltd.	1,613,630	14,146
	Shikoku Kasei Holdings Corp.	441,185	14,118
	DeNA Co. Ltd.	864,535	14,107
	Dentsu Soken Inc.	1,002,861	14,104
	Ain Holdings Inc.	388,570	14,089
[1]	Nippon Television Holdings Inc.	740,500	14,077
	Oita Bank Ltd.	1,030,410	14,045
	Megmilk Snow Brand Co. Ltd.	697,940	14,024
	Arcs Co. Ltd.	645,154	14,020
	Kitz Corp.	1,038,154	13,977
	Duskin Co. Ltd.	554,517	13,957
	Nippon REIT Investment Corp.	24,207	13,859
	Workman Co. Ltd.	303,880	13,839
	TOMONY Holdings Inc.	2,447,370	13,820
	Muninova Holdings Inc.	4,687,061	13,802
	Heiwa Real Estate REIT Inc.	14,527	13,651
	Toho Bank Ltd.	3,197,623	13,649
	Fuji Oil Co. Ltd.	636,441	13,549
	YAMABIKO Corp.	543,748	13,541
	Yamanashi Chuo Bank Ltd.	392,310	13,497
	Bic Camera Inc.	1,302,712	13,480
	Saizeriya Co. Ltd.	413,535	13,469
	Rakus Co. Ltd.	2,431,182	13,434
	Sangetsu Corp.	705,188	13,424
	Fukuda Denshi Co. Ltd.	206,054	13,299
	DCM Holdings Co. Ltd.	1,418,282	13,250
	Round One Corp.	2,438,066	13,242
[1]	Santec Holdings Corp.	73,706	13,221
	First Bank of Toyama Ltd.	802,062	13,219
	Star Asia Investment Corp.	36,707	13,207
	TOKAI Holdings Corp.	1,813,600	13,179
	San ju San Financial Group Inc.	1,281,384	13,139
	Tokai Rika Co. Ltd.	710,636	13,109
	Itoki Corp.	641,200	13,027
	Hoshino Resorts REIT Inc.	8,037	12,999
	Nippon Paper Industries Co. Ltd.	1,538,989	12,914
	Totetsu Kogyo Co. Ltd.	365,894	12,913
	Kissei Pharmaceutical Co. Ltd.	462,801	12,912
*,1	Sharp Corp.	3,575,457	12,811
	Nichicon Corp.	836,848	12,800
	PAL GROUP Holdings Co. Ltd.	1,331,564	12,799
	Fukuoka REIT Corp.	11,102	12,788
	Takara Standard Co. Ltd.	675,528	12,775
	Okinawa Cellular Telephone Co.	593,966	12,711
	DTS Corp.	1,946,292	12,684
	Nikkiso Co. Ltd.	745,692	12,675
	Kurabo Industries Ltd.	209,534	12,667
	MEC Co. Ltd.	209,370	12,592
	Iino Kaiun Kaisha Ltd.	1,199,166	12,585
	Nihon Parkerizing Co. Ltd.	1,365,398	12,557
	Kato Sangyo Co. Ltd.	320,790	12,541
	Daiei Kankyo Co. Ltd.	520,600	12,506
	Artience Co. Ltd.	501,052	12,498
	Tamron Co. Ltd.	1,804,924	12,489
	Leopalace21 Corp.	2,990,223	12,460
	Chudenko Corp.	408,952	12,424
	KOMEDA Holdings Co. Ltd.	638,194	12,422
	Kanamoto Co. Ltd.	421,036	12,411
	Nisshin Oillio Group Ltd.	1,074,966	12,365
	Monogatari Corp.	458,915	12,345
	Hosiden Corp.	693,826	12,323
	Itoham Yonekyu Holdings Inc.	365,712	12,185
	Chugoku Marine Paints Ltd.	590,282	12,090
	Shinmaywa Industries Ltd.	737,717	12,060
	JCU Corp.	281,628	11,978
	Kaken Pharmaceutical Co. Ltd.	458,560	11,936
	Nittetsu Mining Co. Ltd.	760,640	11,931
	PALTAC Corp.	401,849	11,870

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Simplex Holdings Inc.	2,094,356	11,748
	As One Corp.	844,874	11,716
	Sakata Seed Corp.	443,473	11,626
	Kureha Corp.	462,455	11,606
[1]	Seikoh Giken Co. Ltd.	62,400	11,604
	Fujibo Holdings Inc.	455,955	11,496
	Toyobo Co. Ltd.	1,249,086	11,414
	TKC Corp.	496,601	11,379
	Fukuyama Transporting Co. Ltd.	342,216	11,369
	Japan Material Co. Ltd.	985,090	11,342
	Taihei Dengyo Kaisha Ltd.	615,306	11,267
	Global One Real Estate Investment Corp.	14,426	11,266
	San-A Co. Ltd.	535,900	11,253
	Riken Keiki Co. Ltd.	523,582	11,245
	Sumitomo Osaka Cement Co. Ltd.	451,098	11,234
	TS Tech Co. Ltd.	1,022,186	11,196
[1]	Kasumigaseki Capital Co. Ltd.	268,300	11,152
	Tokyu Construction Co. Ltd.	1,180,830	11,147
[1]	Furuya Metal Co. Ltd.	235,500	11,143
	Mani Inc.	1,016,986	11,103
*,1	SHIFT Inc.	2,614,170	11,054
*,1	Sanken Electric Co. Ltd.	182,870	11,020
	San-Ai Obbli Co. Ltd.	737,884	10,858
	Noritsu Koki Co. Ltd.	807,609	10,751
	Nippon Seiki Co. Ltd.	655,626	10,726
	Monex Group Inc.	2,494,873	10,711
	SMS Co. Ltd.	937,490	10,681
	Daiichikosho Co. Ltd.	1,031,578	10,678
	Jaccs Co. Ltd.	409,437	10,634
	FCC Co. Ltd.	489,953	10,445
*	Lifenet Insurance Co.	843,900	10,391
	Enplas Corp.	94,193	10,310
*	PeptiDream Inc.	1,398,063	10,306
	Maruzen Showa Unyu Co. Ltd.	208,110	10,304
	Optorun Co. Ltd.	394,855	10,297
	Izumi Co. Ltd.	1,698,993	10,287
	Systena Corp.	3,737,352	10,224
[1]	Pola Orbis Holdings Inc.	1,231,093	10,174
	Nitto Kogyo Corp.	350,114	10,127
	Bank of Iwate Ltd.	803,852	10,122
	Tokyo Keiki Inc.	208,856	10,093
	Hioki EE Corp.	140,536	10,017
	Toho Titanium Co. Ltd.	463,586	9,980
	JAFCO Group Co. Ltd.	717,289	9,862
	Joyful Honda Co. Ltd.	750,563	9,860
	Mitsubishi Pencil Co. Ltd.	652,629	9,761
	Gunze Ltd.	421,718	9,732
*	Sansan Inc.	1,183,193	9,594
[1]	Nomura Micro Science Co. Ltd.	406,600	9,587
	Megachips Corp.	152,864	9,529
	Japan Aviation Electronics Industry Ltd.	619,658	9,474
[1]	Shochiku Co. Ltd.	142,508	9,415
	Chiba Kogyo Bank Ltd.	700,700	9,402
	Takasago International Corp.	1,241,455	9,307
	Furukawa Co. Ltd.	348,717	9,303
	Ai Holdings Corp.	539,550	9,300
	Sakata INX Corp.	622,341	9,289
	Yellow Hat Ltd.	956,604	9,259
	Heiwa Real Estate Co. Ltd.	594,582	9,225
	Okinawa Financial Group Inc.	257,071	9,200
	FP Corp.	622,200	9,192
*,1	Sun Corp.	165,500	9,172
	Bunka Shutter Co. Ltd.	777,483	9,163
[1]	Nihon Dengi Co. Ltd.	594,088	9,143
	Ohsho Food Service Corp.	487,069	9,102
	Menicon Co. Ltd.	879,472	9,085
	MOS Food Services Inc.	359,873	9,055
	Aoyama Trading Co. Ltd.	1,794,711	9,047
	Hamakyorex Co. Ltd.	824,008	9,039
	Matsuda Sangyo Co. Ltd.	211,551	9,017

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Open Up Group Inc.	804,719	8,993
	Life Corp.	546,448	8,980
	Towa Pharmaceutical Co. Ltd.	355,182	8,965
[1]	Hokuetsu Corp.	1,569,792	8,915
	Toenec Corp.	569,300	8,870
	Bank of the Ryukyus Ltd.	549,753	8,832
[1]	Royal Holdings Co. Ltd.	1,005,244	8,812
	Anicom Holdings Inc.	915,655	8,780
	Techno Ryowa Ltd.	197,666	8,760
[1]	Ise Chemicals Corp.	261,200	8,758
	Shibaura Machine Co. Ltd.	324,522	8,710
	Fuji Seal International Inc.	550,914	8,706
	ARCLANDS Corp.	765,749	8,682
	Hankyu Hanshin REIT Inc.	9,060	8,644
	GungHo Online Entertainment Inc.	545,253	8,627
	Uchida Yoko Co. Ltd.	666,830	8,621
	Ariake Japan Co. Ltd.	247,974	8,594
	Daio Paper Corp.	1,401,174	8,569
	Ishihara Sangyo Kaisha Ltd.	444,586	8,563
	Procrea Holdings Inc.	372,683	8,560
	Totech Corp.	350,100	8,551
	Optex Group Co. Ltd.	458,050	8,521
	Yokowo Co. Ltd.	300,479	8,521
	Matsui Securities Co. Ltd.	1,446,997	8,511
	Eiken Chemical Co. Ltd.	432,147	8,509
	Heiwa Corp.	734,880	8,493
	Ichigo Inc.	2,661,102	8,492
	Morita Holdings Corp.	527,438	8,475
	Trusco Nakayama Corp.	611,766	8,446
	Japan Wool Textile Co. Ltd.	737,667	8,427
	Komeri Co. Ltd.	394,799	8,423
	Central Glass Co. Ltd.	320,788	8,396
	Yuasa Co. Ltd.	219,377	8,372
	Valqua Ltd.	226,822	8,355
	Ichigo Office REIT Investment Corp.	14,378	8,339
	Financial Partners Group Co. Ltd.	815,720	8,321
	Nippon Signal Co. Ltd.	772,242	8,320
	Transcosmos Inc.	340,758	8,319
	Topre Corp.	547,003	8,313
	Nomura Co. Ltd.	1,112,187	8,308
	KH Neochem Co. Ltd.	470,250	8,305
	Ryoyo Ryosan Holdings Inc.	479,635	8,304
	Tri Chemical Laboratories Inc.	398,626	8,293
	MIXI Inc.	500,946	8,275
	Yurtec Corp.	515,450	8,256
	Tochigi Bank Ltd.	1,345,380	8,230
	Autobacs Seven Co. Ltd.	846,208	8,217
	Japan Pulp & Paper Co. Ltd.	1,162,220	8,216
[1]	Toyo Gosei Co. Ltd.	84,034	8,200
	Hochiki Corp.	664,263	8,181
	CRE Logistics REIT Inc.	8,264	8,177
	U-Next Holdings Co. Ltd.	835,126	8,176
	Shikoku Bank Ltd.	500,085	8,173
	Tosei Corp.	784,966	8,156
	Infomart Corp.	2,911,579	8,085
	Wacom Co. Ltd.	1,749,274	8,051
	Shin Nippon Air Technologies Co. Ltd.	351,728	8,050
	Nachi-Fujikoshi Corp.	247,426	8,040
	Nohmi Bosai Ltd.	305,172	8,021
	Aichi Steel Corp.	434,500	8,013
	NPR-RIKEN Corp.	322,578	8,007
	Akita Bank Ltd.	229,249	8,006
	Zacros Corp.	903,212	7,928
	Mitsuboshi Belting Ltd.	314,450	7,922
	Funai Soken Holdings Inc.	1,110,200	7,921
	Ricoh Leasing Co. Ltd.	203,912	7,921
	Tokyo Steel Manufacturing Co. Ltd.	724,918	7,880
	Yokogawa Bridge Holdings Corp.	419,474	7,859
	Hibiya Engineering Ltd.	409,050	7,858
[1]	Anycolor Inc.	444,600	7,852

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Toyo Tanso Co. Ltd.	201,410	7,847
	Idec Corp.	367,047	7,837
*,1	ARCHION Corp.	4,036,576	7,812
	Itochu Enex Co. Ltd.	640,742	7,797
	World Co. Ltd.	804,252	7,793
	Restar Corp.	423,984	7,784
	Argo Graphics Inc.	900,728	7,781
	Heiwado Co. Ltd.	457,162	7,748
	Fuji Kyuko Co. Ltd.	536,585	7,738
	Justsystems Corp.	325,120	7,730
	RS Technologies Co. Ltd.	199,146	7,709
	Shoei Co. Ltd.	690,852	7,697
	Tsukishima Holdings Co. Ltd.	382,377	7,644
	Galilei Co. Ltd.	332,765	7,582
[1]	JINS Holdings Inc.	177,893	7,581
	Mirai Corp.	25,749	7,569
	Konoike Transport Co. Ltd.	419,032	7,560
	Fujita Kanko Inc.	574,040	7,546
	BML Inc.	310,231	7,544
	Hirata Corp.	361,798	7,535
	Maxell Ltd.	589,659	7,534
	SOSiLA Logistics REIT Inc.	9,579	7,534
	T Hasegawa Co. Ltd.	408,224	7,529
*,1	JMDC Inc.	351,589	7,517
	Kanto Denka Kogyo Co. Ltd.	700,302	7,493
	Kurimoto Ltd.	772,165	7,485
	Nichiha Corp.	375,876	7,450
*,1	Japan Display Inc.	11,835,014	7,434
	NS United Kaiun Kaisha Ltd.	152,003	7,401
	Onward Holdings Co. Ltd.	1,546,225	7,313
	Hosokawa Micron Corp.	192,148	7,285
	DKS Co. Ltd.	134,088	7,253
	Maeda Kosen Co. Ltd.	619,810	7,234
	METAWATER Co. Ltd.	329,343	7,124
	Kyokuto Kaihatsu Kogyo Co. Ltd.	410,277	7,083
	Create SD Holdings Co. Ltd.	338,989	7,082
	Shibuya Corp.	325,322	7,072
	Nitta Corp.	248,709	7,070
	Kohnan Shoji Co. Ltd.	272,591	7,052
	Seika Corp.	368,502	7,040
	Belc Co. Ltd.	157,651	7,027
	IDOM Inc.	830,771	7,007
	and ST HD Co. Ltd.	365,701	6,983
	A&D HOLON Holdings Co. Ltd.	379,300	6,968
	Happinet Corp.	406,780	6,960
	Central Automotive Products Ltd.	602,144	6,943
	Tokyotokeiba Co. Ltd.	195,222	6,918
	Konishi Co. Ltd.	762,772	6,907
	Takaoka Toko Co. Ltd.	143,052	6,907
[1]	OSAKA Titanium Technologies Co. Ltd.	422,708	6,890
	Doutor Nichires Holdings Co. Ltd.	389,086	6,873
	Arata Corp.	386,954	6,865
	Nishimatsuya Chain Co. Ltd.	536,101	6,859
	Arisawa Manufacturing Co. Ltd.	393,200	6,846
	UT Group Co. Ltd.	5,779,805	6,844
	Showa Sangyo Co. Ltd.	348,247	6,827
*,1	Atom Corp.	1,626,810	6,814
	Asahi Kogyosha Co. Ltd.	285,500	6,805
	Mochida Pharmaceutical Co. Ltd.	316,158	6,801
	Yamagata Bank Ltd.	416,781	6,778
	Japan Lifeline Co. Ltd.	742,964	6,732
	Senshu Electric Co. Ltd.	172,300	6,717
	TechMatrix Corp.	577,013	6,699
	Eizo Corp.	505,192	6,650
	Yokorei Co. Ltd.	634,464	6,642
	Yamazen Corp.	674,518	6,624
*	Nxera Pharma Co. Ltd.	1,060,900	6,607
	Hiday Hidaka Corp.	363,515	6,600
[1]	Sakura Internet Inc.	329,100	6,589
	MIRARTH Real Estate Investment Corp.	11,703	6,582

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Saga Ltd.	201,667	6,579
	Shin-Etsu Polymer Co. Ltd.	482,631	6,569
	Okamoto Industries Inc.	182,770	6,563
	Fukui Bank Ltd.	273,455	6,555
	Noritz Corp.	435,270	6,539
	Sun Frontier Fudousan Co. Ltd.	380,927	6,538
	Daiichi Jitsugyo Co. Ltd.	318,103	6,503
	Zuken Inc.	229,265	6,472
	Elecom Co. Ltd.	623,285	6,454
[1]	Kura Sushi Inc.	586,910	6,453
	Wakita & Co. Ltd.	557,767	6,450
	Asahi Yukizai Corp.	175,657	6,441
[1]	Nishikawa Rubber Co. Ltd.	312,020	6,379
	Mitsuuroko Group Holdings Co. Ltd.	502,459	6,377
	United Super Markets Holdings Inc.	1,216,628	6,362
	Osaki Electric Co. Ltd.	486,709	6,357
	Meisei Industrial Co. Ltd.	538,608	6,353
	Riken Technos Corp.	597,435	6,329
[1]	S&B Foods Inc.	214,300	6,316
	Sodick Co. Ltd.	637,943	6,306
	Osaka Organic Chemical Industry Ltd.	209,655	6,284
	Milbon Co. Ltd.	384,215	6,268
	SBS Holdings Inc.	234,231	6,242
	Ryobi Ltd.	382,348	6,231
	Earth Corp.	211,234	6,181
	Prima Meat Packers Ltd.	386,217	6,163
	Noevir Holdings Co. Ltd.	220,252	6,151
	ZERIA Pharmaceutical Co. Ltd.	445,855	6,149
	Doshisha Co. Ltd.	292,743	6,113
	Axial Retailing Inc.	848,736	6,110
	Nishio Holdings Co. Ltd.	220,382	6,080
	Kumiai Chemical Industry Co. Ltd.	1,248,656	6,057
	Fuji Co. Ltd.	465,749	6,053
	Premium Group Co. Ltd.	513,463	6,051
	Mitsui High-Tec Inc.	1,452,005	6,050
	JBCC Holdings Inc.	785,900	6,044
	TV Asahi Holdings Corp.	291,909	6,040
	Torishima Pump Manufacturing Co. Ltd.	291,855	6,017
*,1	Toyo Engineering Corp.	410,300	5,998
	Token Corp.	73,915	5,997
	Toshiba TEC Corp.	345,287	5,946
[1]	Ichibanya Co. Ltd.	1,073,385	5,934
	Aida Engineering Ltd.	780,577	5,927
	Oiles Corp.	356,539	5,916
	Tsurumi Manufacturing Co. Ltd.	422,680	5,888
	Koa Corp.	482,798	5,817
	Kamei Corp.	283,656	5,806
	Nissei ASB Machine Co. Ltd.	111,673	5,798
	Press Kogyo Co. Ltd.	1,148,969	5,796
	Itochu-Shokuhin Co. Ltd.	70,550	5,785
[1]	Eagle Industry Co. Ltd.	317,093	5,709
	Alconix Corp.	359,318	5,708
	Komori Corp.	591,794	5,676
	Appier Group Inc.	988,700	5,670
	Tamura Corp.	1,057,588	5,657
	Kyorin Pharmaceutical Co. Ltd.	569,808	5,638
	Tokyo Electron Device Ltd.	253,452	5,632
	KAWADA TECHNOLOGIES Inc.	588,399	5,632
	TSI Holdings Co. Ltd.	665,324	5,604
[1]	Imperial Hotel Ltd.	726,200	5,592
	Nippon Ceramic Co. Ltd.	240,256	5,578
	Future Corp.	570,951	5,574
	Digital Arts Inc.	155,878	5,572
	TRE Holdings Corp.	544,021	5,570
[1]	Matsuya Co. Ltd.	520,837	5,562
	Sinko Industries Ltd.	711,559	5,551
	Iriso Electronics Co. Ltd.	257,338	5,543
	K&O Energy Group Inc.	181,890	5,541
	Nippon Yakin Kogyo Co. Ltd.	190,595	5,539
	Ehime Bank Ltd.	488,379	5,537

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	West Holdings Corp.	298,700	5,525
	Orient Corp.	849,812	5,517
	JAC Recruitment Co. Ltd.	997,404	5,506
	Saibu Gas Holdings Co. Ltd.	384,497	5,498
	Lifedrink Co. Inc.	618,760	5,458
	Mitani Sekisan Co. Ltd.	494,800	5,419
	ESPEC Corp.	254,346	5,410
	Nippon Thompson Co. Ltd.	765,699	5,399
	Marusan Securities Co. Ltd.	800,935	5,352
	HI-LEX Corp.	314,998	5,346
	Yamae Group Holdings Co. Ltd.	291,700	5,321
[1]	Asahi Diamond Industrial Co. Ltd.	641,345	5,312
[1]	Obara Group Inc.	150,118	5,307
	Aisan Industry Co. Ltd.	477,481	5,276
	Japan Investment Adviser Co. Ltd.	375,500	5,264
	CTI Engineering Co. Ltd.	290,800	5,234
	Yahagi Construction Co. Ltd.	382,667	5,230
	United Arrows Ltd.	331,525	5,228
	Nippon Kanzai Holdings Co. Ltd.	282,721	5,225
	TOA Road Corp.	520,435	5,221
[1]	Japan Engine Corp.	65,800	5,218
[1]	Ringer Hut Co. Ltd.	367,469	5,209
	Keihanshin Building Co. Ltd.	432,767	5,200
[1]	dip Corp.	446,025	5,183
	Bando Chemical Industries Ltd.	399,907	5,177
	Futaba Industrial Co. Ltd.	827,593	5,170
*,1	PKSHA Technology Inc.	243,954	5,150
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	751,284	5,129
	Broadleaf Co. Ltd.	885,068	5,120
	Asanuma Corp.	866,300	5,112
[1]	Kisoji Co. Ltd.	345,689	5,107
	Kameda Seika Co. Ltd.	559,878	5,102
	ASKA Pharmaceutical Holdings Co. Ltd.	275,859	5,101
	TPR Co. Ltd.	649,568	5,093
	Joshin Corp.	274,014	5,090
	Nippon Chemi-Con Corp.	299,535	5,086
	Nissan Shatai Co. Ltd.	877,183	5,085
	Tanseisha Co. Ltd.	555,232	5,079
	Pack Corp.	609,204	5,071
	Genky DrugStores Co. Ltd.	217,746	5,063
	Japan Transcity Corp.	678,586	5,035
	Solasto Corp.	700,955	5,035
	Teikoku Sen-I Co. Ltd.	287,303	5,022
	One REIT Inc.	9,990	4,992
	Tokai Corp.	296,357	4,975
	eGuarantee Inc.	438,784	4,969
	Plus Alpha Consulting Co. Ltd.	354,274	4,958
	AOKI Holdings Inc.	497,380	4,928
	Raiznext Corp.	340,962	4,919
	Ki-Star Real Estate Co. Ltd.	241,200	4,890
	Tachi-S Co. Ltd.	372,370	4,873
*,1	Takara Bio Inc.	662,320	4,851
	HIS Co. Ltd.	718,978	4,841
	Sekisui Jushi Corp.	361,235	4,836
[1]	SBI ARUHI Corp.	872,027	4,811
	Sala Corp.	726,500	4,803
	Hokkaido Gas Co. Ltd.	907,425	4,793
	Sankei Real Estate Inc.	5,981	4,752
	Prestige International Inc.	1,118,377	4,750
	WingArc1st Inc.	277,200	4,727
	Mitsui DM Sugar Co. Ltd.	222,854	4,718
	Denyo Co. Ltd.	205,200	4,715
	Nichireki Group Co. Ltd.	364,042	4,714
[1]	Shoei Foods Corp.	180,252	4,711
	Weathernews Inc.	363,288	4,703
[1]	Nagawa Co. Ltd.	141,605	4,696
	Zojirushi Corp.	465,899	4,692
[1]	Kosaido Holdings Co. Ltd.	1,203,800	4,643
	Shizuoka Gas Co. Ltd.	515,873	4,639
	Sakai Moving Service Co. Ltd.	249,568	4,635

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sanyo Chemical Industries Ltd.	145,280	4,630
	Shibusawa Logistics Corp.	570,724	4,630
	Starzen Co. Ltd.	635,118	4,611
	Roland Corp.	176,739	4,609
	Anest Iwata Corp.	451,558	4,570
*,1	RENOVA Inc.	635,155	4,553
	Riken Vitamin Co. Ltd.	256,801	4,540
*,1	Medley Inc.	312,900	4,496
	Takamatsu Construction Group Co. Ltd.	208,864	4,473
	Sato Corp.	335,220	4,457
	Mitsubishi Research Institute Inc.	155,024	4,450
	Bell System24 Holdings Inc.	464,874	4,439
	Tsuburaya Fields Holdings Inc.	481,542	4,426
	Fukuda Corp.	82,095	4,399
*,1	Nippon Sheet Glass Co. Ltd.	1,431,702	4,394
	Sakai Chemical Industry Co. Ltd.	184,648	4,390
[1]	Koshidaka Holdings Co. Ltd.	684,331	4,382
	Oyo Corp.	250,120	4,373
	Topy Industries Ltd.	232,194	4,371
	Shinnihon Corp.	353,980	4,360
	Katakura Industries Co. Ltd.	266,166	4,358
	Daiwa Industries Ltd.	355,304	4,343
	AZ-COM MARUWA Holdings Inc.	756,079	4,336
	Goldcrest Co. Ltd.	203,088	4,329
	Nippon Carbon Co. Ltd.	140,561	4,305
	Tekken Corp.	138,546	4,305
[1]	Cybozu Inc.	322,917	4,304
	Tachibana Eletech Co. Ltd.	234,508	4,289
	S Foods Inc.	236,039	4,277
	Vital KSK Holdings Inc.	479,047	4,267
	ES-Con Japan Ltd.	565,065	4,261
	Nissha Co. Ltd.	526,422	4,234
	Marudai Food Co. Ltd.	291,057	4,211
	Computer Engineering & Consulting Ltd.	338,064	4,187
[1]	Chuo Spring Co. Ltd.	174,525	4,176
	Unipres Corp.	498,656	4,172
	Stella Chemifa Corp.	121,524	4,168
	Kyokuyo Co. Ltd.	143,868	4,142
	Starts Proceed Investment Corp.	3,333	4,131
	Digital Garage Inc.	260,728	4,120
[1]	Tama Home Co. Ltd.	181,552	4,112
	Ryoden Corp.	181,200	4,102
	Sintokogio Ltd.	650,953	4,100
	JSB Co. Ltd.	125,300	4,099
	Nippon Parking Development Co. Ltd.	2,578,138	4,081
	M&A Capital Partners Co. Ltd.	197,582	4,078
[1]	euglena Co. Ltd.	1,573,058	4,050
	Sumitomo Seika Chemicals Co. Ltd.	527,280	4,045
	SRA Holdings	140,531	4,026
	VT Holdings Co. Ltd.	1,309,656	4,022
	J Trust Co. Ltd.	940,347	4,019
	Altech Corp.	249,300	4,016
	m-up Holdings Inc.	864,400	4,004
[1]	DyDo Group Holdings Inc.	245,710	3,973
	Daiki Aluminium Industry Co. Ltd.	421,252	3,958
	Vision Inc.	562,285	3,945
	Shinagawa Refra Co. Ltd.	322,300	3,933
	Ichiyoshi Securities Co. Ltd.	460,586	3,889
	V Technology Co. Ltd.	124,471	3,887
	Hakuto Co. Ltd.	144,959	3,876
	Matsuyafoods Holdings Co. Ltd.	115,243	3,875
	Shinko Shoji Co. Ltd.	370,929	3,873
	Geo Holdings Corp.	324,820	3,871
[1]	Aeon Hokkaido Corp.	713,446	3,867
	Mitsuba Corp.	530,215	3,865
	Daikyonishikawa Corp.	710,338	3,864
	Samty Residential Investment Corp.	5,772	3,840
	SRE Holdings Corp.	166,269	3,833
	Airman Corp.	292,000	3,811
[1]	ASKUL Corp.	503,316	3,783

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JCR Pharmaceuticals Co. Ltd.	1,066,475	3,780
	GLOBERIDE Inc.	284,398	3,775
	Tokushu Tokai Paper Co. Ltd.	370,764	3,757
	Strike Group Co. Ltd.	439,497	3,752
	Sagami Holdings Corp.	341,541	3,743
[1]	Pacific Metals Co. Ltd.	231,278	3,740
[1]	Gift Holdings Inc.	132,400	3,735
	Okinawa Electric Power Co. Inc.	624,420	3,728
	Oriental Shiraishi Corp.	1,562,115	3,710
	Siix Corp.	450,535	3,693
	Seikitokyu Kogyo Co. Ltd.	397,900	3,691
	Nippon Denko Co. Ltd.	1,349,547	3,687
	Tosei REIT Investment Corp.	4,203	3,680
	Chori Co. Ltd.	134,647	3,661
	Hokuto Corp.	311,814	3,641
	Chubu Shiryo Co. Ltd.	338,424	3,640
	KPP Group Holdings Co. Ltd.	586,509	3,634
	GMO Financial Holdings Inc.	552,200	3,632
	Murakami Corp.	83,115	3,631
	ESCON Japan REIT Investment Corp.	4,652	3,622
	Health Care & Medical Investment Corp.	4,907	3,621
	Curves Holdings Co. Ltd.	692,030	3,619
	FAN Communications Inc.	1,221,896	3,605
	Corona Corp. Class A	604,372	3,599
	Riso Kagaku Corp.	538,645	3,589
	Yondenko Corp.	274,136	3,585
	Sumida Corp.	417,594	3,576
	Neturen Co. Ltd.	431,335	3,571
	Komehyo Holdings Co. Ltd.	104,600	3,540
	Shofu Inc.	337,036	3,539
	Daido Metal Co. Ltd.	621,152	3,504
*,1	Kappa Create Co. Ltd.	359,761	3,489
	G-Tekt Corp.	301,895	3,477
	Kyoei Steel Ltd.	286,235	3,476
	Teikoku Corp.	196,895	3,465
	CMK Corp.	857,054	3,463
	SIGMAXYZ Holdings Inc.	841,900	3,450
	Ines Corp.	260,665	3,441
	Okura Industrial Co. Ltd.	107,758	3,424
	Nippon Beet Sugar Manufacturing Co. Ltd.	132,766	3,413
	Mirarth Holdings Inc.	1,345,039	3,411
	Belluna Co. Ltd.	632,897	3,410
	UNISOL Holdings Corp.	246,253	3,408
[1]	Yondoshi Holdings Inc.	287,244	3,394
	Cleanup Corp.	612,955	3,391
[1]	Miyaji Engineering Group Inc.	321,010	3,375
	Retail Partners Co. Ltd.	407,880	3,372
	Toyo Kanetsu KK	193,628	3,365
	Nihon Nohyaku Co. Ltd.	531,073	3,364
	Cresco Ltd.	381,643	3,320
	Cawachi Ltd.	173,762	3,316
	Mars Group Holdings Corp.	185,932	3,315
[1]	Qol Holdings Co. Ltd.	295,432	3,313
[1]	BRONCO BILLY Co. Ltd.	123,860	3,294
	Toa Corp. (XTKS)	296,666	3,289
	Avex Inc.	434,597	3,283
	Fudo Tetra Corp.	172,529	3,270
	Nagaileben Co. Ltd.	300,788	3,263
	Halows Co. Ltd.	128,793	3,238
	Aichi Corp.	361,820	3,233
[1]	Oisix ra daichi Inc.	359,283	3,214
	Yushin Co.	753,060	3,213
	Cosel Co. Ltd.	393,824	3,201
	Toyo Corp.	280,950	3,200
	JM Holdings Co. Ltd.	362,736	3,145
	Chofu Seisakusho Co. Ltd.	246,786	3,140
[1]	eRex Co. Ltd.	484,528	3,132
	Okabe Co. Ltd.	516,098	3,128
	J-Oil Mills Inc.	248,151	3,118
	Sinanen Holdings Co. Ltd.	70,309	3,115

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sparx Group Co. Ltd.	251,531	3,114
	Towa Bank Ltd.	465,921	3,110
	Tomoku Co. Ltd.	138,290	3,106
	Nippon Rietec Co. Ltd.	180,002	3,104
	Chubu Steel Plate Co. Ltd.	215,800	3,101
[1]	KeePer Technical Laboratory Co. Ltd.	163,596	3,099
	Warabeya Nichiyo Holdings Co. Ltd.	173,722	3,081
[1]	Fujio Food Group Inc.	437,677	3,067
[1]	Nittoku Co. Ltd.	196,400	3,067
	Hisaka Works Ltd.	298,599	3,057
	St. Marc Holdings Co. Ltd.	177,978	3,054
[1]	France Bed Holdings Co. Ltd.	373,484	3,052
	Comture Corp.	350,468	3,050
	Nichiden Corp.	203,838	3,037
	Insource Co. Ltd.	691,950	3,032
	Kyokuto Securities Co. Ltd.	304,795	3,027
	Shinwa Co. Ltd.	155,776	3,013
	Koatsu Gas Kogyo Co. Ltd.	426,338	2,995
	Daito Pharmaceutical Co. Ltd.	373,382	2,994
[1]	Key Coffee Inc.	237,185	2,986
	Wellneo Sugar Co. Ltd.	174,161	2,971
	JDC Corp.	796,409	2,969
	Aiphone Co. Ltd.	165,502	2,951
	Septeni Holdings Co. Ltd.	1,093,300	2,940
	Kanaden Corp.	194,943	2,917
	Tokyo Energy & Systems Inc.	241,520	2,911
	Kyodo Printing Co. Ltd.	293,860	2,901
	Kyosan Electric Manufacturing Co. Ltd.	646,469	2,893
	FIDEA Holdings Co. Ltd.	236,338	2,884
	TOC Co. Ltd.	427,991	2,883
	Iseki & Co. Ltd.	265,226	2,876
	Transaction Co. Ltd.	399,000	2,874
	Sanyo Electric Railway Co. Ltd.	226,820	2,855
	Fujicco Co. Ltd.	292,697	2,851
	TDC Soft Inc.	471,498	2,851
	JP-Holdings Inc.	676,602	2,844
	Taki Chemical Co. Ltd.	97,255	2,836
[1]	Fixstars Corp.	348,615	2,833
[1]	Pasona Group Inc.	271,741	2,832
	Kojima Co. Ltd.	367,692	2,830
[1]	Istyle Inc.	940,643	2,800
[1]	Piolax Inc.	281,319	2,788
	Fuji Pharma Co. Ltd.	198,497	2,787
	Hoosiers Holdings Co. Ltd.	369,608	2,786
	Miroku Jyoho Service Co. Ltd.	254,301	2,776
	Aizawa Securities Group Co. Ltd.	300,189	2,775
*,1	Osaka Steel Co. Ltd.	176,191	2,769
	Fukui Computer Holdings Inc.	131,328	2,758
	Iwaki Co. Ltd.	158,400	2,757
	Shinsho Corp.	186,372	2,754
	Dai Nippon Toryo Co. Ltd.	349,371	2,753
	Rheon Automatic Machinery Co. Ltd.	281,044	2,735
[1]	Change Holdings Inc.	472,189	2,727
	Nihon Tokushu Toryo Co. Ltd.	208,125	2,721
	Gakken Holdings Co. Ltd.	440,173	2,709
	en Inc.	387,047	2,706
	Vector Inc.	337,489	2,690
	Tayca Corp.	220,480	2,669
	Onoken Co. Ltd.	298,755	2,663
	Feed One Co. Ltd.	373,489	2,661
[1]	Inui Global Logistics Co. Ltd.	274,646	2,660
	Nippon Fine Chemical Co. Ltd.	164,500	2,656
	NEC Capital Solutions Ltd.	102,099	2,654
[1]	Remixpoint Inc.	1,914,837	2,652
	Hokkan Holdings Ltd.	191,503	2,644
	Hodogaya Chemical Co. Ltd.	164,268	2,628
[1]	Tess Holdings Co. Ltd.	526,700	2,627
[1]	Alpen Co. Ltd.	208,002	2,617
	Avant Group Corp.	317,900	2,603
	PHC Holdings Corp.	406,289	2,591

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Maezawa Kyuso Industries Co. Ltd.	269,879	2,577
[1]	Shin Nippon Biomedical Laboratories Ltd.	280,604	2,577
[1]	Rock Field Co. Ltd.	309,160	2,567
	FULLCAST Holdings Co. Ltd.	246,665	2,563
	grems Inc.	141,900	2,552
	CAC Holdings Corp.	222,644	2,548
	Buffalo Inc.	161,340	2,544
	Base Co. Ltd.	122,388	2,495
[1]	Genki Global Dining Concepts Corp.	139,283	2,486
[1]	Giken Ltd.	214,421	2,466
[1]	Honeys Holdings Co. Ltd.	263,278	2,453
	JSP Corp.	165,438	2,437
	Softcreate Holdings Corp.	211,226	2,397
	Sankyo Seiko Co. Ltd.	428,767	2,389
	Kenko Mayonnaise Co. Ltd.	174,485	2,365
	Zenrin Co. Ltd.	434,749	2,364
[1]	Tohokushinsha Film Corp.	610,900	2,355
	COLOPL Inc.	847,374	2,340
	Mie Kotsu Group Holdings Inc.	693,519	2,335
	I'll Inc.	151,955	2,329
	Moriroku Co. Ltd.	149,190	2,315
	Software Service Inc.	32,100	2,314
	LITALICO Inc.	299,366	2,306
[1]	Shima Seiki Manufacturing Ltd.	385,864	2,305
[1]	Kanro Inc.	325,500	2,301
	Seikagaku Corp.	510,460	2,290
[1]	Mirai Industry Co. Ltd.	119,046	2,269
[1]	Daikokutenbussan Co. Ltd.	73,433	2,258
*	Net Protections Holdings Inc.	828,500	2,249
	Sanshin Electronics Co. Ltd.	130,205	2,244
	Shindengen Electric Manufacturing Co. Ltd.	106,371	2,240
	Daiho Corp.	468,445	2,219
	Nafco Co. Ltd.	159,907	2,219
	Link & Motivation Inc.	615,773	2,184
	Nippon Sharyo Ltd.	91,993	2,183
	Icom Inc.	112,597	2,177
	Godo Steel Ltd.	119,185	2,169
	Ichikoh Industries Ltd.	661,874	2,153
	PS Construction Co. Ltd.	125,576	2,150
[1]	Midac Holdings Co. Ltd.	158,590	2,144
[1]	Fujiya Co. Ltd.	138,283	2,132
	Xebio Holdings Co. Ltd.	333,972	2,125
	World Holdings Co. Ltd.	127,683	2,093
[1]	PIA Corp.	93,311	2,083
	Akatsuki Inc.	117,117	2,072
	GREE Holdings Inc.	892,505	2,067
	Komatsu Matere Co. Ltd.	438,972	2,062
	baudroie Inc.	161,082	2,058
	Maxvalu Tokai Co. Ltd.	92,432	2,034
[1]	Okuwa Co. Ltd.	402,121	2,003
	Futaba Corp.	445,067	1,969
	Intage Holdings Inc.	182,501	1,926
	Chiyoda Co. Ltd.	310,478	1,921
[1]	EM Systems Co. Ltd.	453,291	1,913
*	KNT-CT Holdings Co. Ltd.	151,843	1,902
	ST Corp.	202,879	1,896
	Yukiguni Factory Co. Ltd.	281,644	1,887
[1]	Ministop Co. Ltd.	156,638	1,872
	Tv Tokyo Holdings Corp.	73,882	1,872
[1]	giftee Inc.	256,300	1,868
	G-7 Holdings Inc.	226,666	1,864
	Alpha Systems Inc.	88,028	1,858
	ZIGExN Co. Ltd.	705,200	1,835
	Kanagawa Chuo Kotsu Co. Ltd.	88,285	1,817
[1]	YA-MAN Ltd.	399,168	1,814
	Arakawa Chemical Industries Ltd.	225,785	1,805
	LEC Inc.	265,990	1,749
	CTS Co. Ltd.	311,985	1,726
	Aucnet Inc.	222,800	1,715
[1]	Riso Kyoiku Group Corp.	1,366,382	1,690

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Yamashin-Filter Corp.	537,396	1,679
[1]	FP Partner Inc.	118,834	1,677
	Rokko Butter Co. Ltd.	232,888	1,670
	Chiyoda Integre Co. Ltd.	86,644	1,663
	Amuse Inc.	132,922	1,663
[1]	Aeon Fantasy Co. Ltd.	100,724	1,647
[1]	Sumiseki Holdings Inc.	336,000	1,639
	Nichiban Co. Ltd.	141,256	1,638
	Artnature Inc.	317,595	1,637
[1]	Inaba Seisakusho Co. Ltd.	151,442	1,608
[1]	Daisyo Corp.	244,793	1,607
	Central Security Patrols Co. Ltd.	94,614	1,599
[1]	Daikoku Denki Co. Ltd.	105,400	1,590
	Airport Facilities Co. Ltd.	254,660	1,580
	Pronexus Inc.	225,549	1,545
	Advan Group Co. Ltd.	252,772	1,538
[1]	Gamecard Holdings Inc.	90,600	1,511
[1]	Sanoh Industrial Co. Ltd.	317,394	1,510
	Oro Co. Ltd.	117,783	1,509
	WATAMI Co. Ltd.	242,705	1,499
	YAKUODO Holdings Co. Ltd.	132,538	1,495
	Kintetsu Department Store Co. Ltd.	138,678	1,469
[1]	Quants Research Institute Holdings Inc.	356,194	1,460
	Gecoss Corp.	140,142	1,442
	Nihon Trim Co. Ltd.	52,483	1,429
[1]	Studio Alice Co. Ltd.	124,687	1,427
	Nitto Kohki Co. Ltd.	139,121	1,422
	Yorozu Corp.	260,310	1,411
	Marvelous Inc.	486,289	1,407
*,1	Nippon Coke & Engineering Co. Ltd.	2,120,686	1,403
[1]	Management Solutions Co. Ltd.	161,838	1,370
[1]	Amvis Holdings Inc.	542,500	1,353
	Asahi Co. Ltd.	162,896	1,340
	Eslead Corp.	35,400	1,315
*,1	Universal Entertainment Corp.	278,300	1,305
	Tsutsumi Jewelry Co. Ltd.	70,099	1,283
	Kanamic Network Co. Ltd.	351,700	1,230
	Nakayama Steel Works Ltd.	320,614	1,216
	Elan Corp.	260,180	1,211
[1]	Central Sports Co. Ltd.	79,194	1,190
[1]	Shimojima Co. Ltd.	144,103	1,190
[1]	Nisso Holdings Co. Ltd.	282,417	1,091
[1]	WDB Holdings Co. Ltd.	106,899	1,019
	LIFULL Co. Ltd.	834,555	1,015
[1]	TerraSky Co. Ltd.	85,465	960
	Tosho Co. Ltd.	178,618	952
[1]	Shimadaya Corp.	86,370	939
	GMO GlobalSign Holdings KK	75,242	920
	Business Engineering Corp.	88,200	680
*,1	Optim Corp.	227,169	621
	Media Do Co. Ltd.	74,200	592
	CHIMNEY Co. Ltd.	59,008	449
			93,416,854
Kuwait (0.2%)
	Kuwait Finance House KSCP	193,507,755	497,182
	National Bank of Kuwait SAKP	126,325,764	353,465
	Boubyan Bank KSCP	27,757,495	61,349
	Mobile Telecommunications Co. KSCP	32,931,388	61,050
	Gulf Bank KSCP	34,438,064	38,021
	Mabanee Co. KPSC	9,970,419	32,610
	Warba Bank KSCP	34,056,948	32,276
	National Industries Group Holding SAK	28,069,526	23,684
	Al Ahli Bank of Kuwait KSCP	23,004,472	20,896
*	Kuwait Real Estate Co. KSC	13,197,591	14,937
	Boursa Kuwait Securities Co. KPSC	1,566,301	14,365
	Kuwait International Bank KSCP	15,239,460	13,489
	Commercial Real Estate Co. KSC	20,991,961	13,155
	Kuwait Telecommunications Co.	5,794,110	12,200
	Boubyan Petrochemicals Co. KSCP	5,588,666	11,164

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Burgan Bank SAK	16,547,296	10,816
	Agility Public Warehousing Co. KSCC	22,914,177	10,751
	Humansoft Holding Co. KSC	1,275,724	9,968
	Gulf Cables & Electrical Industries Group Co. KSCP	1,542,128	9,714
	Salhia Real Estate Co. KSCP	6,629,822	8,512
*	Kuwait Projects Co. Holding KSCP	27,254,181	7,510
*	National Real Estate Co. KPSC	16,193,900	5,382
*	Jazeera Airways Co. KSCP	569,662	3,080
			1,265,576
Malaysia (0.5%)
	Malayan Banking Bhd.	110,712,668	309,179
	Public Bank Bhd.	214,019,715	252,369
	Tenaga Nasional Bhd.	65,779,750	241,083
	CIMB Group Holdings Bhd.	122,084,023	235,770
	Press Metal Aluminium Holdings Bhd.	54,587,588	118,631
	IHH Healthcare Bhd.	45,220,802	100,458
	Gamuda Bhd.	76,279,224	85,118
	SD Guthrie Bhd.	53,062,569	82,842
	AMMB Holdings Bhd.	40,664,920	63,011
	Petronas Gas Bhd.	13,891,512	62,291
	RHB Bank Bhd.	30,247,469	62,022
	MISC Bhd.	29,316,602	61,853
	Petronas Chemicals Group Bhd.	40,476,158	60,412
	Sunway Bhd.	39,326,600	53,257
	Hong Leong Bank Bhd.	9,000,582	50,477
	IOI Corp. Bhd.	41,841,738	45,498
	Celcomdigi Bhd.	55,896,080	42,249
	Kuala Lumpur Kepong Bhd.	7,519,244	40,181
	Axiata Group Bhd.	65,777,335	38,951
	YTL Power International Bhd.	38,805,560	37,387
	Maxis Bhd.	42,018,361	36,982
	Dialog Group Bhd.	62,444,959	35,733
	Sime Darby Bhd.	59,350,674	32,348
	Telekom Malaysia Bhd.	16,670,298	31,436
	TIME dotCom Bhd.	20,543,085	31,254
	United Plantations Bhd.	3,820,150	30,538
	YTL Corp. Bhd.	58,943,420	30,357
	IJM Corp. Bhd.	48,622,121	29,603
	KPJ Healthcare Bhd.	34,768,567	29,179
	PPB Group Bhd.	8,623,145	25,035
	Petronas Dagangan Bhd.	4,886,940	24,890
	IOI Properties Group Bhd.	23,586,400	24,684
	Nestle Malaysia Bhd.	902,170	24,654
	IGB REIT	30,855,300	22,613
	Inari Amertron Bhd.	44,562,378	22,284
	QL Resources Bhd.	23,174,646	22,177
	Sime Darby Property Bhd.	60,979,076	21,827
	Frontken Corp. Bhd.	20,177,550	21,534
	Westports Holdings Bhd.	14,907,000	21,413
[3]	MR DIY Group M Bhd.	48,525,500	20,437
	Bursa Malaysia Bhd.	9,485,908	20,425
	Genting Bhd.	30,237,918	19,606
	Fraser & Neave Holdings Bhd.	2,304,708	18,170
	99 Speed Mart Retail Holdings Bhd.	20,819,900	18,120
	Sunway REIT	27,360,800	16,953
	Alliance Bank Malaysia Bhd.	13,795,906	16,209
	Zetrix Ai Bhd.	76,237,862	15,789
	Yinson Holdings Bhd.	27,377,904	14,786
*	Sunway Healthcare Holdings Bhd.	30,668,730	14,595
	Top Glove Corp. Bhd.	73,027,198	13,336
	ViTrox Corp. Bhd.	9,295,300	12,782
	Axis REIT	24,812,901	12,564
*	Tanco Holdings Bhd.	31,856,300	12,517
	Kelington Group Bhd.	7,798,338	11,749
	Heineken Malaysia Bhd.	2,028,884	11,690
	Sunway Construction Group Bhd.	6,719,200	11,586
	Pavilion REIT	25,133,800	11,337
	Genting Malaysia Bhd.	22,258,119	11,101
	SP Setia Bhd. Group	41,278,878	10,842

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Malayan Cement Bhd.	6,152,600	10,774
	Malaysian Pacific Industries Bhd.	1,119,100	10,362
	Farm Fresh Bhd.	15,977,263	10,232
	Gas Malaysia Bhd.	6,645,800	9,043
	Carlsberg Brewery Malaysia Bhd.	2,102,506	8,811
	Eco World Development Group Bhd.	16,653,200	8,660
	Bank Islam Malaysia Bhd.	14,435,700	8,513
	ITMAX System Bhd.	6,863,800	8,388
	Scientex Bhd.	8,778,724	8,363
*	Greatech Technology Bhd.	13,528,800	8,195
	Malakoff Corp. Bhd.	36,349,700	7,829
*	Pentamaster Corp. Bhd.	7,095,850	7,147
*	UWC Bhd.	5,500,300	6,791
	Mah Sing Group Bhd.	24,381,200	6,780
*	Hartalega Holdings Bhd.	21,633,894	6,121
	Mega First Corp. Bhd.	7,584,300	5,925
	MBSB Bhd.	34,198,984	5,909
	Velesto Energy Bhd.	64,315,112	5,504
	Bumi Armada Bhd.	49,635,605	5,016
	Kossan Rubber Industries Bhd.	17,720,786	4,910
	CTOS Digital Bhd.	24,879,900	4,458
	Hibiscus Petroleum Bhd.	7,438,940	4,130
	DRB-Hicom Bhd.	11,974,631	3,564
	Sports Toto Bhd.	9,749,179	3,322
	UEM Sunrise Bhd.	20,167,955	3,291
	Bermaz Auto Bhd.	13,528,601	3,223
	Cahya Mata Sarawak Bhd.	9,724,970	3,054
	Syarikat Takaful Malaysia Keluarga Bhd.	3,497,100	2,927
*	Berjaya Corp. Bhd.	44,482,990	2,922
	Padini Holdings Bhd.	7,518,741	2,784
*	Malaysian Resources Corp. Bhd.	30,545,901	2,738
*	Dagang NeXchange Bhd.	35,685,500	2,719
	British American Tobacco Malaysia Bhd.	1,742,469	2,714
	Nationgate Holdings Bhd.	14,014,700	2,628
	VS Industry Bhd.	42,942,059	2,282
*	Supermax Corp. Bhd.	24,737,551	1,965
*	WCT Holdings Bhd.	15,969,477	1,914
*	D&O Green Technologies Bhd.	8,172,000	976
			3,061,058
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	42,228,374	458,533
	Grupo Mexico SAB de CV Class B	41,752,286	456,996
	America Movil SAB de CV Class B	229,594,459	305,057
	Fomento Economico Mexicano SAB de CV	25,532,780	301,757
	Cemex SAB de CV	203,159,400	249,464
	Wal-Mart de Mexico SAB de CV	74,546,800	235,011
	Arca Continental SAB de CV	12,834,452	154,196
*	Industrias Penoles SAB de CV	2,747,982	138,544
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,449,193	136,697
	Prologis Property Mexico SA de CV	15,993,846	73,182
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,291,455	69,830
	Fibra Uno Administracion SA de CV	40,503,288	69,536
	Coca-Cola Femsa SAB de CV	6,815,754	69,045
	Grupo Financiero Inbursa SAB de CV	26,015,333	64,039
	Grupo Bimbo SAB de CV Class A	17,667,200	60,157
	Grupo Carso SAB de CV	7,879,367	59,905
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,088,614	54,261
	Kimberly-Clark de Mexico SAB de CV Class A	22,940,241	51,873
	Corp. Inmobiliaria Vesta SAB de CV	12,309,833	43,817
	Gruma SAB de CV Class B	2,394,148	41,550
	Gentera SAB de CV	15,674,928	41,062
	Megacable Holdings SAB de CV	11,564,114	40,481
	Promotora y Operadora de Infraestructura SAB de CV	2,448,715	38,774
	Fibra MTY SAPI de CV	43,651,601	37,633
[3]	Banco del Bajio SA	11,719,437	36,684
	Sigma Foods SAB de CV Class A	36,193,356	34,290
	Regional SAB de CV	3,829,266	32,268
	Qualitas Controladora SAB de CV	2,922,312	29,144
[3]	FIBRA Macquarie Mexico	11,545,670	28,612

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GCC SAB de CV	2,409,923	28,475
	Grupo Comercial Chedraui SA de CV	4,157,771	24,347
	Cemex SAB de CV ADR	1,821,423	22,404
	Alsea SAB de CV	7,439,721	21,899
	Grupo Televisa SAB	33,562,118	19,136
	Bolsa Mexicana de Valores SAB de CV	8,076,241	18,193
*	Alpek SAB de CV Class A	24,297,774	17,387
	El Puerto de Liverpool SAB de CV	2,786,458	16,500
*	Orbia Advance Corp. SAB de CV	12,765,297	15,280
	Grupo Aeroportuario del Pacifico SAB de CV ADR	53,447	13,462
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,480,212	10,078
	Genomma Lab Internacional SAB de CV Class B	10,135,608	9,562
	La Comer SAB de CV	3,783,229	8,598
*,3	Nemak SAB de CV	41,054,789	7,732
	Becle SAB de CV	7,253,856	5,843
*,3	Grupo Traxion SAB de CV Class A	6,055,724	3,605
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	3,138
[2]	Sempra	2	—
			3,658,037
Netherlands (2.7%)
	ASML Holding NV	5,679,719	8,210,297
	ING Groep NV	42,636,221	1,233,952
	Prosus NV	17,750,528	859,356
	ASM International NV	680,497	665,714
	Koninklijke Ahold Delhaize NV	13,113,521	615,134
*,3	Adyen NV	388,441	438,339
	ArcelorMittal SA	6,193,391	359,559
	NN Group NV	3,853,722	337,331
	Heineken NV	4,054,828	315,668
	BE Semiconductor Industries NV	1,033,891	302,428
	Koninklijke Philips NV	11,237,271	296,414
	Koninklijke KPN NV	54,660,052	292,297
	Universal Music Group NV	13,770,378	288,732
[3]	ABN AMRO Bank NV	7,486,160	260,644
	Wolters Kluwer NV	3,299,549	257,515
[3]	Euronext NV	1,272,110	212,940
	DSM-Firmenich AG	2,662,003	198,822
	ASR Nederland NV	2,278,799	173,096
	Aegon Ltd.	18,952,243	157,050
	Akzo Nobel NV	2,471,774	145,085
	Heineken Holding NV	1,664,253	118,263
*,1	Magnum Ice Cream Co. NV	7,069,041	103,398
*	IMCD NV	858,758	100,977
	Exor NV	1,260,916	98,911
	SBM Offshore NV	1,939,533	82,976
*	InPost SA	3,714,664	66,627
	Allfunds Group plc	5,262,929	53,862
	Aalberts NV	1,415,171	53,758
[1]	Randstad NV	1,584,909	46,963
[3]	CVC Capital Partners plc	3,066,545	46,673
	HAL Trust	226,035	45,259
	Arcadis NV	997,369	42,715
	Koninklijke BAM Groep NV	3,838,755	42,225
	Koninklijke Vopak NV	816,900	40,885
[3]	Signify NV	1,704,404	38,765
	Van Lanschot Kempen NV	468,170	35,871
[3]	CTP NV	1,891,382	35,752
*	Koninklijke Heijmans NV	343,841	34,789
	APERAM SA	624,116	33,385
	TKH Group NV	515,571	26,423
*,1,3	Basic-Fit NV	750,171	25,202
[1]	Fugro NV	1,559,319	22,613
*,1	Galapagos NV	717,158	20,137
	Eurocommercial Properties NV	605,729	19,871
	Corbion NV	851,509	19,029
	Wereldhave NV	719,514	18,607
*	Havas NV	871,736	16,593
*	Flow Traders Ltd.	479,423	15,390
[1]	Theon International plc	384,758	14,319

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	OCI NV	1,486,007	6,291
	PostNL NV	4,890,842	5,452
[1]	Sligro Food Group NV	344,855	5,274
*	TomTom NV	827,147	4,539
			16,962,167
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,459,974	182,315
	Auckland International Airport Ltd.	24,360,887	118,917
[1]	Infratil Ltd.	13,550,915	99,823
	Contact Energy Ltd.	12,426,780	69,844
	Meridian Energy Ltd.	18,595,586	62,430
[1]	a2 Milk Co. Ltd.	8,406,426	43,020
	Mainfreight Ltd.	1,170,991	40,841
	Mercury NZ Ltd.	9,668,235	38,279
	Chorus Ltd.	6,143,786	35,825
	EBOS Group Ltd.	2,737,251	34,468
	Spark New Zealand Ltd.	25,370,749	31,157
*	Fletcher Building Ltd. (XNZE)	14,898,127	24,610
	Freightways Group Ltd.	2,402,478	17,947
*	Ryman Healthcare Ltd.	13,017,513	16,372
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	14,246,652	15,931
[1]	Summerset Group Holdings Ltd.	3,096,870	14,934
	Genesis Energy Ltd.	9,825,890	14,324
	Precinct Properties Group	21,705,776	13,214
	Kiwi Property Group Ltd.	20,664,396	11,195
	Vector Ltd.	3,473,533	9,904
	Channel Infrastructure NZ Ltd.	5,300,461	9,512
	a2 Milk Co. Ltd. (XNZE)	1,786,600	9,181
	Argosy Property Ltd.	11,230,336	7,182
	Scales Corp. Ltd.	1,849,016	6,622
[1]	Vital Healthcare Property Trust	5,688,921	6,387
	Air New Zealand Ltd.	21,866,833	5,491
	Heartland Group Holdings Ltd.	8,123,312	5,410
*,1	Gentrack Group Ltd.	1,385,229	4,901
*	SKYCITY Entertainment Group Ltd.	12,949,651	4,843
	Stride Property Group	7,105,405	4,670
	SKY Network Television Ltd.	1,579,684	3,013
*	Fletcher Building Ltd.	312,070	518
			963,080
Norway (0.6%)
	Equinor ASA	9,847,630	400,771
	DNB Bank ASA	11,945,133	361,739
	Norsk Hydro ASA	18,932,970	209,615
	Kongsberg Gruppen ASA	6,017,214	201,228
	Aker BP ASA	4,524,337	176,867
	Telenor ASA	9,228,866	152,124
	Mowi ASA	6,474,507	143,652
	Yara International ASA	2,401,268	139,794
	Orkla ASA	9,784,414	120,681
	Subsea 7 SA	3,331,927	120,029
	Storebrand ASA	6,009,924	116,178
	Frontline plc	2,117,209	76,974
	Gjensidige Forsikring ASA	2,709,941	76,125
	Vend Marketplaces ASA Class B	2,513,811	69,266
	SpareBank 1 Sor-Norge ASA	3,014,309	65,144
	Var Energi ASA	12,662,789	64,345
	Salmar ASA	1,005,784	60,905
*	Nordic Semiconductor ASA	2,467,541	50,713
	Sparebanken Norge	2,265,669	49,275
	TGS ASA	2,801,179	45,550
	Protector Forsikring ASA	886,694	44,852
	SpareBank 1 SMN	1,793,356	40,032
*	Kongsberg Maritime A/S	6,020,662	39,459
	Bakkafrost P/F	732,053	36,421
	TOMRA Systems ASA	3,419,474	34,899
	Aker ASA Class A	301,274	34,758
	Hafnia Ltd.	3,789,826	33,639
	Veidekke ASA	1,519,806	30,596
	DOF Group ASA	1,883,904	27,910

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	BW LPG Ltd.	1,287,282	25,832
	DNO ASA	11,493,411	24,832
*,3	Scatec ASA	1,798,000	23,401
[3]	Europris ASA	2,241,931	22,871
	Borregaard ASA	1,350,773	22,218
	Hoegh Autoliners ASA	1,514,722	21,704
*	Cadeler A/S	3,048,233	20,992
*,3	AutoStore Holdings Ltd.	15,666,942	20,085
	Leroy Seafood Group ASA	4,080,667	20,015
	BLUENORD ASA	313,881	19,977
	Atea ASA	1,159,483	19,561
	Wallenius Wilhelmsen ASA	1,505,831	19,375
	Odfjell Drilling Ltd.	1,596,032	17,185
	Aker Solutions ASA	3,734,560	17,017
	Wilh Wilhelmsen Holding ASA Class A	206,667	15,458
	Austevoll Seafood ASA	1,238,258	12,534
	MPC Container Ships ASA	5,191,414	12,348
	Norwegian Air Shuttle ASA	7,633,529	11,967
[3]	Elkem ASA	4,006,272	11,737
	Stolt-Nielsen Ltd.	310,356	10,124
	Sparebank 1 Oestlandet	387,975	8,512
	Bonheur ASA	277,857	8,087
[3]	Entra ASA	649,940	7,371
	BW Offshore Ltd.	1,166,462	6,675
*	BW Energy Ltd.	910,328	5,723
	Grieg Seafood ASA	596,763	2,344
	Wilh Wilhelmsen Holding ASA Class B	4,213	282
			3,431,768
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	750,609
Philippines (0.1%)
	International Container Terminal Services Inc.	15,922,370	184,535
	BDO Unibank Inc.	33,527,717	62,695
	SM Prime Holdings Inc.	149,495,336	46,261
	Bank of the Philippine Islands	27,735,519	40,381
	Ayala Corp.	4,281,802	32,556
	Manila Electric Co.	3,029,135	32,141
	PLDT Inc.	1,412,135	28,809
	Metropolitan Bank & Trust Co.	26,350,703	28,736
	Ayala Land Inc.	99,389,200	24,455
	JG Summit Holdings Inc.	41,075,252	18,135
	Jollibee Foods Corp.	6,731,990	17,417
	Aboitiz Power Corp.	17,140,300	12,689
	Universal Robina Corp.	12,483,170	12,401
	Globe Telecom Inc.	456,172	12,236
	AREIT Inc.	18,963,073	12,183
	RL Commercial REIT Inc.	101,303,200	11,377
	Manila Water Co. Inc.	14,752,500	10,570
	GT Capital Holdings Inc.	1,372,192	10,554
	Puregold Price Club Inc.	14,604,057	10,218
	Century Pacific Food Inc.	17,882,236	8,308
	DMCI Holdings Inc.	52,307,963	8,146
	LT Group Inc.	30,860,900	7,532
	Converge Information & Communications Technology Solutions Inc.	35,959,437	7,437
[3]	Monde Nissin Corp.	64,868,770	7,178
	Robinsons Land Corp.	23,552,757	6,658
	ACEN Corp.	135,435,440	6,268
	DigiPlus Interactive Corp.	26,151,860	5,783
	Semirara Mining & Power Corp. Class A	13,095,162	5,542
	Security Bank Corp.	5,167,205	5,463
	Megaworld Corp.	126,858,399	4,285
	Wilcon Depot Inc.	19,558,408	1,975
	D&L Industries Inc.	29,465,110	1,713
*	Bloomberry Resorts Corp.	48,766,840	1,591
*	Cebu Air Inc.	2,546,450	1,354
			687,582
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,574,319	329,392

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ORLEN SA	8,521,159	313,174
*	KGHM Polska Miedz SA	2,001,007	168,085
	Bank Polska Kasa Opieki SA	2,586,143	161,889
	Powszechny Zaklad Ubezpieczen SA	8,336,185	146,657
	LPP SA	18,697	113,050
	Erste Bank Polska SA	617,675	105,256
*,3	Allegro.eu SA	12,610,367	103,846
	CD Projekt SA	1,029,931	78,470
*,1,3	Dino Polska SA	7,008,031	62,039
*	mBank SA	191,941	60,661
*,1	Benefit Systems SA	41,231	45,520
	Alior Bank SA	1,301,928	44,470
*	Bank Millennium SA	8,871,285	43,752
	Grupa Kety SA	142,979	43,669
*,1	Zabka Group SA	6,372,978	40,693
[1]	Asseco Poland SA	800,853	40,398
*	Tauron Polska Energia SA	15,289,196	39,954
	Orange Polska SA	9,422,276	38,674
*	PGE Polska Grupa Energetyczna SA	12,567,943	36,965
	Budimex SA	186,147	33,842
	KRUK SA	259,062	31,194
[3]	XTB SA	1,103,158	31,060
[3]	Pepco Group NV	2,909,931	25,952
	Enea SA	3,713,137	22,616
*,1	Modivo SA	750,503	16,475
[1]	Bank Handlowy w Warszawie SA	467,565	14,737
*,1	Cyfrowy Polsat SA	2,268,002	9,407
	Warsaw Stock Exchange	422,061	8,753
*,1	Jastrzebska Spolka Weglowa SA	773,068	6,052
*,1	Grupa Azoty SA	650,504	3,287
			2,219,989
Portugal (0.1%)
	EDP SA	43,730,121	238,516
	Galp Energia SGPS SA	6,059,655	141,735
	Banco Comercial Portugues SA	131,995,893	141,088
	Jeronimo Martins SGPS SA	4,000,088	96,052
*	EDP Renovaveis SA	4,539,259	75,900
	Sonae SGPS SA	11,662,461	26,704
	REN - Redes Energeticas Nacionais SGPS SA	5,150,098	22,807
*	NOS SGPS SA	2,675,822	17,670
[1]	Navigator Co. SA	3,118,396	12,262
	CTT-Correios de Portugal SA	1,143,554	8,619
[1]	Mota-Engil SGPS SA	1,150,954	6,530
[1]	Altri SGPS SA	934,920	5,480
	Semapa-Sociedade de Investimento e Gestao	200,114	5,455
	Corticeira Amorim SGPS SA	575,116	4,336
			803,154
Qatar (0.2%)
	Qatar National Bank QPSC	63,899,254	304,283
	Qatar Islamic Bank QPSC	26,531,384	162,038
	Industries Qatar QSC	29,037,405	95,352
	Commercial Bank PSQC	49,868,144	58,972
	Al Rayan Bank	91,734,576	54,560
	Ooredoo QPSC	13,648,386	51,398
	Qatar Gas Transport Co. Ltd.	40,064,031	47,126
	Qatar International Islamic Bank QSC	12,845,454	39,911
	Qatar Fuel QSC	8,575,919	33,752
	Doha Bank QPSC	42,149,989	31,243
	Dukhan Bank	30,119,225	28,698
	Nebras Energy	7,089,563	28,513
	Mesaieed Petrochemical Holding Co.	79,406,228	25,872
	Barwa Real Estate Co.	31,350,307	20,309
	Qatar Aluminum Manufacturing Co.	39,748,381	17,666
	Vodafone Qatar PQSC	22,869,449	16,743
*	Estithmar Holding QPSC	14,529,841	15,754
	Gulf International Services QSC	15,597,435	8,898
	United Development Co. QSC	23,971,493	5,603
	Al Meera Consumer Goods Co. QSC	1,473,441	5,486

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Ezdan Holding Group QSC	23,048,679	5,406
			1,057,583
Romania (0.0%)
	Banca Transilvania SA	13,707,402	112,352
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,276,238	45,811
	OMV Petrom SA	60,766,402	13,809
	Societatea Energetica Electrica SA	2,131,210	13,006
	Societatea Nationala Nuclearelectrica SA	764,153	12,208
*	MED Life SA	3,731,436	10,127
	One United Properties SA	673,488	4,489
	TTS Transport Trade Services SA	1,909,648	2,400
*	Teraplast SA	22,135,162	2,386
			216,588
Russia (0.0%)
*,2	Mechel PJSC ADR	691,625	—
*,2	Surgutneftegas PAO ADR	626	—
*,2	Sistema AFK PAO GDR	697	—
*,2	Novatek PJSC GDR	7,017	—
*,2	Severstal PAO GDR	543,443	—
*,2	VTB Bank PJSC	2,863,670	—
*,2	GMK Norilskiy Nickel PAO ADR	366	—
*,2	Polyus PJSC GDR	618,167	—
*,2	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (0.9%)
	Al Rajhi Bank	43,113,848	790,446
[3]	Saudi Arabian Oil Co.	87,131,039	646,270
	Saudi National Bank	42,717,022	447,860
*	Saudi Arabian Mining Co.	19,721,076	345,842
	Saudi Telecom Co.	27,617,583	320,999
	Saudi Basic Industries Corp.	13,200,769	215,735
	Riyad Bank	28,688,267	158,870
*	ACWA Power Co.	3,313,949	149,028
	Alinma Bank	21,540,214	139,948
	SABIC Agri-Nutrients Co.	3,418,115	132,913
	Saudi Awwal Bank	14,509,041	131,978
	Dr Sulaiman Al Habib Medical Services Group Co.	1,493,248	96,683
	Etihad Etisalat Co.	5,531,662	96,045
	Banque Saudi Fransi	17,851,573	92,069
	Almarai Co. JSC	7,190,061	79,529
	Arab National Bank	12,990,849	74,790
	Bank AlBilad	10,779,359	72,242
	Bupa Arabia for Cooperative Insurance Co.	1,137,158	55,464
	Saudi Energy Co.	11,417,227	54,149
	Elm Co.	341,442	53,470
*	Umm Al Qura for Development & Construction Co.	10,249,708	44,400
	Yanbu National Petrochemical Co.	4,039,728	39,626
	Electrical Industries Co.	8,051,454	39,108
	Co. for Cooperative Insurance	1,077,756	37,515
*	Dar Al Arkan Real Estate Development Co.	7,768,573	36,771
*	Jabal Omar Development Co.	8,483,471	35,888
	Jarir Marketing Co.	8,519,155	34,211
	Riyadh Cables Group Co.	966,542	34,115
	Saudi Investment Bank	8,984,948	31,755
	Makkah Construction & Development Co.	1,432,101	30,643
	Bank Al-Jazira	9,220,449	28,918
	Ades Holding Co.	4,955,711	26,038
	SAL Saudi Logistics Services	575,139	25,312
	Saudi Tadawul Group Holding Co.	701,572	24,818
	Saudi Aramco Base Oil Co.	729,140	24,601
	Mouwasat Medical Services Co.	1,345,523	24,445
*	Rabigh Refining & Petrochemical Co.	6,081,647	24,046
	Aldrees Petroleum & Transport Services Co.	716,696	22,984
	Dallah Healthcare Co.	684,520	22,748
	Sahara International Petrochemical Co.	5,231,480	22,427
*	Al Rajhi Co. for Co-operative Insurance	723,718	21,498
	Arabian Internet & Communications Services Co.	354,767	21,058
*	Rasan Information Technology Co.	554,899	20,928

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Astra Industrial Group Co.	542,370	20,432
*	Mobile Telecommunications Co. Saudi Arabia	6,407,029	20,067
	Taiba Investments Co.	1,857,072	19,261
	Saudi Industrial Investment Group	4,893,745	18,230
*	Saudi Kayan Petrochemical Co.	10,736,139	17,189
	Nahdi Medical Co.	591,366	16,600
	Jamjoom Pharmaceuticals Factory Co.	399,038	16,561
[3]	Arabian Centres Co.	3,459,465	16,219
*	Savola Group	2,185,606	15,788
	Al Masane Al Kobra Mining Co.	648,834	14,122
*	Advanced Petrochemical Co.	1,853,153	13,695
	Saudi Chemical Co. Holding	6,083,626	13,644
*	National Industrialization Co.	4,812,326	13,451
*	flynas Co. SJSC	956,810	13,015
	Retal Urban Development Co. Class A	3,178,296	12,597
	Saudia Dairy & Foodstuff Co.	223,456	12,301
	United Electronics Co.	550,829	11,855
*	Saudi Research & Media Group	575,333	11,812
	East Pipes Integrated Co. for Industry	222,715	11,789
	National Gas & Industrialization Co.	525,849	11,495
*	Seera Group Holding	1,977,843	11,306
	Catrion Catering Holding Co.	591,017	11,111
	Saudi Ground Services Co.	1,281,510	10,864
	Abdullah Al Othaim Markets Co.	6,533,182	10,707
	Al Moammar Information Systems Co.	223,077	10,683
	Yamama Cement Co.	1,451,805	10,288
	National Medical Care Co.	319,703	10,125
	Saudi Cement Co.	1,102,114	10,022
	Power & Water Utility Co. for Jubail & Yanbu	1,093,974	9,956
*,1	National Agriculture Development Co.	2,221,360	9,513
	National Co. for Learning & Education	302,311	9,505
*	Arabian Drilling Co.	387,145	9,398
	Qassim Cement Co.	782,467	9,089
*	Saudi Reinsurance Co.	1,236,684	8,758
	AlKhorayef Water & Power Technologies Co.	255,434	8,602
	United International Transportation Co.	748,421	8,307
	Al Hammadi Holding	1,172,502	8,246
*	Arabian Contracting Services Co.	282,911	8,220
	Arriyadh Development Co.	1,672,448	8,074
	Al Rajhi REIT	3,656,305	7,992
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	784,287	7,619
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	867,709	7,280
*	Emaar Economic City	2,428,693	7,174
*	Saudi Real Estate Co.	1,932,815	7,119
	Almoosa Health Co.	192,314	6,884
*	Saudi Automotive Services Co.	489,402	6,653
	Etihad GO Telecom Co.	252,680	6,510
	Saudi Ceramic Co.	725,268	5,975
	Leejam Sports Co. JSC	278,853	5,935
	Middle East Healthcare Co.	597,271	5,894
	Southern Province Cement Co.	1,012,422	5,698
*	Jahez International Co.	1,450,885	5,274
	BinDawood Holding Co.	3,677,792	5,151
*	Bawan Co.	434,344	5,073
	Al-Dawaa Medical Services Co.	377,225	4,711
	Yanbu Cement Co.	1,137,747	4,608
*	Perfect Presentation For Commercial Services Co.	2,394,409	4,487
*	Advanced Building Industries Co.	421,883	4,465
	Arabian Cement Co.	700,051	4,428
	Eastern Province Cement Co.	609,597	3,812
			5,433,822
Singapore (0.9%)
	DBS Group Holdings Ltd.	29,450,687	1,357,991
	Oversea-Chinese Banking Corp. Ltd.	47,500,344	819,505
	United Overseas Bank Ltd.	17,902,193	509,838
	Singapore Telecommunications Ltd.	104,828,316	379,667
	Singapore Exchange Ltd.	11,957,043	204,450
	Singapore Technologies Engineering Ltd.	21,895,303	185,551
	Keppel Ltd.	20,787,152	177,926

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Integrated Commercial Trust	86,319,504	160,772
	CapitaLand Ascendas REIT	58,633,268	115,242
	Singapore Airlines Ltd.	22,194,156	109,922
[1]	Wilmar International Ltd.	25,636,455	73,125
	CapitaLand Investment Ltd.	32,841,125	72,025
[1]	Sembcorp Industries Ltd.	12,950,017	67,961
	Seatrium Ltd.	30,205,665	55,997
	UOL Group Ltd.	6,679,159	55,876
	Keppel DC REIT	28,027,380	51,871
	Venture Corp. Ltd.	4,062,361	51,852
	Mapletree Logistics Trust	48,826,987	47,006
[1]	Mapletree Industrial Trust	29,771,703	46,202
[1]	Genting Singapore Ltd.	82,481,582	44,261
	City Developments Ltd.	5,770,620	37,139
[1]	Keppel REIT	51,257,865	36,089
	ComfortDelGro Corp. Ltd.	30,810,504	35,872
	Suntec REIT	30,235,909	35,578
[1]	Thai Beverage PCL	105,283,800	34,741
	Frasers Centrepoint Trust	18,228,253	33,591
[1]	SATS Ltd.	12,839,061	33,416
	NetLink NBN Trust	41,908,329	33,272
[1]	Mapletree Pan Asia Commercial Trust	32,522,713	33,047
	Frasers Logistics & Commercial Trust	40,039,928	30,260
	Haw Par Corp. Ltd.	1,923,800	26,062
	CapitaLand Ascott Trust	36,665,286	25,831
	Keppel Infrastructure Trust	59,264,539	25,151
	Golden Agri-Resources Ltd.	90,164,095	22,471
	Sheng Siong Group Ltd.	9,412,762	22,437
*	AEM Holdings Ltd.	3,783,207	21,951
	Jardine Cycle & Carriage Ltd.	823,522	21,151
[1]	Parkway Life REIT	6,434,426	20,359
[1]	UMS Integration Ltd.	11,041,270	18,988
	First Resources Ltd.	6,803,537	18,689
*,1	Yangzijiang Maritime Development Ltd.	32,218,058	17,130
	Lendlease Global Commercial REIT	35,902,057	16,123
[1]	iFAST Corp. Ltd.	2,294,731	15,796
	ESR-REIT	8,145,443	15,507
	Hutchison Port Holdings Trust	72,752,560	15,306
[1]	Capitaland India Trust	14,468,413	11,955
[1]	UOB-Kay Hian Holdings Ltd.	3,721,200	11,918
	Stoneweg Europe Stapled Trust	6,210,269	11,327
	AIMS APAC REIT	9,145,151	10,849
*,1	NTT DC REIT	10,914,900	10,721
	Centurion Accommodation REIT	12,055,700	10,432
[1]	Olam Group Ltd.	11,399,955	9,133
	SIA Engineering Co. Ltd.	3,601,941	8,894
	Starhill Global REIT	20,224,340	8,759
[1]	StarHub Ltd.	10,479,257	8,731
	OUE REIT	29,812,046	8,558
	Raffles Medical Group Ltd.	10,825,995	8,463
[1]	CapitaLand China Trust	16,023,519	8,379
	CDL Hospitality Trusts	12,179,068	7,767
[1]	Bumitama Agri Ltd.	3,958,991	6,437
	Far East Hospitality Trust	14,040,138	6,351
	Digital Core REIT Management Pte. Ltd.	12,228,067	6,314
[1]	Singapore Post Ltd.	21,340,694	5,795
[1]	Nanofilm Technologies International Ltd.	4,387,970	5,043
[1]	Riverstone Holdings Ltd.	8,055,099	4,720
	First REIT	18,490,633	3,481
[1]	Prime US REIT	14,836,110	2,733
	KORE US REIT	12,136,006	2,438
*	COSCO SHIPPING International Singapore Co. Ltd.	21,508,552	2,029
*	Manulife US REIT	23,199,661	1,288
			5,415,512
South Africa (1.0%)
	Anglogold Ashanti plc (XJSE)	6,552,837	608,950
	Naspers Ltd.	11,163,890	604,524
	Gold Fields Ltd.	13,103,161	555,079
	FirstRand Ltd.	77,707,880	412,014

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Standard Bank Group Ltd.	18,959,569	365,377
	Capitec Bank Holdings Ltd.	1,244,368	323,037
	Valterra Platinum Ltd.	3,871,884	311,853
	MTN Group Ltd.	24,160,587	304,136
	Impala Platinum Holdings Ltd.	13,128,692	184,026
	Absa Group Ltd.	11,221,900	157,344
*	Sasol Ltd.	9,244,129	128,489
	Harmony Gold Mining Co. Ltd.	8,020,102	126,430
	Discovery Ltd.	7,874,910	122,567
	Sibanye Stillwater Ltd.	40,572,357	121,294
	Sanlam Ltd.	23,497,399	121,021
	Bid Corp. Ltd.	4,918,482	120,809
	Shoprite Holdings Ltd.	6,826,784	115,099
	Nedbank Group Ltd.	6,529,174	104,248
	Northam Platinum Holdings Ltd.	5,178,926	99,856
	Remgro Ltd.	7,323,863	86,187
	Anglogold Ashanti plc	801,266	75,103
	NEPI Rockcastle NV	8,815,925	74,772
[3]	Pepkor Holdings Ltd.	51,895,573	68,561
	Bidvest Group Ltd.	4,820,906	67,746
	Reinet Investments SCA	1,941,418	66,854
	Vodacom Group Ltd.	6,874,028	58,397
	Old Mutual Ltd.	68,934,517	56,360
	OUTsurance Group Ltd.	12,500,156	53,145
	Clicks Group Ltd.	3,345,492	53,112
	Growthpoint Properties Ltd.	47,688,588	46,787
	Exxaro Resources Ltd.	3,450,354	45,543
	Aspen Pharmacare Holdings Ltd.	5,218,501	43,342
	Tiger Brands Ltd.	2,390,056	41,716
	Momentum Group Ltd.	17,459,216	39,682
	Woolworths Holdings Ltd.	12,071,445	37,936
	Redefine Properties Ltd.	98,327,077	37,468
	Mr. Price Group Ltd.	3,833,443	35,974
	AVI Ltd.	4,714,892	28,151
	Vukile Property Fund Ltd.	18,474,865	26,477
	Fortress Real Estate Investments Ltd. Class B	16,808,165	24,561
	Investec Ltd.	2,814,824	23,469
	Resilient REIT Ltd.	4,270,490	21,268
	African Rainbow Minerals Ltd.	1,539,404	20,612
	Foschini Group Ltd.	4,672,843	19,646
	Hyprop Investments Ltd.	5,606,444	18,865
	Netcare Ltd.	17,618,672	18,274
[1]	DRDGOLD Ltd.	6,306,014	17,031
	Truworths International Ltd.	5,361,542	16,690
[1,3]	Dis-Chem Pharmacies Ltd.	7,503,383	16,399
	Life Healthcare Group Holdings Ltd.	21,233,232	15,829
	Telkom SA SOC Ltd.	4,172,151	15,068
[1]	Kumba Iron Ore Ltd.	802,810	15,058
	Motus Holdings Ltd.	2,056,893	13,762
	Thungela Resources Ltd. (XLON)	1,545,439	13,449
	Omnia Holdings Ltd.	2,252,658	13,069
	Santam Ltd.	541,726	12,970
	DataTec Ltd.	2,769,354	11,930
	Coronation Fund Managers Ltd.	4,406,828	11,744
	Equites Property Fund Ltd.	11,017,706	11,186
	Grindrod Ltd.	8,231,890	11,115
	JSE Ltd.	1,154,340	10,937
*,1	SPAR Group Ltd.	2,788,745	10,824
[1]	Boxer Retail Ltd.	2,218,694	10,601
	Reunert Ltd.	2,506,788	10,495
	Attacq Ltd.	10,319,337	10,307
	AECI Ltd.	1,517,227	10,050
*	Pick n Pay Stores Ltd.	8,352,844	9,899
[1]	We Buy Cars Holdings Ltd.	4,038,206	9,220
*,1	Sappi Ltd.	8,801,371	8,539
	Ninety One Ltd.	3,019,405	8,463
	Astral Foods Ltd.	553,854	8,148
*	MAS plc	5,253,301	6,344
	Sun International Ltd.	2,210,498	6,245
	Wilson Bayly Holmes-Ovcon Ltd.	538,424	5,564

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	KAP Ltd.	36,142,766	5,262
	Burstone Group Ltd.	8,246,134	4,687
	Super Group Ltd.	4,746,077	4,546
[1]	Afrimat Ltd.	1,590,186	3,103
	Thungela Resources Ltd.	280,949	2,443
			6,417,138
South Korea (5.7%)
	Samsung Electronics Co. Ltd.	69,042,425	10,396,939
	SK hynix Inc.	7,925,401	7,067,624
*	SK Square Co. Ltd.	1,312,792	764,046
[1]	Hyundai Motor Co.	1,976,572	716,428
	KB Financial Group Inc.	5,225,654	572,236
*,1	Doosan Enerbility Co. Ltd.	6,465,270	563,466
	Hanwha Aerospace Co. Ltd.	497,409	477,786
	Samsung Electro-Mechanics Co. Ltd.	806,323	462,576
	Shinhan Financial Group Co. Ltd.	6,225,341	422,755
*	Samsung SDI Co. Ltd.	889,594	421,318
	Kia Corp.	3,461,499	357,025
	POSCO Holdings Inc.	1,089,261	343,554
	Hana Financial Group Inc.	3,927,115	341,194
	NAVER Corp.	2,184,485	313,784
	Celltrion Inc.	2,134,528	290,750
	HD Hyundai Electric Co. Ltd.	322,099	276,979
	Hyundai Mobis Co. Ltd.	849,746	245,763
	Samsung C&T Corp.	1,158,229	236,631
	Woori Financial Group Inc.	9,814,709	223,816
[1]	LS Electric Co. Ltd.	1,110,829	213,330
[1]	HD Hyundai Heavy Industries Co. Ltd.	457,261	212,945
[1]	Hyosung Heavy Industries Corp.	76,345	205,659
[1]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	655,447	205,239
*	Samsung Heavy Industries Co. Ltd.	9,263,028	204,033
	Samsung Life Insurance Co. Ltd.	1,149,623	195,527
[1]	Hyundai Rotem Co. Ltd.	1,059,955	193,967
*,1	LG Energy Solution Ltd.	605,242	190,006
[1]	LG Chem Ltd.	673,496	182,412
	KT&G Corp.	1,452,151	175,074
*,3	Samsung Biologics Co. Ltd.	173,711	173,197
*,1	Hanwha Ocean Co. Ltd.	1,835,760	164,250
[1]	Hanmi Semiconductor Co. Ltd.	613,513	155,433
	SK Inc.	528,511	153,847
[1]	Ecopro Co. Ltd.	1,464,131	153,245
[1]	LG Electronics Inc.	1,543,597	148,669
[1]	Alteogen Inc.	576,863	145,667
	Kakao Corp.	4,481,976	144,289
[1]	Samsung Fire & Marine Insurance Co. Ltd.	455,598	142,277
[1]	Mirae Asset Securities Co. Ltd.	2,940,460	130,609
	HD Hyundai Co. Ltd.	605,405	128,537
[1]	LIG Defense&Aerospace Co. Ltd.	195,955	124,307
[1]	Korea Aerospace Industries Ltd.	1,030,743	118,089
[1]	Hyundai Engineering & Construction Co. Ltd.	1,060,172	117,414
[1]	Doosan Co. Ltd.	98,787	109,065
[1]	APR Corp.	360,200	103,429
*,1	SK Innovation Co. Ltd.	1,023,650	101,625
	Korea Investment Holdings Co. Ltd.	611,213	100,437
[1]	Ecopro BM Co. Ltd.	709,080	99,843
[1]	Korea Electric Power Corp.	3,303,915	98,991
[1]	LG Corp.	1,251,889	84,488
[1]	Hanwha Systems Co. Ltd.	1,062,398	84,258
[1]	Hyundai Glovis Co. Ltd.	545,453	84,220
[1]	POSCO Future M Co. Ltd.	482,600	82,935
[1]	Samsung E&A Co. Ltd.	2,281,306	82,622
[1]	IsuPetasys Co. Ltd.	792,405	82,264
[1]	LG Innotek Co. Ltd.	205,349	80,282
*,1	Meritz Financial Group Inc.	1,028,065	77,804
[1]	LS Corp.	244,790	76,157
*,1	HLB Inc.	1,759,437	72,868
	DB Insurance Co. Ltd.	638,501	72,657
[1]	Krafton Inc.	398,049	71,568
*,1	Daewoo Engineering & Construction Co. Ltd.	2,916,800	69,903

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Samsung Securities Co. Ltd.	911,989	66,825
[1]	Korea Zinc Co. Ltd.	61,217	65,619
[1]	Samsung SDS Co. Ltd.	575,237	65,111
*,1	Taihan Cable & Solution Co. Ltd.	1,575,349	60,579
[1]	Sam Chun Dang Pharm Co. Ltd.	211,827	60,567
[1]	KIWOOM Securities Co. Ltd.	220,814	60,205
[1]	LEENO Industrial Inc.	723,755	59,101
[1]	HYBE Co. Ltd.	328,052	58,781
[1]	Industrial Bank of Korea	3,666,382	56,201
*,1	Peptron Inc.	311,147	55,548
	HD Construction Equipment Co. Ltd.	441,593	55,480
*,1	ABLBio Inc.	593,286	55,191
	S-Oil Corp.	602,009	54,790
*,1	L&F Co. Ltd.	408,177	54,521
[1]	HMM Co. Ltd.	3,908,787	54,485
[1]	Samyang Foods Co. Ltd.	59,698	54,202
*,1	Rainbow Robotics	117,388	53,458
*,1	Hanwha Solutions Corp.	1,538,897	53,372
[1]	Yuhan Corp.	800,769	49,953
[1]	DB HiTek Co. Ltd.	454,910	49,258
[1]	OCI Holdings Co. Ltd.	190,557	48,055
*,1	LigaChem Biosciences Inc.	372,203	46,838
*	Hanwha Engine	775,656	46,447
[1]	KakaoBank Corp.	2,761,050	45,643
[1]	BNK Financial Group Inc.	3,587,749	45,554
	Coway Co. Ltd.	778,835	45,280
[1]	Korean Air Lines Co. Ltd.	2,699,325	45,180
	NH Investment & Securities Co. Ltd.	1,928,964	44,229
[1]	Sanil Electric Co. Ltd.	235,792	43,043
	JB Financial Group Co. Ltd.	2,304,204	42,639
[1]	HD Hyundai Marine Solution Co. Ltd.	231,125	41,789
	Hankook Tire & Technology Co. Ltd.	1,000,929	40,278
[1]	Jusung Engineering Co. Ltd.	461,786	39,945
[1]	Eo Technics Co. Ltd.	123,214	39,782
[1]	Posco International Corp.	672,158	39,666
[1]	Hanwha Corp.	431,104	39,190
[1]	Amorepacific Corp.	425,200	38,984
[1]	Daeduck Electronics Co. Ltd.	485,175	37,655
	Hyundai Steel Co.	1,225,552	35,626
*,1	LG Display Co. Ltd.	4,235,782	35,367
[1]	GS Holdings Corp.	636,459	35,349
	Doosan Bobcat Inc.	714,841	35,159
[1]	KEPCO Engineering & Construction Co. Inc.	271,572	35,052
*,1	Samsung Episholdings Co. Ltd.	93,192	34,422
[1]	WONIK IPS Co. Ltd.	422,050	34,107
[1]	NC Corp.	184,112	33,993
	LG Uplus Corp.	3,058,308	32,793
*,1	Woori Technology Inc.	2,212,816	32,666
*,1	Robotis Co. Ltd.	146,585	31,889
[1]	Orion Corp.	324,847	31,557
[1]	LG CNS Co. Ltd.	704,815	31,315
*,1	Voronoi Inc.	156,651	30,423
[1]	Hyundai Autoever Corp.	98,325	30,382
[1]	HPSP Co. Ltd.	831,889	30,126
[1]	CJ Corp.	192,172	29,264
*,1	Hanwha Vision Co. Ltd.	486,739	28,829
[1]	Hanmi Pharm Co. Ltd.	90,729	28,409
[1]	DL E&C Co. Ltd.	419,803	28,298
*,1	SK Biopharmaceuticals Co. Ltd.	410,100	28,003
[1]	Iljin Electric Co. Ltd.	331,920	27,889
*,1	OliX Pharmaceuticals Inc.	235,813	27,826
[1]	Hanjin Kal Corp.	345,920	26,528
[1]	iM Financial Group Co. Ltd.	2,041,125	26,414
*,1	Fadu Inc.	478,889	25,705
[1]	Shinsegae Inc.	91,235	25,215
*,1	Doosan Fuel Cell Co. Ltd.	595,098	24,903
[1]	ISC Co. Ltd.	148,310	24,808
[1]	Hansol Chemical Co. Ltd.	126,364	24,726
[1]	GS Engineering & Construction Corp.	946,957	24,580
[1]	Hyundai Elevator Co. Ltd.	355,246	23,839

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	LG H&H Co. Ltd.	135,800	23,406
[1]	SIMMTECH Co. Ltd.	389,620	23,392
*,1	ISU Specialty Chemical	282,271	23,360
[1]	KCC Corp.	61,233	23,224
*,1	SKC Co. Ltd.	271,952	21,932
*,1	Doosan Robotics Inc.	287,610	21,717
[1]	Kumho Petrochemical Co. Ltd.	216,356	21,525
*,1	HD-Hyundai Marine Engine	296,518	21,300
[1]	Koh Young Technology Inc.	768,269	21,175
[1]	PharmaResearch Co. Ltd.	99,108	21,126
*,1	D&D PharmaTech Inc.	413,556	21,117
*,1	Hotel Shilla Co. Ltd.	457,416	20,385
[1]	Lotte Chemical Corp.	261,396	20,283
*,1	Ecopro Materials Co. Ltd.	368,205	20,254
*,1	Kakaopay Corp.	523,298	19,924
*,1	Pearl Abyss Corp.	499,002	19,896
[1]	E-MART Inc.	272,895	19,764
[1]	Kangwon Land Inc.	1,661,275	19,336
[1]	CJ CheilJedang Corp.	115,026	19,237
[1]	Kolon Industries Inc.	297,258	19,160
*,1	Mezzion Pharma Co. Ltd.	319,673	19,086
[1]	ST Pharm Co. Ltd.	183,242	18,987
[1]	Eugene Technology Co. Ltd.	206,298	18,539
*,1	Lotte Energy Materials Corp.	406,895	18,469
*,1	Seojin System Co. Ltd.	451,517	18,336
[1]	HL Mando Co. Ltd.	469,873	18,302
[1]	Posco DX Co. Ltd.	766,908	18,160
*,1	BHI Co. Ltd.	268,174	17,958
[1]	Dongjin Semichem Co. Ltd.	459,194	17,820
[1]	Soulbrain Co. Ltd.	56,128	17,660
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	850,508	17,529
[1]	Hana Micron Inc.	634,943	17,412
[1]	PSK Inc.	284,510	17,388
*,1	SPG Co. Ltd.	197,977	17,300
*,1	Oscotec Inc.	484,962	17,217
[1]	JYP Entertainment Corp.	399,900	17,155
[1]	CS Wind Corp.	350,516	17,063
[1]	S-1 Corp.	291,008	16,951
[1]	Daejoo Electronic Materials Co. Ltd.	156,849	16,917
*,1	Taesung Co. Ltd.	309,857	16,698
[1]	Youngone Corp.	296,866	16,645
[1]	Hyosung Corp.	106,348	16,578
[1]	Korean Reinsurance Co.	1,976,568	16,518
[1]	Cosmax Inc.	114,490	16,387
[1]	Poongsan Corp.	243,198	16,329
[1]	D'Alba Global Co. Ltd.	104,641	16,035
*,1	Jeju Semiconductor Corp.	439,686	15,896
[1]	TechWing Inc.	399,546	15,829
	Han Kuk Carbon Co. Ltd.	468,564	15,724
[1]	Doosan Tesna Inc.	171,535	15,516
[1]	RFHIC Corp.	238,733	15,327
[1]	Caregen Co. Ltd.	209,883	15,074
*,1	Hanon Systems	5,212,629	14,994
[1]	Lotte Shopping Co. Ltd.	162,123	14,856
[1]	S&S Tech Corp.	213,983	14,830
*,1	Hanall Biopharma Co. Ltd.	451,241	14,637
[1]	Silicon2 Co. Ltd.	482,135	14,450
	Korea Electric Power Corp. ADR	942,313	14,408
[1]	Hyundai Department Store Co. Ltd.	189,741	14,032
*,1	Hugel Inc.	81,344	13,981
[1]	Cheil Worldwide Inc.	1,019,538	13,823
[1]	LX International Corp.	379,925	13,769
[1]	KEPCO Plant Service & Engineering Co. Ltd.	318,551	13,523
*,1	CosmoAM&T Co. Ltd.	334,912	13,487
[1]	Park Systems Corp.	67,827	13,353
*,1	HJ Shipbuilding & Construction Co. Ltd.	674,561	13,307
*,1	Hanwha Life Insurance Co. Ltd.	3,996,470	13,252
*,1	Hyulim ROBOT Co. Ltd.	1,532,914	13,185
*,1	Lunit Inc.	464,254	13,166
[1]	Pan Ocean Co. Ltd.	3,505,674	13,163

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Classys Inc.	344,981	13,048
*,1	Curiox Biosystems Co. Ltd.	186,133	12,941
[1]	Kolmar Korea Co. Ltd.	213,820	12,853
[1]	Hyosung TNC Corp.	36,529	12,853
[1]	Hyundai Wia Corp.	225,707	12,707
[1,3]	Netmarble Corp.	376,906	12,701
[1]	Samsung Card Co. Ltd.	342,238	12,350
[1]	Tokai Carbon Korea Co. Ltd.	58,672	11,839
[1]	Celltrion Pharm Inc.	304,965	11,667
[1]	NongShim Co. Ltd.	45,308	11,634
*,1	Wonik Holdings Co. Ltd.	508,964	11,463
*,1	Hyundai Bioscience Co. Ltd.	1,248,204	11,380
[1]	LS Materials Ltd.	553,276	11,358
[1]	SK REITs Co. Ltd.	2,478,764	11,303
[1]	L&C Bio Co. Ltd.	259,027	11,236
*,1	SK Bioscience Co. Ltd.	382,373	11,209
[1]	BGF retail Co. Ltd.	124,285	11,110
*,1	APRILBIO Co. Ltd.	269,481	10,928
[1]	Youngone Holdings Co. Ltd.	77,185	10,909
[1]	People & Technology Inc.	283,571	10,835
[1]	TES Co. Ltd.	186,287	10,818
[1]	SM Entertainment Co. Ltd.	161,869	10,615
	Misto Holdings Corp.	378,715	10,418
[1]	Intellian Technologies Inc.	115,673	10,400
[1]	Daou Technology Inc.	322,716	10,218
	LOTTE Fine Chemical Co. Ltd.	216,133	10,182
	Korea Gas Corp.	383,534	10,169
*,1	Qurient Co. Ltd.	391,757	9,977
	SK Telecom Co. Ltd.	153,353	9,938
*,1	Naturecell Co. Ltd.	755,691	9,936
*,1	G2GBIO Inc.	168,137	9,928
[1]	Pharmicell Co. Ltd.	795,877	9,883
*,1	Clobot Co. Ltd.	287,217	9,883
[1]	Daishin Securities Co. Ltd.	380,123	9,848
*,1	Seers Co. Ltd.	300,536	9,718
[1]	Solid Inc.	829,798	9,629
[1]	SeAH Besteel Holdings Corp.	183,265	9,379
[1]	Lotte Corp.	444,427	9,251
[1]	Shinsung Delta Tech Co. Ltd.	232,825	9,203
*,1	Chabiotech Co. Ltd.	786,420	9,124
[1]	F&F Co. Ltd.	198,826	9,034
[1]	CJ Logistics Corp.	130,513	8,962
*,1	Creative & Innovative System	765,853	8,903
[1]	SL Corp.	204,630	8,765
*,1	Hanwha Investment & Securities Co. Ltd.	1,671,420	8,604
[1]	BH Co. Ltd.	362,272	8,548
*	Kumho Tire Co. Inc.	2,158,190	8,531
[1]	Lake Materials Co. Ltd.	541,303	8,504
*,1	Orum Therapeutics Inc.	139,503	8,476
*,1	ROKIT Healthcare Inc.	162,899	8,466
*,1	SK Securities Co. Ltd.	2,350,313	8,364
[1]	HAESUNG DS Co. Ltd.	151,328	8,346
	IPARK Hyundai Development Co.	526,031	8,196
[1]	GS Retail Co. Ltd.	505,157	8,037
[1]	Dongsuh Cos. Inc.	442,760	8,012
*,1	KMW Co. Ltd.	393,194	7,978
*,1	GI Innovation Inc.	712,665	7,960
[1]	HK inno N Corp.	217,082	7,774
[1]	SOLUM Co. Ltd.	588,238	7,751
[1]	Sung Kwang Bend Co. Ltd.	243,921	7,689
*,1	Foosung Co. Ltd.	848,690	7,634
[1]	Seegene Inc.	454,614	7,561
[1]	Advanced Nano Products Co. Ltd.	133,490	7,550
*,1	SK oceanplant Co. Ltd.	447,744	7,470
*,1	Enchem Co. Ltd.	247,468	7,447
[1]	GC Biopharma Corp.	79,614	7,419
[1]	Cheryong Electric Co. Ltd.	153,588	7,392
*,1	DL Holdings Co. Ltd.	150,843	7,341
*,1	Lotte Tour Development Co. Ltd.	516,311	7,284
[1]	Hanmi Science Co. Ltd.	280,338	7,182

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	HDC Holdings Co. Ltd.	373,645	7,127
[1]	ESR Kendall Square REIT Co. Ltd.	2,331,224	7,118
*,1,3	SK IE Technology Co. Ltd.	392,498	7,068
[1]	Paradise Co. Ltd.	655,158	7,053
*,1	OCI Co. Ltd.	68,919	7,048
[1]	LX Semicon Co. Ltd.	164,835	7,007
*,1	GemVax & Kael Co. Ltd.	425,057	6,850
*,1	Duk San Neolux Co. Ltd.	194,234	6,675
*,1,2	Shinsung E&G Co. Ltd.	2,451,425	6,656
[1]	SK Gas Ltd.	33,757	6,580
[1]	Amorepacific Holdings Corp.	347,154	6,575
[1]	HS Hyosung Advanced Materials Corp.	35,534	6,515
[1]	Daewoong Pharmaceutical Co. Ltd.	64,235	6,476
[1]	Shinhan Alpha REIT Co. Ltd.	1,585,222	6,467
[1]	TK Corp.	205,351	6,417
[1]	DoubleUGames Co. Ltd.	154,567	6,389
*,1	SFA Semicon Co. Ltd.	1,109,187	6,352
[1]	YG Entertainment Inc.	172,045	6,313
	Chong Kun Dang Pharmaceutical Corp.	108,275	6,290
[1]	LOTTE REIT Co. Ltd.	2,085,966	6,256
[1]	Korea Petrochemical Ind Co. Ltd.	50,603	6,249
*,1	Seoul Semiconductor Co. Ltd.	547,524	6,171
[1]	SK Chemicals Co. Ltd.	144,825	5,835
	DongKook Pharmaceutical Co. Ltd.	359,550	5,830
*,1	Sungeel Hitech Co. Ltd.	103,962	5,812
*,1	Inventage Lab Inc.	134,062	5,665
[1]	Korea Electric Terminal Co. Ltd.	91,120	5,639
[1]	Harim Holdings Co. Ltd.	616,135	5,471
[1]	ENF Technology Co. Ltd.	136,409	5,434
[1]	Hite Jinro Co. Ltd.	467,471	5,414
*	CJ ENM Co. Ltd.	146,977	5,400
[1]	Il Dong Pharmaceutical Co. Ltd.	298,757	5,398
[1]	Samwha Capacitor Co. Ltd.	117,378	5,393
[1]	Hankook & Co. Co. Ltd.	316,565	5,360
[1]	NEXTIN Inc.	112,106	5,344
[1]	Otoki Corp.	21,555	5,328
[1]	NHN Corp.	190,358	5,326
[1]	SK Networks Co. Ltd.	1,323,628	5,258
[1]	Hyundai GF Holdings	528,465	5,158
[1]	Orion Holdings Corp.	290,810	5,112
[1]	KC Tech Co. Ltd.	120,232	5,082
[1]	Medytox Inc.	70,093	5,029
*,1	Synopex Inc.	1,220,014	4,942
[1]	Wemade Co. Ltd.	287,863	4,872
*,1	Kakao Games Corp.	575,419	4,717
[1]	NICE Information Service Co. Ltd.	449,541	4,647
[1]	Innox Advanced Materials Co. Ltd.	197,822	4,629
[1]	SK Discovery Co. Ltd.	120,988	4,566
[1]	GS P&L Co. Ltd.	121,581	4,566
*,1	Ananti Inc.	939,772	4,525
*,1	Cosmochemical Co. Ltd.	372,267	4,503
[1]	Dongkuk Steel Mill Co. Ltd.	428,503	4,476
[1]	Bukwang Pharmaceutical Co. Ltd.	1,040,569	4,464
[1]	Hana Tour Service Inc.	156,654	4,444
*,1	Danal Co. Ltd.	864,224	4,333
[1]	Seobu T&D	420,125	4,270
[1]	Solus Advanced Materials Co. Ltd.	477,694	4,268
[1]	Lotte Rental Co. Ltd.	187,183	4,260
[1]	Lotte Chilsung Beverage Co. Ltd.	51,301	4,251
[1]	Ecopro HN Co. Ltd.	194,212	4,227
[1]	Daewoong Co. Ltd.	272,033	4,189
*,1	Korea Line Corp.	2,384,687	4,174
[1]	NHN KCP Corp.	309,981	4,161
[1]	Yuanta Securities Korea Co. Ltd.	1,160,171	4,149
*,1	SHIFT UP Corp.	185,768	4,108
*,1	Komipharm International Co. Ltd.	623,440	4,096
*,1	Studio Dragon Corp.	173,306	4,096
[1]	DI Dong Il Corp.	198,948	4,060
[1]	Daesang Corp.	288,557	4,044
[1]	SNT Motiv Co. Ltd.	167,560	3,977

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	HLB Life Science Co. Ltd.	1,403,991	3,969
[1]	SOOP Co. Ltd.	99,552	3,942
[1]	Sungwoo Hitech Co. Ltd.	650,379	3,938
[1]	JW Pharmaceutical Corp.	185,118	3,919
	Hyundai Home Shopping Network Corp.	68,059	3,917
[1]	Posco M-Tech Co. Ltd.	291,182	3,913
[1]	SFA Engineering Corp.	182,436	3,905
[1]	Innocean Worldwide Inc.	290,118	3,887
[1]	i-SENS Inc.	268,501	3,860
*,1	Shin Poong Pharmaceutical Co. Ltd.	483,180	3,820
*,1	Chunbo Co. Ltd.	89,328	3,810
[1]	Myoung Shin Industrial Co. Ltd.	416,959	3,775
[1]	LX Holdings Corp.	610,194	3,770
*,1	VT Co. Ltd.	324,816	3,745
[1]	Hanil Cement Co. Ltd.	314,708	3,730
[1]	TKG Huchems Co. Ltd.	285,183	3,646
[1]	Sebang Global Battery Co. Ltd.	81,211	3,645
[1]	Binggrae Co. Ltd.	71,488	3,634
*,1	Hanwha General Insurance Co. Ltd.	805,049	3,620
[1]	Dongwon Industries Co. Ltd.	137,875	3,609
*,1	CJ CGV Co. Ltd.	1,080,825	3,602
[1]	Grand Korea Leisure Co. Ltd.	432,860	3,536
[1]	Ahnlab Inc.	82,260	3,518
*,1	Hanssem Co. Ltd.	113,371	3,473
*,1	Eubiologics Co. Ltd.	397,475	3,459
[1]	Soulbrain Holdings Co. Ltd.	68,678	3,434
[1]	PI Advanced Materials Co. Ltd.	190,924	3,339
[1]	Dentium Co. Ltd.	92,108	3,331
[1]	Handsome Co. Ltd.	184,711	3,325
[1]	Hancom Inc.	238,090	3,323
*	Asiana Airlines Inc.	693,110	3,300
*	Cafe24 Corp.	192,854	3,296
[1]	Unid Co. Ltd.	51,320	3,295
[1]	Dong-A Socio Holdings Co. Ltd.	49,279	3,268
[1]	IS Dongseo Co. Ltd.	178,055	3,221
[1]	Eugene Investment & Securities Co. Ltd.	843,338	3,214
[1]	LF Corp.	188,880	3,170
[1]	TCC Steel	235,069	3,168
[1]	Huons Global Co. Ltd.	73,769	3,166
[1]	Partron Co. Ltd.	564,076	3,164
[1]	GC Corp.	331,401	3,136
*,1	Samyang Biopharmaceuticals Corp.	58,732	3,051
[1]	Advanced Process Systems Corp.	170,112	3,038
[1]	Hankook Shell Oil Co. Ltd.	8,772	3,007
*,1	Binex Co. Ltd.	397,773	2,977
[1]	Young Poong Corp.	66,616	2,976
*,1	UniTest Inc.	236,682	2,976
[1]	MegaStudyEdu Co. Ltd.	92,492	2,961
[1]	E1 Corp.	40,080	2,929
[1]	Youlchon Chemical Co. Ltd.	163,804	2,869
*,1	Daea TI Co. Ltd.	924,367	2,860
[1]	Kwang Dong Pharmaceutical Co. Ltd.	507,711	2,842
*,1	Tongyang Life Insurance Co. Ltd.	497,602	2,797
[1]	Taekwang Industrial Co. Ltd.	3,467	2,796
[1]	Samchully Co. Ltd.	27,852	2,785
[1]	Mcnex Co. Ltd.	175,953	2,758
	HL Holdings Corp.	92,932	2,730
[1]	InBody Co. Ltd.	136,458	2,728
	Hyundai Green Food	240,707	2,687
[1]	Lotte Wellfood Co. Ltd.	32,583	2,673
[1]	SD Biosensor Inc.	468,544	2,672
*,1	HLB Therapeutics Co. Ltd.	1,102,527	2,648
[1]	Boryung	391,611	2,640
[1]	Neowiz	169,664	2,534
[1]	Com2uSCorp	114,078	2,528
*,1	Nexon Games Co. Ltd.	309,374	2,487
[1]	KCC Glass Corp.	125,315	2,483
[1]	KISWIRE Ltd.	142,168	2,476
[1]	HYUNDAI Corp.	109,431	2,304
[1]	Nexen Tire Corp.	455,439	2,291

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Samyang Holdings Corp.	46,910	2,220
*,1	Bioneer Corp.	302,594	2,155
[1]	Humedix Co. Ltd.	89,592	2,152
	NICE Holdings Co. Ltd.	217,511	2,143
[1,2]	JR Global REIT	2,677,048	2,124
*	Genexine Inc.	576,089	2,116
[1]	Dong-A ST Co. Ltd.	70,280	2,112
[1]	BNC Korea Inc.	778,303	2,107
[1]	KH Vatec Co. Ltd.	215,093	2,052
*,1	GC Cell Corp.	126,483	2,048
*,1	LX Hausys Ltd.	80,792	1,980
[1]	INTOPS Co. Ltd.	152,700	1,928
*,1	CMG Pharmaceutical Co. Ltd.	1,577,434	1,893
	Korea United Pharm Inc.	135,763	1,855
*,1	Modetour Network Inc.	237,415	1,832
[1]	GOLFZON Co. Ltd.	49,988	1,735
[1]	Hanjin Logistics Corp.	130,801	1,720
[1]	Huons Co. Ltd.	94,688	1,690
*	Jeju Air Co. Ltd.	457,036	1,645
*,1	DIO Corp.	135,144	1,576
[1]	Webzen Inc.	186,052	1,534
*,1	Joongang Advanced Materials Co. Ltd.	1,170,551	1,529
*,2	Kum Yang Co. Ltd.	228,942	1,528
[1]	Zinus Inc.	173,215	1,510
[1]	Samyang Corp.	44,771	1,460
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	284,463	1,454
*,1	Yungjin Pharmaceutical Co. Ltd.	1,149,793	1,376
[1]	Hansae Co. Ltd.	175,738	1,374
*,2	NKGen Biotech Korea Co. Ltd.	177,790	1,150
	Ilyang Pharmaceutical Co. Ltd.	106,479	811
*,1,2	Dawonsys Co. Ltd.	399,341	681
*,2	Hyosung Chemical Corp.	24,474	642
*,1	GeneOne Life Science Inc.	1,052,627	614
			35,527,564
Spain (2.0%)
	Banco Santander SA	214,290,810	2,614,847
	Iberdrola SA	96,044,470	2,251,689
	Banco Bilbao Vizcaya Argentaria SA	82,970,071	1,832,179
	Industria de Diseno Textil SA	16,190,088	968,988
	CaixaBank SA	52,573,122	669,169
	Ferrovial SE	6,908,780	474,437
	Repsol SA	15,729,323	422,508
	ACS Actividades de Construccion y Servicios SA	2,616,824	377,175
	Amadeus IT Group SA	6,310,045	364,104
	Banco de Sabadell SA	73,065,345	283,274
[3]	Cellnex Telecom SA	8,272,090	278,460
[3]	Aena SME SA	10,130,187	276,682
	Telefonica SA	59,766,770	269,699
	Endesa SA	4,628,869	207,599
	Naturgy Energy Group SA	5,280,751	166,157
	Bankinter SA	9,127,487	151,891
	Merlin Properties Socimi SA	6,084,805	106,406
	Redeia Corp. SA	5,935,879	103,919
	Acciona SA	347,459	101,139
[1]	Indra Sistemas SA	1,271,865	73,151
	Mapfre SA	13,396,094	65,578
	Enagas SA	3,177,372	63,616
	Acerinox SA	3,422,726	56,173
[3]	Unicaja Banco SA	16,322,423	52,988
	Viscofan SA	651,885	45,946
[1]	Grifols SA	4,278,067	45,108
[1]	Puig Brands SA Class B	2,118,352	43,909
	Sacyr SA	7,449,598	41,010
	Colonial SFL Socimi SA	5,526,845	35,448
	Logista Integral SA	843,326	32,947
*	Solaria Energia y Medio Ambiente SA	1,068,480	30,469
	Fluidra SA	1,282,006	30,001
	CIE Automotive SA	859,517	29,300
	Vidrala SA	324,010	29,229

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Tecnicas Reunidas SA	627,983	26,022
	Laboratorios Farmaceuticos Rovi SA	255,484	23,881
[1]	Elecnor SA	528,704	23,499
	Melia Hotels International SA	1,589,495	20,732
	Pharma Mar SA	177,530	20,019
	Construcciones y Auxiliar de Ferrocarriles SA	249,786	18,805
*	Grenergy Renovables SA	117,919	16,735
	Almirall SA	1,073,609	15,893
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	10,175,763	14,215
	Ebro Foods SA	632,034	13,486
[3]	Neinor Homes SA	686,471	13,431
	Corp. ACCIONA Energias Renovables SA	459,024	12,068
*,1	HBX Group International plc	1,114,521	9,106
*	Distribuidora Internacional de Alimentacion SA	188,095	8,687
[1]	Atresmedia Corp. de Medios de Comunicacion SA	1,251,231	7,615
[3]	Gestamp Automocion SA	1,959,986	7,428
	Cirsa Enterprises SA	404,723	6,089
[1,3]	Global Dominion Access SA	1,321,908	5,156
	Prosegur Cia de Seguridad SA	1,401,372	4,429
*,1	Ence Energia y Celulosa SA	1,500,074	4,317
[3]	Prosegur Cash SA	3,874,653	2,967
	Banco Santander SA (XMEX)	4	—
			12,869,775
Sweden (2.0%)
	Investor AB Class B	25,540,319	1,036,569
	Volvo AB Class B	23,146,864	806,825
	Atlas Copco AB Class A	37,427,843	719,275
	Sandvik AB	15,074,973	634,161
	Assa Abloy AB Class B	14,230,418	547,696
	Telefonaktiebolaget LM Ericsson Class B	39,902,930	476,002
	Skandinaviska Enskilda Banken AB Class A	22,095,652	437,321
	Swedbank AB Class A	11,824,864	418,000
	Atlas Copco AB Class B	21,594,787	368,215
	Hexagon AB Class B	30,090,449	328,737
	Saab AB Class B	5,251,656	318,792
	Svenska Handelsbanken AB Class A	21,011,559	298,573
	Investor AB Class A	7,249,524	290,159
	Epiroc AB Class A	8,980,243	259,254
	EQT AB	7,844,063	255,956
	Alfa Laval AB	3,981,206	239,586
	Essity AB Class B	8,584,701	227,887
	Boliden AB	4,089,298	214,956
	Telia Co. AB	33,568,372	175,512
	Tele2 AB Class B	7,996,440	163,962
	Epiroc AB Class B	5,770,525	143,789
	Skanska AB Class B	4,847,131	130,908
	Industrivarden AB Class C	2,484,643	130,731
[3]	Evolution AB	1,846,168	130,110
*	Swedish Orphan Biovitrum AB	2,724,370	127,809
	SKF AB Class B	4,877,844	122,818
	AddTech AB Class B	3,333,825	122,438
	Trelleborg AB Class B	2,884,593	118,439
	Securitas AB Class B	6,864,549	115,207
[1]	H & M Hennes & Mauritz AB Class B	6,374,906	114,415
	Lifco AB Class B	3,213,877	101,125
[1]	Svenska Cellulosa AB SCA Class B	8,578,896	98,302
	Nibe Industrier AB Class B	21,335,665	96,989
	Nordnet AB publ	2,914,632	96,069
	Beijer Ref AB Class B	6,464,410	91,586
	Volvo AB Class A	2,544,292	88,723
	Indutrade AB	3,941,130	85,144
	SSAB AB Class B	8,423,160	76,691
	AAK AB	2,631,257	75,478
	Lagercrantz Group AB Class B	2,804,949	74,173
	Industrivarden AB Class A	1,356,191	72,049
	Mycronic AB	2,246,177	70,878
	Avanza Bank Holding AB	1,926,094	69,625
	Castellum AB	5,163,067	66,087
	Getinge AB Class B	3,175,499	63,929

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Fastighets AB Balder Class B	10,085,451	60,333
	L E Lundbergforetagen AB Class B	1,040,331	60,302
	Sagax AB Class B	2,909,265	57,897
	Sectra AB Class B	1,926,433	53,604
*,1	Verisure plc	3,920,393	48,985
	Axfood AB	1,528,891	46,648
	Loomis AB Class B	989,302	46,071
	Investment AB Latour Class B	1,961,783	45,036
[3]	Munters Group AB	1,908,079	42,065
	Sweco AB Class B	2,950,930	40,578
[1,3]	Thule Group AB	1,601,825	40,011
	Holmen AB Class B	1,030,769	35,561
	Wihlborgs Fastigheter AB	3,896,076	34,445
*	Camurus AB	551,940	31,975
*	Hexpol AB	3,912,027	31,937
	SSAB AB Class A	3,448,838	31,040
[3]	Bravida Holding AB	2,909,025	30,142
*	Asmodee Group AB Class B	2,188,468	29,411
	Elekta AB Class B	5,041,630	29,281
	Catena AB	605,205	28,549
	Granges AB	1,482,813	27,986
	Pandox AB Class B	1,518,315	27,904
*,1,3	Sinch AB	8,780,900	27,859
	NCC AB Class B	1,262,103	27,340
	HMS Networks AB	459,481	26,779
*	Asker Healthcare Group AB	3,202,183	26,349
	AddLife AB Class B	1,616,680	25,208
	Alleima AB	2,809,692	25,173
	Bufab AB	1,919,967	24,843
	Husqvarna AB Class B	4,807,295	23,159
	Peab AB Class B	2,366,705	22,993
	Fabege AB	2,733,127	22,963
	Clas Ohlson AB Class B	517,192	22,381
[3]	Scandic Hotels Group AB	2,287,103	22,305
*,1	Volvo Car AB Class B	9,287,568	22,222
	Bure Equity AB	761,782	22,174
	Wallenstam AB Class B	5,105,934	21,714
	Billerud Aktiebolag	3,157,553	21,705
*	NOBA Bank Group AB	2,308,059	21,211
*,3	BioArctic AB Class B	599,832	21,198
[3]	Attendo AB	1,784,063	20,641
*	Kinnevik AB Class B	3,528,271	20,318
	Storskogen Group AB Class B	20,142,027	19,903
	Hufvudstaden AB Class A	1,491,793	19,867
*	NCAB Group AB	2,517,000	19,794
*	Modern Times Group MTG AB Class B	1,404,914	19,109
*,3	BoneSupport Holding AB	771,246	18,620
	AQ Group AB	762,337	18,202
*,1	Electrolux AB Class B	3,139,996	17,555
	Cibus Real Estate AB publ	1,098,591	17,513
	Lindab International AB	1,026,520	16,984
	AFRY AB	1,390,727	16,975
	Nyfosa AB	2,316,054	16,833
	Intea Fastigheter AB Class B	2,076,867	16,612
	Electrolux Professional AB Class B	3,231,229	16,252
	Medicover AB Class B	712,170	15,931
*,3	Dometic Group AB	4,619,672	15,783
	Betsson AB Class B	1,533,565	15,623
	Hemnet Group AB	1,192,800	15,463
	INVISIO AB	516,807	14,969
[1]	Svenska Handelsbanken AB Class B	610,832	14,751
	Nolato AB Class B	2,693,224	14,496
*	Embracer Group AB Class B	2,011,433	13,873
	Cloetta AB Class B	2,631,405	13,526
	Bilia AB Class A	980,985	13,383
	Vitec Software Group AB Class B	478,480	13,265
	NP3 Fastigheter AB	464,634	13,115
	Instalco AB	3,130,558	13,080
*	Sdiptech AB Class B	504,201	12,352
	Vitrolife AB	1,061,449	12,091

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sagax AB	3,031,297	11,374
*,3	Boozt AB	876,346	11,312
	JM AB	890,717	11,197
	MIPS AB	375,872	11,144
	Systemair AB	1,402,360	10,823
*,1	Hexatronic Group AB	2,571,071	10,658
*,1	Xvivo Perfusion AB	351,131	10,542
	Atrium Ljungberg AB Class B	3,269,876	10,511
	Dios Fastigheter AB	1,441,215	9,934
	SkiStar AB	556,291	9,644
	Ratos AB Class B	2,650,011	9,418
	Addnode Group AB Class B	1,806,409	9,389
*,1	Vimian Group AB	2,834,869	9,305
*,1	Better Collective A/S	512,270	7,906
	Arjo AB Class B	2,888,480	7,625
*,1	Roko AB Class B	38,326	7,193
	Platzer Fastigheter Holding AB Class B	879,111	6,578
*	Hacksaw AB	683,968	6,302
	Troax Group AB	545,549	6,299
	Investment AB Oresund	392,625	6,113
*,1	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,429,015	5,280
	Truecaller AB Class B	3,860,713	5,083
	Skandinaviska Enskilda Banken AB Class C	245,656	4,969
*	Norion Bank AB	776,468	4,443
	Corem Property Group AB Class B	11,253,090	3,907
*	Fagerhult Group AB	1,149,626	2,771
*,1	Samhallsbyggnadsbolaget i Norden AB	2,073,049	1,850
	NCC AB Class A	25,075	536
*,2	OW Bunker A/S	129,331	—
			12,707,272
Switzerland (5.0%)
	Roche Holding AG	10,296,133	4,195,674
	Novartis AG (Registered)	28,105,591	4,153,716
	Nestle SA (Registered)	37,675,212	3,814,225
	ABB Ltd. (Registered)	22,781,121	2,304,077
	UBS Group AG (Registered)	45,763,186	2,025,103
	Zurich Insurance Group AG	2,186,279	1,524,318
	Cie Financiere Richemont SA (Registered) Class A	7,746,065	1,486,605
	Swiss Re AG	4,305,432	693,557
	Holcim AG	7,130,940	662,653
	Lonza Group AG (Registered)	1,005,991	618,505
	Galderma Group AG	2,684,044	563,095
	Alcon AG	7,242,021	540,634
	Swiss Life Holding AG (Registered)	416,250	488,720
	Sandoz Group AG	6,041,037	484,572
	Sika AG (Registered)	2,347,209	432,981
*	Amrize Ltd.	7,294,285	400,570
	Givaudan SA (Registered)	111,963	399,267
	Partners Group Holding AG	314,438	341,858
	Geberit AG (Registered)	480,669	324,817
	Swisscom AG (Registered)	371,813	314,490
*	Helvetia Baloise Holding AG	1,126,952	308,992
[3]	VAT Group AG	394,408	296,299
	SGS SA (Registered)	2,429,133	263,197
	Julius Baer Group Ltd.	2,997,248	246,365
	Logitech International SA (Registered)	2,159,080	213,128
	Schindler Holding AG	592,764	207,241
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,592	205,757
	Swiss Prime Site AG (Registered)	1,171,814	203,070
	Roche Holding AG (Bearer)	424,893	177,716
	Chocoladefabriken Lindt & Spruengli AG	14,096	172,905
	Straumann Holding AG (Registered)	1,583,213	171,824
	Kuehne + Nagel International AG (Registered)	676,590	158,909
	Sonova Holding AG (Registered)	720,057	157,842
	Accelleron Industries AG	1,385,776	148,472
	PSP Swiss Property AG (Registered)	670,605	134,034
	Belimo Holding AG (Registered)	144,224	132,074
	Schindler Holding AG (Registered)	296,110	99,150
	Swatch Group AG	398,194	92,432

Total International Stock Index Fund
		Shares	Market Value• ($000)
	EMS-Chemie Holding AG (Registered)	98,888	84,295
	Swissquote Group Holding SA (Registered)	160,495	81,225
	Flughafen Zurich AG (Registered)	279,344	79,322
*	SIG Group AG	4,840,832	78,442
[1]	Barry Callebaut AG (Registered)	51,823	77,675
[3]	Galenica AG	721,309	76,848
	Avolta AG	1,368,530	75,630
	Temenos AG (Registered)	795,085	75,409
	Banque Cantonale Vaudoise (Registered)	409,861	64,584
	Georg Fischer AG (Registered)	1,153,826	63,116
	Huber + Suhner AG (Registered)	216,912	62,998
	Siegfried Holding AG (Registered)	582,148	58,714
	Allreal Holding AG (Registered)	211,488	57,755
	BKW AG	286,739	57,317
	Adecco Group AG (Registered)	2,372,186	54,667
	Valiant Holding AG (Registered)	228,757	53,144
	Cembra Money Bank AG	425,488	52,011
	Mobimo Holding AG (Registered)	104,721	49,999
	Sulzer AG (Registered)	252,653	48,092
	Inficon Holding AG (Registered)	258,843	47,912
	EFG International AG	2,136,488	45,968
	Comet Holding AG (Registered)	107,360	42,565
	VZ Holding AG	211,140	41,192
	DKSH Holding AG	514,362	39,266
	Bucher Industries AG (Registered)	95,201	37,804
	Luzerner Kantonalbank AG (Registered)	277,922	36,648
	SFS Group AG	240,215	36,598
	Sunrise Communications AG Class A	610,461	36,417
	Emmi AG (Registered)	32,122	33,616
	Vontobel Holding AG (Registered)	386,079	32,750
	St. Galler Kantonalbank AG (Registered)	39,518	32,516
	Burckhardt Compression Holding AG	47,527	31,826
	Swatch Group AG (Registered)	675,080	31,375
	Clariant AG (Registered)	3,035,154	31,260
*	Kardex Holding AG (Registered)	87,126	31,129
	Berner Kantonalbank AG (Registered)	59,045	30,744
[1]	Bachem Holding AG	331,587	30,147
	dormakaba Holding AG	437,294	29,117
	Tecan Group AG (Registered)	185,201	28,021
*	Aryzta AG	337,366	26,998
	Landis+Gyr Group AG	373,573	25,094
	Burkhalter Holding AG	105,514	25,051
	Jungfraubahn Holding AG (Registered)	70,834	24,767
[1]	Stadler Rail AG	793,446	23,180
*	ams-OSRAM AG	1,440,452	23,136
	Daetwyler Holding AG	108,194	21,731
	Softwareone Holding AG	2,446,900	21,653
	Interroll Holding AG (Registered)	9,685	20,286
[1]	Ypsomed Holding AG (Registered)	55,953	19,548
*	Dottikon Es Holding AG (Registered)	43,188	18,933
	Liechtensteinische Landesbank AG	145,537	17,897
	ALSO Holding AG (Registered)	81,637	16,836
	Implenia AG (Registered)	210,956	16,649
	Intershop Holding AG	75,990	16,495
	Bossard Holding AG (Registered) Class A	80,122	16,376
[3]	Medacta Group SA	87,363	15,852
	Cosmo NV	123,960	13,038
	Forbo Holding AG (Registered)	13,508	12,726
*	Basilea Pharmaceutica AG Allschwil (Registered)	177,071	12,325
*,3	Sensirion Holding AG	134,368	11,634
	OC Oerlikon Corp. AG Pfaeffikon (Registered)	2,604,178	11,392
*,3	Montana Aerospace AG	426,789	11,221
	Zehnder Group AG	124,582	10,523
[1]	SKAN Group AG	174,742	10,209
[1,3]	SMG Swiss Marketplace Group AG	285,607	10,183
*,3	PolyPeptide Group AG	186,773	9,143
	Cie Financiere Tradition SA	20,289	7,635
	VP Bank AG Class A	67,780	7,474
	Bell Food Group AG (Registered)	26,649	6,356
*,1,3	Medartis Holding AG	64,351	6,345

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Autoneum Holding AG	36,297	5,301
	Bystronic AG	21,120	5,267
	TX Group AG	27,551	4,376
[1]	APG SGA SA	16,881	3,903
[3]	Medmix AG	349,054	3,723
*,1	u-blox Holding AG	20,604	3,562
			31,633,776
Taiwan (7.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	355,970,875	24,712,155
	Delta Electronics Inc.	28,202,649	1,977,724
	MediaTek Inc.	21,467,239	1,792,120
	Hon Hai Precision Industry Co. Ltd.	178,108,135	1,258,337
[1]	ASE Technology Holding Co. Ltd.	47,897,461	750,776
[1]	Elite Material Co. Ltd.	4,182,298	623,182
	Unimicron Technology Corp.	19,482,962	553,381
	Accton Technology Corp.	7,238,436	530,118
	Asia Vital Components Co. Ltd.	4,731,998	433,230
	CTBC Financial Holding Co. Ltd.	257,807,922	426,420
[1]	United Microelectronics Corp.	165,914,905	416,754
[1]	Quanta Computer Inc.	38,530,648	384,184
	Chroma ATE Inc.	5,385,121	367,967
	Fubon Financial Holding Co. Ltd.	121,851,207	347,287
	Cathay Financial Holding Co. Ltd.	136,732,646	333,780
	Yuanta Financial Holding Co. Ltd.	158,995,473	263,418
	TS Financial Holding Co. Ltd.	335,662,365	253,195
[1]	ASPEED Technology Inc.	441,660	237,424
[1]	Bizlink Holding Inc.	2,606,227	234,021
	Yageo Corp.	22,671,100	231,148
[1]	Chunghwa Telecom Co. Ltd.	53,012,198	227,619
[1]	Gold Circuit Electronics Ltd.	5,026,846	227,545
[1]	Wiwynn Corp.	1,512,000	227,013
[1]	E.Sun Financial Holding Co. Ltd.	224,096,211	226,117
[1]	Jentech Precision Industrial Co. Ltd.	1,230,802	214,278
	Mega Financial Holding Co. Ltd.	172,255,360	213,272
	Nan Ya Plastics Corp.	71,970,133	206,582
	MPI Corp.	1,249,000	200,544
[1]	Wistron Corp.	44,663,524	196,704
[1]	Asustek Computer Inc.	9,968,511	184,697
	SinoPac Financial Holdings Co. Ltd.	184,953,687	181,229
	Global Unichip Corp.	1,208,525	167,094
	Uni-President Enterprises Corp.	71,835,979	157,347
	KGI Financial Holding Co. Ltd.	230,398,499	157,028
[1]	Phison Electronics Corp.	2,487,894	155,682
[1]	King Yuan Electronics Co. Ltd.	15,884,721	155,311
[1]	Alchip Technologies Ltd.	1,159,520	155,092
[1]	Lite-On Technology Corp.	28,360,809	152,067
	First Financial Holding Co. Ltd.	158,379,320	144,658
[1]	Zhen Ding Technology Holding Ltd.	10,667,214	143,925
	Hua Nan Financial Holdings Co. Ltd.	135,790,803	137,765
[1]	Winbond Electronics Corp.	45,558,041	134,408
*	Macronix International Co. Ltd.	25,723,546	128,564
[1]	eMemory Technology Inc.	988,253	125,155
[1]	WinWay Technology Co. Ltd.	367,387	123,533
[1]	Realtek Semiconductor Corp.	7,084,988	120,958
[1]	Taiwan Union Technology Corp.	3,645,239	120,125
*	Nanya Technology Corp.	16,387,186	116,011
[1]	Compeq Manufacturing Co. Ltd.	14,465,494	112,801
[1]	Largan Precision Co. Ltd.	1,400,346	112,445
	Taiwan Cooperative Financial Holding Co. Ltd.	152,230,741	110,445
[1]	Novatek Microelectronics Corp.	8,372,121	108,744
[1]	King Slide Works Co. Ltd.	828,930	105,165
[1]	Lotes Co. Ltd.	1,222,173	102,869
[1]	Evergreen Marine Corp. Taiwan Ltd.	15,859,711	101,457
	Nan Ya Printed Circuit Board Corp.	3,109,556	100,713
[1]	Formosa Plastics Corp.	61,189,724	99,918
[1]	China Steel Corp.	163,619,247	97,152
	Airtac International Group	2,050,008	95,715
[1]	LandMark Optoelectronics Corp.	1,093,155	94,824
[1]	Tripod Technology Corp.	6,516,270	93,881

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Win Semiconductors Corp.	5,015,163	86,845
	PharmaEssentia Corp.	4,135,346	86,516
[1]	WT Microelectronics Co. Ltd.	12,880,360	83,689
[1]	Innolux Corp.	107,421,241	82,077
[1]	Formosa Chemicals & Fibre Corp.	48,899,437	81,378
[1]	Kinsus Interconnect Technology Corp.	4,720,598	80,195
*,1	Powerchip Semiconductor Manufacturing Corp.	47,001,000	79,685
[1]	Chailease Holding Co. Ltd.	21,725,842	79,624
[1]	International Games System Co. Ltd.	3,246,052	77,156
[1]	Far EasTone Telecommunications Co. Ltd.	25,828,569	77,030
[1]	Advantech Co. Ltd.	6,689,803	76,501
	TCC Group Holdings Co. Ltd.	97,544,758	75,682
	Pegatron Corp.	28,032,541	73,340
[1]	United Integrated Services Co. Ltd.	2,386,603	72,811
[1]	Taiwan Mobile Co. Ltd.	20,573,541	72,439
	Chang Hwa Commercial Bank Ltd.	107,540,532	71,886
[1]	Globalwafers Co. Ltd.	3,722,436	69,947
	WPG Holdings Ltd.	21,792,420	69,829
[1]	Gigabyte Technology Co. Ltd.	7,863,160	68,470
[1]	Shanghai Commercial & Savings Bank Ltd.	55,405,048	68,360
[1]	Silergy Corp.	4,842,251	66,270
[1]	Powertech Technology Inc.	10,053,231	65,933
[1]	Hotai Motor Co. Ltd.	4,076,817	61,548
[1]	ADATA Technology Co. Ltd.	4,234,505	60,496
[1]	Fortune Electric Co. Ltd.	2,103,410	59,898
[1]	Compal Electronics Inc.	61,657,652	57,000
[1]	Inventec Corp.	37,492,836	54,928
[1]	President Chain Store Corp.	7,732,379	54,655
	Taiwan Business Bank	103,165,872	53,412
[1]	E Ink Holdings Inc.	11,765,378	51,771
[1]	Fositek Corp.	756,683	50,768
	L&K Engineering Co. Ltd.	2,350,386	50,699
[1]	EZconn Corp.	743,000	50,638
*,1	Caliway Biopharmaceuticals Co. Ltd.	14,515,000	48,155
[1]	Innodisk Corp.	1,176,399	47,679
	Synnex Technology International Corp.	17,915,184	46,964
[1]	Catcher Technology Co. Ltd.	7,021,062	46,246
	Kaori Heat Treatment Co. Ltd.	1,111,344	45,431
[1]	Chipbond Technology Corp.	8,659,255	45,136
	Hiwin Technologies Corp.	4,363,687	43,732
	Syntec Technology Co. Ltd.	535,009	43,447
[1]	Walsin Lihwa Corp.	45,050,113	43,181
[1]	Universal Microwave Technology Inc.	860,000	42,789
[1]	Eva Airways Corp.	39,735,943	42,083
[1]	Wan Hai Lines Ltd.	17,617,274	41,500
[1]	Teco Electric & Machinery Co. Ltd.	20,395,034	41,047
	All Ring Tech Co. Ltd.	1,061,000	40,648
[1]	AP Memory Technology Corp.	1,499,146	40,368
[1]	Yang Ming Marine Transport Corp.	25,615,962	39,910
[1]	Ardentec Corp.	6,299,391	39,548
[1]	Acter Group Corp. Ltd.	1,475,168	39,434
[1]	Co-Tech Development Corp.	3,097,000	39,432
[1]	AUO Corp.	71,433,699	39,282
	Solar Applied Materials Technology Corp.	7,091,689	37,661
[1]	Asia Cement Corp.	33,874,955	37,563
[1]	Sigurd Microelectronics Corp.	6,440,585	37,161
[1]	Acer Inc.	41,999,771	36,928
[1]	Far Eastern New Century Corp.	44,165,493	36,053
[1]	LuxNet Corp.	1,801,000	35,799
[1]	WNC Corp.	5,133,441	35,342
[1]	TA Chen Stainless Pipe	29,421,794	35,204
[1]	AURAS Technology Co. Ltd.	945,000	34,896
	Taichung Commercial Bank Co. Ltd.	55,453,613	34,771
[1]	Chenbro Micom Co. Ltd.	956,000	34,745
[1]	Sino-American Silicon Products Inc.	7,905,540	34,230
[1]	Chicony Electronics Co. Ltd.	8,642,280	34,029
[1]	Mitac Holdings Corp.	12,929,727	33,886
	Advanced Echem Materials Co. Ltd.	1,017,870	32,395
[1]	Topco Scientific Co. Ltd.	2,484,440	32,250
[1]	Chunghwa Precision Test Tech Co. Ltd.	287,368	32,176

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Taiwan Glass Industry Corp.	14,418,615	31,192
[1]	Formosa Petrochemical Corp.	17,397,003	31,085
[1]	Micro-Star International Co. Ltd.	9,932,460	30,847
[1]	Eternal Materials Co. Ltd.	11,946,185	30,081
[1]	Visual Photonics Epitaxy Co. Ltd.	2,663,609	29,674
[1]	Sinbon Electronics Co. Ltd.	3,281,391	29,545
[1]	Grand Process Technology Corp.	303,701	29,111
[1]	Eclat Textile Co. Ltd.	2,717,128	28,867
*,1	FOCI Fiber Optic Communications Inc.	1,155,211	28,773
[1]	Vanguard International Semiconductor Corp.	6,105,369	28,373
[1]	ITEQ Corp.	3,242,177	28,158
[1]	Simplo Technology Co. Ltd.	2,426,139	27,542
[1]	VisEra Technologies Co. Ltd.	1,465,000	27,447
	Cheng Shin Rubber Industry Co. Ltd.	27,607,063	27,318
[1]	Nien Made Enterprise Co. Ltd.	2,427,202	27,163
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,738,593	27,072
	Kinik Co.	1,546,479	26,955
[1]	Pou Chen Corp.	32,889,366	26,892
*,1	GCS Holdings Inc.	1,165,000	25,594
[1]	C Sun Manufacturing Ltd.	1,306,090	25,524
[1]	Highwealth Construction Corp.	20,013,837	25,395
	Voltronic Power Technology Corp.	993,425	24,686
[1]	Taiwan High Speed Rail Corp.	29,495,487	24,679
*,1	Fulltech Fiber Glass Corp.	6,892,922	24,395
[1]	Foxconn Technology Co. Ltd.	14,378,233	23,835
[1]	ASMedia Technology Inc.	539,775	23,750
[1]	Dynapack International Technology Corp.	2,027,479	23,666
[1]	Test Research Inc.	2,146,878	23,555
	I-Chiun Precision Industry Co. Ltd.	2,709,016	23,453
[1]	Topoint Technology Co. Ltd.	1,743,000	22,732
[1]	Shihlin Electric & Engineering Corp.	3,704,293	22,389
[1]	Makalot Industrial Co. Ltd.	3,312,650	22,303
[1]	Transcend Information Inc.	2,735,325	22,245
[1]	Capital Securities Corp.	23,897,508	21,307
[1]	Radiant Opto-Electronics Corp.	6,582,517	20,841
[1]	Dynamic Holding Co. Ltd.	3,657,909	20,669
[1]	Ennostar Inc.	8,583,740	20,246
[1]	Parade Technologies Ltd.	1,075,732	19,868
[1]	Genius Electronic Optical Co. Ltd.	1,214,565	19,732
[1]	Taiwan Surface Mounting Technology Corp.	3,640,113	19,509
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,503,717	19,296
[1]	Supreme Electronics Co. Ltd.	7,200,396	18,919
	ChipMOS Technologies Inc.	8,375,348	18,825
[1]	Elite Advanced Laser Corp.	1,921,862	18,810
[1]	TXC Corp.	3,745,090	18,203
[1]	Lien Hwa Industrial Holdings Corp.	13,915,570	18,186
	IBF Financial Holdings Co. Ltd.	39,458,091	18,094
	Mega Union Technology Inc.	622,665	17,968
[1]	Getac Holdings Corp.	5,785,752	17,929
	Walsin Technology Corp.	4,215,615	17,847
[1]	Longwell Co.	1,924,000	17,777
	Scientech Corp.	692,000	17,642
[1]	Faraday Technology Corp.	3,261,216	17,608
[1]	Elan Microelectronics Corp.	4,024,344	17,465
[1]	Phoenix Silicon International Corp.	2,188,473	17,345
	Yankey Engineering Co. Ltd.	850,490	17,136
	Marketech International Corp.	1,380,000	16,860
	Ruentex Development Co. Ltd.	22,498,196	16,832
[1]	Unitech Printed Circuit Board Corp.	8,981,693	16,664
[1]	Tatung Co. Ltd.	16,702,039	16,021
[1]	Advanced Energy Solution Holding Co. Ltd.	446,450	15,998
[1]	Shin Zu Shing Co. Ltd.	2,404,082	15,840
[1]	Machvision Inc.	561,852	15,765
[1]	Poya International Co. Ltd.	869,748	15,752
[1]	Primax Electronics Ltd.	6,581,882	15,296
[1]	Huaku Development Co. Ltd.	3,821,833	15,222
[1]	Gudeng Precision Industrial Co. Ltd.	863,969	14,962
[1]	Great Wall Enterprise Co. Ltd.	8,836,455	14,910
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	3,192,349	14,791
[1]	AcBel Polytech Inc.	9,638,328	14,673

Total International Stock Index Fund
		Shares	Market Value• ($000)
	President Securities Corp.	12,845,059	14,551
[1]	XinTec Inc.	2,240,714	14,514
[1]	Kinpo Electronics	16,347,193	14,450
[1]	Taiwan Fertilizer Co. Ltd.	8,989,225	14,442
[1]	Feng TAY Enterprise Co. Ltd.	6,468,817	14,409
[1]	Far Eastern International Bank	37,029,578	14,358
[1]	Tung Ho Steel Enterprise Corp.	6,928,069	14,279
[1]	Lotus Pharmaceutical Co. Ltd.	1,991,189	13,970
[1]	First Hi-Tec Enterprise Co. Ltd.	1,121,000	13,967
[1]	Tong Hsing Electronic Industries Ltd.	2,523,494	13,934
[1]	Pan Jit International Inc.	4,280,398	13,848
[1]	Asia Optical Co. Inc.	3,099,519	13,831
[1]	Ennoconn Corp.	1,333,996	13,703
[1]	Wisdom Marine Lines Co. Ltd.	6,001,487	13,614
[1]	Nuvoton Technology Corp.	2,834,000	13,416
[1]	Taiwan Hon Chuan Enterprise Co. Ltd.	3,767,575	13,321
[1]	Holy Stone Enterprise Co. Ltd.	1,936,982	13,270
[1]	Goldsun Building Materials Co. Ltd.	11,756,982	13,103
[1]	Ruentex Industries Ltd.	9,182,322	12,983
	Qisda Corp.	16,993,201	12,960
	Shinkong Insurance Co. Ltd.	3,086,000	12,955
[1]	Global Brands Manufacture Ltd.	4,060,084	12,919
[1]	Pixart Imaging Inc.	1,925,804	12,864
[1]	Tong Yang Industry Co. Ltd.	5,366,142	12,762
[1]	Bora Pharmaceuticals Co. Ltd.	966,907	12,573
[1]	Taiwan Secom Co. Ltd.	3,501,339	12,504
*,1	HTC Corp.	9,665,079	12,386
[1]	Sanyang Motor Co. Ltd.	6,993,689	12,271
[1]	Foxsemicon Integrated Technology Inc.	1,225,131	12,177
[1]	Sitronix Technology Corp.	1,642,567	12,045
[1]	U-Ming Marine Transport Corp.	6,244,610	11,991
*,1	China Petrochemical Development Corp.	50,428,204	11,863
[1]	Fusheng Precision Co. Ltd.	1,475,000	11,749
	Chunghwa Telecom Co. Ltd. ADR	270,368	11,718
*,1	Starlux Airlines Co. Ltd.	18,093,220	11,571
[1]	Feng Hsin Steel Co. Ltd.	5,980,000	11,505
[1]	Taiflex Scientific Co. Ltd.	2,621,592	11,447
[1]	Taiwan Speciality Chemicals Corp.	1,137,000	11,327
[1]	Everlight Electronics Co. Ltd.	5,010,687	11,299
[1]	YFY Inc.	15,123,047	11,295
	United Microelectronics Corp. ADR	860,072	11,233
[1]	Wiselink Co. Ltd.	3,925,218	11,223
	Greatek Electronics Inc.	4,172,961	11,195
*	Mercuries Life Insurance Co. Ltd.	45,028,638	10,969
[1]	Charoen Pokphand Enterprise	2,504,374	10,964
[1]	Everlight Chemical Industrial Corp.	5,946,329	10,840
*,1	HERON NEUTRON MEDICAL Corp.	924,000	10,812
[1]	CTCI Corp.	9,202,219	10,727
[1]	Arcadyan Technology Corp.	2,114,082	10,705
[1]	Allis Electric Co. Ltd.	3,033,349	10,621
[1]	Orient Semiconductor Electronics Ltd.	5,999,208	10,583
[1]	Jinan Acetate Chemical Co. Ltd.	7,863,270	10,582
[1]	Wah Lee Industrial Corp.	2,504,768	10,571
[1]	Ta Ya Electric Wire & Cable	10,022,080	10,272
[1]	Center Laboratories Inc.	8,181,087	10,175
*	United Renewable Energy Co. Ltd.	20,079,408	10,164
[1]	AmTRAN Technology Co. Ltd.	7,647,615	10,162
*,1	Wafer Works Corp.	7,861,898	10,142
[1]	China Airlines Ltd.	17,345,442	9,831
[1]	Cleanaway Co. Ltd.	11,193,590	9,818
[1]	Silicon Integrated Systems Corp.	5,899,083	9,781
[1]	Giant Manufacturing Co. Ltd.	4,565,931	9,771
*,1	Etron Technology Inc.	4,247,767	9,625
[1]	SDI Corp.	1,967,876	9,606
[1]	Daxin Materials Corp.	673,227	9,577
	Taiwan Cogeneration Corp.	6,763,810	9,483
[1]	Taiwan Acceptance Corp.	3,843,764	9,389
[1]	Hannstar Board Corp.	3,541,604	9,381
[1]	Via Technologies Inc.	3,703,909	9,298
[1]	Ability Enterprise Co. Ltd.	3,698,284	9,274

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Airoha Technology Corp.	524,000	9,192
[1]	Merry Electronics Co. Ltd.	3,311,590	9,081
[1]	Advanced Wireless Semiconductor Co.	1,943,030	8,985
[1]	Nan Pao Resins Chemical Co. Ltd.	785,000	8,939
[1]	TPK Holding Co. Ltd.	4,615,313	8,894
*,1	FLEXium Interconnect Inc.	4,227,334	8,874
[1]	Sercomm Corp.	3,642,250	8,853
[1]	Systex Corp.	2,290,140	8,755
[1]	ITE Technology Inc.	2,210,399	8,738
[1]	Pan-International Industrial Corp.	5,508,613	8,738
	Shiny Chemical Industrial Co. Ltd.	1,596,500	8,484
[1]	Shinkong Synthetic Fibers Corp.	15,791,312	8,446
[1]	Chin-Poon Industrial Co. Ltd.	5,113,799	8,366
*,1	TSEC Corp.	7,374,803	8,364
[1]	Nichidenbo Corp.	2,709,000	8,318
[1]	Farglory Land Development Co. Ltd.	3,804,158	8,276
*,1	Thunder Tiger Corp.	1,804,000	8,231
[1]	G Shank Enterprise Co. Ltd.	2,146,335	8,067
*,1	BES Engineering Corp.	19,365,468	8,018
[1]	Evergreen Aviation Technologies Corp.	1,644,000	8,015
	Materials Analysis Technology Inc.	754,511	7,968
[1]	Coretronic Corp.	3,737,212	7,944
[1]	Century Iron & Steel Industrial Co. Ltd.	2,450,000	7,869
*,1	General Interface Solution GIS Holding Ltd.	3,219,276	7,851
*,1	Oneness Biotech Co. Ltd.	4,600,407	7,783
[1]	EVERGREEN Steel Corp.	2,509,000	7,757
[1]	Global Mixed Mode Technology Inc.	967,342	7,743
[1]	Ichia Technologies Inc.	3,395,439	7,689
*,1	Episil Technologies Inc.	3,545,233	7,560
[1]	WUS Printed Circuit Co. Ltd.	2,058,785	7,470
[1]	JPC connectivity Inc.	1,125,887	7,454
[1]	Wowprime Corp.	1,037,593	7,445
[1]	Far Eastern Department Stores Ltd.	10,591,887	7,442
[1]	Chang Wah Electromaterials Inc.	4,857,000	7,414
*,1	HannStar Display Corp.	28,315,793	7,327
	Union Bank of Taiwan	11,586,580	7,326
[1]	Sporton International Inc.	1,038,138	7,303
[1]	Yulon Motor Co. Ltd.	8,339,958	7,165
*,1	Chung Hung Steel Corp.	12,810,000	7,162
	AUO Corp. ADR	1,532,773	7,035
[1]	Quanta Storage Inc.	2,618,136	7,006
[1]	TTY Biopharm Co. Ltd.	2,973,457	6,979
[1]	Chang Wah Technology Co. Ltd.	4,193,000	6,956
[1]	Weikeng Industrial Co. Ltd.	6,091,000	6,925
[1]	Gloria Material Technology Corp.	6,749,126	6,888
[1]	Anpec Electronics Corp.	909,000	6,881
[1]	Nan Kang Rubber Tire Co. Ltd.	6,367,201	6,738
*	CSBC Corp. Taiwan	10,609,257	6,680
[1]	M31 Technology Corp.	374,276	6,627
[1]	Tyntek Corp.	3,566,095	6,578
[1]	Raydium Semiconductor Corp.	874,000	6,526
[1]	Chong Hong Development Co. Ltd.	2,646,322	6,520
[1]	Fitipower Integrated Technology Inc.	1,345,121	6,519
[1]	Sinon Corp.	4,851,000	6,467
[1]	momo.com Inc.	1,174,153	6,340
[1]	Gemtek Technology Corp.	5,770,668	6,314
*,1	Intelligo Technology Inc.	464,000	6,306
	Tainan Spinning Co. Ltd.	15,737,940	6,303
	O-Bank Co. Ltd.	19,747,547	6,298
[1]	Cheng Loong Corp.	11,311,761	6,297
[1]	Chenming Electronic Technology Corp.	1,847,325	6,201
[1]	China Motor Corp.	3,602,222	6,187
[1]	Solomon Technology Corp.	1,619,000	6,187
*	Lumosa Therapeutics Co. Ltd.	1,279,354	6,165
*,1	Taiwan-Asia Semiconductor Corp.	5,068,266	6,126
[1]	Taiwan Semiconductor Co. Ltd.	3,014,342	6,112
	Grape King Bio Ltd.	1,718,683	6,110
[1]	Sakura Development Co. Ltd.	4,654,032	6,024
[1]	Weltrend Semiconductor	2,529,182	5,861
	Cathay Real Estate Development Co. Ltd.	7,962,505	5,857

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Stark Technology Inc.	1,282,000	5,803
[1]	Synmosa Biopharma Corp.	5,900,160	5,759
[1]	Clevo Co.	4,695,546	5,722
[1]	Thinking Electronic Industrial Co. Ltd.	1,018,000	5,686
	Formosa Taffeta Co. Ltd.	11,254,498	5,680
*,1	Medigen Vaccine Biologics Corp.	3,646,336	5,678
[1]	Zero One Technology Co. Ltd.	1,735,000	5,632
[1]	Cheng Uei Precision Industry Co. Ltd.	4,731,595	5,603
[1]	Ton Yi Industrial Corp.	9,975,324	5,536
[1]	Merida Industry Co. Ltd.	2,986,004	5,498
[1]	Hotai Finance Co. Ltd.	2,820,120	5,442
*,1	Hota Industrial Manufacturing Co. Ltd.	3,267,801	5,384
*	RDC Semiconductor Co. Ltd.	842,120	5,354
[1]	Universal Cement Corp.	5,922,240	5,327
[1]	Depo Auto Parts Ind Co. Ltd.	1,336,025	5,293
[1]	China Steel Chemical Corp.	2,132,245	5,273
*,1	Grand Pacific Petrochemical	13,573,951	5,271
[1]	Altek Corp.	4,066,710	5,245
*,1	Yieh Phui Enterprise Co. Ltd.	11,867,813	5,244
[1]	Evergreen International Storage & Transport Corp.	3,471,896	5,237
[1]	Standard Foods Corp.	5,722,849	5,235
	Pegavision Corp.	587,542	5,219
[1]	Chicony Power Technology Co. Ltd.	2,011,000	5,168
[1]	Formosa Sumco Technology Corp.	849,000	5,167
[1]	Ruentex Engineering & Construction Co.	1,028,000	5,093
*,1	Sunplus Technology Co. Ltd.	6,584,752	5,077
	TSRC Corp.	8,126,009	5,061
[1]	Taiwan Sakura Corp.	1,921,006	5,055
[1]	Brighton-Best International Taiwan Inc.	4,732,367	5,033
[1]	Fulgent Sun International Holding Co. Ltd.	2,029,102	5,000
[1]	Taiwan Paiho Ltd.	3,555,592	4,989
[1]	Run Long Construction Co. Ltd.	5,454,656	4,954
[1]	Promate Electronic Co. Ltd.	3,244,564	4,935
[1]	Kuo Toong International Co. Ltd.	3,059,809	4,899
	Kenda Rubber Industrial Co. Ltd.	8,912,097	4,868
[1]	Flytech Technology Co. Ltd.	1,406,785	4,846
[1]	ASROCK Inc.	640,000	4,846
[1]	Syncmold Enterprise Corp.	1,701,099	4,817
[1]	Formosa International Hotels Corp.	894,756	4,766
*,1	Apex International Co. Ltd.	2,832,042	4,751
[1]	JSL Construction & Development Co. Ltd.	2,758,568	4,737
[1]	Sincere Navigation Corp.	4,289,309	4,731
[1]	Kenmec Mechanical Engineering Co. Ltd.	2,638,363	4,706
[1]	UPI Semiconductor Corp.	865,000	4,704
[1]	Kindom Development Co. Ltd.	5,040,035	4,698
[1]	FocalTech Systems Co. Ltd.	2,906,403	4,659
[1]	TCI Co. Ltd.	1,233,788	4,643
[1]	YungShin Global Holding Corp.	2,627,898	4,609
	China Bills Finance Corp.	8,681,028	4,606
[1]	USI Corp.	10,061,641	4,573
*,1	Holtek Semiconductor Inc.	2,646,952	4,555
[1]	RichWave Technology Corp.	1,224,337	4,550
[1]	Channel Well Technology Co. Ltd.	2,557,000	4,538
	CMC Magnetics Corp.	14,021,253	4,530
[1]	Lian HWA Food Corp.	1,647,800	4,528
*,1	Fittech Co. Ltd.	929,810	4,521
[1]	Lingsen Precision Industries Ltd.	4,740,421	4,504
[1]	Motech Industries Inc.	5,109,988	4,459
[1]	Allied Supreme Corp.	622,000	4,430
[1]	Johnson Health Tech Co. Ltd.	1,139,092	4,417
*,1	Andes Technology Corp.	601,000	4,397
*,1	Taiwan Mask Corp.	2,927,141	4,388
	Topkey Corp.	919,000	4,346
*,1	Chun Yuan Steel Industry Co. Ltd.	5,493,000	4,300
*,1	Gigastorage Corp.	4,381,817	4,284
[1]	CyberPower Systems Inc.	715,000	4,258
[1]	Hu Lane Associate Inc.	1,245,991	4,247
*,1	TaiMed Biologics Inc.	2,712,263	4,244
[1]	Swancor Holding Co. Ltd.	1,132,426	4,220
[1]	Posiflex Technology Inc.	712,612	4,181

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Zyxel Group Corp.	3,720,952	4,163
[1]	Chief Telecom Inc.	381,800	4,144
[1]	ZillTek Technology Corp.	442,000	4,055
*	Foresee Pharmaceuticals Co. Ltd.	1,592,310	4,035
[1]	Hsin Kuang Steel Co. Ltd.	3,142,403	4,032
*,1	Egis Technology Inc.	1,025,582	4,023
*	International CSRC Investment Holdings Co.	11,477,159	3,905
[1]	Taiwan PCB Techvest Co. Ltd.	3,381,549	3,896
[1]	Kaimei Electronic Corp.	1,416,200	3,866
[1]	Ability Opto-Electronics Technology Co. Ltd.	1,119,703	3,862
[1]	UPC Technology Corp.	10,826,277	3,805
[1]	Genesys Logic Inc.	1,179,000	3,754
	Bank of Kaohsiung Co. Ltd.	10,022,200	3,753
[1]	Forcecon Tech Co. Ltd.	1,233,950	3,721
	Dimerco Express Corp.	1,491,843	3,678
*	Ritek Corp.	9,200,658	3,639
*,1	Phihong Technology Co. Ltd.	4,755,768	3,636
*,1	EirGenix Inc.	2,526,277	3,612
[1]	Cub Elecparts Inc.	942,100	3,607
[1]	Ho Tung Chemical Corp.	12,091,141	3,601
	Continental Holdings Corp.	5,442,000	3,567
[1]	Lai Yih Footwear Co. Ltd.	710,000	3,534
*,1	Career Technology MFG. Co. Ltd.	6,055,366	3,482
[1]	YC INOX Co. Ltd.	5,139,049	3,466
[1]	Actron Technology Corp.	792,577	3,450
*,1	China Man-Made Fiber Corp.	16,529,236	3,436
*,1	HD Renewable Energy Co. Ltd.	1,206,134	3,435
[1]	Alpha Networks Inc.	3,181,750	3,411
[1]	IEI Integration Corp.	1,549,669	3,401
	Kung Long Batteries Industrial Co. Ltd.	866,599	3,369
[1]	Infortrend Technology Inc.	2,595,873	3,331
*,1	CyberTAN Technology Inc.	4,173,006	3,324
[1]	Advanced Ceramic X Corp.	600,971	3,289
[1]	TA-I Technology Co. Ltd.	1,490,535	3,251
[1]	Delpha Construction Co. Ltd.	4,928,000	3,250
[1]	TaiDoc Technology Corp.	817,645	3,237
[1]	Adlink Technology Inc.	1,325,484	3,163
[1]	Xxentria Technology Materials Corp.	2,344,343	3,161
*,1	Oriental Union Chemical Corp.	7,666,474	3,156
[1]	Nantex Industry Co. Ltd.	3,718,409	3,147
*,1	Tong-Tai Machine & Tool Co. Ltd.	2,608,126	3,063
[1]	D-Link Corp.	6,872,584	3,043
	T3EX Global Holdings Corp.	1,389,000	2,942
[1]	Advanced International Multitech Co. Ltd.	1,572,115	2,933
*	Longchen Paper & Packaging Co. Ltd.	10,226,091	2,929
	Ambassador Hotel	2,214,000	2,928
[1]	Rechi Precision Co. Ltd.	4,010,896	2,909
[1]	Hung Sheng Construction Ltd.	4,719,107	2,842
[1]	Great Tree Pharmacy Co. Ltd.	1,152,650	2,825
*,1	Microbio Co. Ltd.	5,639,733	2,767
[1]	Amazing Microelectronic Corp.	1,112,526	2,749
[1]	Sampo Corp.	3,789,497	2,739
[1]	China General Plastics Corp.	5,741,597	2,701
[1]	Radium Life Tech Co. Ltd.	8,116,058	2,662
*,1	Lung Yen Life Service Corp.	1,898,221	2,652
[1]	Elitegroup Computer Systems Co. Ltd.	4,002,479	2,628
[1]	Sonix Technology Co. Ltd.	1,963,316	2,622
*,1	Adimmune Corp.	4,670,575	2,617
*,1	Taiwan TEA Corp.	7,217,399	2,576
[1]	FSP Technology Inc.	1,631,071	2,571
[1]	Gourmet Master Co. Ltd.	1,275,237	2,567
	Formosan Rubber Group Inc.	3,072,375	2,551
	Mercuries & Associates Holding Ltd.	5,839,111	2,535
[1]	Waffer Technology Corp.	1,831,294	2,532
[1]	Universal Vision Biotechnology Co. Ltd.	583,580	2,527
[1]	Firich Enterprises Co. Ltd.	3,544,652	2,518
[1]	Advancetek Enterprise Co. Ltd.	3,003,000	2,500
[1]	Asia Polymer Corp.	5,172,624	2,461
[1]	Namchow Holdings Co. Ltd.	2,197,971	2,439
[1]	China Metal Products	3,659,113	2,415

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Sunny Friend Environmental Technology Co. Ltd.	1,014,675	2,402
	Chlitina Holding Ltd.	692,231	2,332
[1]	TYC Brother Industrial Co. Ltd.	2,343,099	2,306
*	Polaris Group	4,166,244	2,303
[1]	PharmaEngine Inc.	1,321,477	2,301
[1]	Savior Lifetec Corp.	3,838,851	2,301
*,1	Chung Hwa Pulp Corp.	5,493,818	2,260
	Zeng Hsing Industrial Co. Ltd.	767,774	2,238
[1]	Darfon Electronics Corp.	2,597,164	2,201
	Bioteque Corp.	602,525	2,200
[1]	St. Shine Optical Co. Ltd.	653,727	2,152
[1]	Darwin Precisions Corp.	5,276,313	2,151
[1]	ScinoPharm Taiwan Ltd.	3,228,946	2,075
[1]	Gamania Digital Entertainment Co. Ltd.	1,656,424	2,072
	Panion & BF Biotech Inc.	957,163	2,065
[1]	Brogent Technologies Inc.	694,771	2,063
[1]	Soft-World International Corp.	667,372	2,056
	91APP Inc.	976,931	2,028
*,1	Taiwan Styrene Monomer	6,733,977	2,019
	Chia Hsin Cement Corp.	4,644,720	1,975
*	Lealea Enterprise Co. Ltd.	10,022,721	1,937
[1]	Speed Tech Corp.	1,665,638	1,930
	Sinyi Realty Inc.	2,944,300	1,862
[1]	Huang Hsiang Construction Corp.	1,554,932	1,843
[1]	KMC Kuei Meng International Inc.	719,000	1,840
[1]	Rich Development Co. Ltd.	7,889,885	1,832
	Wei Chuan Foods Corp.	4,560,709	1,802
[1]	Tung Thih Electronic Co. Ltd.	977,526	1,712
[1]	Yungshin Construction & Development Co. Ltd.	1,122,142	1,706
*,1	Federal Corp.	2,865,195	1,705
	Hong Pu Real Estate Development Co. Ltd.	2,502,931	1,704
[1]	AGV Products Corp.	5,439,983	1,703
*,1	Sensortek Technology Corp.	348,000	1,672
*	Medigen Biotechnology Corp.	1,500,797	1,566
*	First Steamship Co. Ltd.	9,797,441	1,555
[1]	CHC Healthcare Group	1,678,222	1,547
	KEE TAI Properties Co. Ltd.	5,005,988	1,545
[1]	Ultra Chip Inc.	1,008,000	1,540
	Taiyen Biotech Co. Ltd.	1,518,580	1,526
*,1	Kuo Yang Construction Co. Ltd.	2,670,000	1,497
	Cenra Inc.	1,477,883	1,480
*	Shining Building Business Co. Ltd.	5,641,769	1,479
[1]	Iron Force Industrial Co. Ltd.	520,907	1,446
[1]	China Electric Manufacturing Corp.	3,784,227	1,436
[1]	Shinfox Energy Co. Ltd.	1,966,723	1,418
[1]	Cyberlink Corp.	663,066	1,379
*	OBI Pharma Inc.	1,272,176	1,286
[1]	Rexon Industrial Corp. Ltd.	1,772,000	1,234
	Basso Industry Corp.	1,137,339	1,168
*,1	PChome Online Inc.	1,485,259	1,069
*	Li Peng Enterprise Co. Ltd.	1,739,714	275
*,2	Taiwan Land Development Corp.	448,935	—
*,2	Pharmally International Holding Co. Ltd.	868,039	—
			49,410,584
Thailand (0.4%)
	Delta Electronics Thailand PCL (Foreign)	41,947,610	410,921
	PTT PCL (Foreign)	179,662,765	194,364
	Advanced Info Service PCL (Foreign)	15,613,625	163,075
	Kasikornbank PCL (Foreign)	25,682,629	152,900
	Gulf Development PCL (Foreign)	65,299,719	115,734
	CP ALL PCL (Foreign)	78,996,300	105,637
	SCB X PCL (Foreign)	24,662,553	99,203
	PTT Exploration & Production PCL (Foreign)	19,274,917	91,515
	Bangkok Dusit Medical Services PCL (Foreign)	158,833,567	89,201
	Krung Thai Bank PCL (Foreign)	87,078,291	88,215
	Airports of Thailand PCL (Foreign)	55,447,564	87,643
	True Corp. PCL (Foreign)	179,213,036	75,409
	Siam Cement PCL (Foreign)	10,032,247	74,129
	Central Pattana PCL (Foreign)	36,553,211	69,895

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Bumrungrad Hospital PCL (Foreign)	8,409,943	46,601
	Bangkok Bank PCL (Foreign)	8,385,164	41,837
[1]	TMBThanachart Bank PCL (Foreign)	551,153,174	38,270
[1]	PTT Global Chemical PCL (Foreign)	31,056,481	37,756
	Minor International PCL (Foreign)	53,776,001	34,227
[1]	Charoen Pokphand Foods PCL (Foreign)	50,588,412	30,003
	Tisco Financial Group PCL (Foreign)	8,620,509	28,961
	Digital Telecommunications Infrastructure Fund	75,604,289	23,428
	Thai Oil PCL (Foreign)	15,774,849	23,327
	Central Retail Corp. PCL (Foreign)	39,029,322	22,007
[1]	Indorama Ventures PCL (Foreign)	27,046,883	21,419
	Kiatnakin Phatra Bank PCL (Foreign)	8,351,720	20,263
	Banpu PCL (Foreign)	111,524,312	20,218
	Thanachart Capital PCL (Foreign)	9,298,402	15,981
	WHA Corp. PCL (Foreign)	112,791,915	15,554
	Krungthai Card PCL (Foreign)	16,288,139	14,637
[1]	PTT Oil & Retail Business PCL (Foreign)	36,729,183	13,911
[1]	Bangkok Expressway & Metro PCL (Foreign)	84,786,386	13,821
	Bangchak Corp. PCL (Foreign)	12,305,350	13,513
[1]	Home Product Center PCL (Foreign)	68,633,661	12,802
	Thai Union Group PCL (Foreign)	36,170,460	12,785
[1]	Thaifoods Group PCL (Foreign)	41,288,105	12,660
[1]	Land & Houses PCL (Foreign)	106,558,488	11,786
[1]	KCE Electronics PCL (Foreign)	12,202,775	11,777
	3BB Internet Infrastructure Fund	55,322,054	11,733
	Ratch Group PCL (Foreign)	12,855,354	11,457
	SCG Packaging PCL (Foreign)	14,654,709	11,298
	TIDLOR Holdings PCL (Foreign)	20,975,319	10,983
	Com7 PCL (Foreign)	15,006,214	10,539
	CPN Retail Growth Leasehold REIT	28,134,988	10,522
[1]	CP Axtra PCL (Foreign)	23,022,488	10,421
[1]	Srisawad Corp. PCL (Foreign)	14,161,238	10,154
	Electricity Generating PCL (Foreign)	2,871,038	9,943
	Global Power Synergy PCL (Foreign)	9,085,176	9,739
	Thai Life Insurance PCL (Foreign)	28,704,500	9,277
	Osotspa PCL (Foreign)	20,087,083	9,203
[1]	IRPC PCL (Foreign)	139,524,624	9,112
[1]	Hana Microelectronics PCL (Foreign)	8,922,253	9,109
[1]	Muangthai Capital PCL (Foreign)	9,854,631	8,951
	AP Thailand PCL (Foreign)	33,663,270	8,906
[1]	Sansiri PCL (Foreign)	198,099,221	8,525
	Cal-Comp Electronics Thailand PCL (Foreign)	42,801,700	8,043
	WHA Premium Growth Freehold & Leasehold REIT	23,958,675	8,015
[1]	CH Karnchang PCL (Foreign)	15,103,748	7,876
[1]	Central Plaza Hotel PCL (Foreign)	8,136,352	7,755
*	BTS Group Holdings PCL (Foreign)	119,828,134	7,667
[1]	Supalai PCL (Foreign)	15,359,263	7,646
[1]	Asset World Corp. PCL (Foreign)	111,625,398	7,225
[1]	Amata Corp. PCL (Foreign)	10,230,975	6,492
[1]	Sri Trang Agro-Industry PCL (Foreign)	11,782,971	6,438
	Betagro PCL (Foreign)	9,263,400	6,397
	Thailand Future Fund	31,039,989	6,229
*,1	Energy Absolute PCL (Foreign)	73,664,688	5,999
[1]	Carabao Group PCL (Foreign)	5,130,506	5,721
*,1	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	5,562
	TTW PCL (Foreign)	19,415,031	5,507
	Mega Lifesciences PCL (Foreign)	4,817,756	5,292
	Star Petroleum Refining PCL (Foreign)	23,213,832	5,247
[1]	Siam Global House PCL (Foreign)	24,199,496	4,959
	MBK PCL (Foreign)	9,251,938	4,836
	Berli Jucker PCL (Foreign)	11,115,128	4,819
	Bangkok Life Assurance PCL NVDR	7,657,931	4,682
[1]	Sri Trang Gloves Thailand PCL (Foreign)	14,480,596	4,568
	Gunkul Engineering PCL (Foreign)	50,569,895	4,544
	Thai Vegetable Oil PCL (Foreign)	5,989,002	4,539
[1]	Stecon Group PCL (Foreign)	12,275,801	4,533
[1]	Bangkok Chain Hospital PCL (Foreign)	15,486,130	4,422
	B Grimm Power PCL (Foreign)	11,113,952	4,416
[1]	I-TAIL Corp. PCL (Foreign)	8,250,800	4,310
	Bangkok Airways PCL (Foreign)	10,359,993	4,298

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tipco Asphalt PCL (Foreign)	9,400,267	3,899
	Quality Houses PCL (Foreign)	93,579,943	3,882
[1]	BCPG PCL (Foreign)	17,588,674	3,814
	VGI PCL (Foreign)	134,592,250	3,607
	AEON Thana Sinsap Thailand PCL (Foreign)	1,197,968	3,483
*,1	Jasmine Technology Solution PCL (Foreign)	2,574,301	3,301
[1]	Dhipaya Group Holdings PCL (Foreign)	5,040,272	3,214
[1]	Plan B Media PCL (Foreign)	23,896,555	3,176
	Thonburi Healthcare Group PCL (Foreign)	12,294,057	3,155
	Thoresen Thai Agencies PCL (Foreign)	19,284,391	2,947
[1]	Chularat Hospital PCL (Foreign)	65,481,152	2,873
	PTG Energy PCL (Foreign)	11,321,077	2,838
	Bangkok Life Assurance PCL (Foreign)	4,576,915	2,798
*,1	Thaicom PCL (Foreign)	7,422,078	2,644
[1]	TOA Paint Thailand PCL (Foreign)	6,522,860	2,602
	Siam City Cement PCL (Foreign)	592,543	2,537
[1]	JMT Network Services PCL (Foreign)	7,554,817	2,280
	Precious Shipping PCL (Foreign)	10,346,197	2,156
	MK Restaurants Group PCL (Foreign)	3,321,140	1,938
	TPI Polene Power PCL (Foreign)	31,531,012	1,861
	Bangkok Land PCL (Foreign)	134,107,241	1,773
[1]	GFPT PCL (Foreign)	6,273,595	1,767
[1]	Dohome PCL (Foreign)	16,691,700	1,728
	CK Power PCL (Foreign)	24,072,519	1,717
*,1	Jasmine International PCL (Foreign)	48,238,818	1,675
*	SKY ICT PCL (Foreign)	4,449,097	1,629
	Jaymart Group Holdings PCL (Foreign)	7,129,687	1,549
	SPCG PCL (Foreign)	5,675,234	1,542
	Pruksa Real Estate PCL (Foreign)	7,721,100	407
			2,766,086
Turkiye (0.3%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	17,263,021	160,750
[1]	BIM Birlesik Magazalar A/S	6,275,043	103,090
	Turkiye Petrol Rafinerileri A/S	13,316,369	80,055
*,1	Destek Finans Faktoring A/S	1,215,794	73,872
	Akbank TAS	44,942,100	72,786
	KOC Holding A/S	16,116,993	72,164
[1]	Turk Hava Yollari AO	7,990,995	54,407
[1]	Turkcell Iletisim Hizmetleri A/S	17,256,977	42,907
[1]	Haci Omer Sabanci Holding A/S	19,913,063	42,142
[1]	Eregli Demir ve Celik Fabrikalari TAS	51,399,807	39,978
*	Yapi ve Kredi Bankasi A/S	47,969,896	39,326
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	6,250,914	39,283
	Turkiye Is Bankasi A/S Class C	120,700,853	38,319
[1]	Enka Insaat ve Sanayi A/S	12,967,762	30,066
[1]	Turkiye Garanti Bankasi A/S	8,600,543	25,464
	Katilimevim Tasarruf Finansman A/S	9,523,963	24,293
[1]	Ford Otomotiv Sanayi A/S	10,376,240	22,526
[1]	Coca-Cola Icecek A/S	11,844,887	19,692
[1]	Turkiye Sise ve Cam Fabrikalari A/S	18,149,638	19,253
[1]	Migros Ticaret A/S	1,308,733	18,609
*,1	TAV Havalimanlari Holding A/S	2,567,579	15,842
*	Tera Yatirim Menkul Degerler A/S	2,765,212	14,741
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	10,364,909	14,700
	Yeni Gimat Gayrimenkul Ortakligi A/S	2,712,753	14,439
*	Isiklar Enerji ve Yapi Holding A/S	6,551,773	14,335
*,1	Pasifik Eurasia Lojistik Dis Ticaret A/S	4,857,676	14,195
*,1	Pegasus Hava Tasimaciligi A/S	3,383,988	13,512
*,1	Sasa Polyester Sanayi A/S	191,272,789	13,325
*,3	MLP Saglik Hizmetleri A/S	1,309,373	12,890
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,809,325	12,685
*	Tera Yatirim Teknoloji Holding A/S	21,331,296	12,375
*,1	Gubre Fabrikalari TAS	1,051,812	12,354
	AG Anadolu Grubu Holding A/S	17,476,586	12,120
[1]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	28,060,750	11,805
[1]	Tofas Turk Otomobil Fabrikasi A/S	1,763,267	11,514
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,822,724	10,962
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	411,157	10,359
*,1	Kuyumcukent Gayrimenkul Yatirimlari A/S	5,545,256	10,181

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LDR Turizm A/S	3,741,837	9,794
*,1	Turk Telekomunikasyon A/S	6,887,743	9,482
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	271,882	9,384
*,1	Petkim Petrokimya Holding A/S	17,150,142	9,082
[3]	Enerjisa Enerji A/S	3,337,155	9,082
*,1	Turk Altin Isletmeleri A/S	9,477,644	8,677
	Turkiye Sigorta A/S	27,459,225	8,560
*,1	Arcelik A/S	3,266,033	8,094
*,1	Turkiye Vakiflar Bankasi TAO	11,396,011	7,998
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	8,150,709	7,827
[1]	Ulker Biskuvi Sanayi A/S	2,765,325	7,588
*,1	Turkiye Halk Bankasi A/S	8,990,581	7,552
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	16,936,218	7,496
*,1	TR Anadolu Metal Madencilik Isletmeleri A/S	2,717,320	7,145
[1]	Oyak Cimento Fabrikalari A/S	13,429,311	7,055
*	Peker Gayrimenkul Yatirim Ortakligi A/S	19,394,318	6,997
	Enerya Enerji A/S	35,182,977	6,944
	Is Yatirim Menkul Degerler A/S	7,360,215	6,896
*	Aksa Enerji Uretim A/S Class B	3,665,540	6,679
	Anadolu Anonim Turk Sigorta Sirketi	10,265,482	6,566
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	11,179,374	6,547
*	Ral Yatirim Holding A/S	858,936	6,382
[1]	Cimsa Cimento Sanayi ve Ticaret A/S	4,906,283	6,268
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	12,742,886	6,162
*	Baticim Bati Anadolu Cimento Sanayii A/S	43,665,647	6,014
	Global Yatirim Holding A/S	17,326,689	5,865
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	8,660,679	5,799
	Aygaz A/S	903,179	5,754
	Dogan Sirketler Grubu Holding A/S	11,206,223	5,640
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	9,131,624	5,567
[1]	Tekfen Holding A/S	1,747,704	5,507
*	BatiSoke Soke Cimento Sanayii TAS	5,963,452	5,059
*,1	Alarko Holding A/S	2,374,954	5,037
	Sekerbank Turk A/S	18,053,886	4,905
*	Lydia Holding A/S	1,125,043	4,888
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	6,183,287	4,881
*,1	Sok Marketler Ticaret A/S	4,306,709	4,859
[1]	Dogus Otomotiv Servis ve Ticaret A/S	1,214,807	4,854
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,213,608	4,802
	Aksa Akrilik Kimya Sanayii A/S	19,636,228	4,605
	Nuh Cimento Sanayi A/S	836,963	4,591
	Turkiye Sinai Kalkinma Bankasi A/S	17,561,766	4,512
	Lila Kagit Sanayi ve Ticaret A/S	5,785,667	4,487
	Borusan Yatirim ve Pazarlama A/S	94,619	4,411
*,1	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	363,952	4,407
	TAB Gida Sanayi ve Ticaret A/S	725,208	4,318
*	Otokar Otomotiv ve Savunma Sanayi A/S	505,117	4,279
	Altinkilic Gida ve Sut Sanayi Ticaret A/S	538,315	4,247
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	3,586,921	4,166
*,1	Hektas Ticaret TAS	52,553,706	4,001
*,1	Can2 Termik A/S	99,041,891	3,919
*	Kiler Holding A/S	1,637,925	3,714
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1,956,367	3,709
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	17,462,655	3,584
*,1	MIA Teknoloji A/S	4,043,615	3,578
*	Turk Traktor ve Ziraat Makineleri A/S	359,864	3,539
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,524,878	3,502
[1]	Kontrolmatik Enerji ve Muhendislik A/S	14,894,169	3,447
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	9,597	3,409
	Albaraka Turk Katilim Bankasi A/S	18,295,621	3,402
*	Investco Holding A/S	273,330	3,366
*	Izmir Firca Sanayi ve Ticaret A/S	2,216,617	3,365
	AKIS Gayrimenkul Yatirimi A/S	16,880,612	3,349
*	Bera Holding A/S	8,820,343	3,331
*	Grainturk Tarim A/S	571,853	3,257
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	3,890,387	3,164
*	Izdemir Enerji Elektrik Uretim A/S	13,053,765	3,092
	Logo Yazilim Sanayi ve Ticaret A/S	889,826	2,832
	Is Gayrimenkul Yatirim Ortakligi A/S	6,242,758	2,804
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	418,960	2,770

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Akcansa Cimento A/S	582,443	2,756
*,1	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	18,094,999	2,750
	Agesa Hayat ve Emeklilik A/S	505,399	2,700
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	33,018,874	2,678
	Pasifik Gayrimenkul Yatirim Ortakligi	39,084,277	2,594
	Ronesans Gayrimenkul Yatirim A/S Class B	628,310	2,579
*	Fenerbahce Futbol A/S	37,107,975	2,571
*	DAP Gayrimenkul Gelistirme A/S Class C	10,935,114	2,550
	Anadolu Hayat Emeklilik A/S	1,015,456	2,493
*	YEO Teknoloji Enerji ve Endustri A/S	1,986,116	2,452
*,1	TR Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,202,372	2,441
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,207,202	2,440
*	Karel Elektronik Sanayi ve Ticaret A/S	9,122,454	2,390
*	Akfen Yenilenebilir Enerji A/S	4,764,579	2,351
*	EGE Endustri ve Ticaret A/S	16,388	2,302
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	2,281
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	538,284	2,258
	Iskenderun Demir ve Celik A/S	1,996,079	2,141
	Efor Yatirim Sanayi Ticaret A/S	8,279,350	2,123
*	Biotrend Cevre ve Enerji Yatirimlari A/S	4,663,987	2,079
*	BMS Birlesik Metal Sanayi ve Ticaret A/S	1,024,921	2,045
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,535,886	1,987
	Escar Turizm Tasimacilik Ticaret A/S	1,705,313	1,972
*	Pasifik Teknoloji A/S	4,057,848	1,939
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	15,829,930	1,934
*	Blume Metal Chemical ASA	2,193,428	1,932
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,702,283	1,921
*	Tukas Gida Sanayi ve Ticaret A/S	33,743,397	1,914
*,1	Zorlu Enerji Elektrik Uretim A/S	26,607,682	1,802
*	Altinay Savunma Teknolojileri A/S	5,080,893	1,800
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,849,225	1,793
	Kocaer Celik Sanayi ve Ticaret A/S	6,876,886	1,790
*	NET Holding A/S	2,106,029	1,789
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	5,555,238	1,759
*	Is Finansal Kiralama A/S	3,871,593	1,715
*	Kayseri Seker Fabrikasi A/S	16,337,672	1,714
*	Qua Granite Hayal	19,842,867	1,632
	Galata Wind Enerji A/S	2,414,520	1,616
*	Adese Gayrimenkul Yatirim A/S	67,312,455	1,616
*	Oyak Yatirim Menkul Degerler A/S	1,279,400	1,610
	Bursa Cimento Fabrikasi A/S	10,863,079	1,473
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,992,124	1,467
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,790,839	1,451
*	Politeknik Metal Sanayi ve Ticaret A/S	12,075	1,432
*	Polisan Holding A/S	2,971,447	1,397
*	Izmir Demir Celik Sanayi A/S	8,911,029	1,388
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,497,200	1,369
	Celebi Hava Servisi A/S	34,646	1,367
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,344
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	2,163,121	1,332
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,206,753	1,330
*	Aksigorta A/S	8,479,628	1,313
	Ebebek Magazacilik A/S Class B	818,649	1,304
*	Reeder Teknoloji Sanayi ve Ticaret A/S	7,669,459	1,295
	SUN Tekstil Sanayi ve Ticaret A/S	1,566,629	1,238
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	152,024	1,231
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	7,242,423	1,225
*	Aydem Yenilenebilir Enerji A/S	1,902,238	1,221
*	Tumosan Motor ve Traktor Sanayi A/S	518,513	1,167
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,161
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	2,505,375	1,144
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	608,681	1,138
*	Marmara Holding A/S	17,643,168	1,132
*	Hitit Bilgisayar Hizmetleri A/S	1,205,016	1,129
*	Kervan Gida Sanayi ve Ticaret A/S Class B	15,509,152	1,070
*	Konya Cimento Sanayii A/S	11,528	1,067
*	Kordsa Teknik Tekstil A/S	731,090	1,061
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	3,121,906	1,037
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	1,022
	Suwen Tekstil Sanayi Pazarlama A/S	5,007,439	953

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	492,041	915
*	Tat Gida Sanayi A/S	2,289,588	911
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	902
*	Bagfas Bandirma Gubre Fabrikalari A/S	1,198,558	898
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	6,237,166	748
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	10,815,876	737
*	Imas Makina Sanayi A/S	8,946,079	731
*	Esenboga Elektrik Uretim A/S	8,768,614	727
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	19,765,743	726
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,574,198	721
	Visne Madencilik Uretim Sanayi ve Ticaret A/S	348,118	664
			1,761,308
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	64,827,775	310,139
	Emaar Properties PJSC	91,097,717	293,335
	Emirates Telecommunications Group Co. PJSC	50,981,018	258,203
	Emirates NBD Bank PJSC	26,516,867	209,506
	Abu Dhabi Commercial Bank PJSC	46,194,412	173,667
	Abu Dhabi Islamic Bank PJSC	21,324,456	127,337
	Aldar Properties PJSC	55,797,694	117,348
	Dubai Electricity & Water Authority PJSC	131,975,589	95,238
	Adnoc Gas plc	101,085,047	92,739
*	Two Point Zero Group PJSC	152,080,516	84,782
	Dubai Islamic Bank PJSC	42,421,553	82,562
	ADNOC Drilling Co. PJSC	38,508,413	59,342
	Emaar Development PJSC	12,223,718	48,566
	Air Arabia PJSC	33,635,466	45,327
	Abu Dhabi National Oil Co. for Distribution PJSC	42,017,826	41,991
	Salik Co. PJSC	27,341,457	41,718
	ADNOC Logistics & Services	23,937,463	38,243
*	Dubai Investments PJSC	30,480,127	33,671
	Agility Global plc	80,603,459	32,914
*	Modon Holding PSC	37,995,198	30,347
	Borouge plc	44,045,847	30,345
	GFH Financial Group BSC	40,271,697	23,914
	Americana Restaurants International plc - Foreign Co. (XADS)	38,355,489	20,773
	Dana Gas PJSC	81,669,088	20,009
*,2	Gulf Navigation Holding PJSC	24,164,241	17,822
	Fertiglobe plc	16,858,381	17,166
	NMDC Group PJSC	3,273,312	17,074
	Talabat Holding plc	68,906,017	16,757
	Parkin Co. PJSC	10,927,829	15,498
*	Abu Dhabi Ports Co. PJSC	12,658,329	14,969
	Lulu Retail Holdings plc	45,304,952	12,843
*	Apex Investment Co. PSC	14,500,008	12,700
	Emirates Central Cooling Systems Corp.	29,617,475	12,508
	Abu Dhabi National Hotels	122,669,420	12,368
	Sharjah Islamic Bank	14,719,184	11,859
*	Presight AI Holding plc	11,071,044	9,450
	Dubai Financial Market PJSC	23,637,840	9,193
*	Phoenix Group plc	38,374,513	7,910
	Amanat Holdings PJSC	19,560,101	6,813
	Ajman Bank PJSC	16,302,540	6,384
*	RAK Properties PJSC	21,442,754	6,251
*	Space42 plc	14,638,952	5,990
	Agthia Group PJSC	4,697,265	4,768
	Americana Restaurants International plc - Foreign Co.	3,380,476	1,844
	GFH Financial Group BSC (XKUW)	2,808,450	1,783
*	Ghitha Holding PJSC	308,259	917
*,2	Arabtec Holding PJSC	11,126,461	—
			2,534,883
United Kingdom (8.4%)
	HSBC Holdings plc	251,385,138	4,625,443
	AstraZeneca plc	21,943,887	4,163,246
	Shell plc	83,304,686	3,787,598
	Rolls-Royce Holdings plc	124,157,326	1,997,885
	Unilever plc	31,390,287	1,830,529
	BP plc	229,514,879	1,816,802
	British American Tobacco plc	30,811,039	1,814,611

Total International Stock Index Fund
		Shares	Market Value• ($000)
	GSK plc	58,491,888	1,533,510
	Rio Tinto plc	15,132,946	1,524,441
	National Grid plc	72,417,931	1,296,323
	BAE Systems plc	44,009,165	1,224,052
	Barclays plc	203,650,866	1,197,043
	Glencore plc	153,835,201	1,195,582
	Lloyds Banking Group plc	866,035,707	1,177,205
	RELX plc	26,626,011	970,954
	NatWest Group plc	116,972,040	932,955
	London Stock Exchange Group plc	7,104,826	921,899
	Anglo American plc	15,576,613	770,808
	Compass Group plc	24,818,714	701,303
	Standard Chartered plc	26,426,283	672,941
	Diageo plc	32,576,590	658,679
	SSE plc	17,628,784	631,188
	Reckitt Benckiser Group plc	9,576,098	609,314
	Haleon plc	130,246,388	601,461
	Tesco plc	91,106,551	596,844
	Prudential plc	37,143,570	559,737
	3i Group plc	14,518,085	504,906
	Experian plc	13,414,278	490,816
	Sunbelt Rentals Holdings Inc.	6,063,524	455,759
	Vodafone Group plc	267,245,412	425,227
	Imperial Brands plc	10,894,904	413,927
	Aviva plc	44,389,126	376,476
	Halma plc	5,476,052	329,536
	InterContinental Hotels Group plc	2,096,036	299,694
	Next plc	1,680,435	296,577
	Coca-Cola Europacific Partners plc	3,060,229	291,157
	Legal & General Group plc	81,906,973	281,082
	Rentokil Initial plc	36,702,180	247,437
	BT Group plc	82,245,714	241,789
	Antofagasta plc	4,974,866	241,270
	United Utilities Group plc	10,671,950	211,648
	Informa plc	18,914,351	204,504
	Centrica plc	67,599,845	197,442
	Smith & Nephew plc	12,421,545	192,209
	Segro plc	19,821,639	187,750
	Diploma plc	1,967,786	186,230
	Endeavour Mining plc	2,945,453	177,778
	Severn Trent plc	3,876,514	172,326
	Coca-Cola HBC AG	2,928,022	170,788
	Admiral Group plc	3,660,382	168,182
	Sage Group plc	13,747,820	163,965
	International Consolidated Airlines Group SA	32,221,045	163,012
	Smiths Group plc	4,651,275	160,588
*	Wise plc Class A	10,919,522	156,164
	Bunzl plc	4,704,111	155,076
	Beazley plc	8,527,698	148,121
	Intertek Group plc	2,240,283	144,315
	Weir Group plc	3,804,218	137,885
	Pearson plc	9,298,056	137,211
	IMI plc	3,576,515	136,223
	Marks & Spencer Group plc	29,896,272	134,502
	M&G plc	31,358,178	128,881
	Games Workshop Group plc	483,391	128,208
	St. James's Place plc	7,464,080	123,246
	Melrose Industries plc	18,305,894	120,128
	Fresnillo plc	2,702,708	119,343
	Standard Life plc	10,987,951	113,045
	J Sainsbury plc	24,697,339	110,359
	Associated British Foods plc	4,244,020	105,683
	Spirax Group plc	1,075,136	104,930
	ICG plc	4,160,167	102,568
	Hiscox Ltd.	4,789,470	100,781
	Kingfisher plc	25,222,052	99,181
	IG Group Holdings plc	4,786,154	97,806
[1]	DCC plc	1,254,251	94,537
	Land Securities Group plc	11,010,789	88,596
	LondonMetric Property plc	33,002,914	84,952

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Schroders plc	10,725,109	84,449
	Howden Joinery Group plc	7,930,541	83,670
[3]	Autotrader Group plc	12,392,952	83,366
*	Burberry Group plc	5,218,891	82,814
[3]	Convatec Group plc	28,439,455	81,559
	Balfour Beatty plc	7,266,461	80,744
	Croda International plc	2,038,578	79,069
	British Land Co. plc	14,649,469	77,517
	Whitbread plc	2,508,450	76,252
	Aberdeen Group plc	26,317,785	74,376
	Lion Finance Group plc	493,122	73,902
	Investec plc	8,544,476	73,454
	Tritax Big Box REIT plc	35,482,005	72,830
	Barratt Redrow plc	19,838,205	67,564
	Persimmon plc	4,633,750	66,816
	Rightmove plc	11,266,136	66,476
	Johnson Matthey plc	2,349,363	66,356
	Mondi plc	6,394,770	66,067
	Entain plc	8,756,741	64,633
	Zegona Communications plc	2,630,563	62,799
	Drax Group plc	5,079,973	61,121
	Plus500 Ltd.	998,856	60,674
*	Berkeley Group Holdings plc	1,349,343	58,750
	Man Group plc	16,879,519	58,325
	WPP plc	15,835,758	57,334
	ITV plc	52,081,740	56,672
	RS Group plc	6,858,095	56,335
	Serco Group plc	14,494,058	55,635
	Pan African Resources plc	29,125,806	55,619
	Babcock International Group plc	3,678,761	55,422
	Taylor Wimpey plc	52,203,340	55,221
	Cranswick plc	747,074	54,689
	Inchcape plc	4,568,375	51,542
	Pennon Group plc	6,856,666	51,290
	Carnival plc	1,914,822	50,795
	Rotork plc	11,991,821	50,407
[3]	Airtel Africa plc	9,998,426	48,289
[3]	Quilter plc	19,233,501	48,028
	TP ICAP Group plc	10,946,912	47,047
	Primary Health Properties plc	36,412,251	46,326
	UNITE Group plc	6,893,076	43,439
	TBC Bank Group plc	653,785	43,289
	Bellway plc	1,660,776	43,067
	Hikma Pharmaceuticals plc	2,231,944	42,436
[3]	JTC plc	2,359,232	42,197
	QinetiQ Group plc	6,853,591	41,533
	Computacenter plc	813,283	41,177
	Mitie Group plc	17,196,155	40,776
	Hill & Smith plc	1,143,352	40,205
	Morgan Sindall Group plc	619,705	39,627
	Hochschild Mining plc	4,611,178	39,368
	Shaftesbury Capital plc	21,061,760	38,396
	Derwent London plc	1,611,451	37,703
	OSB Group plc	5,237,067	37,648
	Harbour Energy plc	9,096,005	36,174
	Softcat plc	1,866,166	35,039
*	Helios Towers plc	12,444,606	33,901
[1]	B&M European Value Retail plc	14,593,730	33,347
	Hammerson plc	7,356,256	33,021
	Big Yellow Group plc	2,681,116	32,935
	AJ Bell plc	4,654,341	32,661
	JD Sports Fashion plc	35,292,909	32,399
	Renishaw plc	492,094	31,697
	Oxford Instruments plc	801,968	31,310
	Canal+ SA	9,982,528	31,101
	Greencore Group plc	9,044,184	31,027
	Coats Group plc	27,195,593	30,848
	Genus plc	955,631	30,421
	Grafton Group plc	2,506,514	29,999
	Keller Group plc	986,226	29,978

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Greggs plc	1,411,697	29,207
	Sirius Real Estate Ltd.	21,358,188	29,063
	Safestore Holdings plc	3,072,958	28,091
	Paragon Banking Group plc	2,756,835	28,077
	International Workplace Group plc	11,083,008	27,900
	Lancashire Holdings Ltd.	3,494,722	27,295
	Chemring Group plc	3,846,128	27,269
	Clarkson plc	399,475	26,266
	Tate & Lyle plc	5,249,992	26,203
	easyJet plc	5,394,052	25,818
[3]	Bridgepoint Group plc	7,499,156	25,455
	Currys plc	14,795,969	25,190
	Premier Foods plc	9,337,203	25,027
	SSP Group plc	11,521,929	24,932
[1]	Energean plc	1,940,964	23,535
*,1	Ocado Group plc	8,669,041	23,440
	Bodycote plc	2,516,034	23,366
	Great Portland Estates plc	5,524,419	23,288
	Volution Group plc	2,751,823	23,077
	Grainger plc	10,331,160	22,564
	Senior plc	5,761,830	22,448
*,3	Watches of Switzerland Group plc	3,197,865	22,382
	Rathbones Group plc	821,928	21,966
	Savills plc	1,895,337	21,378
	Travis Perkins plc	3,003,028	21,321
*	Vistry Group plc	4,703,420	20,992
	4imprint Group plc	397,424	19,703
	Supermarket Income REIT plc	16,923,053	19,320
*,3	Trainline plc	5,852,657	18,760
*,3	Trustpilot Group plc	5,300,983	18,636
	Dunelm Group plc	1,821,257	18,622
	Ashmore Group plc	6,449,791	18,250
	Firstgroup plc	7,961,519	17,639
	MONY Group plc	7,059,994	17,151
	Zigup plc	3,132,984	17,144
	Baltic Classifieds Group plc	6,484,862	17,102
	Breedon Group plc	4,069,516	16,987
	Elementis plc	8,233,042	16,571
	Vesuvius plc	2,743,559	16,528
	Telecom Plus plc	1,034,080	16,527
*	Molten Ventures plc	2,120,400	16,198
	Pets at Home Group plc	6,557,275	16,116
	IntegraFin Holdings plc	3,593,928	15,894
	Playtech plc	3,068,596	15,199
[1]	Domino's Pizza Group plc	5,185,917	13,693
[1]	Bytes Technology Group plc	3,178,761	13,149
*	Close Brothers Group plc	2,164,648	13,040
	Kainos Group plc	1,146,266	12,970
	Moonpig Group plc	4,447,053	12,900
*	Frasers Group plc	1,447,152	12,891
	WH Smith plc	1,810,252	12,717
	Jupiter Fund Management plc	6,100,656	12,599
	Genuit Group plc	3,547,424	12,503
*	Mitchells & Butlers plc	3,595,786	12,223
	Morgan Advanced Materials plc	4,011,144	11,927
	Ithaca Energy plc	3,208,190	11,738
	AG Barr plc	1,297,219	11,361
	Ninety One plc	3,673,356	10,780
*	IP Group plc	12,927,951	10,665
	Hays plc	22,741,913	10,300
[1]	Victrex plc	1,218,601	9,995
*,1	Oxford Nanopore Technologies plc	6,230,868	9,518
[1]	J D Wetherspoon plc	1,109,552	8,885
	RHI Magnesita NV	244,430	8,874
	Workspace Group plc	1,920,085	8,822
	Wickes Group plc	3,243,340	8,815
[1]	C&C Group plc	5,445,907	8,744
[3]	Spire Healthcare Group plc	3,876,325	8,583
	Hilton Food Group plc	1,149,595	8,435
	Pagegroup plc	4,486,212	8,179

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Picton Property Income Ltd.	7,601,027	7,999
*,1	Raspberry PI Holdings plc	924,073	7,853
[3]	Ibstock plc	5,576,760	7,768
[3]	CMC Markets plc	1,465,366	7,366
[1]	Dr. Martens plc	7,970,190	6,729
[1]	NCC Group plc	4,068,117	6,613
	Future plc	1,407,859	6,433
	Marshalls plc	3,284,344	5,826
	Goodwin plc	35,687	5,553
*	AO World plc	4,252,716	5,080
*,1	THG plc	10,497,439	4,451
	Rank Group plc	2,635,434	3,423
	Crest Nicholson Holdings plc	3,273,892	2,939
*,1,3	Aston Martin Lagonda Global Holdings plc	4,292,913	2,391
*	Home REIT plc	4,815,209	649
	RHI Magnesita NV (XLON)	6,725	243
*,1,2	NMC Health plc	1,316,787	—
*,2	Intu Properties plc	14,406,415	—
*,2	Evraz plc	7,417,198	—
			52,910,641
Total Common Stocks (Cost $369,094,726)			617,235,424
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	11,756,500	1,268,925
	Itau Unibanco Holding SA Preference Shares	78,686,506	686,310
	Petroleo Brasileiro SA - Petrobras Preference Shares	66,368,708	657,817
	Volkswagen AG Preference Shares	3,024,181	306,677
	Banco Bradesco SA Preference Shares	75,673,778	295,250
	Itausa SA Preference Shares	85,253,313	239,656
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	2,069,187	190,302
	Henkel AG & Co. KGaA Preference Shares	2,289,876	166,630
	Hyundai Motor Co. Preference Shares (XKRX)	501,970	84,624
	Gerdau SA Preference Shares	18,265,134	83,399
	Bayerische Motoren Werke AG Preference Shares	792,405	72,307
*	Axia Energia SA Preference Shares Class C	5,574,308	67,487
	Grupo Cibest SA Preference Shares	3,698,226	63,485
	Hyundai Motor Co. Preference Shares	318,630	53,864
	FUCHS SE Preference Shares	992,944	46,774
	Cia Energetica de Minas Gerais Preference Shares	18,267,971	46,262
	Axia Energia SA Preference Shares Class B	3,202,528	44,399
	Grifols SA Preference Shares Class B	3,709,673	30,806
	Embotelladora Andina SA Preference Shares Class B	6,050,099	28,202
	Mirae Asset Securities Co. Ltd. Preference Shares	1,912,725	25,439
	Metalurgica Gerdau SA Preference Shares	12,174,919	24,415
	Isa Energia Brasil SA Preference Shares	4,016,697	23,937
	Grupo de Inversiones Suramericana SA Preference Shares	2,018,683	22,459
	Bradespar SA Preference Shares	3,549,813	16,445
	Sixt SE Preference Shares	227,365	15,628
	LG Chem Ltd. Preference Shares	111,487	14,146
	Marcopolo SA Preference Shares	10,596,578	13,867
	Draegerwerk AG & Co. KGaA Preference Shares	125,134	13,224
	Doosan Co. Ltd. Preference Shares	27,269	12,115
	KSB SE & Co. KGaA Preference Shares	9,971	11,161
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,572,595	11,003
	LG Electronics Inc. Preference Shares	251,139	10,283
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,942	9,814
	Unipar Carbocloro SA Preference Shares Class B	759,982	9,614
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,849,074	8,987
	Korea Investment Holdings Co. Ltd. Preference Shares	63,911	7,466
	Alpargatas SA Preference Shares	2,994,450	7,269
	Hanwha Corp. Preference Shares	197,411	6,629
	Banco ABC Brasil SA Preference Shares	1,308,882	6,624
*,1	Samsung SDI Co. Ltd. Preference Shares	21,381	5,120
	Daishin Securities Co. Ltd. Preference Shares	298,023	4,784
	Localiza Rent a Car SA Preference Shares	487,488	4,345
	Amorepacific Corp. Preference Shares	131,385	4,320
*	Braskem SA Preference Shares Class A	2,277,183	4,208
	Corem Property Group AB Preference Shares	156,888	4,114
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	3,290

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes Preference Shares	721,012	3,107
	Axia Energia SA Preference Shares ADR	197,501	2,745
	Randoncorp SA Preference Shares	2,467,111	2,646
	LG H&H Co. Ltd. Preference Shares	30,904	2,384
*	Axia Energia SA Preference Shares Class C ADR	191,956	2,313
*	Raizen SA Preference Shares	17,067,554	1,620
	CJ CheilJedang Corp. Preference Shares	16,845	1,582
*	TVS Motor Co. Ltd., 6.000%, 9/1/2026	6,329,501	680
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	11,017	556
	Klabin SA Preference Shares	3	—
Total Preferred Stocks (Cost $2,941,782)			4,751,515
Rights (0.0%)
*	SKC Co. Ltd. Exp. 5/15/2026	93,166	2,965
*	Sharjah Islamic Bank Exp. 5/8/2026	4,683,786	511
*,2	Greencore Group plc Share Incentive Plan CVR Exp. 6/30/2026	2,423,344	69
*	FII BTLG Exp. 5/13/2026	201,529	11
*,2	Taiwan Cogeneration Corp. Exp. 5/11/2026	740,953	—
*	Fii UBS Br Receb Imob Exp. 10/19/2026	66,995	—
*,2	Wafer Works Corp. Exp. 5/28/2026	219,300	—
*,2	Parque Arauco SA Exp. 6/2/2026	821,005	—
*,2	Ability Opto-Electronics Technology Co. Ltd. Exp. 5/22/2026	31,442	—
Total Rights (Cost $—)			3,556
Warrants (0.0%)
*,1,2	Webuild SpA Exp. 8/31/2030	374,482	379
*	Berjaya Corp. Bhd. Exp. 1/6/2031	5,504,550	69
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	2,634,201	13
*	VGI PCL Exp. 5/23/2027	16,082,270	10
*,2	Constellation Software Inc. Exp. 3/31/2040	256,880	—
Total Warrants (Cost $—)			471
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[6,7]	Vanguard Market Liquidity Fund, 3.685% (Cost $15,161,413)	151,632,886	15,161,772
Total Investments (101.2%) (Cost $387,197,921)			637,152,738
Other Assets and Liabilities—Net (-1.2%)			(7,814,657)
Net Assets (100%)			629,338,081
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,950,911.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $13,741,606, representing 2.2% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $10,573,364 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	450	162,984	1,377
Euro Stoxx 50 Index	June 2026	20,086	1,376,718	35,605
FTSE 100 Index	June 2026	6,037	852,578	6,093
MSCI Emerging Markets Index	June 2026	18,784	1,534,841	136,986
S&P ASX 200 Index	June 2026	2,312	360,702	(232)
S&P TSX 60 Index	June 2026	2,108	615,849	23,762
Topix Index	June 2026	4,316	1,032,168	26,795
				230,386

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	AUD	333,381	USD	237,448	2,368	—
JPMorgan Chase Bank, N.A.	6/17/2026	AUD	202,317	USD	140,192	5,344	—
Toronto-Dominion Bank	6/17/2026	CAD	398,976	USD	295,701	—	(1,420)
Standard Chartered Bank	6/17/2026	CAD	130,519	USD	94,096	2,174	—
State Street Bank & Trust Co.	6/17/2026	EUR	360,335	USD	419,489	4,302	—
Citibank, N.A.	6/17/2026	EUR	291,286	USD	337,822	4,760	—
Toronto-Dominion Bank	6/17/2026	EUR	189,261	USD	220,449	2,141	—
JPMorgan Chase Bank, N.A.	6/17/2026	GBP	292,632	USD	392,601	5,564	—
HSBC Bank plc	6/17/2026	GBP	65,027	USD	86,145	2,333	—
Citibank, N.A.	6/17/2026	INR	55,912,120	USD	600,983	—	(14,229)
BNP Paribas	6/17/2026	INR	43,638,813	USD	471,424	—	(13,468)
Toronto-Dominion Bank	6/17/2026	INR	20,877,849	USD	225,300	—	(6,203)
JPMorgan Chase Bank, N.A.	6/17/2026	INR	14,204,212	USD	152,856	—	(3,794)
Bank of America, N.A.	6/17/2026	INR	9,247,207	USD	100,013	—	(2,971)
Toronto-Dominion Bank	6/17/2026	JPY	78,665,911	USD	496,100	8,308	—
UBS AG	6/17/2026	JPY	38,665,911	USD	244,644	3,283	—
JPMorgan Chase Bank, N.A.	6/17/2026	JPY	10,661,348	USD	67,096	1,265	—
State Street Bank & Trust Co.	6/17/2026	USD	218,465	AUD	306,773	—	(2,209)
State Street Bank & Trust Co.	6/17/2026	USD	112,499	BRL	595,457	—	(6,400)
State Street Bank & Trust Co.	6/17/2026	USD	411,458	CHF	316,743	4,085	—
HSBC Bank plc	6/17/2026	USD	120,009	HKD	934,854	452	—
State Street Bank & Trust Co.	6/17/2026	USD	230,979	JPY	36,734,326	—	(4,563)
UBS AG	6/17/2026	USD	198,431	JPY	31,568,561	—	(3,987)
Bank of Montreal	6/17/2026	USD	79,392	JPY	12,627,425	—	(1,575)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	66,932	JPY	10,629,145	—	(1,222)
Citibank, N.A.	6/17/2026	USD	39,687	JPY	6,313,712	—	(796)
HSBC Bank plc	6/17/2026	USD	26,464	JPY	4,209,142	—	(525)
Royal Bank of Canada	6/17/2026	USD	26,451	JPY	4,209,142	—	(538)
BNP Paribas	6/17/2026	USD	15,594	KRW	22,885,762	144	—
Toronto-Dominion Bank	6/17/2026	USD	126,209	SEK	1,153,111	1,017	—
HSBC Bank plc	6/17/2026	USD	102,716	SEK	967,479	—	(2,321)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	36,288	SEK	341,283	—	(764)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/17/2026	USD	7,785	SEK	73,351	—	(179)
Citibank, N.A.	6/17/2026	USD	23,041	TWD	733,460	—	(174)
						47,540	(67,338)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Agricultural Bank of China Ltd. Class H	9/2/2027	MSBNA	25,827	(1.140)	1,051	—
Beijing Compass Technology Development Co. Ltd. Class A	9/2/2027	MSBNA	4,056	8.860	—	(72)
Beijing Kingsoft Office Software Inc. Class A	9/2/2027	MSBNA	9,244	1.360	393	—
Biwin Storage Technology Co. Ltd. Class A	9/2/2027	MSBNA	8,073	3.110	1,437	—
BYD Co. Ltd. Class H	9/2/2027	MSBNA	38,926	(1.640)	865	—
Cambricon Technologies Corp. Ltd. Class A	9/2/2027	MSBNA	32,388	(1.640)	15,361	—
China Airlines Ltd.	9/2/2027	MSBNA	14,226	(0.890)	—	(65)
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	9/2/2027	MSBNA	12,871	0.110	383	—
China Shenhua Energy Co. Ltd. Class H	2/3/2027	GSI	14,788	(0.140)	656	—
China Tourism Group Duty Free Corp. Ltd. Class A	9/2/2027	MSBNA	10,250	1.860	—	(593)
China XD Electric Co. Ltd. Class A	9/2/2027	MSBNA	4,924	6.360	329	—
East Money Information Co. Ltd. Class A	9/2/2027	MSBNA	18,673	(1.390)	889	—
Engie Brasil Energia SA	2/2/2027	GSI	17,336	(0.790)	491	—
Eve Energy Co. Ltd. Class A	9/2/2027	MSBNA	11,311	2.610	472	—
Foxconn Industrial Internet Co. Ltd. Class A	9/2/2027	MSBNA	26,529	(1.140)	3,160	—
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	BANA	274,828	2.607	25,273	—
FTSE China A Stock Connect CNY All Cap Index	6/4/2026	GSI	425,283	3.060	11,316	—
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9/2/2027	MSBNA	8,957	2.360	9	—
Hapvida Participacoes e Investimentos SA	2/2/2027	GSI	5,293	5.360	—	(287)
Hygon Information Technology Co. Ltd. Class A	9/2/2027	MSBNA	45,305	(2.140)	9,522	—
Kiler Holding A/S	2/2/2027	GSI	4,569	11.360	—	(351)
Leejam Sports Co. JSC	2/2/2027	JPMC	2,126	(4.630)	—	(215)
MBRF Global Foods Co. SA	2/2/2027	GSI	15,705	(0.140)	—	(1,626)
Peker Gayrimenkul Yatirim Ortakligi A/S	2/2/2027	GSI	9,636	2.360	1,483	—
Ral Yatirim Holding A/S	2/2/2027	GSI	6,194	8.360	1,121	—
Seres Group Co. Ltd. Class A	9/2/2027	MSBNA	11,203	0.360	—	(109)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9/2/2027	MSBNA	13,027	0.110	—	(61)
Sharetronic Data Technology Co. Ltd. Class A	9/2/2027	MSBNA	8,817	4.760	1,474	—
Vanguard International Semiconductor Corp.	9/2/2027	MSBNA	34,049	2.360	7,825	—
Verisilicon Microelectronics Shanghai Co. Ltd. Class A	2/2/2027	CITNA	7,925	4.860	1,046	—

Total International Stock Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Victory Giant Technology Huizhou Co. Ltd. Class A	9/2/2027	MSBNA	16,747	4.860	2,860	—
Wuliangye Yibin Co. Ltd. Class A	9/2/2027	MSBNA	30,303	(0.640)	—	(2,065)
					87,416	(5,444)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $76,200 and cash of $1,630 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $371,538,461)	621,240,357
Affiliated Issuers (Cost $15,659,460)	15,912,381
Total Investments in Securities	637,152,738
Investment in Vanguard	13,920
Foreign Currency, at Value (Cost $975,920)	981,293
Cash Collateral Pledged—Futures Contracts	340,323
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	33,685
Receivables for Investment Securities Sold	23,471
Receivables for Accrued Income	2,941,684
Receivables for Capital Shares Issued	156,410
Variation Margin Receivable—Futures Contracts	63,453
Unrealized Appreciation—Forward Currency Contracts	47,540
Unrealized Appreciation—Over-the-Counter Swap Contracts	87,416
Total Assets	641,841,933
Liabilities
Due to Custodian	1,335
Payables for Investment Securities Purchased	35,145
Collateral for Securities on Loan	10,573,364
Payables for Capital Shares Redeemed	81,118
Payables to Vanguard	49,073
Unrealized Depreciation—Forward Currency Contracts	67,338
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,444
Deferred Foreign Capital Gains Taxes	1,691,035
Total Liabilities	12,503,852
Net Assets	629,338,081
1 Includes $9,950,911 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	420,125,686
Total Distributable Earnings (Loss)	209,212,395
Net Assets	629,338,081

Investor Shares—Net Assets
Applicable to 10,014,900,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	266,802,303
Net Asset Value Per Share—Investor Shares	$26.64

ETF Shares—Net Assets
Applicable to 1,750,852,967 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	145,097,435
Net Asset Value Per Share—ETF Shares	$82.87

Admiral™ Shares—Net Assets
Applicable to 2,256,692,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	100,568,859
Net Asset Value Per Share—Admiral Shares	$44.56

Institutional Shares—Net Assets
Applicable to 299,511,086 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,377,354
Net Asset Value Per Share—Institutional Shares	$178.21

Institutional Plus Shares—Net Assets
Applicable to 225,446,063 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,187,413
Net Asset Value Per Share—Institutional Plus Shares	$178.26

Institutional Select Shares—Net Assets
Applicable to 124,118,303 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,304,717
Net Asset Value Per Share—Institutional Select Shares	$187.76
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	7,071,470
Dividends—Affiliated Issuers	13,151
Interest—Unaffiliated Issuers	8,858
Interest—Affiliated Issuers	78,752
Securities Lending—Net	106,580
Total Income	7,278,811
Expenses
The Vanguard Group—Note C
Investment Advisory Services	20,917
Management and Administrative—Investor Shares	189,134
Management and Administrative—ETF Shares	19,566
Management and Administrative—Admiral Shares	33,845
Management and Administrative—Institutional Shares	10,717
Management and Administrative—Institutional Plus Shares	6,089
Management and Administrative—Institutional Select Shares	3,366
Marketing and Distribution—Investor Shares	6,799
Marketing and Distribution—ETF Shares	2,205
Marketing and Distribution—Admiral Shares	2,076
Marketing and Distribution—Institutional Shares	763
Marketing and Distribution—Institutional Plus Shares	560
Marketing and Distribution—Institutional Select Shares	42
Custodian Fees	21,291
Shareholders’ Reports—Investor Shares	943
Shareholders’ Reports—ETF Shares	683
Shareholders’ Reports and Proxy Fees—Admiral Shares	347
Shareholders’ Reports—Institutional Shares	147
Shareholders’ Reports—Institutional Plus Shares	125
Shareholders’ Reports—Institutional Select Shares	1
Trustees’ Fees and Expenses	157
Other Expenses	437
Total Expenses	320,210
Net Investment Income	6,958,601
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2,3]	(121,918)
Investment Securities Sold—Affiliated Issuers	(82)
Futures Contracts	472,976
Swap Contracts	30,962
Forward Currency Contracts	(66,891)
Foreign Currencies	(98,459)
Realized Net Gain (Loss)	216,588
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2026
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	66,466,639
Investment Securities—Affiliated Issuers	49,338
Futures Contracts	59,385
Swap Contracts	74,917
Forward Currency Contracts	21,722
Foreign Currencies	141,188
Change in Unrealized Appreciation (Depreciation)	66,813,189
Net Increase (Decrease) in Net Assets Resulting from Operations	73,988,378
1	Dividends are net of foreign withholding taxes of $690,200.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $5,491.
3	Includes $711,826 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($271,114).
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,958,601	13,572,088
Realized Net Gain (Loss)	216,588	199,016
Change in Unrealized Appreciation (Depreciation)	66,813,189	96,284,064
Net Increase (Decrease) in Net Assets Resulting from Operations	73,988,378	110,055,168
Distributions
Investor Shares	(4,658,171)	(6,629,248)
ETF Shares	(2,235,222)	(2,700,291)
Admiral Shares	(1,741,807)	(2,466,805)
Institutional Shares	(918,228)	(1,337,841)
Institutional Plus Shares	(666,573)	(978,045)
Institutional Select Shares	(407,105)	(498,548)
Total Distributions	(10,627,106)	(14,610,778)
Capital Share Transactions
Investor Shares	(9,504,294)	332,612
ETF Shares	20,706,673	15,964,626
Admiral Shares	(1,304,249)	125,235
Institutional Shares	(9,756)	(1,777,708)
Institutional Plus Shares	(1,430,505)	2,619,082
Institutional Select Shares	3,238,807	(118,986)
Net Increase (Decrease) from Capital Share Transactions	11,696,676	17,144,861
Total Increase (Decrease)	75,057,948	112,589,251
Net Assets
Beginning of Period	554,280,133	441,690,882
End of Period	629,338,081	554,280,133
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.97	$19.83	$16.57	$15.20	$20.86	$16.39
Investment Operations
Net Investment Income[1]	.285	.582	.532	.517	.548	.506
Net Realized and Unrealized Gain (Loss) on Investments	2.834	4.191	3.296	1.370	(5.613)	4.464
Total from Investment Operations	3.119	4.773	3.828	1.887	(5.065)	4.970
Distributions
Dividends from Net Investment Income	(.449)	(.633)	(.568)	(.517)	(.595)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.449)	(.633)	(.568)	(.517)	(.595)	(.500)
Net Asset Value, End of Period	$26.64	$23.97	$19.83	$16.57	$15.20	$20.86
Total Return[2]	13.22%	24.69%	23.32%	12.29%	-24.70%	30.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$266,802	$248,405	$204,358	$163,566	$148,776	$199,230
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.18%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.76%	2.77%	2.95%	3.03%	2.49%
Portfolio Turnover Rate[4]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%, 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.55	$61.67	$51.56	$47.28	$64.90	$50.97
Investment Operations
Net Investment Income[1]	.965	1.897	1.721	1.669	1.777	1.677
Net Realized and Unrealized Gain (Loss) on Investments	8.798	13.024	10.215	4.274	(17.486)	13.870
Total from Investment Operations	9.763	14.921	11.936	5.943	(15.709)	15.547
Distributions
Dividends from Net Investment Income	(1.443)	(2.041)	(1.826)	(1.663)	(1.911)	(1.617)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.443)	(2.041)	(1.826)	(1.663)	(1.911)	(1.617)
Net Asset Value, End of Period	$82.87	$74.55	$61.67	$51.56	$47.28	$64.90
Total Return	13.32%	24.83%	23.37%	12.46%	-24.64%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$145,097	$110,856	$76,942	$54,767	$44,401	$51,747
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.88%	2.88%	3.06%	3.16%	2.64%
Portfolio Turnover Rate[3]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.09	$33.16	$27.72	$25.43	$34.90	$27.41
Investment Operations
Net Investment Income[1]	.497	1.000	.907	.885	.942	.868
Net Realized and Unrealized Gain (Loss) on Investments	4.740	7.013	5.502	2.288	(9.398)	7.478
Total from Investment Operations	5.237	8.013	6.409	3.173	(8.456)	8.346
Distributions
Dividends from Net Investment Income	(.767)	(1.083)	(.969)	(.883)	(1.014)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.767)	(1.083)	(.969)	(.883)	(1.014)	(.856)
Net Asset Value, End of Period	$44.56	$40.09	$33.16	$27.72	$25.43	$34.90
Total Return[2]	13.28%	24.80%	23.34%	12.35%	-24.65%	30.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$100,569	$91,611	$75,608	$64,479	$59,468	$80,052
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.11%[3]	0.12%[3]	0.11%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.83%	2.83%	3.02%	3.11%	2.55%
Portfolio Turnover Rate[4]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$160.33	$132.62	$110.87	$101.68	$139.55	$109.61
Investment Operations
Net Investment Income[1]	2.019	4.032	3.663	3.572	3.806	3.519
Net Realized and Unrealized Gain (Loss) on Investments	18.955	28.051	22.001	9.182	(37.582)	29.888
Total from Investment Operations	20.974	32.083	25.664	12.754	(33.776)	33.407
Distributions
Dividends from Net Investment Income	(3.094)	(4.373)	(3.914)	(3.564)	(4.094)	(3.467)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.094)	(4.373)	(3.914)	(3.564)	(4.094)	(3.467)
Net Asset Value, End of Period	$178.21	$160.33	$132.62	$110.87	$101.68	$139.55
Total Return	13.30%	24.83%	23.37%	12.41%	-24.63%	30.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,377	$48,041	$41,424	$34,802	$32,204	$42,913
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%[2]	0.09%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.86%	2.86%	3.05%	3.14%	2.58%
Portfolio Turnover Rate[3]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$160.36	$132.65	$110.90	$101.70	$139.59	$109.63
Investment Operations
Net Investment Income[1]	2.035	4.067	3.690	3.584	3.815	2.900
Net Realized and Unrealized Gain (Loss) on Investments	18.968	28.032	21.987	9.192	(37.597)	30.529
Total from Investment Operations	21.003	32.099	25.677	12.776	(33.782)	33.429
Distributions
Dividends from Net Investment Income	(3.103)	(4.389)	(3.927)	(3.576)	(4.108)	(3.469)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.103)	(4.389)	(3.927)	(3.576)	(4.108)	(3.469)
Net Asset Value, End of Period	$178.26	$160.36	$132.65	$110.90	$101.70	$139.59
Total Return	13.32%	24.84%	23.38%	12.43%	-24.63%	30.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,187	$37,735	$28,729	$27,752	$25,785	$32,880
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.07%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.87%	2.88%	3.06%	3.15%	2.18%
Portfolio Turnover Rate[3]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$168.92	$139.73	$116.81	$107.13	$147.04	$115.49
Investment Operations
Net Investment Income[1]	2.147	4.269	3.957	3.804	4.059	3.731
Net Realized and Unrealized Gain (Loss) on Investments	19.966	29.561	23.134	9.673	(39.609)	31.522
Total from Investment Operations	22.113	33.830	27.091	13.477	(35.550)	35.253
Distributions
Dividends from Net Investment Income	(3.273)	(4.640)	(4.171)	(3.797)	(4.360)	(3.703)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.273)	(4.640)	(4.171)	(3.797)	(4.360)	(3.703)
Net Asset Value, End of Period	$187.76	$168.92	$139.73	$116.81	$107.13	$147.04
Total Return	13.31%	24.85%	23.42%	12.45%	-24.61%	30.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,305	$17,633	$14,629	$9,072	$8,277	$10,014
Ratio of Total Expenses to Average Net Assets	0.045%	0.046%	0.047%[2]	0.050%[2]	0.047%[2]	0.045%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.87%	2.91%	3.08%	3.19%	2.60%
Portfolio Turnover Rate[3]	1%	4%	3%	4%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.047%, 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.

Total International Stock Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $13,920,000, representing less than 0.01% of the fund’s net assets and 5.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	61,136,603	355,064	—	61,491,667
Common Stocks—Other	2,806,521	552,666,750	270,486	555,743,757
Preferred Stocks—North and South America	2,571,463	—	—	2,571,463
Preferred Stocks—Other	680	2,179,372	—	2,180,052
Rights	3,476	11	69	3,556
Warrants	92	—	379	471
Temporary Cash Investments	15,161,772	—	—	15,161,772
Total	81,680,607	555,201,197	270,934	637,152,738

Derivative Financial Instruments
Assets
Futures Contracts[1]	230,618	—	—	230,618
Forward Currency Contracts	—	47,540	—	47,540
Swap Contracts	—	87,416	—	87,416
Total	230,618	134,956	—	365,574
Liabilities
Futures Contracts[1]	(232)	—	—	(232)
Forward Currency Contracts	—	(67,338)	—	(67,338)
Swap Contracts	—	(5,444)	—	(5,444)
Total	(232)	(72,782)	—	(73,014)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
E.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	230,618	—	230,618
Unrealized Appreciation—Forward Currency Contracts	—	47,540	47,540
Unrealized Appreciation—Over-the-Counter Swap Contracts	87,416	—	87,416
Total Assets	318,034	47,540	365,574

Unrealized Depreciation—Futures Contracts[1]	(232)	—	(232)
Unrealized Depreciation—Forward Currency Contracts	—	(67,338)	(67,338)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(5,444)	—	(5,444)
Total Liabilities	(5,676)	(67,338)	(73,014)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	472,976	—	472,976
Swap Contracts	30,962	—	30,962
Forward Currency Contracts	—	(66,891)	(66,891)
Realized Net Gain (Loss) on Derivatives	503,938	(66,891)	437,047

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	59,385	—	59,385
Swap Contracts	74,917	—	74,917
Forward Currency Contracts	—	21,722	21,722
Change in Unrealized Appreciation (Depreciation) on Derivatives	134,302	21,722	156,024
F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	396,739,574
Gross Unrealized Appreciation	281,057,022
Gross Unrealized Depreciation	(40,351,298)
Net Unrealized Appreciation (Depreciation)	240,705,724
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $34,866,581,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2026, the fund purchased $12,678,637,000 of investment securities and sold $8,399,617,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,902,330,000 and $1,249,783,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Stock Index Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,069,801	363,501	16,642,259	803,445
Issued in Lieu of Cash Distributions	4,658,171	194,540	6,629,248	327,163
Redeemed	(23,232,266)	(908,015)	(22,938,895)	(1,073,537)
Net Increase (Decrease)—Investor Shares	(9,504,294)	(349,974)	332,612	57,071
ETF Shares
Issued	21,180,793	269,939	15,964,626	239,282
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(474,120)	(6,000)	—	—
Net Increase (Decrease)—ETF Shares	20,706,673	263,939	15,964,626	239,282
Admiral Shares
Issued	7,680,702	182,073	11,426,955	324,767
Issued in Lieu of Cash Distributions	1,441,940	35,995	2,051,060	60,422
Redeemed	(10,426,891)	(246,432)	(13,352,780)	(380,013)
Net Increase (Decrease)—Admiral Shares	(1,304,249)	(28,364)	125,235	5,176
Institutional Shares
Issued	5,164,462	30,541	7,314,174	51,723
Issued in Lieu of Cash Distributions	856,793	5,348	1,237,840	9,130
Redeemed	(6,031,011)	(36,024)	(10,329,722)	(73,557)
Net Increase (Decrease)—Institutional Shares	(9,756)	(135)	(1,777,708)	(12,704)
Institutional Plus Shares
Issued	4,564,141	26,892	8,649,275	61,919
Issued in Lieu of Cash Distributions	656,116	4,095	961,849	7,062
Redeemed	(6,650,762)	(40,849)	(6,992,042)	(50,248)
Net Increase (Decrease)—Institutional Plus Shares	(1,430,505)	(9,862)	2,619,082	18,733
Institutional Select Shares
Issued	4,357,108	25,907	1,967,003	13,900
Issued in Lieu of Cash Distributions	407,105	2,412	498,548	3,490
Redeemed	(1,525,406)	(8,588)	(2,584,537)	(17,697)
Net Increase (Decrease)—Institutional Select Shares	3,238,807	19,731	(118,986)	(307)
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	700,169	—	—	—	50,440	13,151	—	750,609
Vanguard Market Liquidity Fund	11,091,214	NA1	NA1	(82)	(1,102)	78,752	—	15,161,772
Total	11,791,383	—	—	(82)	49,338	91,903	—	15,912,381
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Total International Stock Index Fund
K.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1132 062026

Financial Statements
For the six-months ended April 30, 2026
Vanguard LifeStrategy® 80/20 Fund
(formerly Vanguard LifeStrategy Growth Fund)

Contents
Financial Statements	1

LifeStrategy 80/20 Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (48.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	73,061,855	12,592,942
International Stock Fund (32.8%)
	Vanguard Total International Stock Index Fund Investor Shares	321,515,835	8,565,182
U.S. Bond Fund (13.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	358,110,289	3,409,210
International Bond Fund (5.5%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	165,046,072	1,437,551
Total Investment Companies (Cost $11,306,921)			26,004,885
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.685% (Cost $147,043)	1,470,788	147,064
Total Investments (100.0%) (Cost $11,453,964)			26,151,949
Other Assets and Liabilities—Net (0.0%)			8,755
Net Assets (100%)			26,160,704
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	624	69,010	(1,671)
E-mini S&P 500 Index	June 2026	239	86,563	6,657
				4,986
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy 80/20 Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,453,964)	26,151,949
Cash Collateral Pledged—Futures Contracts	6,947
Receivables for Investment Securities Sold	4,579
Receivables for Accrued Income	11,705
Receivables for Capital Shares Issued	8,157
Variation Margin Receivable—Futures Contracts	1,051
Total Assets	26,184,388
Liabilities
Payables for Investment Securities Purchased	11,706
Payables for Capital Shares Redeemed	11,978
Total Liabilities	23,684
Net Assets	26,160,704
At April 30, 2026, net assets consisted of:

Paid-in Capital	11,091,518
Total Distributable Earnings (Loss)	15,069,186
Net Assets	26,160,704

Net Assets
Applicable to 485,702,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,160,704
Net Asset Value Per Share	$53.86
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy 80/20 Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	320,980
Interest	116
Net Investment Income—Note C	321,096
Realized Net Gain (Loss)
Affiliated Funds Sold	333,488
Futures Contracts	19
Realized Net Gain (Loss)	333,507
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,137,886
Futures Contracts	1,713
Change in Unrealized Appreciation (Depreciation)	1,139,599
Net Increase (Decrease) in Net Assets Resulting from Operations	1,794,202
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy 80/20 Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,096	527,610
Realized Net Gain (Loss)	333,507	482,681
Change in Unrealized Appreciation (Depreciation)	1,139,599	3,076,391
Net Increase (Decrease) in Net Assets Resulting from Operations	1,794,202	4,086,682
Distributions
Total Distributions	(787,473)	(1,292,887)
Capital Share Transactions
Issued	1,331,548	2,163,042
Issued in Lieu of Cash Distributions	732,397	1,210,640
Redeemed	(1,889,845)	(3,190,576)
Net Increase (Decrease) from Capital Share Transactions	174,100	183,106
Total Increase (Decrease)	1,180,829	2,976,901
Net Assets
Beginning of Period	24,979,875	22,002,974
End of Period	26,160,704	24,979,875
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy 80/20 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.80	$46.11	$37.33	$35.36	$45.26	$36.15
Investment Operations
Net Investment Income[1]	.659	1.084	1.029	.843	.845	.705
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.026	.051
Net Realized and Unrealized Gain (Loss) on Investments	3.041	7.321	9.049	1.990	(9.175)	9.813
Total from Investment Operations	3.700	8.405	10.078	2.833	(8.304)	10.569
Distributions
Dividends from Net Investment Income	(.721)	(1.078)	(1.023)	(.820)	(.851)	(.709)
Distributions from Realized Capital Gains	(.919)	(1.637)	(.275)	(.043)	(.745)	(.750)
Total Distributions	(1.640)	(2.715)	(1.298)	(.863)	(1.596)	(1.459)
Net Asset Value, End of Period	$53.86	$51.80	$46.11	$37.33	$35.36	$45.26
Total Return[3]	7.32%	19.20%	27.32%	8.03%	-18.92%	29.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,161	$24,980	$22,003	$18,038	$17,278	$21,449
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.31%	2.36%	2.20%	2.12%	1.65%
Portfolio Turnover Rate	3%	5%	5%	3%	8%	4%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy 80/20 Fund
Notes to Financial Statements
Vanguard LifeStrategy 80/20 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In February 2026, the Board of Trustees approved changing the fund’s name to Vanguard LifeStrategy 80/20 Fund to better reflect its existing investment strategy, which became effective in May 2026.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

LifeStrategy 80/20 Fund
by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,517,417
Gross Unrealized Appreciation	15,004,875
Gross Unrealized Depreciation	(365,357)
Net Unrealized Appreciation (Depreciation)	14,639,518
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	25,715	46,190
Issued in Lieu of Cash Distributions	14,364	27,011
Redeemed	(36,568)	(68,193)
Net Increase (Decrease) in Shares Outstanding	3,511	5,008
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	147,119	NA1	NA1	—	(16)	2,712	—	147,064
Vanguard Total Bond Market II Index Fund	3,191,265	366,100	94,939	(2,212)	(51,004)	64,907	—	3,409,210
Vanguard Total International Bond II Index Fund	1,313,529	206,231	35,936	(567)	(45,706)	35,828	—	1,437,551
Vanguard Total International Stock Index Fund	8,186,639	177,590	699,599	148,437	752,115	152,169	—	8,565,182
Vanguard Total Stock Market Index Fund	12,147,043	81,594	306,022	187,830	482,497	65,364	—	12,592,942
Total	24,985,595	831,515	1,136,496	333,488	1,137,886	320,980	—	26,151,949
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
7

LifeStrategy 80/20 Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1222 062026
8

Financial Statements
For the six-months ended April 30, 2026
Vanguard LifeStrategy® 20/80 Fund
(formerly Vanguard LifeStrategy Income Fund)

Contents
Financial Statements	1

LifeStrategy 20/80 Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (12.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,972,143	512,279
International Stock Fund (8.8%)
	Vanguard Total International Stock Index Fund Investor Shares	13,378,296	356,398
U.S. Bond Fund (54.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	231,621,147	2,205,033
International Bond Fund (23.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	106,695,133	929,315
Total Investment Companies (Cost $3,633,807)			4,003,025
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 3.685% (Cost $25,724)	257,304	25,728
Total Investments (100.0%) (Cost $3,659,531)			4,028,753
Other Assets and Liabilities—Net (0.0%)			1,744
Net Assets (100%)			4,030,497
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	118	13,050	(202)
E-mini S&P 500 Index	June 2026	40	14,488	1,088
				886
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy 20/80 Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,659,531)	4,028,753
Cash Collateral Pledged—Futures Contracts	1,196
Receivables for Investment Securities Sold	1,076
Receivables for Accrued Income	7,346
Receivables for Capital Shares Issued	1,681
Variation Margin Receivable—Futures Contracts	179
Total Assets	4,040,231
Liabilities
Payables for Investment Securities Purchased	7,348
Payables for Capital Shares Redeemed	2,386
Total Liabilities	9,734
Net Assets	4,030,497
At April 30, 2026, net assets consisted of:

Paid-in Capital	3,672,123
Total Distributable Earnings (Loss)	358,374
Net Assets	4,030,497

Net Assets
Applicable to 253,462,123 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,030,497
Net Asset Value Per Share	$15.90
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy 20/80 Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	79,718
Interest	22
Net Investment Income—Note C	79,740
Realized Net Gain (Loss)
Affiliated Funds Sold	27,837
Futures Contracts	(175)
Realized Net Gain (Loss)	27,662
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(29,077)
Futures Contracts	265
Change in Unrealized Appreciation (Depreciation)	(28,812)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,590
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy 20/80 Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,740	143,239
Realized Net Gain (Loss)	27,662	20,464
Change in Unrealized Appreciation (Depreciation)	(28,812)	176,321
Net Increase (Decrease) in Net Assets Resulting from Operations	78,590	340,024
Distributions
Total Distributions	(107,115)	(218,665)
Capital Share Transactions
Issued	368,384	618,802
Issued in Lieu of Cash Distributions	96,835	198,907
Redeemed	(479,426)	(836,425)
Net Increase (Decrease) from Capital Share Transactions	(14,207)	(18,716)
Total Increase (Decrease)	(42,732)	102,643
Net Assets
Beginning of Period	4,073,229	3,970,586
End of Period	4,030,497	4,073,229
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy 20/80 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.01	$15.54	$14.09	$14.09	$17.40	$16.73
Investment Operations
Net Investment Income[1]	.310	.563	.541	.366	.368	.261
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.046	.092
Net Realized and Unrealized Gain (Loss) on Investments	(.000)[3]	.773	1.461	(.004)	(3.042)	.656
Total from Investment Operations	.310	1.336	2.002	.362	(2.628)	1.009
Distributions
Dividends from Net Investment Income	(.321)	(.565)	(.552)	(.362)	(.365)	(.264)
Distributions from Realized Capital Gains	(.099)	(.301)	—	—	(.317)	(.075)
Total Distributions	(.420)	(.866)	(.552)	(.362)	(.682)	(.339)
Net Asset Value, End of Period	$15.90	$16.01	$15.54	$14.09	$14.09	$17.40
Total Return[4]	1.99%	8.98%	14.31%	2.52%	-15.59%	6.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,030	$4,073	$3,971	$4,011	$4,479	$6,098
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.15%	3.64%	3.55%	2.50%	2.34%	1.51%
Portfolio Turnover Rate	5%	8%	5%	4%	26%	7%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Amount was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy 20/80 Fund
Notes to Financial Statements
Vanguard LifeStrategy 20/80 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Bond Market II Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In February 2026, the Board of Trustees approved changing the fund’s name to Vanguard LifeStrategy 20/80 Fund to better reflect its existing investment strategy, which became effective in May 2026.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard
6

LifeStrategy 20/80 Fund
funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,702,141
Gross Unrealized Appreciation	594,744
Gross Unrealized Depreciation	(267,246)
Net Unrealized Appreciation (Depreciation)	327,498
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	23,150	40,047
Issued in Lieu of Cash Distributions	6,177	13,059
Redeemed	(30,225)	(54,246)
Net Increase (Decrease) in Shares Outstanding	(898)	(1,140)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	26,865	NA1	NA1	2	(5)	473	—	25,728
Vanguard Total Bond Market II Index Fund	2,228,290	115,667	103,700	(6,565)	(28,659)	44,142	—	2,205,033
Vanguard Total International Bond II Index Fund	942,800	64,559	46,106	(1,479)	(30,459)	25,660	—	929,315
Vanguard Total International Stock Index Fund	361,279	24,496	68,038	16,755	21,906	6,727	—	356,398
Vanguard Total Stock Market Index Fund	512,614	10,733	38,332	19,124	8,140	2,716	—	512,279
Total	4,071,848	215,455	256,176	27,837	(29,077)	79,718	—	4,028,753
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
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LifeStrategy 20/80 Fund
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7232 062026
8

Financial Statements
For the six-months ended April 30, 2026
Vanguard LifeStrategy® 40/60 Fund
(formerly Vanguard LifeStrategy Conservative Growth Fund)

Contents
Financial Statements	1

LifeStrategy 40/60 Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (24.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	16,138,839	2,781,690
International Stock Fund (16.9%)
	Vanguard Total International Stock Index Fund Investor Shares	71,050,720	1,892,791
U.S. Bond Fund (40.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	476,030,116	4,531,807
International Bond Fund (17.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	217,997,210	1,898,756
Total Investment Companies (Cost $8,094,221)			11,105,044
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 3.685% (Cost $70,740)	707,647	70,757
Total Investments (100.0%) (Cost $8,164,961)			11,175,801
Other Assets and Liabilities—Net (0.0%)			2,672
Net Assets (100%)			11,178,473
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	313	34,616	(838)
E-mini S&P 500 Index	June 2026	109	39,478	2,974
				2,136
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy 40/60 Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,164,961)	11,175,801
Cash Collateral Pledged—Futures Contracts	3,227
Receivables for Investment Securities Sold	1,935
Receivables for Accrued Income	15,146
Receivables for Capital Shares Issued	3,758
Variation Margin Receivable—Futures Contracts	486
Total Assets	11,200,353
Liabilities
Payables for Investment Securities Purchased	15,146
Payables for Capital Shares Redeemed	6,734
Total Liabilities	21,880
Net Assets	11,178,473
At April 30, 2026, net assets consisted of:

Paid-in Capital	8,135,290
Total Distributable Earnings (Loss)	3,043,183
Net Assets	11,178,473

Net Assets
Applicable to 499,433,299 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,178,473
Net Asset Value Per Share	$22.38
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy 40/60 Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	189,139
Interest	57
Net Investment Income—Note C	189,196
Realized Net Gain (Loss)
Affiliated Funds Sold	90,842
Futures Contracts	267
Realized Net Gain (Loss)	91,109
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	123,286
Futures Contracts	484
Change in Unrealized Appreciation (Depreciation)	123,770
Net Increase (Decrease) in Net Assets Resulting from Operations	404,075
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy 40/60 Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	189,196	331,183
Realized Net Gain (Loss)	91,109	265,831
Change in Unrealized Appreciation (Depreciation)	123,770	629,569
Net Increase (Decrease) in Net Assets Resulting from Operations	404,075	1,226,583
Distributions
Total Distributions	(443,090)	(707,738)
Capital Share Transactions
Issued	834,943	1,276,108
Issued in Lieu of Cash Distributions	408,711	652,682
Redeemed	(934,304)	(1,841,639)
Net Increase (Decrease) from Capital Share Transactions	309,350	87,151
Total Increase (Decrease)	270,335	605,996
Net Assets
Beginning of Period	10,908,138	10,302,142
End of Period	11,178,473	10,908,138
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy 40/60 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.48	$21.44	$19.10	$18.87	$23.66	$21.49
Investment Operations
Net Investment Income[1]	.382	.680	.656	.476	.472	.360
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.044	.089
Net Realized and Unrealized Gain (Loss) on Investments	.428	1.838	2.822	.363	(4.327)	2.435
Total from Investment Operations	.810	2.518	3.478	.839	(3.811)	2.884
Distributions
Dividends from Net Investment Income	(.394)	(.683)	(.667)	(.468)	(.471)	(.362)
Distributions from Realized Capital Gains	(.516)	(.795)	(.471)	(.141)	(.508)	(.352)
Total Distributions	(.910)	(1.478)	(1.138)	(.609)	(.979)	(.714)
Net Asset Value, End of Period	$22.38	$22.48	$21.44	$19.10	$18.87	$23.66
Total Return[3]	3.73%	12.45%	18.51%	4.43%	-16.67%	13.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,178	$10,908	$10,302	$9,538	$9,899	$12,746
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.63%	3.19%	3.15%	2.40%	2.23%	1.55%
Portfolio Turnover Rate	4%	8%	5%	4%	21%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy 40/60 Fund
Notes to Financial Statements
Vanguard LifeStrategy 40/60 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In February 2026, the Board of Trustees approved changing the fund’s name to Vanguard LifeStrategy 40/60 Fund to better reflect its existing investment strategy, which became effective in May 2026.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

LifeStrategy 40/60 Fund
by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,239,780
Gross Unrealized Appreciation	3,479,361
Gross Unrealized Depreciation	(541,204)
Net Unrealized Appreciation (Depreciation)	2,938,157
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	37,651	59,914
Issued in Lieu of Cash Distributions	18,761	31,496
Redeemed	(42,191)	(86,674)
Net Increase (Decrease) in Shares Outstanding	14,221	4,736
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	76,060	NA1	NA1	(1)	(8)	1,344	—	70,757
Vanguard Total Bond Market II Index Fund	4,459,185	262,882	119,343	(1,079)	(69,838)	88,464	—	4,531,807
Vanguard Total International Bond II Index Fund	1,869,878	133,765	41,444	(521)	(62,922)	50,979	—	1,898,756
Vanguard Total International Stock Index Fund	1,832,688	69,871	209,321	56,446	143,107	33,948	—	1,892,791
Vanguard Total Stock Market Index Fund	2,674,506	32,980	74,740	35,997	112,947	14,404	—	2,781,690
Total	10,912,317	499,498	444,848	90,842	123,286	189,139	—	11,175,801
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
7

LifeStrategy 40/60 Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q7242 062026
8

Financial Statements
For the six-months ended April 30, 2026
Vanguard LifeStrategy® 60/40 Fund
(formerly Vanguard LifeStrategy Moderate Growth Fund)

Contents
Financial Statements	1

LifeStrategy 60/40 Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (36.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	50,685,175	8,736,097
International Stock Fund (25.2%)
	Vanguard Total International Stock Index Fund Investor Shares	225,872,741	6,017,250
U.S. Bond Fund (26.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	663,945,196	6,320,758
International Bond Fund (11.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	302,662,730	2,636,192
Total Investment Companies (Cost $13,538,236)			23,710,297
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 3.685% (Cost $156,236)	1,562,786	156,263
Total Investments (100.0%) (Cost $13,694,472)			23,866,560
Other Assets and Liabilities—Net (0.0%)			7,020
Net Assets (100%)			23,873,580
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2026	705	77,968	(1,888)
E-mini S&P 500 Index	June 2026	238	86,201	6,493
				4,605
See accompanying Notes, which are an integral part of the Financial Statements.
1

LifeStrategy 60/40 Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,694,472)	23,866,560
Cash Collateral Pledged—Futures Contracts	7,073
Receivables for Investment Securities Sold	12,331
Receivables for Accrued Income	21,360
Receivables for Capital Shares Issued	5,492
Variation Margin Receivable—Futures Contracts	1,067
Total Assets	23,913,883
Liabilities
Payables for Investment Securities Purchased	21,361
Payables for Capital Shares Redeemed	18,942
Total Liabilities	40,303
Net Assets	23,873,580
At April 30, 2026, net assets consisted of:

Paid-in Capital	13,265,374
Total Distributable Earnings (Loss)	10,608,206
Net Assets	23,873,580

Net Assets
Applicable to 659,733,112 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,873,580
Net Asset Value Per Share	$36.19
See accompanying Notes, which are an integral part of the Financial Statements.
2

LifeStrategy 60/40 Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	350,561
Interest	117
Net Investment Income—Note C	350,678
Realized Net Gain (Loss)
Affiliated Funds Sold	417,761
Futures Contracts	372
Realized Net Gain (Loss)	418,133
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	498,016
Futures Contracts	1,292
Change in Unrealized Appreciation (Depreciation)	499,308
Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,119
See accompanying Notes, which are an integral part of the Financial Statements.
3

LifeStrategy 60/40 Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	350,678	599,205
Realized Net Gain (Loss)	418,133	596,210
Change in Unrealized Appreciation (Depreciation)	499,308	2,037,620
Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,119	3,233,035
Distributions
Total Distributions	(939,898)	(1,452,382)
Capital Share Transactions
Issued	1,415,920	2,401,813
Issued in Lieu of Cash Distributions	862,384	1,336,933
Redeemed	(2,188,314)	(3,438,868)
Net Increase (Decrease) from Capital Share Transactions	89,990	299,878
Total Increase (Decrease)	418,211	2,080,531
Net Assets
Beginning of Period	23,455,369	21,374,838
End of Period	23,873,580	23,455,369
See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy 60/40 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.72	$33.06	$28.04	$27.13	$34.35	$29.27
Investment Operations
Net Investment Income[1]	.529	.908	.873	.668	.660	.528
Capital Gain Distributions Received[1]	—	—	.000[2]	.000[2]	.041	.082
Net Realized and Unrealized Gain (Loss) on Investments	1.384	4.008	5.438	1.025	(6.612)	5.561
Total from Investment Operations	1.913	4.916	6.311	1.693	(5.911)	6.171
Distributions
Dividends from Net Investment Income	(.571)	(.905)	(.868)	(.627)	(.655)	(.537)
Distributions from Realized Capital Gains	(.872)	(1.351)	(.423)	(.156)	(.654)	(.554)
Total Distributions	(1.443)	(2.256)	(1.291)	(.783)	(1.309)	(1.091)
Net Asset Value, End of Period	$36.19	$35.72	$33.06	$28.04	$27.13	$34.35
Total Return[3]	5.53%	15.80%	22.87%	6.26%	-17.80%	21.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,874	$23,455	$21,375	$18,749	$17,718	$22,295
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.12%	2.75%	2.76%	2.31%	2.17%	1.60%
Portfolio Turnover Rate	4%	8%	6%	5%	15%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy 60/40 Fund
Notes to Financial Statements
Vanguard LifeStrategy 60/40 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
In February 2026, the Board of Trustees approved changing the fund’s name to Vanguard LifeStrategy 60/40 Fund to better reflect its existing investment strategy, which became effective in May 2026.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note C). Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred
6

LifeStrategy 60/40 Fund
by the fund during the six months ended April 30, 2026, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,809,659
Gross Unrealized Appreciation	10,749,731
Gross Unrealized Depreciation	(688,225)
Net Unrealized Appreciation (Depreciation)	10,061,506
F.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	40,118	72,635
Issued in Lieu of Cash Distributions	24,853	42,147
Redeemed	(61,959)	(104,609)
Net Increase (Decrease) in Shares Outstanding	3,012	10,173
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	152,964	NA1	NA1	(1)	(14)	2,845	—	156,263
Vanguard Total Bond Market II Index Fund	6,299,183	431,534	310,672	(3,854)	(95,433)	124,122	—	6,320,758
Vanguard Total International Bond II Index Fund	2,607,082	217,008	99,291	(485)	(88,122)	70,957	—	2,636,192
Vanguard Total International Stock Index Fund	5,813,157	140,178	570,651	161,053	473,513	107,132	—	6,017,250
Vanguard Total Stock Market Index Fund	8,579,622	53,119	365,764	261,048	208,072	45,505	—	8,736,097
Total	23,452,008	841,839	1,346,378	417,761	498,016	350,561	—	23,866,560
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
7

LifeStrategy 60/40 Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q9142 062026
8

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for the Total International Stock Index Fund and the STAR Core-Plus Bond Fund are included in the financial statements filed under Item 7 of this Form, and those of the STAR Fund and the LifeStrategy Funds are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - LifeStrategy Funds

A majority of independent trustees of the board of Vanguard LifeStrategy 20/80 Fund, Vanguard LifeStrategy 40/60 Fund, Vanguard LifeStrategy 60/40 Fund, and Vanguard LifeStrategy 80/20 Fund (Trustees) has approved a restructuring of the funds’ management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Vanguard STAR Fund

A majority of independent trustees of the board of Vanguard STAR Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

 Trustees Approve Advisory Arrangement - STAR Core-Plus Bond Fund

A majority of independent trustees of the board of Vanguard STAR Core-Plus Bond Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded the performance was such that the advisory arrangements warranted approval.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Total International Stock Index Fund

A majority of independent trustees of the board of Total International Stock Index Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.